Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Basic Materials — 2.3%
38,429	ATI, Inc.*	3,317,960
40,200	Cabot Corp.	3,015,000
8,300	CF Industries Holdings, Inc.	763,600
15,500	Eastman Chemical Co.	1,157,230
256,052	Element Solutions, Inc.	5,799,578
63,040	International Paper Co.	2,952,163
58,700	Koppers Holdings, Inc.	1,887,205
21,717	Magnera Corp.*	262,341
88,500	Mosaic Co.	3,228,480
5,000	NewMarket Corp.	3,454,300
28,393	Quaker Chemical Corp.(a)	3,178,312
51,263	RPM International, Inc.	5,630,728
14,800	Steel Dynamics, Inc.	1,894,548
		36,541,445
	Communications — 2.8%
47,900	AMC Networks, Inc. Class A*	300,333
48,000	Cargurus, Inc.*	1,606,560
38,763	Ciena Corp.*	3,152,595
73,925	ePlus, Inc.*	5,329,992
19,500	Expedia Group, Inc.	3,289,260
101,000	Fox Corp. Class A	5,660,040
129,400	Gen Digital, Inc.	3,804,360
6,605	InterDigital, Inc.	1,481,039
67,800	Match Group, Inc.	2,094,342
20,100	Nexstar Media Group, Inc.	3,476,295
84,720	Pinterest, Inc. Class A*	3,038,059
45,510	Roku, Inc.*	3,999,874
60,300	Sirius XM Holdings, Inc.	1,385,091
92,100	TEGNA, Inc.	1,543,596
180,571	TripAdvisor, Inc.*	2,356,452
88,979	Yelp, Inc.*	3,049,310
		45,567,198
	Consumer, Cyclical — 15.7%
46,700	Allison Transmission Holdings, Inc.	4,436,033
32,200	Autoliv, Inc.	3,603,180
7,900	AutoNation, Inc.*	1,569,335
197,499	BJ's Wholesale Club Holdings, Inc.*	21,296,317
89,400	Bloomin' Brands, Inc.	769,734
61,100	BorgWarner, Inc.	2,045,628
17,340	Brinker International, Inc.*	3,126,922
20,800	Brunswick Corp.	1,148,992
23,381	Burlington Stores, Inc.*	5,439,356
15,900	Carter's, Inc.	479,067
7,635	Casey's General Stores, Inc.	3,895,911
16,334	Cavco Industries, Inc.*	7,095,980
45,849	Churchill Downs, Inc.	4,630,749
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
25,900	Crocs, Inc.*	2,623,152
9,200	Dick's Sporting Goods, Inc.	1,819,852
55,383	Dorman Products, Inc.*	6,793,833
25,204	Freshpet, Inc.*	1,712,864
106,600	Gap, Inc.	2,324,946
101,984	GCI Liberty, Inc.*(b)(c)	—
23,500	Genesco, Inc.*	462,715
249,016	Genius Sports Ltd.*	2,589,766
93,935	Gentherm, Inc.*	2,657,421
57,083	GMS, Inc.*	6,207,776
102,000	Goodyear Tire & Rubber Co.*	1,057,740
23,492	Group 1 Automotive, Inc.	10,259,191
73,789	Guess?, Inc.(a)	892,109
79,000	Harley-Davidson, Inc.(a)	1,864,400
47,600	Haverty Furniture Cos., Inc.	968,660
14,500	Jack in the Box, Inc.(a)	253,170
26,900	Kohl's Corp.	228,112
61,300	La-Z-Boy, Inc.	2,278,521
47,158	LGI Homes, Inc.*	2,429,580
113,366	Life Time Group Holdings, Inc.*	3,438,391
23,581	Lithia Motors, Inc.	7,966,133
158,869	LKQ Corp.	5,879,742
94,700	Macy's, Inc.	1,104,202
138,500	Mattel, Inc.*	2,731,220
47,200	MGM Resorts International*(a)	1,623,208
110,700	MillerKnoll, Inc.	2,149,794
40,100	Movado Group, Inc.	611,525
20,574	Murphy USA, Inc.	8,369,503
39,500	ODP Corp.*	716,135
24,084	Ollie's Bargain Outlet Holdings, Inc.*(a)	3,173,790
149,015	OPENLANE, Inc.*	3,643,417
27,641	Papa John's International, Inc.	1,352,751
29,300	Phinia, Inc.	1,303,557
27,237	Planet Fitness, Inc. Class A*	2,970,195
12,900	Pool Corp.(a)	3,760,092
33,121	PriceSmart, Inc.(a)	3,479,030
38,100	PulteGroup, Inc.	4,018,026
70,570	Pursuit Attractions & Hospitality, Inc.*	2,034,533
25,100	PVH Corp.	1,721,860
56,653	Red Rock Resorts, Inc. Class A	2,947,656
81,900	Sally Beauty Holdings, Inc.*	758,394
36,400	ScanSource, Inc.*	1,521,884
32,490	SharkNinja, Inc.*	3,216,185
56,438	SiteOne Landscape Supply, Inc.*	6,825,612
109,140	Tapestry, Inc.	9,583,583
78,850	Texas Roadhouse, Inc.	14,777,278
39,100	Toll Brothers, Inc.	4,462,483
44,000	Travel & Leisure Co.	2,270,840
199,000	Tri Pointe Homes, Inc.*	6,358,050
2See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
43,443	UniFirst Corp.	8,176,841
33,800	United Airlines Holdings, Inc.*	2,691,494
96,084	United Parks & Resorts, Inc.*(a)	4,530,361
28,341	Vail Resorts, Inc.(a)	4,453,221
11,766	VSE Corp.	1,541,111
61,300	Wabash National Corp.	651,619
48,828	WESCO International, Inc.	9,042,946
13,800	Whirlpool Corp.(a)	1,399,596
		254,217,270
	Consumer, Non-cyclical — 22.9%
59,400	ABM Industries, Inc.	2,804,274
132,333	Acadia Healthcare Co., Inc.*	3,002,636
157,500	ACCO Brands Corp.	563,850
258,200	ADT, Inc.	2,186,954
29,380	Affirm Holdings, Inc.*	2,031,333
256,500	Albertsons Cos., Inc. Class A	5,517,315
633,468	Alight, Inc. Class A	3,585,429
75,454	Alkermes PLC*	2,158,739
203,471	API Group Corp.*	10,387,195
64,898	Ascendis Pharma AS, ADR*	11,201,395
3,740	Avery Dennison Corp.	656,258
55,805	Azenta, Inc.*	1,717,678
122,496	Bausch & Lomb Corp.*(a)	1,593,673
65,000	Baxter International, Inc.	1,968,200
26,040	Bicycle Therapeutics PLC, ADR*	180,978
13,006	Bio-Rad Laboratories, Inc. Class A*	3,138,608
27,491	Booz Allen Hamilton Holding Corp.	2,862,638
91,713	Bright Horizons Family Solutions, Inc.*	11,334,810
3,100	Brink's Co.	276,799
27,900	Bunge Global SA	2,239,812
11,496	Colliers International Group, Inc.(a)	1,500,688
52,900	Conagra Brands, Inc.	1,082,863
436,925	CoreCivic, Inc.*	9,206,010
13,600	DaVita, Inc.*	1,937,320
60,000	Deluxe Corp.	954,600
159,901	Dole PLC	2,237,015
156,208	Embecta Corp.	1,513,656
61,371	Enovis Corp.*	1,924,595
17,460	Euronet Worldwide, Inc.*	1,770,095
92,464	EVERTEC, Inc.	3,333,327
126,500	Exelixis, Inc.*	5,575,487
79,500	Fresh Del Monte Produce, Inc.	2,577,390
47,517	Glaukos Corp.*	4,908,031
106,687	Globus Medical, Inc. Class A*	6,296,667
24,913	Grand Canyon Education, Inc.*	4,708,557
115,042	GXO Logistics, Inc.*(a)	5,602,545
44,200	H&R Block, Inc.	2,426,138
75,868	Haemonetics Corp.*	5,660,511
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
96,677	Halozyme Therapeutics, Inc.*	5,029,138
41,400	Harmony Biosciences Holdings, Inc.*	1,308,240
56,843	HealthEquity, Inc.*	5,954,873
65,700	Herbalife Ltd.*	566,334
53,970	Hologic, Inc.*	3,516,685
33,664	ICU Medical, Inc.*	4,448,698
56,200	Incyte Corp.*	3,827,220
41,004	Ingles Markets, Inc. Class A	2,598,833
35,900	Ingredion, Inc.	4,868,758
125,888	Insmed, Inc.*	12,669,368
38,411	Insperity, Inc.	2,309,269
61,513	Integer Holdings Corp.*	7,564,254
96,236	Jazz Pharmaceuticals PLC*	10,212,564
33,653	Lancaster Colony Corp.	5,814,229
29,380	Lantheus Holdings, Inc.*(a)	2,405,047
124,584	Laureate Education, Inc.*	2,912,774
76,096	Legend Biotech Corp., ADR*	2,700,647
254,492	LifeStance Health Group, Inc.*	1,315,724
33,000	ManpowerGroup, Inc.	1,333,200
11,378	MarketAxess Holdings, Inc.	2,541,163
17,830	Masimo Corp.*	2,999,363
10,872	Medpace Holdings, Inc.*	3,412,286
28,178	Merit Medical Systems, Inc.*	2,634,079
45,600	Merus NV*	2,398,560
190,283	Molson Coors Beverage Co. Class B	9,150,709
22,300	MoonLake Immunotherapeutics*(a)	1,052,560
71,093	Natera, Inc.*	12,010,451
67,727	Neurocrine Biosciences, Inc.*	8,512,607
203,766	Nomad Foods Ltd.	3,461,984
70,293	Option Care Health, Inc.*	2,283,117
113,900	Organon & Co.(a)	1,102,552
40,591	Paylocity Holding Corp.*	7,354,683
11,028	Penumbra, Inc.*	2,830,116
78,472	Perdoceo Education Corp.	2,565,250
125,029	Performance Food Group Co.*	10,936,287
127,908	Privia Health Group, Inc.*	2,941,884
84,874	PROCEPT BioRobotics Corp.*(a)	4,888,742
41,700	PROG Holdings, Inc.	1,223,895
212,037	Rentokil Initial PLC, ADR(a)	5,088,888
11,400	Repligen Corp.*	1,417,932
33,580	Revolution Medicines, Inc.*	1,235,408
36,228	Rhythm Pharmaceuticals, Inc.*	2,289,247
215,319	Roivant Sciences Ltd.*(a)	2,426,645
48,320	Rollins, Inc.	2,726,214
158,845	Smith & Nephew PLC, ADR(a)	4,865,422
29,340	Soleno Therapeutics, Inc.*	2,458,105
6,950	Sprouts Farmers Market, Inc.*	1,144,248
61,202	Stevanato Group SpA(a)	1,495,165
189,393	Tandem Diabetes Care, Inc.*	3,530,285
4See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
14,000	Tenet Healthcare Corp.*	2,464,000
67,380	Toast, Inc. Class A*	2,984,260
38,742	TransUnion	3,409,296
47,374	Travere Therapeutics, Inc.*	701,135
15,340	United Therapeutics Corp.*	4,407,949
14,100	Universal Health Services, Inc. Class B	2,554,215
59,603	Universal Technical Institute, Inc.*	2,019,946
61,200	Upbound Group, Inc.	1,536,120
98,900	Varex Imaging Corp.*	857,463
54,920	Vaxcyte, Inc.*	1,785,449
44,480	Veracyte, Inc.*	1,202,294
91,252	Vericel Corp.*	3,882,773
11,940	Verona Pharma PLC, ADR*	1,129,285
168,200	Viatris, Inc.	1,502,026
45,378	WEX, Inc.*(a)	6,665,574
188,170	WillScot Holdings Corp.	5,155,858
26,070	Xenon Pharmaceuticals, Inc.*	815,991
		370,031,405
	Energy — 3.5%
82,600	Antero Resources Corp.*	3,327,128
127,000	APA Corp.	2,322,830
9,600	Chord Energy Corp.	929,760
26,800	CNX Resources Corp.*	902,624
152,188	Delek U.S. Holdings, Inc.	3,223,342
69,670	Flowco Holdings, Inc. Class A	1,240,823
63,200	Helmerich & Payne, Inc.	958,112
129,755	HF Sinclair Corp.	5,330,335
260,101	Magnolia Oil & Gas Corp. Class A(a)	5,847,070
139,931	Matador Resources Co.	6,677,507
94,200	Murphy Oil Corp.(a)	2,119,500
134,832	Ovintiv, Inc.	5,130,358
727,419	Permian Resources Corp.	9,907,447
123,137	SM Energy Co.	3,042,715
134,852	SunCoke Energy, Inc.	1,158,379
62,720	TechnipFMC PLC	2,160,077
44,195	Warrior Met Coal, Inc.	2,025,457
		56,303,464
	Financial — 18.5%
61,334	Agree Realty Corp., REIT	4,481,062
40,400	Ally Financial, Inc.	1,573,580
81,800	American Assets Trust, Inc., REIT	1,615,550
44,750	Annaly Capital Management, Inc., REIT	842,195
107,000	Apple Hospitality REIT, Inc., REIT	1,248,690
60,900	ARES Capital Corp.	1,337,364
84,400	Associated Banc-Corp.	2,058,516
21,744	Assurant, Inc.	4,294,223
75,856	Assured Guaranty Ltd.	6,607,058
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
144,116	Atlantic Union Bankshares Corp.	4,507,948
90,870	Axis Capital Holdings Ltd.	9,434,123
39,667	Axos Financial, Inc.*	3,016,279
35,400	Bank of NT Butterfield & Son Ltd.	1,567,512
107,100	Blue Owl Capital Corp.	1,535,814
164,193	Blue Owl Capital, Inc.	3,154,148
177,700	Brandywine Realty Trust, REIT	762,333
80,900	Brixmor Property Group, Inc., REIT	2,106,636
6,897	C&F Financial Corp.	425,752
271,533	Cannae Holdings, Inc.(a)	5,661,463
31,000	Cathay General Bancorp	1,411,430
59,900	Chimera Investment Corp., REIT	830,813
67,300	Citizens Financial Group, Inc.	3,011,675
212,500	City Office REIT, Inc., REIT	1,134,750
65,915	CNA Financial Corp.	3,067,025
129,300	CNO Financial Group, Inc.	4,988,394
36,200	Comerica, Inc.	2,159,330
83,380	Core Scientific, Inc.*	1,423,297
39,800	Corebridge Financial, Inc.	1,412,900
35,118	Cullen/Frost Bankers, Inc.	4,514,068
24,612	EastGroup Properties, Inc., REIT	4,113,157
39,300	Employers Holdings, Inc.	1,854,174
10,902	Enova International, Inc.*	1,215,791
59,300	EPR Properties, REIT	3,454,818
29,500	Equitable Holdings, Inc.	1,654,950
24,300	Essent Group Ltd.	1,475,739
39,776	Federated Hermes, Inc.	1,762,872
61,200	Fidelis Insurance Holdings Ltd.	1,014,696
19,700	Fidelity National Financial, Inc.	1,104,382
15,700	Fifth Third Bancorp	645,741
27,100	Financial Institutions, Inc.	695,928
90,100	First BanCorp	1,876,783
62,100	First Busey Corp.	1,421,159
63,800	First Commonwealth Financial Corp.	1,035,474
247,400	First Horizon Corp.	5,244,880
96,000	FNB Corp.	1,399,680
848,357	Genworth Financial, Inc.*	6,600,217
75,917	Glacier Bancorp, Inc.	3,270,504
12,700	Globe Life, Inc.	1,578,483
17,960	Hamilton Lane, Inc. Class A	2,552,475
28,700	Hancock Whitney Corp.	1,647,380
106,812	Hanmi Financial Corp.	2,636,120
175,269	Healthpeak Properties, Inc., REIT	3,068,960
75,500	Highwoods Properties, Inc., REIT	2,347,295
83,300	Hope Bancorp, Inc.	893,809
86,500	Horizon Bancorp, Inc.	1,330,370
197,400	Host Hotels & Resorts, Inc., REIT	3,032,064
30,114	Howard Hughes Holdings, Inc.*	2,032,695
73,800	Independent Bank Corp.	2,391,858
6See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
64,000	Industrial Logistics Properties Trust, REIT	291,200
72,400	International Money Express, Inc.*	730,516
13,000	Jackson Financial, Inc. Class A	1,154,270
34,392	Jefferies Financial Group, Inc.	1,880,898
181,144	KeyCorp	3,155,528
44,400	Kilroy Realty Corp., REIT(a)	1,523,364
19,254	Kinsale Capital Group, Inc.(a)	9,317,011
56,600	Kite Realty Group Trust, REIT	1,281,990
48,480	Lincoln National Corp.	1,677,408
15,863	LPL Financial Holdings, Inc.	5,948,149
80,203	McGrath RentCorp	9,300,340
135,300	MGIC Investment Corp.	3,766,752
139,500	Navient Corp.(a)	1,966,950
199,800	New Mountain Finance Corp.	2,107,890
81,808	OceanFirst Financial Corp.	1,440,639
54,000	OFG Bancorp	2,311,200
70,700	Old Republic International Corp.	2,717,708
26,200	Omega Healthcare Investors, Inc., REIT	960,230
16,400	OneMain Holdings, Inc.	934,800
122,700	Outfront Media, Inc., REIT	2,002,464
240,380	P10, Inc. Class A(a)	2,456,684
195,700	Piedmont Realty Trust, Inc., REIT	1,426,653
60,074	Pinnacle Financial Partners, Inc.	6,632,770
30,795	Piper Sandler Cos.	8,559,162
25,500	Popular, Inc.	2,810,355
14,700	Preferred Bank	1,272,212
114,747	Radian Group, Inc.	4,133,187
72,100	Regions Financial Corp.	1,695,792
15,684	Reinsurance Group of America, Inc.	3,111,078
44,650	Ryan Specialty Holdings, Inc.	3,035,754
78,700	Sabra Health Care REIT, Inc., REIT	1,451,228
104,400	Service Properties Trust, REIT	249,516
46,352	StepStone Group, Inc. Class A	2,572,536
57,606	Stifel Financial Corp.	5,978,351
16,518	StoneX Group, Inc.*	1,505,451
37,074	Sun Communities, Inc., REIT	4,689,490
56,200	Synchrony Financial	3,750,788
18,357	Tradeweb Markets, Inc. Class A	2,687,465
33,558	UMB Financial Corp.	3,528,959
172,600	Uniti Group, Inc., REIT*	745,632
20,100	Universal Insurance Holdings, Inc.	557,373
72,000	Unum Group	5,814,720
127,700	Valley National Bancorp	1,140,361
48,700	Victory Capital Holdings, Inc. Class A	3,100,729
101,024	Voya Financial, Inc.	7,172,704
129,900	Western Union Co.	1,093,758
5,418	White Mountains Insurance Group Ltd.	9,729,211
51,241	Wintrust Financial Corp.	6,352,859
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
54,300	Zions Bancorp NA	2,820,342
		298,080,809
	Government — 0.1%
58,816	Banco Latinoamericano de Comercio Exterior SA	2,370,285
	Industrial — 18.6%
36,788	Advanced Energy Industries, Inc.	4,874,410
32,400	AGCO Corp.	3,342,384
24,200	Allegion PLC	3,487,704
42,100	Apogee Enterprises, Inc.	1,709,260
12,380	Applied Industrial Technologies, Inc.	2,877,731
23,057	AptarGroup, Inc.	3,606,807
11,500	ArcBest Corp.	885,615
18,198	Armstrong World Industries, Inc.	2,956,083
31,100	Arrow Electronics, Inc.*	3,963,073
65,664	Atkore, Inc.	4,632,595
5,110	Axon Enterprise, Inc.*	4,230,773
10,625	Badger Meter, Inc.	2,602,594
21,600	Boise Cascade Co.	1,875,312
21,000	Builders FirstSource, Inc.*	2,450,490
26,980	BWX Technologies, Inc.	3,886,739
43,486	Casella Waste Systems, Inc. Class A*	5,017,415
36,906	Chart Industries, Inc.*	6,076,573
8,074	Clean Harbors, Inc.*	1,866,547
617,421	CNH Industrial NV	8,001,776
133,125	Cognex Corp.	4,222,725
22,940	Coherent Corp.*	2,046,477
34,052	Comfort Systems USA, Inc.	18,259,023
19,000	Covenant Logistics Group, Inc.	458,090
28,785	Eagle Materials, Inc.	5,817,736
64,100	Energizer Holdings, Inc.	1,292,256
21,280	Esab Corp.	2,565,304
34,249	Exponent, Inc.	2,558,743
10,560	Fabrinet*	3,111,821
89,384	Federal Signal Corp.	9,512,245
115,100	Flex Ltd.*	5,745,792
44,794	Flowserve Corp.	2,344,966
39,370	FTAI Aviation Ltd.(a)	4,529,125
438,400	Gates Industrial Corp. PLC*	10,096,352
17,612	Generac Holdings, Inc.*	2,522,215
28,200	Greenbrier Cos., Inc.	1,298,610
21,300	Greif, Inc. Class A	1,384,287
22,500	Griffon Corp.	1,628,325
14,330	HEICO Corp. Class A	3,707,887
34,596	Hexcel Corp.	1,954,328
28,794	Huntington Ingalls Industries, Inc.	6,952,599
49,962	IDEX Corp.	8,771,828
63,958	ITT, Inc.	10,030,533
8See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
41,525	Jabil, Inc.	9,056,602
224,801	Janus International Group, Inc.*	1,829,880
49,718	Karman Holdings, Inc.*	2,504,296
33,747	Knife River Corp.*	2,755,105
36,274	Leonardo DRS, Inc.	1,686,016
31,933	Lincoln Electric Holdings, Inc.	6,620,350
27,056	Loar Holdings, Inc.*	2,331,416
72,589	Mirion Technologies, Inc.*	1,562,841
14,700	Mohawk Industries, Inc.*	1,541,148
73,000	Mueller Industries, Inc.	5,801,310
32,703	Nordson Corp.	7,010,542
64,000	O-I Glass, Inc.*	943,360
36,000	Oshkosh Corp.	4,087,440
20,500	Owens Corning	2,819,160
16,874	Powell Industries, Inc.(a)	3,551,133
25,300	Primoris Services Corp.	1,971,882
30,821	RBC Bearings, Inc.*	11,859,921
19,440	Regal Rexnord Corp.	2,818,022
39,540	Rocket Lab Corp.*	1,414,346
32,200	Ryder System, Inc.	5,119,800
54,900	Ryerson Holding Corp.(a)	1,184,193
13,500	Sanmina Corp.*	1,320,705
127,842	Schneider National, Inc. Class B	3,087,384
41,700	Scorpio Tankers, Inc.	1,631,721
24,002	Simpson Manufacturing Co., Inc.	3,727,751
4,000	Snap-on, Inc.	1,244,720
77,370	StandardAero, Inc.*	2,448,760
66,976	TD SYNNEX Corp.	9,088,643
74,600	Textron, Inc.	5,989,634
44,517	Trimble, Inc.*	3,382,402
7,854	Universal Logistics Holdings, Inc.(a)	199,335
193,473	Vontier Corp.	7,139,154
75,700	World Kinect Corp.(a)	2,146,095
15,830	XPO, Inc.*	1,999,171
		301,029,386
	Technology — 9.8%
78,227	Alkami Technology, Inc.*	2,357,762
72,338	Allegro MicroSystems, Inc.*	2,473,236
44,000	Amdocs Ltd.	4,014,560
89,300	Amkor Technology, Inc.	1,874,407
16,632	CACI International, Inc. Class A*	7,928,474
577,174	CCC Intelligent Solutions Holdings, Inc.*	5,431,207
19,265	Cellebrite DI Ltd.*	308,240
52,556	Chime Financial, Inc. Class A*	1,813,707
44,700	Cirrus Logic, Inc.*	4,660,198
89,601	Clearwater Analytics Holdings, Inc. Class A*	1,964,950
15,278	Commvault Systems, Inc.*	2,663,414
29,500	CSG Systems International, Inc.	1,926,645
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
33,309	CyberArk Software Ltd.*	13,552,766
27,670	Descartes Systems Group, Inc.*(a)	2,812,517
37,896	Doximity, Inc. Class A*	2,324,541
145,200	Dropbox, Inc. Class A*	4,152,720
52,290	Dynatrace, Inc.*	2,886,931
67,418	Entegris, Inc.	5,437,262
57,038	ExlService Holdings, Inc.*	2,497,694
38,359	Genpact Ltd.	1,688,180
47,504	Globant SA*(a)	4,315,263
13,314	Guidewire Software, Inc.*	3,134,781
37,551	Hinge Health, Inc. Class A*	1,943,264
48,091	Kyndryl Holdings, Inc.*	2,017,898
75,809	MACOM Technology Solutions Holdings, Inc.*	10,862,672
22,272	Manhattan Associates, Inc.*	4,398,052
19,825	MKS, Inc.(a)	1,969,812
9,810	Monday.com Ltd.*	3,085,049
49,109	nCino, Inc.*(a)	1,373,579
21,700	NCR Atleos Corp.*	619,101
137,211	NCR Voyix Corp.*(a)	1,609,485
8,596	Nova Ltd.*(a)	2,365,619
23,970	Okta, Inc.*	2,396,281
72,800	Photronics, Inc.*	1,370,824
208,500	Playtika Holding Corp.	986,205
31,036	Power Integrations, Inc.	1,734,912
66,194	Procore Technologies, Inc.*	4,528,993
43,441	Pure Storage, Inc. Class A*	2,501,333
24,011	Rambus, Inc.*	1,537,184
213,798	SailPoint, Inc.*	4,887,422
62,420	Samsara, Inc. Class A*	2,483,068
17,416	Science Applications International Corp.	1,961,216
59,376	Semtech Corp.*	2,680,233
27,300	ServiceTitan, Inc. Class A*	2,926,014
16,652	Silicon Laboratories, Inc.*	2,453,839
14,900	Skyworks Solutions, Inc.	1,110,348
8,741	SPS Commerce, Inc.*	1,189,563
33,900	Twilio, Inc. Class A*	4,215,804
4,370	Tyler Technologies, Inc.*	2,590,711
20,872	Workiva, Inc.*	1,428,688
107,700	Xerox Holdings Corp.(a)	567,579
15,775	Zebra Technologies Corp. Class A*	4,864,379
		158,878,582
	Utilities — 2.1%
43,722	IDACORP, Inc.	5,047,705
24,700	National Fuel Gas Co.	2,092,337
92,443	Northwestern Energy Group, Inc.	4,742,326
14,300	NRG Energy, Inc.	2,296,294
91,064	Portland General Electric Co.	3,699,930
57,393	Southwest Gas Holdings, Inc.	4,269,465
10See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Utilities — continued
21,109	Talen Energy Corp.*	6,137,864
67,162	TXNM Energy, Inc.	3,782,564
37,100	UGI Corp.	1,351,182
		33,419,667
	TOTAL COMMON STOCKS (COST $1,354,875,900)	1,556,439,511

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.6%
	Mutual Fund - Securities Lending Collateral — 0.6%
9,544,800	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(d)(e)	9,544,800
	TOTAL SHORT-TERM INVESTMENT (COST $9,544,800)	9,544,800
	TOTAL INVESTMENTS — 96.9% (Cost $1,364,420,700)	1,565,984,311
	Other Assets and Liabilities (net) — 3.1%	49,760,148
	NET ASSETS — 100.0%	$1,615,744,459

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2025 was $0.

(d)	The rate disclosed is the 7-day net yield as of June 30, 2025.
(e)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
108	Russell 2000 E-mini Index	Sep 2025	$11,835,180	$315,176
46	S&P Mid 400 E-mini Index	Sep 2025	14,377,300	355,149
				$670,325

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.3
Futures Contracts	0.0*
Short-Term Investment	0.6
Other Assets and Liabilities (net)	3.1
100.0%

*	Amount rounds to zero.
12See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.6%
	Brazil — 5.4%
1,210,000	Ambev SA	2,953,031
1,291,200	B3 SA - Brasil Bolsa Balcao	3,449,288
598,816	Banco Bradesco SA	1,591,986
831,700	Banco do Brasil SA	3,366,207
94,900	Centrais Eletricas Brasileiras SA	699,337
31,900	CPFL Energia SA	238,818
762,636	Dexco SA	792,280
585,100	EcoRodovias Infraestrutura e Logistica SA*	802,953
72,900	Embraer SA	1,028,615
9,860	Hapvida Participacoes e Investimentos SA* 144A	66,572
148,592	Itau Unibanco Holding SA, ADR	1,008,940
144,820	Lojas Renner SA	522,194
3,356	MercadoLibre, Inc.*	8,771,342
1,496,600	Natura & Co. Holding SA*	3,030,027
404,000	Neoenergia SA	1,891,998
156,983	NU Holdings Ltd. Class A *	2,153,807
298,861	Petroleo Brasileiro SA - Petrobras, ADR	3,738,751
256,077	Petroleo Brasileiro SA - Petrobras, Preferred ADR	2,955,129
130,500	Porto Seguro SA	1,319,860
63,400	PRIO SA*	492,531
1,442,900	Raia Drogasil SA	3,997,297
626,500	Sendas Distribuidora SA	1,292,522
45,925	StoneCo Ltd. Class A *(a)	736,637
124,215	Telefonica Brasil SA, ADR	1,416,051
21,705	TIM SA, ADR(a)	436,488
219,100	TOTVS SA	1,694,479
204,400	Vale SA	1,971,776
407,877	Vale SA, ADR	3,960,486
357,900	WEG SA	2,805,310
		59,184,712
	Canada — 0.4%
27,080	Franco-Nevada Corp.	4,438,954
	Chile — 0.7%
4,631	Banco de Credito e Inversiones SA	195,178
440,730	Cencosud SA	1,496,761
71,091	Cia Cervecerias Unidas SA, ADR(a)	918,496
5,854,517	Enel Americas SA	569,191
3,900,941	Enel Chile SA	288,279
306,287	Falabella SA	1,624,255
6,198	Latam Airlines Group SA, ADR	251,887
62,668	Sociedad Quimica y Minera de Chile SA, ADR*	2,210,300
		7,554,347
	China — 25.1%
206,000	AAC Technologies Holdings, Inc.	1,069,049
20,442	ACM Research Shanghai, Inc. Class A	325,215
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
399,600	Agricultural Bank of China Ltd. Class A	327,967
3,281,800	Agricultural Bank of China Ltd. Class H	2,344,617
98,000	Airtac International Group	2,906,988
1,610,891	Alibaba Group Holding Ltd.	22,860,852
71,594	Amlogic Shanghai Co. Ltd. Class A *	709,904
100,000	Anhui Conch Cement Co. Ltd. Class H	254,558
33,624	Autohome, Inc., ADR	867,163
635,000	AviChina Industry & Technology Co. Ltd. Class H	357,665
548,800	Baidu, Inc. Class A *	5,849,531
119,400	Bank of Beijing Co. Ltd. Class A	113,974
167,900	Bank of China Ltd. Class A	131,826
6,219,000	Bank of China Ltd. Class H	3,618,501
187,600	Bank of Communications Co. Ltd. Class A	209,812
684,000	Bank of Communications Co. Ltd. Class H	636,920
49,100	Bank of Hangzhou Co. Ltd. Class A	115,401
79,200	Bank of Jiangsu Co. Ltd. Class A	132,040
169,400	Bank of Ningbo Co. Ltd. Class A	648,732
867,800	Bank of Shanghai Co. Ltd. Class A	1,285,187
1,548,500	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,324,557
48,500	BeOne Medicines Ltd.*	912,003
4,260	Bestechnic Shanghai Co. Ltd. Class A	206,909
15,000	Bethel Automotive Safety Systems Co. Ltd. Class A	110,313
41,320	Bilibili, Inc. Class Z *(a)	885,447
58,500	BYD Co. Ltd. Class A	2,724,123
246,000	BYD Co. Ltd. Class H (a)	3,850,101
1,154	Cambricon Technologies Corp. Ltd. Class A *	96,879
720,000	China CITIC Bank Corp. Ltd. Class H	686,453
190,000	China Communications Services Corp. Ltd. Class H	102,888
8,099,600	China Construction Bank Corp. Class H	8,183,838
222,500	China Everbright Bank Co. Ltd. Class A	128,913
2,817,000	China Everbright Bank Co. Ltd. Class H	1,406,922
1,767,000	China Feihe Ltd. 144A	1,286,691
264,000	China Galaxy Securities Co. Ltd. Class H (a)	297,098
869,000	China Lesso Group Holdings Ltd.	464,423
302,000	China Life Insurance Co. Ltd. Class H	726,933
774,000	China Mengniu Dairy Co. Ltd.	1,590,000
98,500	China Merchants Bank Co. Ltd. Class A	632,882
765,000	China Merchants Bank Co. Ltd. Class H	5,354,240
196,000	China Merchants Port Holdings Co. Ltd.	357,629
36,400	China Merchants Securities Co. Ltd. Class A	89,278
163,200	China Minsheng Banking Corp. Ltd. Class A	108,364
531,000	China Minsheng Banking Corp. Ltd. Class H	301,436
228,000	China National Building Material Co. Ltd. Class H	109,102
100,000	China Oilfield Services Ltd. Class H	81,939
2,125,000	China Overseas Land & Investment Ltd.	3,691,968
32,500	China Pacific Insurance Group Co. Ltd. Class A	170,144
129,600	China Pacific Insurance Group Co. Ltd. Class H	444,676
734,000	China Railway Signal & Communication Corp. Ltd. Class H 144A	302,294
4,573,000	China Reinsurance Group Corp. Class H	712,712
14See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
575,500	China Resources Pharmaceutical Group Ltd. 144A	375,856
9,200	China Tourism Group Duty Free Corp. Ltd. Class A	78,217
151,700	China United Network Communications Ltd. Class A	113,058
125,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (a)	105,729
1,196,000	CITIC Ltd.	1,645,756
61,700	CITIC Securities Co. Ltd. Class A	237,586
1,656,000	CMOC Group Ltd. Class H	1,676,002
193,000	CNOOC Energy Technology & Services Ltd. Class A	109,855
78,084	Contemporary Amperex Technology Co. Ltd. Class A	2,748,842
61,800	COSCO SHIPPING Holdings Co. Ltd. Class A	129,730
700,500	COSCO SHIPPING Holdings Co. Ltd. Class H (a)	1,217,849
115,300	CRRC Corp. Ltd. Class A	113,287
96,000	CSPC Pharmaceutical Group Ltd.	94,401
38,200	Dong-E-E-Jiao Co. Ltd. Class A	278,713
32,487	Eastroc Beverage Group Co. Ltd. Class A	1,423,311
30,800	Foshan Haitian Flavouring & Food Co. Ltd. Class A	167,506
213,500	Fosun International Ltd.	127,259
16,200	G-bits Network Technology Xiamen Co. Ltd. Class A	685,200
1,066,000	Geely Automobile Holdings Ltd.	2,171,817
122,200	Giant Biogene Holding Co. Ltd. 144A	899,889
163,000	Great Wall Motor Co. Ltd. Class H *	251,465
203,900	Gree Electric Appliances, Inc. of Zhuhai Class A	1,279,812
35,500	Guotai Haitong Securities Co. Ltd. Class A	94,931
30,000	Haier Smart Home Co. Ltd. Class A	103,595
1,623,800	Haier Smart Home Co. Ltd. Class H	4,655,373
53,000	Haitian International Holdings Ltd.	137,184
649,671	Hangzhou Robam Appliances Co. Ltd. Class A	1,726,789
462,000	Hansoh Pharmaceutical Group Co. Ltd. 144A	1,754,351
94,000	Hisense Home Appliances Group Co. Ltd. Class H (a)	256,328
28,600	Huadong Medicine Co. Ltd. Class A	161,336
34,500	Huatai Securities Co. Ltd. Class A	85,643
567,200	Huatai Securities Co. Ltd. Class H 144A	1,146,676
1,121,890	Huaxia Bank Co. Ltd. Class A	1,241,230
523,300	Huayu Automotive Systems Co. Ltd. Class A	1,289,063
173,500	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	638,724
92,000	HUTCHMED China Ltd.*	276,456
301,200	Industrial & Commercial Bank of China Ltd. Class A	319,261
6,500,000	Industrial & Commercial Bank of China Ltd. Class H	5,156,761
97,700	Industrial Bank Co. Ltd. Class A	318,870
140,800	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	548,753
40,500	Innovent Biologics, Inc.*(a) 144A	405,069
27,000	JD Health International, Inc.* 144A	147,964
783,400	JD Logistics, Inc.* 144A	1,314,932
373,700	JD.com, Inc. Class A	6,092,704
30,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	219,248
40,729	Kanzhun Ltd., ADR*	726,605
17,111	KE Holdings, Inc., ADR	303,549
323,400	Kingsoft Corp. Ltd.	1,685,451
413,200	Kuaishou Technology* 144A	3,343,640
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
1,208,000	Lenovo Group Ltd.	1,453,704
100,900	Li Auto, Inc. Class A *	1,372,738
689,000	Li Ning Co. Ltd.	1,488,077
1,454,000	Lonking Holdings Ltd.	389,464
65,888	Luckin Coffee, Inc., ADR*	2,455,646
511,450	Meituan Class B * 144A	8,184,912
289,105	Midea Group Co. Ltd. Class A	2,909,106
21,900	Midea Group Co. Ltd. Class H	208,033
29,472	Montage Technology Co. Ltd. Class A	337,308
172,300	NetEase, Inc.	4,647,449
113,400	New China Life Insurance Co. Ltd. Class H (a)	619,562
53,700	PDD Holdings, Inc., ADR*	5,620,242
2,397,000	People's Insurance Co. Group of China Ltd. Class H	1,827,885
334,000	PICC Property & Casualty Co. Ltd. Class H	648,051
51,732	Ping An Insurance Group Co. of China Ltd. Class A	401,823
1,376,500	Ping An Insurance Group Co. of China Ltd. Class H (a)	8,763,407
53,800	Pop Mart International Group Ltd. 144A	1,827,542
138,300	Postal Savings Bank of China Co. Ltd. Class A	105,667
9,806	Qifu Technology, Inc., ADR	425,188
39,800	Sany Heavy Industry Co. Ltd. Class A	99,896
16,900	SG Micro Corp. Class A	171,922
198,400	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	154,733
899,408	Shanghai Pudong Development Bank Co. Ltd. Class A	1,742,268
246,600	Shanghai Tunnel Engineering Co. Ltd. Class A	210,422
85,800	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,691,311
169,000	Silergy Corp.	2,056,468
104,200	Sinolink Securities Co. Ltd. Class A	127,402
380,700	Sinoma International Engineering Co. Class A	457,470
272,000	Sinotruk Hong Kong Ltd.	792,648
39,800	Sunny Optical Technology Group Co. Ltd.	352,527
708,200	Tencent Holdings Ltd.	45,485,344
31,775	Tencent Music Entertainment Group, ADR	619,295
682,400	Tian Di Science & Technology Co. Ltd. Class A	570,481
321,900	Tianshan Aluminum Group Co. Ltd. Class A	373,357
420,000	Tingyi Cayman Islands Holding Corp.	615,712
382,000	Tongcheng Travel Holdings Ltd.	954,312
351,000	TravelSky Technology Ltd. Class H	469,647
53,250	Trip.com Group Ltd.	3,101,631
13,000	Uni-President China Holdings Ltd.	15,732
68,138	Vipshop Holdings Ltd., ADR	1,025,477
1,695,000	Weichai Power Co. Ltd. Class H	3,448,303
1,334,900	Wilmar International Ltd.	3,006,893
11,600	WuXi AppTec Co. Ltd. Class A	113,153
75,500	Wuxi Biologics Cayman, Inc.* 144A	247,299
50,200	XD, Inc.	309,339
274,900	Xiamen C & D, Inc. Class A	398,484
1,461,400	Xiaomi Corp. Class B * 144A	11,262,524
150,800	XPeng, Inc. Class A *	1,346,628
45,091	Yealink Network Technology Corp. Ltd. Class A	218,759
16See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
1,256,549	Yifeng Pharmacy Chain Co. Ltd. Class A	4,294,108
13,561	Yum China Holdings, Inc.	606,312
479,601	Yunnan Aluminium Co. Ltd. Class A	1,069,719
68,900	Yunnan Baiyao Group Co. Ltd. Class A	537,092
163,500	Yunnan Yuntianhua Co. Ltd. Class A	501,327
234,000	Zhejiang Expressway Co. Ltd. Class H	215,456
76,000	Zhejiang Huayou Cobalt Co. Ltd. Class A	392,696
148,400	Zhejiang Leapmotor Technology Co. Ltd.* 144A	1,036,304
1,046,700	Zhejiang Longsheng Group Co. Ltd. Class A	1,487,668
71,400	Zhejiang NHU Co. Ltd. Class A	211,717
1,180,500	Zhongsheng Group Holdings Ltd.	1,825,613
99,100	Zijin Mining Group Co. Ltd. Class A	272,729
18,500	ZTE Corp. Class A	84,225
118,850	ZTO Express Cayman, Inc.	2,109,334
60,716	ZTO Express Cayman, Inc., ADR(a)	1,077,709
		275,035,933
	Colombia — 0.1%
20,438	Grupo Cibest SA	255,401
8,613	Grupo Cibest SA, ADR	397,835
33,752	Interconexion Electrica SA ESP	163,586
		816,822
	Czech Republic — 0.1%
12,829	CEZ AS	751,549
5,901	Komercni Banka AS	284,413
20,057	Moneta Money Bank AS 144A	137,908
		1,173,870
	Greece — 0.9%
589,227	Eurobank Ergasias Services & Holdings SA	2,022,131
103,690	Jumbo SA	3,570,415
106,354	National Bank of Greece SA	1,355,020
36,979	OPAP SA	836,762
289,461	Piraeus Financial Holdings SA	2,004,101
		9,788,429
	Hong Kong — 0.4%
14,000	Orient Overseas International Ltd.	238,404
974,000	Sino Biopharmaceutical Ltd.	654,074
3,669,000	WH Group Ltd. 144A	3,533,540
		4,426,018
	Hungary — 0.6%
32,435	MOL Hungarian Oil & Gas PLC	281,380
49,789	OTP Bank Nyrt	3,962,442
76,045	Richter Gedeon Nyrt	2,233,257
		6,477,079
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	India — 15.2%
3,687	ABB India Ltd.	261,731
22,209	Ajanta Pharma Ltd.	668,040
1,957	Alkem Laboratories Ltd.	112,724
4,838	APL Apollo Tubes Ltd.	98,094
463,411	Ashok Leyland Ltd.	1,348,703
72,118	Aurobindo Pharma Ltd.*	955,255
169,109	Axis Bank Ltd.	2,363,342
47,744	Bajaj Finance Ltd.	521,798
30,693	Bajaj Finserv Ltd.	735,778
530,910	Bank of Baroda	1,538,699
561,892	Bharat Electronics Ltd.	2,771,359
465,118	Bharat Petroleum Corp. Ltd.	1,798,441
185,896	Bharti Airtel Ltd.	4,361,443
192	Bosch Ltd.	73,004
25,076	Britannia Industries Ltd.	1,703,836
56,331	BSE Ltd.	1,828,599
1,080,895	Canara Bank	1,438,519
458,972	Cipla Ltd.	8,061,775
6,676	Colgate-Palmolive India Ltd.	187,874
12,069	Computer Age Management Services Ltd.	604,884
8,710	Coromandel International Ltd.	253,249
21,975	Cummins India Ltd.	872,185
25,271	Cyient Ltd.	380,274
21,434	Dabur India Ltd.	121,251
4,512	Divi's Laboratories Ltd.	359,870
127,064	Dr. Reddy's Laboratories Ltd., ADR	1,909,772
12,421	Eicher Motors Ltd.	816,573
98,762	Emami Ltd.	658,650
16,583	Fortis Healthcare Ltd.	153,257
652,823	GAIL India Ltd.	1,452,260
21,100	Glenmark Pharmaceuticals Ltd.	431,018
20,767	Grasim Industries Ltd.	689,410
94,546	Great Eastern Shipping Co. Ltd.	1,079,694
11,641	Havells India Ltd.	210,853
137,469	HCL Technologies Ltd.	2,777,276
7,436	HDFC Asset Management Co. Ltd. 144A	451,113
936,585	HDFC Bank Ltd.	21,832,915
1,774	HDFC Bank Ltd., ADR	136,013
75,667	HDFC Life Insurance Co. Ltd. 144A	717,310
34,080	Hero MotoCorp Ltd.	1,683,758
260,047	Hindalco Industries Ltd.	2,101,850
36,654	Hindustan Aeronautics Ltd.	2,085,650
293,182	Hindustan Petroleum Corp. Ltd.	1,493,942
112,622	Hindustan Unilever Ltd.	3,017,609
27,521	Hyundai Motor India Ltd.*	712,225
130,093	ICICI Bank Ltd.	2,195,359
143,009	ICICI Bank Ltd., ADR	4,810,823
96,126	ICICI Prudential Life Insurance Co. Ltd. 144A	737,749
71,260	Indian Hotels Co. Ltd.	633,542
18See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	India — continued
928,713	Indian Oil Corp. Ltd.	1,592,314
388,885	Indraprastha Gas Ltd.	989,027
129,406	Indus Towers Ltd.*	637,737
182,793	Infosys Ltd.	3,418,986
301,433	Infosys Ltd., ADR(a)	5,585,553
19,127	InterGlobe Aviation Ltd.* 144A	1,332,738
151,746	Kotak Mahindra Bank Ltd.	3,822,989
26,847	KPIT Technologies Ltd.	395,131
19,897	Laurus Labs Ltd. 144A	168,570
64,087	LIC Housing Finance Ltd.	461,914
72,320	Lupin Ltd.	1,635,773
31,975	Mahindra & Mahindra Financial Services Ltd.	100,687
105,121	Mahindra & Mahindra Ltd.	3,897,865
192,954	Marico Ltd.	1,623,844
1,657	Maruti Suzuki India Ltd.	239,640
29,489	Mphasis Ltd.	980,635
61	MRF Ltd.	101,023
1,256	Multi Commodity Exchange of India Ltd.	131,105
47,444	Muthoot Finance Ltd.	1,453,889
220,993	National Aluminium Co. Ltd.	496,972
1,742,604	NMDC Ltd.	1,422,607
8,305	Oracle Financial Services Software Ltd.	869,827
1,458	Page Industries Ltd.	839,043
62,730	PB Fintech Ltd.*	1,329,190
9,872	Persistent Systems Ltd.	696,794
372,269	Petronet LNG Ltd.	1,312,487
14,310	PI Industries Ltd.	687,681
11,373	Pidilite Industries Ltd.	404,507
52,520	PNB Housing Finance Ltd.* 144A	679,480
5,484	Polycab India Ltd.	418,266
114,502	Power Finance Corp. Ltd.	570,624
505,295	Power Grid Corp. of India Ltd.	1,762,908
1,256,711	Punjab National Bank	1,617,454
202,173	REC Ltd.	949,584
598,460	Reliance Industries Ltd.	10,469,920
216,215	Samvardhana Motherson International Ltd.	391,869
286	Shree Cement Ltd.	103,260
164,381	Shriram Finance Ltd.	1,356,176
4,807	Solar Industries India Ltd.	986,971
15,786	SRF Ltd.	596,705
11,523	State Bank of India	110,188
126,689	Sun Pharmaceutical Industries Ltd.	2,477,918
37,482	Sun TV Network Ltd.	262,143
143,871	Syngene International Ltd. 144A	1,073,546
111,292	Tata Consultancy Services Ltd.	4,491,713
281,529	Tata Motors Ltd.	2,260,738
239,809	Tata Steel Ltd.	447,105
91,398	Tech Mahindra Ltd.	1,796,970
15,915	Torrent Pharmaceuticals Ltd.	633,099
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	India — continued
19,701	TVS Motor Co. Ltd.	668,307
847,762	Union Bank of India Ltd.	1,517,032
92,342	United Spirits Ltd.	1,539,590
381,661	UPL Ltd.	2,942,738
31,717	Voltas Ltd.	487,336
556,786	Wipro Ltd.	1,731,002
132,104	Zydus Lifesciences Ltd.	1,527,784
		166,708,302
	Indonesia — 1.3%
536,500	Aneka Tambang Tbk. PT	100,701
3,748,500	Astra International Tbk. PT	1,039,213
8,915,500	Bank Central Asia Tbk. PT	4,776,927
2,910,200	Bank Mandiri Persero Tbk. PT	875,466
411,100	Bank Negara Indonesia Persero Tbk. PT	104,714
19,705,399	Bank Rakyat Indonesia Persero Tbk. PT	4,557,045
71,718,700	GoTo Gojek Tokopedia Tbk. PT*	257,127
179,600	Indofood CBP Sukses Makmur Tbk. PT	116,182
3,976,500	Kalbe Farma Tbk. PT	374,174
7,054,900	Perusahaan Gas Negara Tbk. PT	703,002
847,800	United Tractors Tbk. PT	1,123,298
		14,027,849
	Italy — 0.3%
56,108	Coca-Cola HBC AG	2,908,043
	Japan — 0.2%
133,000	Nexon Co. Ltd.	2,668,552
	Kazakhstan — 0.3%
37,396	Kaspi.KZ JSC, ADR	3,174,546
443,510	Solidcore Resources PLC*(b)(c)	—
		3,174,546
	Kuwait — 0.5%
69,719	Boubyan Bank KSCP	164,476
983,505	Kuwait Finance House KSCP	2,584,493
714,078	National Bank of Kuwait SAKP	2,337,741
		5,086,710
	Macau — 0.3%
738,000	Galaxy Entertainment Group Ltd.	3,283,870
	Malaysia — 0.8%
1,134,500	AMMB Holdings Bhd.	1,374,527
320,300	Axiata Group Bhd.	175,776
338,900	CIMB Group Holdings Bhd.	553,219
139,400	Hong Leong Bank Bhd.	649,006
274,600	Malayan Banking Bhd.	636,337
188,200	MISC Bhd.	339,323
20See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Malaysia — continued
25,900	Petronas Dagangan Bhd.	132,341
936,400	RHB Bank Bhd.	1,410,277
308,500	SD Guthrie Bhd.	341,622
474,100	Sime Darby Bhd.	185,828
723,100	Telekom Malaysia Bhd.	1,125,068
593,200	Tenaga Nasional Bhd.	2,026,342
260,800	YTL Corp. Bhd.	143,777
		9,093,443
	Mexico — 3.0%
266,000	Alfa SAB de CV Class A	195,009
47,819	America Movil SAB de CV, ADR(a)	857,873
355,080	Arca Continental SAB de CV(a)	3,736,497
63,400	Banco del Bajio SA(a) 144A	152,023
135,341	Cemex SAB de CV, ADR	937,913
42,902	Coca-Cola Femsa SAB de CV, ADR	4,149,910
309,671	Credito Real SAB de CV SOFOM ER*(b)(c)	—
86,272	Fomento Economico Mexicano SAB de CV, ADR	8,884,291
18,485	Gruma SAB de CV Class B	316,658
58,700	Grupo Aeroportuario del Centro Norte SAB de CV	766,841
542,463	Grupo Financiero Banorte SAB de CV Class O	4,944,246
263,900	Grupo Mexico SAB de CV	1,581,975
19,500	Industrias Penoles SAB de CV*	541,524
217,900	Kimberly-Clark de Mexico SAB de CV Class A (a)	396,769
57,765	Promotora y Operadora de Infraestructura SAB de CV(a)	647,120
7,363	Southern Copper Corp.	744,915
162,906	Unifin Financiera SAB de CV*(b)(c)	10,348
1,387,755	Wal-Mart de Mexico SAB de CV(a)	4,560,228
		33,424,140
	Netherlands — 0.4%
52,082	Heineken Holding NV	3,870,881
	Panama — 0.2%
19,325	Copa Holdings SA Class A	2,125,170
	Peru — 0.6%
13,393	Cia de Minas Buenaventura SAA, ADR	219,913
30,220	Credicorp Ltd.	6,754,775
		6,974,688
	Philippines — 0.3%
19,640	Ayala Corp.	198,736
170,300	Ayala Land, Inc.	81,742
136,270	Bank of the Philippine Islands	314,488
109,366	BDO Unibank, Inc.	296,665
29,090	GT Capital Holdings, Inc.	296,705
81,310	International Container Terminal Services, Inc.	594,884
57,130	Metropolitan Bank & Trust Co.	73,534
8,943	PLDT, Inc., ADR(a)	194,600
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Philippines — continued
765,270	Universal Robina Corp.	1,216,670
		3,268,024
	Poland — 0.7%
32,802	Alior Bank SA	860,667
271,898	Allegro.eu SA* 144A	2,609,607
9,265	Asseco Poland SA	519,939
2,594	Bank Polska Kasa Opieki SA	133,423
5,683	CCC SA*(a)	322,724
5,058	CD Projekt SA	393,863
86,217	Orange Polska SA	218,253
54,000	Powszechna Kasa Oszczednosci Bank Polski SA	1,126,707
78,742	Powszechny Zaklad Ubezpieczen SA	1,377,213
9,262	XTB SA 144A	208,676
23,237	Zabka Group SA*	139,061
		7,910,133
	Portugal — 0.4%
156,870	Jeronimo Martins SGPS SA	3,958,514
	Qatar — 0.3%
295,427	Barwa Real Estate Co.	225,135
122,677	Ooredoo QPSC	430,640
217,018	Qatar Islamic Bank QPSC	1,321,796
354,418	Qatar National Bank QPSC	1,689,115
		3,666,686
	Russia — 0.0%
214,920	Evraz PLC*(b)(c)(d)	—
7,610	Gazprom Neft PJSC(b)(c)(d)	—
1,043,282	Gazprom PJSC(b)(c)(d)	—
99,121	Globaltrans Investment PLC, GDR*(b)(c)(d)(e)	—
1,645,900	GMK Norilskiy Nickel PAO*(b)(c)(d)	—
5,000	HeadHunter Group PLC, ADR*(b)(c)(d)	—
44,258	LSR Group PJSC*(b)(c)(d)	—
136,755	LUKOIL PJSC*(b)(c)(d)	—
8,543	Magnit PJSC(b)(c)(d)	—
984,659	Magnitogorsk Iron & Steel Works PJSC(b)(c)(d)	—
9	MMC Norilsk Nickel PJSC, ADR*(b)(c)(d)	—
126,700	Mobile TeleSystems PJSC, ADR*(b)(c)(d)	—
154,250	Novatek PJSC(b)(c)(d)	—
1,715,500	Novolipetsk Steel PJSC*(b)(c)(d)	—
5,323	PhosAgro PJSC(b)(c)(d)(f)	—
103	PhosAgro PJSC*(b)(c)(d)(e)(f)	—
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	—
250,620	Polyus PJSC*(b)(c)(d)(e)	—
1	Polyus PJSC, GDR*(b)(c)(d)(e)	—
4,954	Ros Agro PLC, GDR*(b)(c)(d)(e)	—
5,496,180	Sberbank of Russia PJSC(b)(c)(d)	—
105,511	Severstal PAO, GDR*(b)(c)(d)(e)	—
22See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Russia — continued
25,625,090	Surgutneftegas PAO(b)(c)(d)	—
598,704	Tatneft PJSC(b)(c)(d)	—
8,773	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	—
16,391	TCS Group Holding PLC, GDR*(b)(c)(d)(e)(f)	—
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	—
		0
	Saudi Arabia — 2.2%
92,014	Al Rajhi Bank	2,325,560
92,618	Alinma Bank	663,753
274,566	Arab National Bank	1,590,248
1,746	Arabian Internet & Communications Services Co.	124,270
4,736	Astra Industrial Group Co.	203,579
343,537	Banque Saudi Fransi	1,635,049
19,020	Co. for Cooperative Insurance	801,388
596	Elm Co.	159,395
97,867	Etihad Etisalat Co.	1,547,637
46,524	Jarir Marketing Co.	155,561
30,933	Mobile Telecommunications Co. Saudi Arabia	89,044
6,454	Nahdi Medical Co.	219,683
271,765	Riyad Bank	2,082,777
57,428	SABIC Agri-Nutrients Co.	1,640,767
8,030	Saudi Arabian Mining Co.*	114,774
456,819	Saudi Arabian Oil Co. 144A	2,961,754
205,892	Saudi Awwal Bank	1,850,240
211,564	Saudi Investment Bank	819,099
232,474	Saudi National Bank	2,243,031
175,198	Saudi Telecom Co.	1,987,294
58,483	Yanbu National Petrochemical Co.	470,950
		23,685,853
	Singapore — 0.3%
20,763	Sea Ltd., ADR*	3,320,834
	South Africa — 2.4%
137,660	Bid Corp. Ltd.	3,626,428
5,417	Capitec Bank Holdings Ltd.	1,085,331
111,508	Clicks Group Ltd.	2,332,208
31,582	Discovery Ltd.	382,658
107,683	Gold Fields Ltd., ADR	2,548,857
25,106	Harmony Gold Mining Co. Ltd.	346,801
27,655	Impala Platinum Holdings Ltd.*	247,528
150,231	Investec Ltd.	1,117,620
65,496	Kumba Iron Ore Ltd.(a)	1,051,666
688,077	Momentum Group Ltd.	1,328,156
61,814	MTN Group Ltd.	489,385
12,499	Naspers Ltd. Class N	3,879,434
2,188,929	Old Mutual Ltd.	1,491,944
126,864	OUTsurance Group Ltd.	559,230
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	South Africa — continued
1,105,725	Redefine Properties Ltd., REIT	285,186
400,384	Sanlam Ltd.	1,999,442
60,476	Sappi Ltd.	101,615
15,044	Sasol Ltd.*	66,947
224,016	Standard Bank Group Ltd.	2,877,191
85,456	Vodacom Group Ltd.	657,937
		26,475,564
	South Korea — 8.9%
1,875	Alteogen, Inc.*	517,827
38,831	Coupang, Inc.*	1,163,377
13,272	Coway Co. Ltd.	952,163
7,103	DB HiTek Co. Ltd.	246,263
34,255	DB Insurance Co. Ltd.	3,130,975
7,144	Doosan Bobcat, Inc.	308,235
3,717	Ecopro BM Co. Ltd.*	276,150
24,627	Hana Financial Group, Inc.	1,571,380
1,821	Hanjin Kal Corp.	159,340
94,135	Hankook Tire & Technology Co. Ltd.	2,768,385
2,466	Hanwha Aerospace Co. Ltd.	1,549,790
8,386	Hanwha Ocean Co. Ltd.*	493,289
5,628	Hanwha Systems Co. Ltd.	241,834
3,355	HD Hyundai Co. Ltd.	322,130
2,850	HD Hyundai Heavy Industries Co. Ltd.	904,762
3,232	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	877,322
4,319	HL Mando Co. Ltd.	104,858
20,843	HMM Co. Ltd.	347,439
252	Hyosung Heavy Industries Corp.	166,660
13,081	Hyundai Glovis Co. Ltd.	1,306,374
23,210	Hyundai Mobis Co. Ltd.	4,924,147
14,513	Hyundai Rotem Co. Ltd.	2,112,778
7,886	Industrial Bank of Korea	106,760
55,449	KakaoBank Corp.	1,233,778
67,167	KB Financial Group, Inc.	5,518,585
35,310	Kia Corp.	2,528,161
16,826	Korea Investment Holdings Co. Ltd.	1,740,250
34,436	Korean Air Lines Co. Ltd.	584,557
6,586	Krafton, Inc.*	1,771,902
62,283	KT Corp., ADR	1,294,241
3,764	LG Chem Ltd.	592,196
7,481	LG Corp.	441,431
3,123	LG Electronics, Inc.	170,862
1,301	LG Innotek Co. Ltd.	142,202
84,399	LG Uplus Corp.	894,378
4,328	Meritz Financial Group, Inc.	360,731
19,387	NAVER Corp.	3,763,990
18,284	Netmarble Corp. 144A	838,425
9,292	Orion Corp.	749,013
707	PharmaResearch Co. Ltd.	258,484
24See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
6,978	Samsung C&T Corp.	834,914
645,153	Samsung Electronics Co. Ltd.	28,602,624
229	Samyang Foods Co. Ltd.	236,664
49,584	Shinhan Financial Group Co. Ltd.	2,255,547
7,938	SK Biopharmaceuticals Co. Ltd.*	539,857
57,218	SK Hynix, Inc.	12,393,909
5,102	SK Innovation Co. Ltd.	462,647
7,106	SK Square Co. Ltd.*	964,608
29,309	SK Telecom Co. Ltd., ADR	684,365
2,790	SK, Inc.	423,020
129,022	Woori Financial Group, Inc.	2,147,050
		96,980,629
	Taiwan — 14.8%
36,000	Accton Technology Corp.	895,040
398,792	Advantech Co. Ltd.	4,643,789
160,000	ASE Technology Holding Co. Ltd.	801,624
460,000	Asia Cement Corp.	671,860
52,000	Asia Vital Components Co. Ltd.	1,315,486
107,000	Asustek Computer, Inc.	2,360,019
788,000	AUO Corp.	333,312
6,000	Bizlink Holding, Inc.	173,141
54,000	Catcher Technology Co. Ltd.	392,067
1,296,000	Cathay Financial Holding Co. Ltd.	2,787,332
716,000	China Airlines Ltd.	529,650
117,000	Chroma ATE, Inc.	1,765,070
2,257,000	Compal Electronics, Inc.	2,231,006
1,193,000	CTBC Financial Holding Co. Ltd.	1,785,422
152,000	Delta Electronics, Inc.	2,139,926
911,000	E.Sun Financial Holding Co. Ltd.	1,024,858
265,000	Elan Microelectronics Corp.	1,104,841
14,000	Elite Material Co. Ltd.	420,634
1,035,000	Eva Airways Corp.	1,414,316
234,000	Evergreen Marine Corp. Taiwan Ltd.	1,594,755
233,000	Far Eastern New Century Corp.	262,910
908,000	Fubon Financial Holding Co. Ltd.	2,714,620
12,000	Genius Electronic Optical Co. Ltd.	171,787
48,000	Giant Manufacturing Co. Ltd.	178,681
1,151,000	Hon Hai Precision Industry Co. Ltd.	6,310,197
9,000	International Games System Co. Ltd.	263,169
1,227,000	KGI Financial Holding Co. Ltd.	628,207
4,000	King Slide Works Co. Ltd.	277,272
8,000	Largan Precision Co. Ltd.	652,088
31,000	Lite-On Technology Corp.	117,315
143,000	MediaTek, Inc.	6,088,563
17,000	Nien Made Enterprise Co. Ltd.	237,765
77,000	Novatek Microelectronics Corp.	1,437,214
558,000	Pegatron Corp.	1,467,614
19,000	PharmaEssentia Corp.*	356,580
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
14,000	Phison Electronics Corp.	239,866
1,355,000	Pou Chen Corp.*	1,436,239
313,998	President Chain Store Corp.	2,757,999
461,000	Primax Electronics Ltd.	1,150,980
10,000	Quanta Computer, Inc.	93,517
199,000	Radiant Opto-Electronics Corp.	916,595
107,000	Realtek Semiconductor Corp.	2,077,710
17,000	Simplo Technology Co. Ltd.	224,585
131,000	Sitronix Technology Corp.	908,497
935,000	Taishin Financial Holding Co. Ltd.	505,153
533,000	Taiwan Business Bank	280,183
2,658,924	Taiwan Semiconductor Manufacturing Co. Ltd.	96,003,123
244,000	Uni-President Enterprises Corp.	676,841
30,000	Voltronic Power Technology Corp.	1,294,534
159,000	Wan Hai Lines Ltd.	484,647
260,000	Winbond Electronics Corp.*	179,434
65,000	Wistron Corp.	271,279
164,000	WNC Corp.	682,458
454,000	Yang Ming Marine Transport Corp.	1,107,630
1,185,000	Yuanta Financial Holding Co. Ltd.	1,385,930
33,000	Zhen Ding Technology Holding Ltd.	113,007
		162,338,337
	Thailand — 1.3%
91,200	Advanced Info Service PCL, NVDR	780,615
615,900	Bangkok Bank PCL, NVDR	2,634,238
1,930,000	Charoen Pokphand Foods PCL, NVDR	1,365,278
756,400	CP ALL PCL, NVDR	1,023,517
160,800	CP Axtra PCL, NVDR	88,568
44,600	Electricity Generating PCL, NVDR	138,597
340,700	Gulf Development PCL, NVDR*	406,410
2,056,000	Indorama Ventures PCL, NVDR	1,284,535
242,900	Kasikornbank PCL Class F	1,139,100
2,077,800	Krung Thai Bank PCL, NVDR	1,363,401
610,000	SCB X PCL Class F	2,186,027
54,920	Srisawad Corp. PCL	27,211
389,100	Thai Union Group PCL, NVDR	123,332
22,994,100	TMBThanachart Bank PCL, NVDR	1,337,079
813,200	True Corp. PCL, NVDR*	277,761
		14,175,669
	Turkey — 0.6%
919,807	Akbank TAS	1,585,842
356,804	Aselsan Elektronik Sanayi Ve Ticaret AS	1,357,747
83,386	Haci Omer Sabanci Holding AS	189,096
360,321	KOC Holding AS	1,403,685
196,416	Turk Hava Yollari AO	1,407,511
54,168	Turkcell Iletisim Hizmetleri AS	131,672
1,416,058	Turkiye Is Bankasi AS Class C	477,859
26See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Turkey — continued
77,548	Turkiye Petrol Rafinerileri AS	273,765
		6,827,177
	United Arab Emirates — 0.9%
414,431	Abu Dhabi Commercial Bank PJSC	1,520,489
191,872	Abu Dhabi Islamic Bank PJSC	1,122,972
471,285	Aldar Properties PJSC	1,144,734
89,020	Dubai Islamic Bank PJSC	219,850
77,457	Emaar Development PJSC	285,784
651,855	Emaar Properties PJSC	2,414,166
146,062	Emirates NBD Bank PJSC	906,539
74,357	Emirates Telecommunications Group Co. PJSC	356,332
308,584	First Abu Dhabi Bank PJSC	1,394,798
		9,365,664
	United Kingdom — 0.4%
36,642	Anglogold Ashanti PLC	1,663,494
47,866	Unilever PLC	2,910,591
		4,574,085
	United States — 0.6%
47,065	Cognizant Technology Solutions Corp. Class A	3,672,482
13,772	Globant SA*	1,251,048
96,100	JBS NV, BDR*	1,377,096
		6,300,626
	Vietnam — 0.4%
522,000	Mobile World Investment Corp.*	1,309,863
1,455,630	Vietnam Dairy Products JSC	3,233,814
		4,543,677
	Zambia — 0.3%
214,445	First Quantum Minerals Ltd.*	3,801,704
	TOTAL COMMON STOCKS (COST $985,825,770)	1,003,435,534
	PREFERRED STOCKS — 1.9%
	Brazil — 1.6%
348,200	Banco Bradesco SA, 5.63%	1,073,721
25,500	Centrais Eletricas Brasileiras SA, 4.36%	207,491
2,310,500	Cia Energetica de Minas Gerais, 17.72%	4,572,020
359,500	Gerdau SA, 4.00%	1,053,895
707,880	Itau Unibanco Holding SA, 6.77%	4,792,394
2,251,933	Itausa SA, 8.01%	4,518,018
317,500	Petroleo Brasileiro SA - Petrobras, 10.92%	1,825,471
		18,043,010
	South Korea — 0.3%
2,869	Hyundai Motor Co., 7.93%, Second-Preferred Stock	337,747
1,854	Hyundai Motor Co., 8.12%	212,218
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	South Korea — continued
63,298	Samsung Electronics Co. Ltd., 2.93%	2,321,255
		2,871,220
	TOTAL PREFERRED STOCKS (COST $19,862,710)	20,914,230
	RIGHTS — 0.0%
	South Korea — 0.0%
176	Hanwha Aerospace Co. Ltd., Expires 07/02/25*(b)(c)	35,276
	TOTAL RIGHTS (COST $—)	35,276
	WARRANT — 0.0%
	Malaysia — 0.0%
52,160	YTL Corp. Bhd., Expires 06/02/28*(b)(c)	10,173
	TOTAL WARRANT (COST $—)	10,173

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.2%
	Mutual Fund - Securities Lending Collateral — 0.2%
1,889,154	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(g)(h)	1,889,154
	TOTAL SHORT-TERM INVESTMENT (COST $1,889,154)	1,889,154
	TOTAL INVESTMENTS — 93.7% (Cost $1,007,577,634)	1,026,284,367
	Other Assets and Liabilities (net) — 6.3%	69,507,691
	NET ASSETS — 100.0%	$1,095,792,058

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $55,797 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2025 was $94,698,977.

(d)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2025 was $85,541,075.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(f)	Securities are traded on separate exchanges for the same entity.
(g)	The rate disclosed is the 7-day net yield as of June 30, 2025.
28See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $49,204,954 which represents 4.5% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
1,096	MSCI Emerging Markets E-mini Index	Sep 2025	$67,595,800	$1,094,515

Abbreviations
ADR	—	American Depository Receipt
BDR	—	Brazilian Depositary Receipt
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	23.5
Technology	19.4
Communications	14.8
Consumer, Cyclical	10.4
Consumer, Non-cyclical	10.3
Industrial	6.2
Basic Materials	4.3
Energy	2.8
Utilities	1.5
Diversified	0.3
Short-Term Investment	0.2
Other Assets and Liabilities (net)	6.3
100.0%
30See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2025 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.8%
	Australia — 2.1%
620,761	AGL Energy Ltd.	3,971,748
30,141	Aristocrat Leisure Ltd.	1,287,467
1,358,851	Aurizon Holdings Ltd.	2,698,433
681,000	Bank of Queensland Ltd.	3,472,413
77,550	Brambles Ltd.	1,190,341
25,934	Computershare Ltd.	678,042
41,228	Downer EDI Ltd.	170,815
111,792	Evolution Mining Ltd.	580,583
2,060,426	Glencore PLC*	8,009,601
105,055	GPT Group, REIT	333,247
606,100	Harvey Norman Holdings Ltd.(a)	2,093,458
1,256,900	Helia Group Ltd.	4,637,809
4,748	HUB24 Ltd.	277,525
475,600	Metcash Ltd.	1,218,742
7,413	Netwealth Group Ltd.	163,851
282,604	Northern Star Resources Ltd.	3,480,581
352,272	OceanaGold Corp.	4,962,009
1,206,200	Perenti Ltd.	1,280,680
3,193	Pro Medicus Ltd.	596,660
771,765	Qantas Airways Ltd.	5,432,841
406,700	QBE Insurance Group Ltd.	6,235,055
2,968	REA Group Ltd.(a)	467,826
24,966	Regis Resources Ltd.*	73,023
84,200	Rio Tinto Ltd.(a)	5,912,099
14,923	SEEK Ltd.(a)	235,236
533,758	Super Retail Group Ltd.	4,981,482
16,240	Technology One Ltd.	436,527
334,054	Telstra Group Ltd.	1,059,607
171,752	Transurban Group	1,574,707
51,401	Ventia Services Group Pty. Ltd.	174,505
61,147	Wesfarmers Ltd.	3,396,425
11,171	WiseTech Global Ltd.	798,344
376,210	Woodside Energy Group Ltd.(a)	5,773,327
70,200	Woolworths Group Ltd.	1,431,339
		79,086,348
	Austria — 0.3%
50,522	ANDRITZ AG	3,738,492
5,427	BAWAG Group AG 144A	689,335
17,121	Erste Group Bank AG(b)	1,450,139
2,891	Erste Group Bank AG(b)	244,207
25,798	EVN AG	708,214
45,338	OMV AG	2,456,092
9,905	Raiffeisen Bank International AG	300,305
6,280	voestalpine AG	175,883
55,600	Wienerberger AG	2,059,143
		11,821,810
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Belgium — 0.3%
31,200	Ageas SA	2,099,389
40,418	Anheuser-Busch InBev SA	2,769,208
436	D'ieteren Group	93,291
4,396	Groupe Bruxelles Lambert NV	372,859
12,314	KBC Group NV	1,262,181
33	Lotus Bakeries NV	316,815
21,907	Proximus SADP(a)	212,584
62,000	Solvay SA(a)	2,134,365
17,400	Syensqo SA	1,341,480
9,560	Umicore SA	139,960
		10,742,132
	Brazil — 0.7%
171,802	Petroleo Brasileiro SA - Petrobras, Preferred ADR	1,982,595
224,600	Vale SA	2,166,639
72,497	Wheaton Precious Metals Corp.(b)	6,510,230
148,188	Wheaton Precious Metals Corp.(b)	13,299,452
31,200	Yara International ASA	1,147,928
		25,106,844
	Burkina Faso — 0.0%
41,521	IAMGOLD Corp.*	305,208
	Canada — 7.5%
110,452	Agnico Eagle Mines Ltd.(b)	13,132,820
86,290	Agnico Eagle Mines Ltd.(b)	10,262,470
9,431	Air Canada*	145,629
25,065	Alamos Gold, Inc. Class A	665,338
174,023	Algonquin Power & Utilities Corp.	997,152
22,500	Alimentation Couche-Tard, Inc.	1,116,178
4,731	Aritzia, Inc.*	244,611
10,931	Atco Ltd. Class I (a)	406,798
74,661	B2Gold Corp.	269,526
1,360,404	Barrick Mining Corp.	28,323,611
9,723	BCE, Inc.	215,559
10,107	Brookfield Renewable Corp.	331,308
43,503	CAE, Inc.*	1,273,333
38,636	Canadian Apartment Properties REIT, REIT	1,257,475
77,900	Canadian Imperial Bank of Commerce(a)	5,518,369
43,146	Canadian National Railway Co.	4,488,910
61,150	Canadian Natural Resources Ltd.	1,920,110
45,938	Canadian Tire Corp. Ltd. Class A (a)	6,241,441
4,741	Canadian Utilities Ltd. Class A	130,920
17,998	CCL Industries, Inc. Class B (a)	1,047,432
78,497	Cenovus Energy, Inc.	1,067,559
402,652	Centerra Gold, Inc.	2,894,845
43,463	CGI, Inc.(a)(b)	4,555,254
80,681	CGI, Inc.(b)	8,457,789
2,223	Constellation Software, Inc.	8,134,763
32See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
10,169	Descartes Systems Group, Inc.*	1,033,628
4,132	Docebo, Inc.*	119,580
15,639	Dollarama, Inc.	2,199,088
10,090	Dundee Precious Metals, Inc.(a)	161,795
19,392	Emera, Inc.	886,532
203,875	Empire Co. Ltd. Class A	8,443,368
74,854	Enbridge, Inc.	3,392,383
929	Fairfax Financial Holdings Ltd.	1,673,494
143,300	Finning International, Inc.	6,114,273
28,258	First Majestic Silver Corp.	233,694
2,312	FirstService Corp.	403,721
28,344	Fortis, Inc.(a)(b)	1,350,624
46,312	Fortis, Inc.(b)	2,210,472
15,799	Fortuna Mining Corp.*	103,325
59,137	Franco-Nevada Corp.(b)	9,693,737
161,884	Franco-Nevada Corp.(b)	26,524,299
12,289	George Weston Ltd.	2,459,691
7,826	Gildan Activewear, Inc.	385,352
18,821	Hydro One Ltd.(a) 144A	676,839
62,400	iA Financial Corp., Inc.	6,827,187
55,800	Imperial Oil Ltd.	4,423,924
22,970	Intact Financial Corp.	5,330,488
15,450	Keyera Corp.	504,319
1,584	Kinaxis, Inc.*	235,098
657,102	Kinross Gold Corp.(b)	10,270,504
5,656	Kinross Gold Corp.(b)	88,208
15,720	Lightspeed Commerce, Inc.*	184,081
10,790	Loblaw Cos. Ltd.	1,781,200
118,363	Lundin Gold, Inc.	6,236,936
8,744	Magna International, Inc.(b)	337,328
166,421	Magna International, Inc.(b)	6,425,515
173,000	Manulife Financial Corp.	5,520,279
95,700	Maple Leaf Foods, Inc.	1,989,746
181,900	MEG Energy Corp.	3,430,038
10,841	Metro, Inc.	849,880
67,325	New Gold, Inc.*(b)	334,035
816,337	New Gold, Inc.*(b)	4,040,868
2,811	North West Co., Inc.	99,441
55,800	Nutrien Ltd.(a)(b)	3,244,947
29,385	Nutrien Ltd.(b)	1,711,382
241,900	Open Text Corp.(b)	7,054,013
14,973	Open Text Corp.(b)	437,212
9,558	OR Royalties, Inc.	245,736
28,389	Pan American Silver Corp.	806,248
1,028	Restaurant Brands International, Inc.	68,146
7,847	RioCan Real Estate Investment Trust, REIT	101,847
44,892	Rogers Communications, Inc. Class B	1,331,497
117,200	Russel Metals, Inc.	3,766,376
69,095	Sandstorm Gold Ltd.	649,493
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
53,135	Saputo, Inc.	1,085,286
72,140	Shopify, Inc. Class A *	8,321,349
11,382	SSR Mining, Inc.*(b)	144,892
12,691	SSR Mining, Inc.*(b)	161,683
30,444	Stantec, Inc.	3,308,654
159,800	Suncor Energy, Inc.(b)	5,973,908
72,744	Suncor Energy, Inc.(b)	2,724,263
75,290	TC Energy Corp.(a)	3,668,215
13,815	TELUS Corp.(b)	221,425
36,083	TELUS Corp.(b)	579,493
4,467	TFI International, Inc.	400,556
4,851	Torex Gold Resources, Inc.*	157,920
4,947	Triple Flag Precious Metals Corp.	117,194
		276,355,905
	China — 2.4%
1,287,500	3SBio, Inc. 144A	3,886,260
6,252,000	Agricultural Bank of China Ltd. Class H	4,466,617
274,700	Alibaba Group Holding Ltd.	3,898,387
6	Baidu, Inc., ADR*	515
5,706,000	Bank of China Ltd. Class H	3,320,014
1,290,000	Bank of Communications Co. Ltd. Class H	1,201,208
277,000	BOC Hong Kong Holdings Ltd.	1,204,933
984,500	Budweiser Brewing Co. APAC Ltd. 144A	976,300
488,000	China CITIC Bank Corp. Ltd. Class H	465,263
5,243,000	China Construction Bank Corp. Class H	5,297,529
3,187,000	China Galaxy Securities Co. Ltd. Class H	3,586,552
1,323,600	China International Capital Corp. Ltd. Class H 144A	2,985,954
1,681,000	China Life Insurance Co. Ltd. Class H	4,046,273
824,000	China Medical System Holdings Ltd.	1,262,126
349,600	China Taiping Insurance Holdings Co. Ltd.	683,601
2,918,000	CSPC Pharmaceutical Group Ltd.	2,869,392
771,600	Dongfang Electric Corp. Ltd. Class H	1,319,789
151,000	Haidilao International Holding Ltd. 144A	287,121
10,135,000	Industrial & Commercial Bank of China Ltd. Class H	8,040,581
1,450,500	JD Logistics, Inc.* 144A	2,434,655
89,018	Kanzhun Ltd., ADR*	1,588,081
370,500	Kingboard Holdings Ltd.	1,187,704
149,800	NetEase, Inc.	4,040,556
1,243,500	Ping An Insurance Group Co. of China Ltd. Class H	7,916,670
172,000	Pop Mart International Group Ltd. 144A	5,842,700
2,033,000	Postal Savings Bank of China Co. Ltd. Class H 144A	1,420,961
418,100	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	624,134
717,600	Sinopharm Group Co. Ltd. Class H	1,682,194
83,000	SITC International Holdings Co. Ltd.	266,424
85,710	Trip.com Group Ltd., ADR	5,026,034
2,395,700	Yangzijiang Shipbuilding Holdings Ltd.	4,179,890
26,274	Yum China Holdings, Inc.	1,174,711
34See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	China — continued
256,500	Zhejiang Leapmotor Technology Co. Ltd.* 144A	1,791,186
		88,974,315
	Denmark — 1.0%
181	AP Moller - Maersk AS Class A	333,104
253	AP Moller - Maersk AS Class B	470,001
26,249	Carlsberg AS Class B	3,710,479
64,900	D/S Norden AS	2,054,002
223,676	Danske Bank AS	9,087,776
71,900	Dfds AS*	1,271,291
3,847	Genmab AS*	793,266
179,676	Genmab AS, ADR*	3,712,106
8,279	GN Store Nord AS*	126,957
8,545	ISS AS	237,910
33,297	Jyske Bank AS	3,357,325
2,926	NKT AS*	235,882
23,083	Novonesis Novozymes B Class B	1,651,744
41,210	Pandora AS	7,208,128
1,595	Ringkjoebing Landbobank AS	348,239
5,510	Rockwool AS Class B	256,888
1,925	Royal Unibrew AS	156,568
3,466	Sydbank AS	256,126
15,461	Tryg AS	398,409
53,240	Vestas Wind Systems AS	797,216
		36,463,417
	Finland — 0.6%
7,808	Elisa OYJ	433,409
19,312	Kone OYJ Class B	1,267,441
26,400	Konecranes OYJ	2,089,850
1,035,355	Nokia OYJ	5,335,301
526,374	Nordea Bank Abp(b)	7,781,143
88,387	Nordea Bank Abp(b)	1,309,718
4,824	Orion OYJ Class B	361,845
4,894	Puuilo OYJ	75,018
124,748	Sampo OYJ Class A	1,337,765
57,679	TietoEVRY OYJ(a)	1,090,870
70,800	Valmet OYJ(a)	2,185,615
28,649	Wartsila OYJ Abp	674,707
		23,942,682
	France — 7.8%
75,190	Air Liquide SA	15,476,108
78,681	Airbus SE(b)	16,406,199
4,602	Airbus SE(b)	958,170
169,380	AXA SA	8,296,265
298,501	BNP Paribas SA	26,792,172
70,155	Bollore SE(a)	439,296
121,476	Bouygues SA	5,479,814
55,197	Capgemini SE	9,414,592
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	France — continued
359,600	Carrefour SA	5,051,797
216,575	Cie de Saint-Gobain SA	25,388,776
77,000	Cie Generale des Etablissements Michelin SCA	2,855,146
9,810	Covivio SA, REIT	617,258
193,651	Credit Agricole SA(a)	3,655,856
12,521	Dassault Aviation SA	4,421,364
300,067	Dassault Systemes SE	10,838,986
30,277	Edenred SE	935,792
120,717	Engie SA	2,832,806
40,265	EssilorLuxottica SA	11,022,714
42,955	Gecina SA, REIT(a)	4,709,862
11,425	Getlink SE	220,035
21,000	Ipsen SA	2,494,984
48,500	IPSOS SA	2,593,752
156,756	Klepierre SA, REIT(a)	6,189,173
198,968	Legrand SA	26,484,366
4,263	LVMH Moet Hennessy Louis Vuitton SE	2,227,953
125,400	Metropole Television SA(a)	1,936,086
1,843	Nexans SA	240,385
134,500	Orange SA	2,046,064
79,795	Pernod Ricard SA	7,943,059
35,500	Quadient SA	663,268
57,300	Rexel SA	1,762,094
81,300	Rubis SCA	2,620,300
36,122	Safran SA	11,723,397
9,505	SCOR SE	313,203
39,452	Societe BIC SA	2,447,071
367,451	Societe Generale SA	20,981,739
15,100	Sopra Steria Group	3,674,661
219,200	Television Francaise 1 SA(a)	2,270,042
5,837	Thales SA	1,713,620
513,940	TotalEnergies SE	31,501,029
2,522	Unibail-Rodamco-Westfield, REIT*	240,513
4,629	Valeo SE	50,597
2,946	Vinci SA	433,351
26,812	Vivendi SE*	92,285
		288,456,000
	Georgia — 0.1%
45,361	Lion Finance Group PLC	4,402,203
4,128	TBC Bank Group PLC	262,563
		4,664,766
	Germany — 7.5%
24,215	adidas AG	5,624,848
25,019	Allianz SE	10,101,662
5,717	Auto1 Group SE* 144A	183,863
77,000	Bayer AG	2,307,338
54,200	Bayerische Motoren Werke AG	4,798,391
36See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Germany — continued
49,087	Beiersdorf AG	6,144,528
34,299	Bilfinger SE	3,290,336
333,200	Commerzbank AG	10,476,529
6,040	Continental AG	525,231
3,716	CTS Eventim AG & Co. KGaA	461,149
186,900	Daimler Truck Holding AG	8,815,181
219,400	Deutsche Bank AG	6,486,677
71,847	Deutsche Boerse AG	23,362,225
37,334	Deutsche Lufthansa AG	314,563
118,200	Deutsche Pfandbriefbank AG 144A	728,713
141,365	Deutsche Post AG	6,511,917
185,110	Deutsche Telekom AG	6,753,690
41,600	Fresenius SE & Co. KGaA	2,084,889
43,361	GEA Group AG	3,022,822
23,400	Heidelberg Materials AG	5,478,546
45,100	HUGO BOSS AG	2,079,055
259,970	Infineon Technologies AG	11,023,404
1,621	IONOS Group SE*	75,953
9,857	K&S AG	180,045
57,331	Knorr-Bremse AG	5,521,997
13,078	Krones AG	2,149,203
117,745	Mercedes-Benz Group AG	6,865,268
10,995	MTU Aero Engines AG	4,872,426
26,320	Nemetschek SE	3,801,473
7,562	Nordex SE*	149,340
87,095	Puma SE	2,369,726
700	Rational AG	585,033
6,749	Rheinmetall AG	14,229,259
194,045	SAP SE	58,820,595
414,900	Schaeffler AG	2,216,687
15,262	Scout24 SE 144A	2,097,356
34,980	Siemens AG	8,940,271
178,711	Siemens Energy AG*	20,580,409
2,122	Stroeer SE & Co. KGaA	126,860
53,077	Symrise AG Class A	5,553,832
25,000	Talanx AG	3,226,035
54,162	TeamViewer SE* 144A	607,627
30,280	thyssenkrupp AG	324,031
27,628	TUI AG*	240,601
87,300	United Internet AG	2,429,273
1,288	Volkswagen AG	138,691
303,880	Zalando SE* 144A	9,970,156
		276,647,704
	Greece — 0.2%
38,700	Metlen Energy & Metals SA	2,094,568
302,858	National Bank of Greece SA	3,858,609
		5,953,177
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Guatemala — 0.0%
5,639	Millicom International Cellular SA	211,293
	Hong Kong — 2.2%
1,181,200	AIA Group Ltd.	10,622,197
15,600	ASMPT Ltd.	114,429
439,500	CK Asset Holdings Ltd.	1,940,065
37,500	CK Infrastructure Holdings Ltd.	248,319
100,500	CLP Holdings Ltd.	846,571
19,012	Futu Holdings Ltd., ADR	2,349,693
47,200	Hang Seng Bank Ltd.	708,153
63,000	Henderson Land Development Co. Ltd.	220,671
233,000	HKT Trust & HKT Ltd.	347,954
576,900	Hong Kong Exchanges & Clearing Ltd.	30,867,085
138,300	Hongkong Land Holdings Ltd.	798,566
7,600	Jardine Matheson Holdings Ltd.	365,359
196,500	Kerry Properties Ltd.	507,666
635,500	Link REIT, REIT	3,387,775
85,500	MTR Corp. Ltd.	307,421
255,000	PCCW Ltd.	173,277
689,500	Power Assets Holdings Ltd.	4,431,577
121,119	Prudential PLC	1,518,032
389,000	Sun Hung Kai Properties Ltd.	4,466,665
26,000	Swire Pacific Ltd. Class A	223,001
496,500	Techtronic Industries Co. Ltd.	5,469,178
9,510,000	Tongda Group Holdings Ltd.*	120,048
2,792,000	United Laboratories International Holdings Ltd.	5,349,512
7,335,500	WH Group Ltd. 144A	7,064,672
87,000	Wharf Real Estate Investment Co. Ltd.	246,373
157,000	Yue Yuen Industrial Holdings Ltd.	240,556
		82,934,815
	Hungary — 0.1%
223,400	MOL Hungarian Oil & Gas PLC	1,938,037
95,800	Richter Gedeon Nyrt	2,813,414
		4,751,451
	India — 0.3%
73,890	MakeMyTrip Ltd.*	7,242,698
802,900	Redington Ltd.	3,052,029
		10,294,727
	Ireland — 1.4%
2,629,624	AIB Group PLC	21,558,350
1,189,228	Bank of Ireland Group PLC	16,911,297
126,940	Kerry Group PLC Class A	13,969,752
		52,439,399
	Israel — 0.7%
209,233	Bank Hapoalim BM	4,019,261
316,972	Bank Leumi Le-Israel BM	5,899,678
38See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Israel — continued
126,656	Bezeq The Israeli Telecommunication Corp. Ltd.	216,311
2,848	Clal Insurance Enterprises Holdings Ltd.	126,013
1,110	Elbit Systems Ltd.(b)	493,678
618	Elbit Systems Ltd.(b)	277,791
3,858	First International Bank of Israel Ltd.	279,376
5,479	Harel Insurance Investments & Financial Services Ltd.	153,635
31,673	ICL Group Ltd.	217,045
233	Israel Corp. Ltd.	77,786
249,942	Israel Discount Bank Ltd. Class A	2,492,907
47,047	Mizrahi Tefahot Bank Ltd.	3,068,164
3,162	Nice Ltd.*	535,956
22,228	Nice Ltd., ADR*	3,754,532
1,390	Oddity Tech Ltd. Class A *	104,903
10,974	Phoenix Financial Ltd.	317,928
4,002	Plus500 Ltd.	186,267
11,682	Shufersal Ltd.	134,199
119,700	Teva Pharmaceutical Industries Ltd.*	2,015,792
2,928	Wix.com Ltd.*	463,971
		24,835,193
	Italy — 5.4%
1,974,842	A2A SpA	5,298,118
7,052	Azimut Holding SpA	225,098
3,634	Banca Generali SpA	201,332
33,165	Banca Monte dei Paschi di Siena SpA	281,291
27,085	Banca Popolare di Sondrio SpA	375,330
92,178	Banco BPM SpA(a)	1,072,960
11,333	BFF Bank SpA* 144A	123,823
460,959	BPER Banca SpA(a)	4,176,941
5,345	Buzzi SpA	295,403
49,614	Coca-Cola HBC AG	2,571,463
988,965	Enel SpA	9,353,749
256,377	Eni SpA	4,138,034
25,430	Ferrari NV	12,424,786
37,346	FinecoBank Banca Fineco SpA	826,050
304,740	Generali	10,809,519
156,564	Infrastrutture Wireless Italiane SpA(a) 144A	1,907,936
7,260	Interpump Group SpA	301,299
4,817,992	Intesa Sanpaolo SpA	27,675,750
294,535	Iveco Group NV	5,776,273
615,606	Leonardo SpA(a)	34,594,426
7,619	Lottomatica Group SpA	210,751
8,021	Maire SpA	105,586
209,404	Mediobanca Banca di Credito Finanziario SpA(a)	4,853,122
673,960	MFE-MediaForEurope NV Class A (a)	2,302,936
27,166	Nexi SpA 144A	161,869
501,000	Pirelli & C SpA 144A	3,443,603
262,370	Poste Italiane SpA(a) 144A	5,618,821
16,278	Prysmian SpA	1,143,919
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
165,365	Ryanair Holdings PLC, ADR	9,536,599
590,393	Telecom Italia SpA*(a)	290,198
361,135	Terna - Rete Elettrica Nazionale	3,701,691
614,991	UniCredit SpA	41,103,890
252,857	Unipol Assicurazioni SpA	4,995,923
31,466	Webuild SpA(a)	132,879
		200,031,368
	Japan — 17.6%
38,000	Acom Co. Ltd.	111,973
54,100	Advantest Corp.	3,995,293
44,600	Aeon Co. Ltd.(a)	1,363,733
11,300	AEON Financial Service Co. Ltd.	100,170
2,300	AEON REIT Investment Corp., REIT	2,017,936
11,500	AGC, Inc.(a)	335,461
28,200	Aisin Corp.	358,648
39,300	Ajinomoto Co., Inc.	1,045,683
11,400	Alfresa Holdings Corp.	155,223
37,100	Amano Corp.	1,148,277
25,900	ANA Holdings, Inc.	506,029
25,500	Artience Co. Ltd.(a)	530,177
300	Asahi Group Holdings Ltd.(a)	4,003
11,000	Asahi Intecc Co. Ltd.	173,383
134,500	Astellas Pharma, Inc.	1,314,816
122,100	Bandai Namco Holdings, Inc.	4,357,672
34,500	BayCurrent, Inc.	1,771,936
16,900	BIPROGY, Inc.	703,225
238,000	Brother Industries Ltd.	4,084,960
67,100	Canon, Inc.(a)	1,937,580
158,800	Capcom Co. Ltd.	5,404,897
162,500	Central Japan Railway Co.	3,628,474
748,394	Chiba Bank Ltd.	6,875,067
105,100	Chubu Electric Power Co., Inc.	1,295,725
9,700	Chudenko Corp.	222,757
15,400	Chugoku Electric Power Co., Inc.(a)	75,832
336,000	Citizen Watch Co. Ltd.	1,981,012
114,200	Coca-Cola Bottlers Japan Holdings, Inc.	1,838,405
7,000	COMSYS Holdings Corp.	161,396
5,500	Cosmo Energy Holdings Co. Ltd.	234,129
1,800	Cosmos Pharmaceutical Corp.	113,941
227,200	Credit Saison Co. Ltd.	6,105,404
114,200	CyberAgent, Inc.	1,304,236
447,500	Daicel Corp.	3,730,656
204,400	Dai-ichi Life Holdings, Inc.	1,540,360
111,200	Daiichi Sankyo Co. Ltd.	2,581,479
21,500	Daikin Industries Ltd.	2,532,239
58,900	Daiwa House Industry Co. Ltd.	2,022,996
552,900	Daiwa Securities Group, Inc.	3,920,401
57,500	DeNA Co. Ltd.(a)	1,059,243
40See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
58,600	East Japan Railway Co.	1,260,811
13,700	Eisai Co. Ltd.	392,343
99,200	Electric Power Development Co. Ltd.	1,685,221
224,300	ENEOS Holdings, Inc.	1,103,695
90,000	Ezaki Glico Co. Ltd.(a)	2,871,081
21,900	FANUC Corp.	593,908
10,700	Fast Retailing Co. Ltd.	3,655,440
121,000	Food & Life Cos. Ltd.	5,875,643
5,900	Fuji Corp.	109,408
41,600	Fukuoka Financial Group, Inc.	1,104,509
28,700	Futaba Industrial Co. Ltd.	158,353
6,600	GungHo Online Entertainment, Inc.	126,159
49,800	Hankyu Hanshin Holdings, Inc.	1,349,453
39,000	Hirose Electric Co. Ltd.	4,696,622
3,900	Hisamitsu Pharmaceutical Co., Inc.	110,597
331,200	Hitachi Ltd.	9,565,255
57,000	Hokkaido Electric Power Co., Inc.(a)	295,330
751,400	Honda Motor Co. Ltd.	7,223,498
21,400	Hoya Corp.	2,532,760
23,300	Ichinen Holdings Co. Ltd.	253,848
64,000	Idemitsu Kosan Co. Ltd.	386,107
9,500	Iida Group Holdings Co. Ltd.(a)	133,307
477,000	Inpex Corp.(a)	6,672,563
24,200	Internet Initiative Japan, Inc.	476,260
256,000	Isuzu Motors Ltd.	3,231,243
14,900	J Front Retailing Co. Ltd.	201,914
2,600	Jaccs Co. Ltd.	71,930
8,400	Japan Airlines Co. Ltd.	170,593
171,600	Japan Exchange Group, Inc.	1,734,719
533,000	Japan Petroleum Exploration Co. Ltd.	3,737,212
261,000	Japan Post Bank Co. Ltd.	2,808,951
1,056,400	Japan Post Holdings Co. Ltd.	9,721,160
265,000	Japan Post Insurance Co. Ltd.	5,958,314
21,700	Japan Securities Finance Co. Ltd.	262,724
13,400	JTEKT Corp.	109,670
4,800	Kadokawa Corp.	132,947
166,200	Kakaku.com, Inc.	3,074,289
120,400	Kamigumi Co. Ltd.	3,333,469
64,900	Kanadevia Corp.	436,190
89,700	Kaneka Corp.	2,462,562
239,700	Kanematsu Corp.	4,536,184
45,200	Kansai Electric Power Co., Inc.	533,283
92,200	Kao Corp.(a)	4,114,209
15,900	Kato Sangyo Co. Ltd.	604,360
333,200	KDDI Corp.	5,707,053
6,300	Keio Corp.	152,901
24,300	Keyence Corp.	9,727,667
44,100	Kikkoman Corp.	407,424
31,900	Kintetsu Group Holdings Co. Ltd.	602,842
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
145,200	Kirin Holdings Co. Ltd.(a)	2,027,153
71,900	Kitz Corp.(a)	587,928
76,200	Kohnan Shoji Co. Ltd.	2,057,149
128,500	Komatsu Ltd.	4,193,287
10,300	Konami Group Corp.	1,621,551
16,686	Kose Corp.(a)	653,549
28,000	Kyowa Kirin Co. Ltd.(a)	478,582
25,200	Kyushu Electric Power Co., Inc.	224,579
7,600	Life Corp.	116,248
85,100	Lion Corp.(a)	877,765
219,500	Lixil Corp.	2,534,389
925,800	LY Corp.	3,398,845
427,800	M3, Inc.	5,857,901
133,600	Macnica Holdings, Inc.	1,787,910
13,600	Makita Corp.	416,933
274,200	Marubeni Corp.	5,501,011
31,900	Maruha Nichiro Corp.	672,650
145,400	Mazda Motor Corp.	870,762
5,800	McDonald's Holdings Co. Japan Ltd.(a)	239,305
927,600	Mebuki Financial Group, Inc.	4,804,582
11,700	Medipal Holdings Corp.	188,889
6,100	Megmilk Snow Brand Co. Ltd.	115,280
47,900	MEIJI Holdings Co. Ltd.	1,056,643
16,900	MISUMI Group, Inc.	224,835
424,100	Mitsubishi Chemical Group Corp.	2,216,544
839,800	Mitsubishi Electric Corp.	18,081,913
196,500	Mitsubishi Gas Chemical Co., Inc.	3,002,905
363,000	Mitsubishi HC Capital, Inc.	2,669,055
35,600	Mitsubishi Motors Corp.	100,203
77,100	MIXI, Inc.	1,857,227
74,700	Mizuho Financial Group, Inc.	2,050,163
456,000	Mizuho Leasing Co. Ltd.	3,368,508
3,100	Modec, Inc.(a)	132,068
496,800	MonotaRO Co. Ltd.	9,776,381
379,900	MS&AD Insurance Group Holdings, Inc.	8,448,325
11,500	Nagoya Railroad Co. Ltd.(a)	129,644
622,600	NEC Corp.	18,179,572
245,600	Nexon Co. Ltd.	4,927,793
337,600	NGK Insulators Ltd.	4,219,185
67,600	NH Foods Ltd.	2,336,046
13,400	Nichirei Corp.(a)	174,857
144,800	Nintendo Co. Ltd.	13,846,476
219,000	Nippon Express Holdings, Inc.(a)	4,373,595
6,800	Nippon Gas Co. Ltd.	125,046
118,800	Nippon Shinyaku Co. Ltd.	2,581,932
197,900	Nippon Soda Co. Ltd.	4,146,138
10,214,200	Nippon Telegraph & Telephone Corp.	10,874,730
56,400	Nippon Yusen KK	2,018,730
7,400	Nishi-Nippon Financial Holdings, Inc.	110,377
42See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
49,700	Nishi-Nippon Railroad Co. Ltd.(a)	698,932
12,200	Nisshin Seifun Group, Inc.	145,326
43,800	Nissin Foods Holdings Co. Ltd.	908,273
265,700	Nitto Denko Corp.	5,108,757
5,900	Nojima Corp.	128,654
1,318,100	Nomura Holdings, Inc.	8,629,915
185,500	Nomura Research Institute Ltd.	7,431,401
3,700	NS Solutions Corp.	104,125
36,700	OBIC Business Consultants Co. Ltd.	2,167,645
129,000	Obic Co. Ltd.	5,011,271
28,200	Odakyu Electric Railway Co. Ltd.	329,128
10,700	Okinawa Electric Power Co., Inc.	67,208
419,400	Olympus Corp.	4,961,249
203,500	Ono Pharmaceutical Co. Ltd.	2,199,124
390,000	ORIX Corp.	8,766,961
190,100	Osaka Gas Co. Ltd.	4,850,246
10,400	Otsuka Corp.	211,127
69,200	Otsuka Holdings Co. Ltd.	3,415,674
531,500	Panasonic Holdings Corp.	5,692,334
1,340,900	Persol Holdings Co. Ltd.	2,606,079
20,100	Raito Kogyo Co. Ltd.	398,355
204,300	Rakuten Bank Ltd.*	9,297,530
19,700	Recruit Holdings Co. Ltd.	1,156,388
492,400	Rengo Co. Ltd.	2,656,352
2,110,100	Resona Holdings, Inc.	19,308,387
12,000	Resorttrust, Inc.	146,281
29,400	Ricoh Co. Ltd.	276,726
16,400	Rinnai Corp.	405,310
379,700	Rohto Pharmaceutical Co. Ltd.	5,375,252
28,100	Round One Corp.	284,746
353,200	Ryohin Keikaku Co. Ltd.	16,888,641
29,500	San-In Godo Bank Ltd.	242,082
331,500	Sankyo Co. Ltd.	6,110,619
42,100	Sankyu, Inc.	2,246,829
19,500	Sanrio Co. Ltd.	940,368
295,600	Santen Pharmaceutical Co. Ltd.	3,380,200
18,200	Sanwa Holdings Corp.	601,539
29,600	Sanyo Chemical Industries Ltd.	746,882
31,600	SCREEN Holdings Co. Ltd.	2,558,240
13,800	SCSK Corp.	414,300
21,100	Sega Sammy Holdings, Inc.	504,610
255,900	Seiko Epson Corp.	3,388,013
148,200	Sekisui Chemical Co. Ltd.	2,671,037
356,700	Shimadzu Corp.	8,819,551
2,700	Shimamura Co. Ltd.	189,026
5,700	Shimano, Inc.	824,842
463,400	Shionogi & Co. Ltd.	8,336,158
43,800	Skylark Holdings Co. Ltd.(a)	914,420
693,300	SoftBank Corp.	1,068,137
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
227,500	Sojitz Corp.	5,561,076
253,200	Sompo Holdings, Inc.	7,562,528
162,000	Square Enix Holdings Co. Ltd.	12,105,581
249,500	Subaru Corp.	4,321,658
88,600	Sugi Holdings Co. Ltd.(a)	2,020,310
99,500	Sumitomo Heavy Industries Ltd.(a)	2,033,103
81,000	Sumitomo Mitsui Financial Group, Inc.	2,024,486
112,800	Sumitomo Mitsui Trust Group, Inc.	2,981,044
20,900	Sumitomo Osaka Cement Co. Ltd.	545,917
17,900	Sumitomo Realty & Development Co. Ltd.	688,023
330,400	Sumitomo Rubber Industries Ltd.(a)	3,732,357
5,300	Sumitomo Warehouse Co. Ltd.	108,664
3,300	Sundrug Co. Ltd.	102,964
55,300	Suntory Beverage & Food Ltd.(a)	1,764,783
4,200	Suzuken Co. Ltd.	151,408
20,600	Sysmex Corp.	357,376
29,800	T&D Holdings, Inc.	649,846
123,900	Taisei Corp.	7,188,763
340,800	Takeda Pharmaceutical Co. Ltd.	10,487,990
773,900	Terumo Corp.	14,161,857
93,200	TIS, Inc.	3,116,145
50,400	Tobu Railway Co. Ltd.	867,606
70,600	Toho Co. Ltd.	4,158,957
4,600	Toho Gas Co. Ltd.	127,702
29,900	Tohoku Electric Power Co., Inc.	217,419
37,100	TOKAI Holdings Corp.(a)	254,863
13,000	Token Corp.	1,272,464
117,600	Tokio Marine Holdings, Inc.	4,945,797
178,300	Tokuyama Corp.	3,707,313
93,100	Tokyo Electric Power Co. Holdings, Inc.*	308,448
19,900	Tokyo Gas Co. Ltd.	659,559
31,900	Tokyu Corp.	377,946
14,800	Tomy Co. Ltd.	333,426
84,400	TOTO Ltd.	2,118,112
179,600	Toyo Suisan Kaisha Ltd.	11,887,727
111,300	Toyota Motor Corp.	1,905,994
35,400	Toyota Tsusho Corp.	797,138
32,300	Trend Micro, Inc.	2,224,438
210,600	TS Tech Co. Ltd.(a)	2,457,647
65,800	Tsubakimoto Chain Co.	815,775
2,100	Tsuruha Holdings, Inc.(a)	163,524
466,500	Unicharm Corp.	3,368,514
25,700	Valor Holdings Co. Ltd.	447,833
23,900	Warabeya Nichiyo Holdings Co. Ltd.	399,018
114,900	Yakult Honsha Co. Ltd.(a)	2,154,902
83,700	Yamaha Corp.	601,357
271,300	Yamaha Motor Co. Ltd.(a)	2,017,184
47,000	Yamato Kogyo Co. Ltd.	2,841,900
7,700	Yamazaki Baking Co. Ltd.	172,083
44See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
13,400	Yokogawa Electric Corp.	355,975
192,600	Yokohama Rubber Co. Ltd.(a)	5,267,764
9,000	Zensho Holdings Co. Ltd.	543,467
		652,387,928
	Luxembourg — 0.0%
6,840	Eurofins Scientific SE	485,721
	Macau — 0.3%
1,953,000	Galaxy Entertainment Group Ltd.	8,690,241
797,200	Sands China Ltd.	1,663,483
		10,353,724
	Netherlands — 3.3%
232,812	ABN AMRO Bank NV CVA, GDR 144A	6,352,226
7,965	Adyen NV*(a) 144A	14,573,708
465,426	Aegon Ltd.	3,359,607
4,515	Arcadis NV	218,384
22,179	ASML Holding NV	17,695,732
41,211	ASR Nederland NV	2,727,714
81,586	Euronext NV 144A	13,912,120
31,960	EXOR NV	3,211,845
6,410	Heineken Holding NV	476,409
899,451	ING Groep NV	19,669,597
169,535	ING Groep NV, ADR	3,707,730
73,228	JDE Peet's NV(a)	2,085,161
209,400	Koninklijke Ahold Delhaize NV	8,724,038
222,725	NN Group NV	14,752,414
53,777	Universal Music Group NV	1,739,049
61,449	Wolters Kluwer NV	10,239,929
		123,445,663
	New Zealand — 0.1%
25,293	Xero Ltd.*	2,980,744
	Nigeria — 0.0%
66,241	Airtel Africa PLC 144A	163,781
	Norway — 0.8%
286,985	Aker BP ASA	7,292,757
100,400	Austevoll Seafood ASA	962,195
221,545	DNB Bank ASA	6,105,786
50,342	Equinor ASA	1,266,034
8,737	Gjensidige Forsikring ASA	220,649
100,715	Kongsberg Gruppen ASA	3,891,004
118,600	Mowi ASA	2,282,415
178,300	Orkla ASA	1,930,271
27,309	Storebrand ASA	385,790
239,865	Telenor ASA	3,731,582
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Norway — continued
5,541	Vend Marketplaces ASA Class B	186,168
		28,254,651
	Portugal — 0.5%
536,228	Banco Comercial Portugues SA Class R	416,368
228,482	Galp Energia SGPS SA	4,179,987
383,117	Jeronimo Martins SGPS SA	9,667,711
1,703,426	Sonae SGPS SA	2,416,603
		16,680,669
	Russia — 0.0%
3,792,080	Gazprom PJSC(c)(d)(e)	—
843,000	GMK Norilskiy Nickel PAO*(c)(d)(e)	—
113,778	LUKOIL PJSC(c)(d)(e)	—
18,119	Novatek PJSC(c)(d)(e)	—
169,349	Rosneft Oil Co. PJSC(c)(d)(e)	—
1,092,670	Sberbank of Russia PJSC(c)(d)(e)	—
296,674	Tatneft PJSC(c)(d)(e)	—
		0
	Singapore — 0.7%
126,600	ComfortDelGro Corp. Ltd.	142,163
390,100	Genting Singapore Ltd.	219,122
16,364	Hafnia Ltd.	81,792
122,300	Jardine Cycle & Carriage Ltd.(a)	2,341,377
72,600	Keppel Ltd.	423,425
159,200	Netlink NBN Trust(f)	110,001
51,400	SATS Ltd.	122,817
45,927	Sea Ltd., ADR*	7,345,564
84,300	Singapore Airlines Ltd.(a)	461,649
330,900	Singapore Exchange Ltd.	3,864,078
111,400	Singapore Technologies Engineering Ltd.	681,522
1,904,400	Singapore Telecommunications Ltd.	5,713,143
16,776	STMicroelectronics NV(b)	508,710
13,408	STMicroelectronics NV(b)	408,500
116,500	United Overseas Bank Ltd.	3,295,078
15,500	Venture Corp. Ltd.	138,897
		25,857,838
	South Africa — 0.0%
1,003,000	Old Mutual Ltd.(a)	679,179
	South Korea — 0.7%
84,300	Doosan Bobcat, Inc.	3,637,201
1,496	Hyundai Mobis Co. Ltd.	317,386
109,837	Kia Corp.	7,864,222
184,397	Samsung Electronics Co. Ltd.	8,175,174
9,842	Samsung Fire & Marine Insurance Co. Ltd.	3,167,351
55,600	SK Telecom Co. Ltd.	2,335,434
		25,496,768
46See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Spain — 3.4%
13,346	ACS Actividades de Construccion y Servicios SA(a)	923,610
34,554	Aena SME SA 144A	919,165
148,616	Amadeus IT Group SA	12,528,882
384,863	Banco Bilbao Vizcaya Argentaria SA	5,898,622
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	743,093
336,312	Banco de Sabadell SA	1,067,225
3,736,291	Banco Santander SA	30,823,478
102,501	Banco Santander SA, ADR	850,758
868,467	Bankinter SA(a)	11,296,777
2,593,922	CaixaBank SA	22,394,868
98,952	Cellnex Telecom SA* 144A	3,840,166
5,838	Fluidra SA(a)	145,296
820,690	Iberdrola SA	15,721,582
7,958	Indra Sistemas SA	345,374
60,876	Industria de Diseno Textil SA	3,161,171
1,222,320	Mapfre SA(a)	4,979,272
740,618	Repsol SA(a)	10,811,379
294,256	Unicaja Banco SA 144A	692,974
		127,143,692
	Sweden — 2.2%
17,313	Alfa Laval AB	723,938
283,422	Assa Abloy AB Class B	8,797,915
64,366	Atlas Copco AB Class B	910,408
208,714	Betsson AB Class B	4,379,944
170,592	Epiroc AB Class A	3,685,320
8,936	Evolution AB 144A	705,514
13,422	Getinge AB Class B	267,396
107,429	H & M Hennes & Mauritz AB Class B (a)	1,500,474
9,305	Hemnet Group AB	270,175
6,460	Industrivarden AB Class A	232,811
71,592	Industrivarden AB Class C	2,568,847
297,541	Investor AB Class B	8,741,275
6,264	L E Lundbergforetagen AB Class B	310,171
29,594	Loomis AB	1,235,382
20,070	Sectra AB Class B	738,427
297,600	Securitas AB Class B	4,420,713
87,592	Skandinaviska Enskilda Banken AB Class A	1,518,633
168,700	SKF AB Class B	3,846,546
277,334	Svenska Cellulosa AB SCA Class B	3,580,766
78,189	Svenska Handelsbanken AB Class A	1,038,039
287,398	Swedbank AB Class A	7,558,969
182,545	Tele2 AB Class B	2,648,767
250,056	Telefonaktiebolaget LM Ericsson, ADR	2,120,475
782,061	Telefonaktiebolaget LM Ericsson Class B	6,653,688
882,835	Telia Co. AB	3,164,743
1,631	Truecaller AB Class B	11,492
284,900	Volvo AB Class B	7,940,697
		79,571,525
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Switzerland — 4.4%
308,046	ABB Ltd.(b)	18,356,508
20,306	ABB Ltd.(b)	1,208,212
6,656	Accelleron Industries AG	468,020
40,770	Adecco Group AG	1,208,076
107,200	Avolta AG	5,815,201
1,838	Belimo Holding AG	1,872,994
4,757	Cembra Money Bank AG	597,139
200	Chocoladefabriken Lindt & Spruengli AG	3,354,332
70,295	Cie Financiere Richemont SA Class A	13,251,690
1,143	dormakaba Holding AG	1,043,713
67,188	DSM-Firmenich AG	7,119,256
1,230	Flughafen Zurich AG	349,824
66,409	Galderma Group AG	9,643,858
1,645	Geberit AG	1,292,399
120,350	Julius Baer Group Ltd.	8,094,868
1,261	Kardex Holding AG	438,894
11,959	Landis & Gyr Group AG(a)	837,780
5,017	Logitech International SA(b)	451,901
5,844	Logitech International SA(b)	526,720
25,356	Lonza Group AG	18,058,981
191,130	On Holding AG Class A *	9,948,317
216,649	Sandoz Group AG	11,865,693
14,935	Schindler Holding AG	5,545,129
14,840	Sika AG	4,014,175
15,786	Sonova Holding AG	4,700,417
132,193	Sportradar Group AG Class A *	3,711,979
4,989	Sunrise Communications AG Class A	280,859
3,173	Swatch Group AG(a)	106,594
19,942	Swatch Group AG Bearer Shares (a)	3,244,206
664	Swissquote Group Holding SA	375,939
5,418	Temenos AG	386,948
493,206	UBS Group AG(b)	16,704,534
59,066	UBS Group AG*(b)	1,997,612
7,669	Zurich Insurance Group AG	5,360,600
		162,233,368
	Taiwan — 0.9%
424,000	ASE Technology Holding Co. Ltd.	2,124,305
971,000	Chipbond Technology Corp.	1,778,561
413,000	Hon Hai Precision Industry Co. Ltd.	2,264,215
314,000	Taiwan Semiconductor Manufacturing Co. Ltd.	11,337,286
67,676	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,327,937
1,296,000	United Microelectronics Corp.	1,964,767
		34,797,071
	Turkey — 0.1%
1,439,800	Coca-Cola Icecek AS	1,790,107
12,214	Eldorado Gold Corp.*	248,433
		2,038,540
48See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — 10.1%
110,100	3i Group PLC	6,217,548
13,543	Admiral Group PLC	606,921
4,483	AJ Bell PLC	31,381
17,653	Allfunds Group PLC	135,022
162,841	Associated British Foods PLC	4,592,986
86,460	AstraZeneca PLC(b)	12,037,313
14,720	AstraZeneca PLC(b)	2,057,136
52,604	Auto Trader Group PLC 144A	594,729
705,114	Aviva PLC	5,984,608
403,600	B&M European Value Retail SA	1,502,461
15,031	Babcock International Group PLC	236,316
515,877	Balfour Beatty PLC	3,694,408
7,969,133	Barclays PLC	36,848,677
558,142	Barclays PLC, ADR	10,375,860
9,364	Bodycote PLC	75,008
45,200	British American Tobacco PLC(b)	2,135,385
22,650	British American Tobacco PLC(b)	1,071,603
3,844	British American Tobacco PLC, ADR	181,937
1,848,090	BT Group PLC(a)	4,907,483
1,899,300	Centrica PLC	4,205,387
19,624	Chemring Group PLC	152,129
533,500	CK Hutchison Holdings Ltd.	3,293,383
388,905	Compass Group PLC	13,150,204
48,721	Croda International PLC	1,955,154
374,110	Diageo PLC	9,394,419
30,647	Diageo PLC, ADR	3,090,443
749,178	Direct Line Insurance Group PLC	3,148,161
456,268	Drax Group PLC	4,333,590
298,569	Hiscox Ltd.	5,136,177
556,400	HSBC Holdings PLC	6,725,080
96,534	IG Group Holdings PLC	1,408,525
421,387	IMI PLC	12,095,109
229,500	Imperial Brands PLC	9,044,958
84,237	Informa PLC	930,436
9,293	InterContinental Hotels Group PLC	1,059,299
48,605	Intertek Group PLC	3,157,990
523,700	J Sainsbury PLC	2,079,809
10,212	JET2 PLC	258,241
1,751,120	Kingfisher PLC	6,985,280
19,121	Lancashire Holdings Ltd.	150,696
320,213	Legal & General Group PLC	1,117,459
19,146,492	Lloyds Banking Group PLC	20,129,266
592,819	Lloyds Banking Group PLC, ADR	2,519,481
189,218	London Stock Exchange Group PLC	27,601,944
607,951	Man Group PLC	1,409,142
422,100	Marks & Spencer Group PLC	2,049,968
393,300	Mitchells & Butlers PLC*	1,544,643
32,159	MONY Group PLC	97,501
4,678,471	NatWest Group PLC	32,794,758
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
421,633	Paragon Banking Group PLC	5,455,399
568,456	QinetiQ Group PLC	4,020,180
102,817	Reckitt Benckiser Group PLC	6,982,606
501,236	RELX PLC(b)	27,143,901
95,079	RELX PLC(b)	5,125,541
39,924	Rightmove PLC	431,843
482,453	Rolls-Royce Holdings PLC	6,399,259
287,132	Sage Group PLC	4,926,497
69,007	Serco Group PLC	191,056
552,115	Smith & Nephew PLC	8,422,492
37,496	Spirax Group PLC	3,060,581
114,695	Standard Chartered PLC(b)	1,897,603
10,600	Standard Chartered PLC(b)	177,069
1,391,600	Tesco PLC	7,652,970
50,139	TP ICAP Group PLC	187,280
8,111	Vesuvius PLC	43,628
5,764,678	Vodafone Group PLC	6,145,851
1,209,680	Vodafone Group PLC, ADR	12,895,189
		375,464,359
	United States — 9.1%
26,388	Adobe, Inc.*	10,208,990
54,741	Agilent Technologies, Inc.	6,459,985
59,027	Alcon AG	5,223,935
836,623	BP PLC	4,166,466
11,725	Cadence Design Systems, Inc.*	3,613,059
5,906	Carnival PLC, ADR*	150,662
921	Charter Communications, Inc. Class A *	376,514
18,840	Chipotle Mexican Grill, Inc.*	1,057,866
773,143	Comcast Corp. Class A	27,593,474
220,013	CRH PLC	20,197,193
51,550	CSL Ltd.	8,090,998
2,562	CyberArk Software Ltd.*	1,042,427
18,028	Dollar General Corp.	2,062,043
17,102	Electronic Arts, Inc.	2,731,189
574,739	Experian PLC	29,558,945
17,066	Ferrovial SE(a)	906,760
232,220	GFL Environmental, Inc.	11,717,821
626,004	GSK PLC	11,913,360
5,157,827	Haleon PLC	26,492,580
172,150	JBS NV, BDR*	2,466,878
303,984	Kenvue, Inc.	6,362,385
11,504	Lowe's Cos., Inc.	2,552,393
6,577	MDA Space Ltd.*	169,233
18,480	Merck & Co., Inc.	1,462,877
15,962	Meta Platforms, Inc. Class A	11,781,393
157,600	Novartis AG	19,004,592
45,590	Reliance Worldwide Corp. Ltd.	122,514
93,100	Roche Holding AG	30,337,862
50See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	United States — continued
46,400	Sanofi SA	4,473,921
126,808	Schneider Electric SE	33,696,661
311,200	Shell PLC	10,887,040
155,300	Signify NV 144A	4,189,905
9,271	Spotify Technology SA*	7,114,009
56,700	Swiss Re AG	9,808,040
238,924	Tenaris SA	4,447,135
47,651	Verizon Communications, Inc.	2,061,859
80,388	Walt Disney Co.	9,968,916
6,834	Waters Corp.*	2,385,339
		336,857,219
	Zambia — 0.0%
41,123	First Quantum Minerals Ltd.*	729,033
	TOTAL COMMON STOCKS (COST $2,772,336,305)	3,509,640,027
	INVESTMENT COMPANIES — 0.4%
	United States — 0.4%
22,703	iShares Core MSCI EAFE ETF	1,895,247
100,474	iShares MSCI EAFE ETF	8,981,371
3,309	iShares MSCI Eurozone ETF	196,720
61,006	Vanguard FTSE Developed Markets ETF	3,477,952
	TOTAL INVESTMENT COMPANIES (COST $12,725,664)	14,551,290

	PREFERRED STOCKS — 0.3%
	Germany — 0.3%
8,471	Porsche Automobil Holding SE, 5.68%	334,726
93,332	Volkswagen AG, 7.09%	9,821,105
		10,155,831
	TOTAL PREFERRED STOCKS (COST $17,791,181)	10,155,831

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 1.5%
	Mutual Fund - Securities Lending Collateral — 1.5%
54,655,973	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(g)(h)	54,655,973
	TOTAL SHORT-TERM INVESTMENT (COST $54,655,973)	54,655,973
	TOTAL INVESTMENTS — 97.0% (Cost $2,857,509,123)	3,589,003,121
	Other Assets and Liabilities (net) — 3.0%	111,827,451
	NET ASSETS — 100.0%	$3,700,830,572

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Securities are traded on separate exchanges for the same entity.
(c)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(d)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at June 30, 2025 was $29,569,045.

(e)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate cost of these securities held at June 30, 2025 was $29,569,045.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)	The rate disclosed is the 7-day net yield as of June 30, 2025.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $98,844,038 which represents 2.7% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
754	MSCI EAFE Index	Sep 2025	$101,100,090	$842,499

Abbreviations
ADR	—	American Depository Receipt
BDR	—	Brazilian Depositary Receipt
CVA	—	Certificaten Van Aandelen
ETF	—	Exchange-traded fund
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
52See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	26.8
Consumer, Non-cyclical	16.0
Industrial	15.0
Consumer, Cyclical	10.9
Technology	8.3
Basic Materials	6.5
Communications	6.1
Energy	3.5
Utilities	2.0
Investment Companies	0.4
Diversified	0.0*
Short-Term Investment	1.5
Other Assets and Liabilities (net)	3.0
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2025 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 98.3%
		Asset Backed Securities — 10.2%
160,592		ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, due 12/29/30 144A	157,703
1,800,000		Affirm Master Trust, Series 2025-1A, Class A, 4.99%, due 02/15/33 144A	1,814,795
148,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	143,090
221,000		Aligned Data Centers Issuer LLC, Series 2023-2A, Class A2, 6.50%, due 11/16/48 144A	225,593
209,486		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	207,511
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	392,540
700,000		AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, due 12/18/28	714,680
800,000		AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C, 6.00%, due 07/18/29	822,412
1,528,648		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,476,438
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,712,254
181,000		AMSR Trust, Series 2025-SFR1, Class A, 3.66%, due 06/17/42 144A	172,919
4,000,000	EUR	Anchorage Capital Europe CLO 6 DAC, Series 6A, Class AR, 3.99% (3 mo. EURIBOR + 1.75%), due 01/22/38(b) 144A	4,705,905
95,694		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	88,141
500,062		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	477,523
3,163,000		Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, due 12/20/30 144A	3,237,987
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 3.14% (3 mo. EURIBOR + 0.98%), due 07/25/35(b) 144A	2,933,743
1,248,030	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 2.88% (3 mo. EURIBOR + 0.60%), due 04/15/31(b) 144A	1,451,628
1,131,363		BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, due 04/25/54(c) 144A	1,143,102
881,499	EUR	Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-2A, Class AR1, 2.89% (3 mo. EURIBOR + 0.75%), due 11/15/31(b) 144A	1,032,992
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	306,697
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	295,141
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	392,576
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	196,369
407,452		CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	403,165
393,943		CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	379,211
304,000		CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, due 06/20/50 144A	306,533
383,839		CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	357,054
287,737		CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	264,167
282,945		CLI Funding VIII LLC, Series 2022-1A, Class A, 2.72%, due 01/18/47 144A	258,732
295,000		Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.25%, due 02/25/49 144A	296,708
328,000		Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.32%, due 05/25/50 144A	332,929
199,000		Compass Datacenters Issuer III LLC, Series 2025-2A, Class A2, 5.84%, due 02/25/50 144A	201,664
235,000		Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, 6.00%, due 05/20/55 144A	242,907
2,250,000		Crown City CLO I, Series 2020-1A, Class A1AR, 5.72% (3 mo. USD Term SOFR + 1.45%), due 07/20/34(b) 144A	2,251,321
1,578,732	EUR	CVC Cordatus Loan Fund VII DAC, Series 7A, Class ARR, 2.61% (3 mo. EURIBOR + 0.63%), due 09/15/31(b) 144A	1,851,257
457,000		CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 04/20/48 144A	446,363
54See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
449,000		CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.50%, due 05/20/49 144A	437,827
278,000		DataBank Issuer LLC, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	271,995
258,772		DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, due 11/20/47 144A	256,307
152,000		Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	143,703
1,419,355		Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.12%, due 07/25/48 144A	1,415,089
389,972		Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	364,499
338,207		Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	323,640
402,060		Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	376,408
531,000		FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	512,187
300,000		Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	296,606
242,000		Frontier Issuer LLC, Series 2024-1, Class C, 11.16%, due 06/20/54 144A	272,079
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, due 01/16/29	510,507
700,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class B, 6.16%, due 04/16/29	723,290
500,000		GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class C, 6.41%, due 05/16/29	517,985
160,000		GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, due 12/11/36 144A	163,736
2,973,000		GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, due 06/15/30 144A	3,065,393
180,307		Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	179,532
387,012		Golub Capital Partners ABS Funding Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	385,087
5,000,000	EUR	Harvest CLO XXXII DAC, Series 32A, Class A, 3.61% (3 mo. EURIBOR + 1.45%), due 07/25/37(b) 144A	5,885,392
402,000		HI-FI Music IP Issuer LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	392,999
167,000		Hotwire Funding LLC, Series 2024-1A, Class A2, 5.89%, due 06/20/54 144A	169,685
3,750,000	EUR	ICG Euro CLO DAC, Series 2023-1A, Class AR, 3.68% (3 mo. EURIBOR + 1.25%), due 10/19/38(b) 144A	4,397,534
1,480,665	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 2.93% (3 mo. EURIBOR + 0.65%), due 07/15/31(b) 144A	1,729,486
431,261		Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, due 09/17/41 144A	420,593
263,340		Jersey Mike's Funding LLC, Series 2024-1A, Class A2, 5.64%, due 02/15/55 144A	268,269
1,276,486		JP Morgan Mortgage Trust, Series 2024-HE3, Class A1, 5.50% (SOFR 30-day average + 1.20%), due 02/25/55(b) 144A	1,274,850
2,000,000		Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 5.66% (3 mo. USD Term SOFR + 1.38%), due 07/17/34(b) 144A	2,001,900
195,000		MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.56%, due 04/20/53 144A	199,799
59,839		Navient Student Loan Trust, Series 2020-2A, Class A1A, 1.32%, due 08/26/69 144A	52,628
617,280		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	578,194
198,338		Neighborly Issuer LLC, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	184,281
117,201		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.62% (1 mo. USD Term SOFR + 0.83%), due 10/25/33(b) 144A	118,421
506,000		New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	476,802
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
474,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	435,291
4,750,000	NGC Ltd., Series 2024-1A, Class A1, 5.87% (3 mo. USD Term SOFR + 1.60%), due 07/20/37(b) 144A	4,766,088
52,232	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	51,012
1,994,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, due 02/15/29 144A	2,014,938
1,509,592	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.77%, due 06/05/54 144A	1,533,851
1,543,163	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27 144A	1,501,195
3,115,697	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00%, due 06/17/41 144A	2,940,881
224,000	Progress Residential Trust, Series 2025-SFR1, Class A, 3.40%, due 02/17/42(c) 144A	212,442
298,000	Progress Residential Trust, Series 2025-SFR2, Class A, 3.31%, due 04/17/42 144A	280,832
749,900	RCKT Mortgage Trust, Series 2024-CES3, Class A1A, 6.59%, due 05/25/44(d) 144A	760,212
3,800,000	Regatta 31 Funding Ltd., Series 2025-1A, Class A1, 5.40% (3 mo. USD Term SOFR + 1.17%), due 03/25/38(b) 144A	3,802,261
2,000,000	Regatta XII Funding Ltd., Series 2019-1A, Class ARR, 5.65% (3 mo. USD Term SOFR + 1.39%), due 10/15/37(b) 144A	2,006,138
1,057	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 5.43%, due 08/25/35(c)	1,055
433,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, due 09/15/48 144A	429,868
302,000	RIN II Ltd., Series 2019-1A, Class AR, 5.74% (3 mo. USD Term SOFR + 1.48%), due 01/15/38(b) 144A	302,808
331,000	RIN XII LLC, Series 2025-1A, Class A1, 5.63% (3 mo. USD Term SOFR + 1.30%), due 04/15/38(b) 144A	330,784
96,434	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	96,299
200,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, due 05/15/30	201,191
600,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, due 11/15/30	609,870
900,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, due 12/15/31	923,673
400,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class B, 5.98%, due 04/16/29	407,023
100,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, due 03/17/31	103,587
500,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 03/15/30	506,021
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.84%, due 06/17/30	511,576
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class C, 5.64%, due 08/15/30	1,021,283
1,000,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	1,004,740
2,100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class C, 5.04%, due 03/17/31	2,125,458
2,700,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, due 05/15/31	2,735,821
3,170,246	SBA Small Business Investment Cos., Series 2024-10A, Class 1, 5.04%, due 03/10/34	3,239,651
131,338	Servpro Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, due 01/25/54 144A	135,526
39,228	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07%, due 01/15/53 144A	35,347
400,565	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.24%, due 03/15/56 144A	407,948
455,433	SMB Private Education Loan Trust, Series 2024-E, Class A1A, 5.09%, due 10/16/56 144A	460,464
363,537	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	356,066
363,825	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	332,706
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	2,127,439
129,350	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 07/30/54 144A	131,800
4,035,720	Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, due 07/30/54 144A	4,145,995
441,780	Subway Funding LLC, Series 2024-3A, Class A23, 5.91%, due 07/30/54 144A	438,645
56See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
163,945	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	159,975
200,000	Switch ABS Issuer LLC, Series 2024-2A, Class A2, 5.44%, due 06/25/54 144A	201,763
386,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, due 03/25/55 144A	381,403
222,381	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	200,134
4,000,000	Tikehau U.S. CLO IV Ltd., Series 2023-1A, Class A1, 6.46% (3 mo. USD Term SOFR + 2.20%), due 07/15/34(b) 144A	4,008,480
908,871	Towd Point Mortgage Trust, Series 2024-CES3, Class A1, 6.29%, due 05/25/64(d) 144A	918,092
909,605	Towd Point Mortgage Trust, Series 2024-CES4, Class A1, 5.12%, due 09/25/64(c) 144A	906,237
837,806	Towd Point Mortgage Trust, Series 2025-CRM1, Class A1, 5.80%, due 01/25/65(c) 144A	844,451
4,014,221	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10%, due 07/17/40 144A	4,049,278
1,397,596	Tricon Residential Trust, Series 2025-SFR1, Class A, 5.41% (1 mo. USD Term SOFR + 1.10%), due 03/17/42(b) 144A	1,398,437
391,140	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	363,861
213,343	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	195,077
872,089	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	839,861
591,088	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	568,497
746,340	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	712,677
281,581	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	270,505
246,336	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	233,891
695,920	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	580,688
2,378,562	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,259,105
2,063,860	U.S. Small Business Administration, Series 2022-25J, Class 1, 5.04%, due 10/01/47	2,091,619
1,659,529	U.S. Small Business Administration, Series 2023-25D, Class 1, 4.48%, due 04/01/48	1,632,953
1,274,387	U.S. Small Business Administration, Series 2023-25L, Class 1, 5.28%, due 12/01/48	1,304,093
1,791,119	U.S. Small Business Administration, Series 2024-25D, Class 1, 5.38%, due 04/01/49	1,841,336
249,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 04/20/55 144A	255,189
335,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	314,749
409,962	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	387,774
512,349	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	505,746
1,812,234	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,668,886
1,385,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, due 09/19/39 144A	1,392,455
136,200	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	129,963
250,000	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 06/15/50 144A	253,429
277,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.86%, due 12/05/54 144A	282,766
144,583	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	143,481
249,287	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	230,784
254,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.65%, due 03/20/55 144A	259,907
		136,275,780
	Corporate Debt — 31.9%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	219,371
65,000	AbbVie, Inc., 4.05%, due 11/21/39	57,003
130,000	AbbVie, Inc., 4.70%, due 05/14/45	116,622
445,000	AbbVie, Inc., 4.75%, due 03/15/45	401,292
155,000	AbbVie, Inc., 5.05%, due 03/15/34	157,874
500,000	AbbVie, Inc., 5.40%, due 03/15/54	486,529
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,212,798
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	292,978
315,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	235,440
2,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	2,144,217
1,140,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,033,468
211,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (5 yr. CMT + 2.44%), due 01/31/56(b)	211,864
200,000	Aeropuertos Dominicanos Siglo XXI SA, 7.00%, due 06/30/34(e) 144A	208,333
247,440	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	226,727
370,000	Aetna, Inc., 4.75%, due 03/15/44	315,010
332,000	Air Canada Pass-Through Trust, 10.50%, due 07/15/26 144A	350,675
2,060,000	Air Lease Corp., 5.20%, due 07/15/31	2,106,141
200,000	Aker BP ASA, 3.10%, due 07/15/31 144A	178,703
150,000	Aker BP ASA, 3.75%, due 01/15/30 144A	142,880
2,082,000	Aker BP ASA, 4.00%, due 01/15/31 144A	1,978,492
150,000	Aker BP ASA, 5.80%, due 10/01/54 144A	136,900
85,000	Alcoa Nederland Holding BV, 7.13%, due 03/15/31 144A	89,265
655,000	Alexandria Real Estate Equities, Inc., 2.00%, due 05/18/32	544,159
870,000	Alexandria Real Estate Equities, Inc., 5.50%, due 10/01/35	880,272
424,860	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	312,868
461,000	Allied Universal Holdco LLC, 7.88%, due 02/15/31 144A	482,013
178,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.88%, due 06/15/30 144A	180,582
159,000	Ally Financial, Inc., 5.74% (SOFR + 1.96%), due 05/15/29(b)	161,864
255,000	Ally Financial, Inc., 6.18% (SOFR + 2.29%), due 07/26/35(b)	260,242
310,000	Ally Financial, Inc., 8.00%, due 11/01/31	353,138
141,000	Alpha Generation LLC, 6.75%, due 10/15/32 144A	145,443
143,000	AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	143,389
1,798,000	Amazon.com, Inc., 4.10%, due 04/13/62	1,411,122
260,000	Ambipar Lux SARL, 10.88%, due 02/05/33 144A	246,367
1,780,000	Ameren Illinois Co., 4.95%, due 06/01/33(e)	1,805,126
308,275	American Airlines Pass-Through Trust, 2.88%, due 01/11/36	272,223
287,112	American Airlines Pass-Through Trust, 3.15%, due 08/15/33	264,313
63,377	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	59,484
384,031	American Airlines Pass-Through Trust, 3.50%, due 08/15/33	347,754
170,814	American Airlines Pass-Through Trust, 3.60%, due 04/15/31	157,916
239,850	American Airlines Pass-Through Trust, 3.65%, due 08/15/30	232,236
99,327	American Airlines Pass-Through Trust, 3.85%, due 08/15/29	95,905
272,025	American Airlines Pass-Through Trust, 3.95%, due 01/11/32	256,890
210,945	American Airlines Pass-Through Trust, 4.00%, due 08/15/30	202,088
331,143	American Airlines Pass-Through Trust, 4.10%, due 07/15/29	320,510
250,000	American Airlines, Inc., 7.25%, due 02/15/28(e) 144A	255,481
184,000	American Electric Power Co., Inc., 5.63%, due 03/01/33	191,373
235,000	American Tower Corp., 5.55%, due 07/15/33	242,520
235,000	American Tower Corp., 5.65%, due 03/15/33	245,087
2,305,000	American Tower Trust #1, 5.49%, due 03/15/53 144A	2,345,582
419,000	Amgen, Inc., 5.25%, due 03/02/30	431,851
843,000	Amgen, Inc., 5.25%, due 03/02/33	863,546
435,000	Amgen, Inc., 5.65%, due 03/02/53	425,024
128,000	AmWINS Group, Inc., 6.38%, due 02/15/29 144A	130,542
58See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
686,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	629,318
265,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	263,188
240,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 02/01/32 144A	248,054
108,000	Antero Resources Corp., 5.38%, due 03/01/30 144A	108,759
331,000	Apollo Debt Solutions BDC, 6.70%, due 07/29/31	344,073
545,000	Apollo Debt Solutions BDC, 6.90%, due 04/13/29	569,144
1,000,000	Apple, Inc., 3.85%, due 08/04/46	810,033
1,526,000	AppLovin Corp., 5.13%, due 12/01/29	1,546,306
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	905,564
2,015,000	Aptiv Swiss Holdings Ltd., 3.25%, due 03/01/32(e)	1,804,324
875,000	Aptiv Swiss Holdings Ltd., 5.15%, due 09/13/34	845,076
148,000	ARES Capital Corp., 5.88%, due 03/01/29(e)	150,959
266,000	ARES Strategic Income Fund, 5.60%, due 02/15/30(e)	265,316
68,000	ARES Strategic Income Fund, 5.70%, due 03/15/28	68,572
359,000	ARES Strategic Income Fund, 5.80%, due 09/09/30 144A	360,366
234,000	ARES Strategic Income Fund, 6.20%, due 03/21/32	234,805
115,000	ARES Strategic Income Fund, 6.35%, due 08/15/29(e)	117,948
200,000	Aris Mining Corp., 8.00%, due 10/31/29 144A	204,217
148,000	Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	158,129
213,000	Arthur J Gallagher & Co., 5.55%, due 02/15/55	204,448
73,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	70,536
250,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	242,237
710,000	Ascension Health, 2.53%, due 11/15/29	662,202
150,000	Ascension Health, 3.11%, due 11/15/39	117,584
326,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29(e) 144A	326,758
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/32 144A	122,211
100,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 07/15/33 144A	101,516
2,050,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	1,770,159
200,000	Ashtead Capital, Inc., 5.50%, due 08/11/32 144A	202,683
367,000	Ashtead Capital, Inc., 5.55%, due 05/30/33 144A	370,841
2,200,000	AT&T, Inc., 2.25%, due 02/01/32	1,894,169
960,000	AT&T, Inc., 2.30%, due 06/01/27	926,049
728,000	AT&T, Inc., 2.75%, due 06/01/31	660,293
814,000	AT&T, Inc., 3.50%, due 06/01/41	639,020
627,000	AT&T, Inc., 3.55%, due 09/15/55	423,405
1,014,000	AT&T, Inc., 3.65%, due 09/15/59	680,844
554,000	AT&T, Inc., 4.50%, due 05/15/35(e)	528,155
234,000	Athene Global Funding, 4.72%, due 10/08/29 144A	233,597
208,000	Athene Global Funding, 5.32%, due 11/13/31 144A	209,813
185,000	Athene Holding Ltd., 3.50%, due 01/15/31	174,468
154,000	Athene Holding Ltd., 6.63% (5 yr. CMT + 2.61%), due 10/15/54(b)	151,983
195,459	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	206,492
250,000	Atlas Warehouse Lending Co. LP, 6.25%, due 01/15/30 144A	252,757
153,000	Atlassian Corp., 5.25%, due 05/15/29	157,148
320,000	AutoNation, Inc., 4.75%, due 06/01/30	318,354
1,939,000	Aviation Capital Group LLC, 6.38%, due 07/15/30 144A	2,058,792
246,000	BAE Systems PLC, 5.13%, due 03/26/29 144A	252,236
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
115,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 05/15/31 144A	119,634
175,000	Ball Corp., 3.13%, due 09/15/31(e)	157,158
400,000	Banco Santander SA, 5.54% (1 yr. CMT + 1.45%), due 03/14/30(b)	412,573
472,000	Banco Santander SA, 9.63% (5 yr. CMT + 5.30%)(b)(f)	551,637
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(b)	259,990
2,330,000	Bank of America Corp., 2.50% (3 mo. USD Term SOFR + 1.25%), due 02/13/31(b)	2,128,656
573,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(b)	523,991
3,897,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(b)	3,498,361
230,000	Bank of America Corp., 2.88% (3 mo. USD Term SOFR + 1.45%), due 10/22/30(b)	215,326
1,145,000	Bank of America Corp., 3.59% (3 mo. USD Term SOFR + 1.63%), due 07/21/28(b)	1,127,645
5,348,000	Bank of America Corp., 4.57% (SOFR + 1.83%), due 04/27/33(b)	5,264,336
1,575,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(b)	1,593,465
830,000	Bank of America Corp., 5.43% (SOFR + 1.91%), due 08/15/35(b)	830,092
561,000	Bank of America Corp., 6.63% (5 yr. CMT + 2.68%)(b)(f)	582,404
509,000	Bank of Montreal, 7.70% (5 yr. CMT + 3.45%), due 05/26/84(b)	526,858
203,000	Bank of New York Mellon Corp., 4.94% (SOFR + 0.89%), due 02/11/31(b)	207,348
400,000	Barclays PLC, 4.84% (SOFR + 1.34%), due 09/10/28(b)(e)	403,168
1,475,000	Barclays PLC, 4.94% (SOFR + 1.56%), due 09/10/30(b)	1,486,426
311,000	Barclays PLC, 5.37% (SOFR + 1.23%), due 02/25/31(b)	317,761
1,994,000	Barclays PLC, 6.49% (SOFR + 2.22%), due 09/13/29(b)	2,108,537
200,000	Barclays PLC, 7.63% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.69%)(b)(f)	201,359
452,000	Barclays PLC, 8.00% (5 yr. CMT + 5.43%)(b)(f)	475,245
156,000	BAT Capital Corp., 3.56%, due 08/15/27	153,546
1,970,000	BAT Capital Corp., 4.39%, due 08/15/37	1,762,593
605,000	Berkshire Hathaway Energy Co., 1.65%, due 05/15/31	515,665
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	90,688
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	615,833
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	527,405
296,000	Blackstone Private Credit Fund, 5.25%, due 04/01/30	293,508
243,000	Blackstone Private Credit Fund, 5.95%, due 07/16/29	247,734
272,000	Blackstone Private Credit Fund, 6.00%, due 01/29/32	273,626
238,000	Blackstone Private Credit Fund, 7.30%, due 11/27/28	253,918
254,000	Blackstone Secured Lending Fund, 5.35%, due 04/13/28	255,874
60,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, due 07/15/29 144A	62,657
269,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, due 07/15/32 144A	285,219
290,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	279,261
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	241,080
313,000	BNP Paribas SA, 5.50% (SOFR + 1.59%), due 05/20/30(b) 144A	321,488
180,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(b)(f) 144A	193,308
2,775,000	Boeing Co., 2.20%, due 02/04/26	2,732,081
325,000	Boeing Co., 3.95%, due 08/01/59	222,390
1,795,000	Boeing Co., 5.71%, due 05/01/40	1,774,578
620,000	Boeing Co., 6.53%, due 05/01/34	674,054
129,000	Booking Holdings, Inc., 4.63%, due 04/13/30	130,525
310,000	BPCE SA, 5.72% (SOFR + 1.96%), due 01/18/30(b) 144A	319,251
352,000	Braskem Netherlands Finance BV, 4.50%, due 01/31/30(e) 144A	273,067
54,821	British Airways Pass-Through Trust, 4.13%, due 03/20/33 144A	52,505
60See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
135,644	British Airways Pass-Through Trust, 4.25%, due 05/15/34 144A	130,379
61,194	British Airways Pass-Through Trust, 8.38%, due 11/15/28 144A	64,563
1,055,000	Brixmor Operating Partnership LP, 2.50%, due 08/16/31(e)	921,524
927,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	841,012
2,566,000	Broadcom, Inc., 4.11%, due 09/15/28(e)	2,556,239
151,000	Broadcom, Inc., 4.55%, due 02/15/32	149,659
1,847,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, due 01/30/32	1,571,534
374,000	Brookfield Finance, Inc., 6.30% (5 yr. CMT + 2.08%), due 01/15/55(b)	358,834
150,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29 144A	136,640
1,732,000	Brown & Brown, Inc., 5.25%, due 06/23/32	1,767,512
88,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, due 02/01/32 144A	87,287
278,000	Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	257,752
177,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	182,040
311,000	Builders FirstSource, Inc., 6.38%, due 03/01/34 144A	317,320
100,000	Builders FirstSource, Inc., 6.75%, due 05/15/35 144A	103,087
1,640,000	Bunge Ltd. Finance Corp., 2.75%, due 05/14/31(e)	1,485,193
385,000	Caesars Entertainment, Inc., 6.00%, due 10/15/32(e) 144A	377,815
149,000	Caesars Entertainment, Inc., 6.50%, due 02/15/32 144A	152,984
250,000	Calpine Corp., 3.75%, due 03/01/31(e) 144A	237,345
630,000	Canadian Natural Resources Ltd., 5.00%, due 12/15/29 144A	635,984
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(g)	519,221
845,000	Capital One Financial Corp., 5.88% (SOFR + 1.99%), due 07/26/35(b)	871,598
165,000	Capital Power U.S. Holdings, Inc., 5.26%, due 06/01/28 144A	167,268
271,000	Capital Power U.S. Holdings, Inc., 6.19%, due 06/01/35 144A	279,797
73,000	Capstone Copper Corp., 6.75%, due 03/31/33 144A	74,795
306,000	Carnival Corp., 5.88%, due 06/15/31 144A	311,929
707,000	CBRE Services, Inc., 4.80%, due 06/15/30	709,512
129,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	120,211
210,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	209,378
700,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	705,460
121,000	CDW LLC/CDW Finance Corp., 5.55%, due 08/22/34(e)	120,817
295,000	Cemex SAB de CV, 3.88%, due 07/11/31(e) 144A	272,195
260,000	Cemex SAB de CV, 5.20%, due 09/17/30(e) 144A	259,603
225,000	Cencora, Inc., 2.80%, due 05/15/30(e)	209,024
145,000	Cenovus Energy, Inc., 3.75%, due 02/15/52	98,588
215,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	191,070
311,000	Centene Corp., 3.00%, due 10/15/30	278,086
162,000	Centene Corp., 3.38%, due 02/15/30	149,326
72,000	CenterPoint Energy, Inc., 6.85% (5 yr. CMT + 2.95%), due 02/15/55(b)(e)	74,668
437,000	CenterPoint Energy, Inc., 7.00% (5 yr. CMT + 3.25%), due 02/15/55(b)	458,466
204,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	189,176
489,000	Champion Iron Canada, Inc., 7.88%, due 07/15/32(h) 144A	496,116
244,000	Charles Schwab Corp., 5.85% (SOFR + 2.50%), due 05/19/34(b)	259,295
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32(e)	139,284
636,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	567,340
120,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	82,426
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,818,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2,961,195
662,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	656,383
506,000	Cheniere Energy Partners LP, 4.00%, due 03/01/31	481,744
192,000	Cheniere Energy Partners LP, 5.55%, due 10/30/35(h) 144A	193,582
402,000	Cheniere Energy Partners LP, 5.95%, due 06/30/33	419,803
108,000	Cheniere Energy, Inc., 5.65%, due 04/15/34	110,663
185,000	CIMIC Finance USA Pty. Ltd., 7.00%, due 03/25/34 144A	197,195
238,000	Cimpress PLC, 7.38%, due 09/15/32 144A	227,469
525,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(b)	465,244
625,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	612,163
340,000	Citigroup, Inc., 3.67% (3 mo. USD Term SOFR + 1.65%), due 07/24/28(b)	334,753
1,840,000	Citigroup, Inc., 3.89% (3 mo. USD Term SOFR + 1.82%), due 01/10/28(b)	1,823,831
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(b)	435,429
1,959,000	Citigroup, Inc., 4.95% (SOFR + 1.46%), due 05/07/31(b)	1,981,864
1,350,000	Citigroup, Inc., 6.02% (SOFR + 1.83%), due 01/24/36(b)	1,387,051
465,000	Citigroup, Inc., 6.17% (SOFR + 2.66%), due 05/25/34(b)	486,962
53,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	49,595
248,000	Citizens Financial Group, Inc., 5.25% (SOFR + 1.26%), due 03/05/31(b)	251,378
598,000	Citizens Financial Group, Inc., 5.72% (SOFR + 1.91%), due 07/23/32(b)	618,867
180,000	Civitas Resources, Inc., 8.63%, due 11/01/30 144A	182,890
120,000	Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	127,819
200,000	Clue Opco LLC, 9.50%, due 10/15/31 144A	212,216
205,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 01/15/30 144A	209,823
438,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	442,072
205,000	CNO Financial Group, Inc., 6.45%, due 06/15/34	215,133
290,000	Columbia Pipelines Holding Co. LLC, 5.68%, due 01/15/34 144A	293,731
2,777,000	Columbia Pipelines Operating Co. LLC, 5.44%, due 02/15/35 144A	2,794,226
141,000	Columbia Pipelines Operating Co. LLC, 5.93%, due 08/15/30 144A	148,926
435,000	Columbia Pipelines Operating Co. LLC, 6.04%, due 11/15/33 144A	456,687
18,000	Comcast Corp., 2.89%, due 11/01/51	10,964
5,000	Comcast Corp., 3.97%, due 11/01/47	3,858
190,000	Comerica, Inc., 5.98% (SOFR + 2.16%), due 01/30/30(b)	194,661
200,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	195,538
1,670,000	CommonSpirit Health, 5.32%, due 12/01/34	1,674,922
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	277,943
738,000	ConocoPhillips Co., 5.50%, due 01/15/55	700,951
463,000	ConocoPhillips Co., 5.55%, due 03/15/54	442,960
148,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	147,373
95,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	74,952
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	300,727
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	333,685
86,000	Constellation Energy Generation LLC, 6.13%, due 01/15/34	92,676
183,000	Constellation Energy Generation LLC, 6.50%, due 10/01/53	196,639
1,155,000	Constellation Software, Inc., 5.16%, due 02/16/29 144A	1,175,270
232,000	Continental Resources, Inc., 2.88%, due 04/01/32 144A	195,157
221,000	Continental Resources, Inc., 4.90%, due 06/01/44	173,835
440,000	Continental Resources, Inc., 5.75%, due 01/15/31 144A	444,424
62See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,085,000	Corebridge Global Funding, 4.85%, due 06/06/30 144A	1,094,801
191,000	CoreWeave, Inc., 9.25%, due 06/01/30 144A	195,428
525,000	Corp. Andina de Fomento, 5.00%, due 01/24/29	539,283
439,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	397,324
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	849,267
2,063,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	2,031,596
627,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	584,428
435,000	Credit Agricole SA, 6.32% (SOFR + 1.86%), due 10/03/29(b) 144A	457,282
310,000	CSN Resources SA, 4.63%, due 06/10/31 144A	244,289
635,000	CVS Health Corp., 4.78%, due 03/25/38	583,146
130,000	CVS Health Corp., 5.13%, due 07/20/45(e)	115,228
835,653	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	842,529
389,580	CVS Pass-Through Trust, 6.94%, due 01/10/30	402,233
1,210,329	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,267,836
337,000	Danske Bank AS, 5.02% (1 yr. CMT + 0.93%), due 03/04/31(b) 144A	340,935
214,000	DaVita, Inc., 4.63%, due 06/01/30 144A	205,182
115,000	Dcli Bidco LLC, 7.75%, due 11/15/29 144A	116,587
67,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	64,775
443,000	Dell International LLC/EMC Corp., 5.30%, due 04/01/32	452,956
602,000	Dell International LLC/EMC Corp., 5.40%, due 04/15/34	613,336
1,015,092	Delta Air Lines Pass-Through Trust, 2.00%, due 12/10/29	955,835
201,000	Delta Air Lines, Inc., 4.38%, due 04/19/28	200,060
490,000	Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	441,211
279,000	Deutsche Bank AG, 5.30% (SOFR + 1.72%), due 05/09/31(b)	283,434
460,000	Deutsche Bank AG, 5.37% (SOFR + 1.21%), due 01/10/29(b)	468,189
292,000	Deutsche Bank AG, 6.82% (SOFR + 2.51%), due 11/20/29(b)	311,639
1,900,000	Diamondback Energy, Inc., 6.25%, due 03/15/33	2,024,427
224,000	Dominion Energy, Inc., 3.38%, due 04/01/30	212,963
280,000	Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	294,704
149,000	Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)	160,239
711,000	DT Midstream, Inc., 4.38%, due 06/15/31 144A	681,312
127,000	DT Midstream, Inc., 5.80%, due 12/15/34 144A	129,446
623,494	DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	613,008
2,038,000	DTE Energy Co., 5.85%, due 06/01/34	2,133,022
411,000	Duke Energy Carolinas LLC, 3.95%, due 03/15/48	321,183
416,000	Duke Energy Corp., 5.75%, due 09/15/33	437,200
435,000	Duke Energy Florida LLC, 3.40%, due 10/01/46	313,040
1,525,000	Duke Energy Indiana LLC, 5.25%, due 03/01/34	1,560,148
1,210,000	DuPont de Nemours, Inc., 4.73%, due 11/15/28	1,228,880
120,000	DuPont de Nemours, Inc., 5.42%, due 11/15/48	121,003
428,000	Ecopetrol SA, 6.88%, due 04/29/30(e)	424,455
790,000	Ecopetrol SA, 8.63%, due 01/19/29	835,897
575,000	Edison International, 5.25%, due 11/15/28	569,367
222,000	Efesto Bidco SpA Efesto U.S. LLC, 7.50%, due 02/15/32 144A	224,972
449,000	Electricite de France SA, 5.65%, due 04/22/29(e) 144A	466,005
373,000	Electricite de France SA, 9.13% (5 yr. CMT + 5.41%)(b)(f) 144A	421,649
15,000	Elevance Health, Inc., 5.10%, due 01/15/44	13,860
353,000	Embraer Netherlands Finance BV, 7.00%, due 07/28/30(e) 144A	381,358
355,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/30 144A	363,315
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
357,000	Enact Holdings, Inc., 6.25%, due 05/28/29	370,631
319,000	Enbridge, Inc., 5.50% (3 mo. USD Term SOFR + 3.68%), due 07/15/77(b)	316,911
446,000	Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)	445,231
308,000	Enbridge, Inc., 6.25% (3 mo. USD Term SOFR + 3.90%), due 03/01/78(b)	309,757
182,000	Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	203,088
189,000	Endo Finance Holdings, Inc., 8.50%, due 04/15/31 144A	200,304
115,000	Energean Israel Finance Ltd., 5.38%, due 03/30/28(i)	109,789
172,000	Energean Israel Finance Ltd., 5.88%, due 03/30/31(i)	158,971
367,000	Energy Transfer LP, 5.15%, due 03/15/45	323,752
150,000	Energy Transfer LP, 5.30%, due 04/01/44	134,502
590,000	Energy Transfer LP, 5.30%, due 04/15/47	520,913
573,000	Energy Transfer LP, 5.40%, due 10/01/47	510,820
1,958,000	Energy Transfer LP, 5.60%, due 09/01/34	1,989,556
120,000	Energy Transfer LP, 6.40%, due 12/01/30	129,372
670,000	Energy Transfer LP, 6.50% (5 yr. CMT + 5.69%)(b)(f)	674,669
65,000	Energy Transfer LP, 6.55%, due 12/01/33	70,560
1,320,000	Energy Transfer LP, 7.13% (5 yr. CMT + 5.31%)(b)(f)	1,347,936
110,000	Enova International, Inc., 9.13%, due 08/01/29 144A	115,884
2,445,000	Entergy Louisiana LLC, 4.00%, due 03/15/33	2,305,964
1,450,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	1,305,045
653,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD Term SOFR + 3.29%), due 08/16/77(b)	647,722
184,000	EQT Corp., 6.38%, due 04/01/29 144A	189,853
25,000	EQT Corp., 7.50%, due 06/01/27 144A	25,461
114,000	EQT Corp., 7.50%, due 06/01/30 144A	125,343
205,000	Eskom Holdings SOC Ltd., 6.35%, due 08/10/28 144A	207,434
2,050,000	Eversource Energy, 2.90%, due 03/01/27	2,000,762
1,416,000	Exelon Corp., 3.35%, due 03/15/32	1,308,491
1,478,000	Exelon Corp., 5.10%, due 06/15/45	1,345,674
206,000	Exelon Corp., 5.13%, due 03/15/31	211,163
92,000	Exelon Corp., 6.50% (5 yr. CMT + 1.98%), due 03/15/55(b)	93,647
378,000	Expand Energy Corp., 4.75%, due 02/01/32	367,815
1,000,000	Fairfax Financial Holdings Ltd., 5.63%, due 08/16/32	1,027,906
675,000	Fairfax Financial Holdings Ltd., 6.00%, due 12/07/33	704,457
2,378,000	Ferguson Finance PLC, 3.25%, due 06/02/30 144A	2,241,094
1,130,000	Ferguson Finance PLC, 4.50%, due 10/24/28 144A	1,128,516
142,000	Fifth Third Bancorp, 4.77% (SOFR + 2.13%), due 07/28/30(b)	142,916
230,000	Fifth Third Bancorp, 5.63% (SOFR + 1.84%), due 01/29/32(b)	239,424
264,000	Fifth Third Bancorp, 7.59% (3 mo. USD Term SOFR + 3.29%)(b)(f)	266,253
350,000	First Citizens BancShares, Inc., 5.23% (SOFR + 1.41%), due 03/12/31(b)	351,937
207,000	First Horizon Corp., 5.51% (SOFR + 1.77%), due 03/07/31(b)	210,030
200,000	First Quantum Minerals Ltd., 8.63%, due 06/01/31(e) 144A	207,749
235,000	FirstEnergy Corp., 2.65%, due 03/01/30	215,876
2,365,000	Florida Power & Light Co., 2.45%, due 02/03/32(e)	2,086,731
178,000	Flowserve Corp., 3.50%, due 10/01/30	166,189
200,000	Flutter Treasury DAC, 6.38%, due 04/29/29 144A	206,135
186,000	Ford Motor Co., 3.25%, due 02/12/32	156,886
1,560,000	Ford Motor Credit Co. LLC, 2.90%, due 02/10/29	1,418,953
350,000	Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	308,226
64See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,205,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	1,100,511
949,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	928,287
451,000	Ford Motor Credit Co. LLC, 5.80%, due 03/08/29	452,103
408,000	Ford Motor Credit Co. LLC, 6.05%, due 11/05/31	406,073
838,000	Ford Motor Credit Co. LLC, 6.13%, due 03/08/34	816,151
279,000	Ford Motor Credit Co. LLC, 7.12%, due 11/07/33	289,690
464,000	Foundry JV Holdco LLC, 5.88%, due 01/25/34 144A	471,945
1,075,000	Foundry JV Holdco LLC, 5.90%, due 01/25/33 144A	1,115,431
2,630,000	Foundry JV Holdco LLC, 6.15%, due 01/25/32 144A	2,769,591
275,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	279,472
613,000	Fresenius Medical Care U.S. Finance III, Inc., 2.38%, due 02/16/31 144A	530,482
140,000	Full House Resorts, Inc., 8.25%, due 02/15/28(e) 144A	136,132
207,000	GA Global Funding Trust, 5.20%, due 12/09/31 144A	207,474
165,000	Gap, Inc., 3.63%, due 10/01/29 144A	153,450
291,000	GCI LLC, 4.75%, due 10/15/28 144A	281,566
570,000	General Motors Co., 5.00%, due 04/01/35	539,033
3,111,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	2,896,293
495,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	435,136
978,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	915,565
982,000	General Motors Financial Co., Inc., 5.95%, due 04/04/34	996,483
878,000	General Motors Financial Co., Inc., 6.00%, due 01/09/28	904,581
161,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, due 05/15/32	167,538
198,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33	207,180
1,831,000	Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, due 06/04/29	1,896,151
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, due 10/01/29 144A	207,652
205,000	Georgia Power Co., 4.95%, due 05/17/33	206,677
2,471,000	Global Atlantic Fin Co., 3.13%, due 06/15/31 144A	2,196,344
1,497,000	Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	1,453,767
268,000	Global Atlantic Fin Co., 4.70% (5 yr. CMT + 3.80%), due 10/15/51(b) 144A	263,163
102,000	Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	106,445
327,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, due 01/15/32 144A	279,013
234,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, due 08/15/29(e) 144A	229,199
246,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	245,250
67,000	Global Partners LP/GLP Finance Corp., 7.13%, due 07/01/33 144A	67,988
187,000	Global Partners LP/GLP Finance Corp., 8.25%, due 01/15/32 144A	196,817
119,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, due 01/15/32	104,826
156,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/30	150,032
1,259,000	GLP Capital LP/GLP Financing II, Inc., 4.00%, due 01/15/31	1,187,945
200,000	GLP Capital LP/GLP Financing II, Inc., 5.38%, due 04/15/26	200,169
1,175,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	1,149,789
1,100,000	Goldman Sachs Group, Inc., 1.54% (SOFR + 0.82%), due 09/10/27(b)	1,062,310
2,059,000	Goldman Sachs Group, Inc., 2.62% (SOFR + 1.28%), due 04/22/32(b)	1,830,703
387,000	Goldman Sachs Group, Inc., 2.65% (SOFR + 1.26%), due 10/21/32(b)	342,072
2,331,000	Goldman Sachs Group, Inc., 3.80%, due 03/15/30	2,275,361
1,065,000	Goldman Sachs Group, Inc., 3.81% (3 mo. USD Term SOFR + 1.42%), due 04/23/29(b)	1,048,220
204,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	192,551
386,000	Gray Media, Inc., 10.50%, due 07/15/29(e) 144A	414,979
145,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	140,075
528,000	Harbour Energy PLC, 6.33%, due 04/01/35 144A	525,447
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
410,000	HCA, Inc., 4.38%, due 03/15/42	343,142
285,000	HCA, Inc., 5.45%, due 04/01/31	293,967
275,000	HCA, Inc., 7.75%, due 07/15/36	317,534
3,040,000	Healthpeak OP LLC, 1.35%, due 02/01/27	2,898,954
646,000	Healthpeak OP LLC, 3.25%, due 07/15/26	638,400
70,000	Hess Midstream Operations LP, 4.25%, due 02/15/30 144A	67,359
53,000	Hess Midstream Operations LP, 5.50%, due 10/15/30 144A	53,271
63,000	Hess Midstream Operations LP, 6.50%, due 06/01/29 144A	64,832
1,390,000	Hewlett Packard Enterprise Co., 4.45%, due 09/25/26	1,392,624
250,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	243,267
205,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	195,935
276,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 01/15/32 144A	280,458
387,000	Horizon Mutual Holdings, Inc., 6.20%, due 11/15/34 144A	381,164
24,000	Howard Midstream Energy Partners LLC, 7.38%, due 07/15/32 144A	25,259
137,000	HPS Corporate Lending Fund, 5.95%, due 04/14/32	136,372
1,704,000	HSBC Holdings PLC, 5.13% (SOFR + 1.29%), due 03/03/31(b)	1,727,204
217,000	Huntington Bancshares, Inc., 5.27% (SOFR + 1.28%), due 01/15/31(b)	222,404
128,000	Huntington Bancshares, Inc., 6.14% (5 yr. CMT + 1.70%), due 11/18/39(b)	130,639
164,000	Huntington Bancshares, Inc., 6.21% (SOFR + 2.02%), due 08/21/29(b)	172,117
100,000	Huntsman International LLC, 4.50%, due 05/01/29	94,912
200,000	Icon Investments Six DAC, 5.85%, due 05/08/29	207,570
216,000	IHS Holding Ltd., 7.88%, due 05/29/30 144A	217,220
377,000	IHS Holding Ltd., 8.25%, due 11/29/31(e) 144A	381,636
261,000	Iliad Holding SASU, 7.00%, due 04/15/32 144A	267,742
200,000	Iliad Holding SASU, 8.50%, due 04/15/31 144A	214,105
2,000,000	Imperial Brands Finance PLC, 5.50%, due 02/01/30 144A	2,062,597
242,000	ING Groep NV, 5.34% (SOFR + 1.44%), due 03/19/30(b)	248,215
200,000	ING Groep NV, 6.11% (SOFR + 2.09%), due 09/11/34(b)	212,699
170,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	163,319
152,000	IQVIA, Inc., 6.25%, due 02/01/29	158,968
76,000	Iron Mountain Information Management Services, Inc., 5.00%, due 07/15/32 144A	72,985
161,000	Iron Mountain, Inc., 5.25%, due 07/15/30 144A	158,915
226,000	Iron Mountain, Inc., 6.25%, due 01/15/33 144A	232,533
107,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	103,065
230,000	JB Poindexter & Co., Inc., 8.75%, due 12/15/31 144A	234,358
1,050,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, due 02/02/29	998,201
267,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.63%, due 01/15/32	244,460
65,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.75%, due 12/01/31	60,616
335,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.75%, due 04/01/33	344,563
93,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 04/20/35 144A	96,439
980,000	Jefferies Financial Group, Inc., 5.88%, due 07/21/28	1,016,583
300,000	Jefferies Financial Group, Inc., 6.20%, due 04/14/34	313,957
204,586	JetBlue Pass-Through Trust, 2.75%, due 11/15/33	179,522
91,000	JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	91,851
66See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
90,000	JH North America Holdings, Inc., 6.13%, due 07/31/32 144A	91,551
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	1,876,223
273,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(b)	249,667
760,000	JPMorgan Chase & Co., 2.58% (3 mo. USD Term SOFR + 1.25%), due 04/22/32(b)	678,948
512,000	JPMorgan Chase & Co., 2.96% (3 mo. USD Term SOFR + 2.52%), due 05/13/31(b)	473,577
1,817,000	JPMorgan Chase & Co., 3.78% (3 mo. USD Term SOFR + 1.60%), due 02/01/28(b)	1,801,863
965,000	JPMorgan Chase & Co., 4.01% (3 mo. USD Term SOFR + 1.38%), due 04/23/29(b)	956,677
2,124,000	JPMorgan Chase & Co., 4.20% (3 mo. USD Term SOFR + 1.52%), due 07/23/29(b)	2,115,406
124,000	JPMorgan Chase & Co., 4.45% (3 mo. USD Term SOFR + 1.59%), due 12/05/29(b)	124,258
408,000	JPMorgan Chase & Co., 4.60% (SOFR + 1.04%), due 10/22/30(b)	409,473
410,000	JPMorgan Chase & Co., 5.00% (SOFR + 1.13%), due 07/22/30(b)	417,578
371,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	377,915
437,000	JPMorgan Chase & Co., 5.29% (SOFR + 1.46%), due 07/22/35(b)	444,881
2,965,000	JPMorgan Chase & Co., 5.34% (SOFR + 1.62%), due 01/23/35(b)	3,036,234
389,000	JPMorgan Chase & Co., 5.50% (SOFR + 1.32%), due 01/24/36(b)	400,831
269,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	279,370
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	557,230
163,000	KB Home, 4.00%, due 06/15/31(e)	151,423
322,000	KeyCorp, 5.12% (SOFR + 1.23%), due 04/04/31(b)	325,925
608,000	Kinder Morgan, Inc., 5.85%, due 06/01/35	630,476
1,291,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(e) 144A	1,229,368
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	181,090
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	181,839
1,910,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	1,897,734
145,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	138,427
260,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	244,477
336,000	Lazard Group LLC, 4.38%, due 03/11/29	332,131
425,000	Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	432,753
433,000	Leviathan Bond Ltd., 6.50%, due 06/30/27(i)	431,181
79,000	Leviathan Bond Ltd., 6.75%, due 06/30/30(i)	78,109
244,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	237,684
170,000	Lightning Power LLC, 7.25%, due 08/15/32 144A	179,027
110,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	104,993
246,000	Lithia Motors, Inc., 4.38%, due 01/15/31 144A	234,082
101,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	100,289
1,800,000	Lloyds Banking Group PLC, 5.09% (1 yr. CMT + 0.85%), due 11/26/28(b)	1,824,161
1,360,000	Lloyds Banking Group PLC, 5.68% (1 yr. CMT + 1.75%), due 01/05/35(b)	1,396,608
200,000	Lloyds Banking Group PLC, 6.07% (1 yr. CMT + 1.60%), due 06/13/36(b)	205,706
200,000	Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(e)(f)	196,196
145,440	LLPL Capital Pte. Ltd., 6.88%, due 02/04/39 144A	148,423
248,000	Long Ridge Energy LLC, 8.75%, due 02/15/32(e) 144A	257,808
167,000	M&T Bank Corp., 5.13% (3 mo. USD Term SOFR + 3.78%)(b)(e)(f)	166,543
189,000	M&T Bank Corp., 5.18% (SOFR + 1.40%), due 07/08/31(b)	192,182
307,000	M&T Bank Corp., 5.39% (SOFR + 1.61%), due 01/16/36(b)	306,057
97,000	Macquarie Airfinance Holdings Ltd., 5.15%, due 03/17/30 144A	97,013
236,000	Macquarie Bank Ltd., 3.62%, due 06/03/30 144A	221,890
2,000,000	Macquarie Group Ltd., 6.26% (SOFR + 2.30%), due 12/07/34(b)(e) 144A	2,143,289
172,000	Macy's Retail Holdings LLC, 5.88%, due 04/01/29(e) 144A	170,392
149,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30(e) 144A	146,554
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
135,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32(e) 144A	128,880
420,000	Magnera Corp., 7.25%, due 11/15/31 144A	396,385
474,000	MARB BondCo PLC, 3.95%, due 01/29/31 144A	420,627
206,000	Mars, Inc., 5.00%, due 03/01/32 144A	208,843
1,465,000	Mars, Inc., 5.20%, due 03/01/35 144A	1,483,284
193,000	Marvell Technology, Inc., 5.95%, due 09/15/33	203,912
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(e)(g)	384,148
1,615,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	1,571,042
286,000	MassMutual Global Funding II, 4.35%, due 09/17/31 144A	282,103
157,000	MasTec, Inc., 5.90%, due 06/15/29	162,519
163,000	Matador Resources Co., 6.25%, due 04/15/33 144A	162,202
98,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	87,749
300,000	Match Group Holdings II LLC, 4.13%, due 08/01/30 144A	280,746
256,331	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	202,937
361,000	MetLife, Inc., 6.40%, due 12/15/66	378,723
2,827,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	2,727,872
601,000	Mexico City Airport Trust, 4.25%, due 10/31/26 144A	588,977
1,005,000	Mexico City Airport Trust, 5.50%, due 07/31/47 144A	830,557
446,000	MGM Resorts International, 4.75%, due 10/15/28(e)	440,929
272,000	Michaels Cos., Inc., 5.25%, due 05/01/28 144A	218,824
189,000	Michaels Cos., Inc., 7.88%, due 05/01/29 144A	124,740
362,000	Micron Technology, Inc., 2.70%, due 04/15/32	315,056
287,000	Micron Technology, Inc., 5.30%, due 01/15/31	293,993
572,000	Micron Technology, Inc., 6.75%, due 11/01/29	618,414
358,000	Midcontinent Communications, 8.00%, due 08/15/32(e) 144A	379,310
329,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	317,120
196,200	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	196,766
200,000	Millicom International Cellular SA, 7.38%, due 04/02/32(e) 144A	205,456
1,250,000	Moody's Corp., 3.25%, due 05/20/50	844,691
715,000	Morgan Stanley, 1.93% (SOFR + 1.02%), due 04/28/32(b)	611,507
2,321,000	Morgan Stanley, 2.24% (SOFR + 1.18%), due 07/21/32(b)	2,010,470
523,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(b)	444,555
1,755,000	Morgan Stanley, 2.70% (SOFR + 1.14%), due 01/22/31(b)	1,618,706
2,423,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(b)	2,163,162
2,461,000	Morgan Stanley, 3.62% (SOFR + 3.12%), due 04/01/31(b)	2,360,578
910,000	Morgan Stanley, 3.77% (3 mo. USD Term SOFR + 1.40%), due 01/24/29(b)	897,139
1,247,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(b)	1,244,893
619,000	Morgan Stanley, 5.17% (SOFR + 1.45%), due 01/16/30(b)	632,088
513,000	Morgan Stanley, 5.32% (SOFR + 1.56%), due 07/19/35(b)	519,470
507,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	450,209
366,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	328,262
370,000	MPLX LP, 4.50%, due 04/15/38	327,528
530,000	MPLX LP, 4.70%, due 04/15/48	430,454
208,000	MPLX LP, 4.95%, due 09/01/32	206,188
213,000	MPLX LP, 5.00%, due 03/01/33	210,146
105,000	MPLX LP, 5.20%, due 03/01/47	91,702
685,000	MPLX LP, 5.50%, due 06/01/34	688,116
255,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, due 03/15/31(e)	180,522
68See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
210,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(e)	194,151
430,000	MSCI, Inc., 3.63%, due 11/01/31 144A	396,496
695,000	Mylan, Inc., 5.40%, due 11/29/43	585,365
365,000	National Fuel Gas Co., 5.50%, due 03/15/30	375,332
2,436,000	National Securities Clearing Corp., 5.00%, due 05/30/28 144A	2,488,538
395,000	NatWest Group PLC, 7.30% (5 yr. CMT + 2.94%)(b)(f)	393,246
320,000	NatWest Group PLC, 8.13% (5 yr. CMT + 3.75%)(b)(e)(f)	345,969
282,000	NBM U.S. Holdings, Inc., 6.63%, due 08/06/29(e) 144A	284,182
219,000	NCL Corp. Ltd., 6.75%, due 02/01/32 144A	223,874
294,000	Newell Brands, Inc., 6.38%, due 05/15/30(e)	286,745
50,000	Newell Brands, Inc., 6.63%, due 05/15/32(e)	47,823
187,000	Newell Brands, Inc., 8.50%, due 06/01/28 144A	196,857
150,000	Newmont Corp., 5.45%, due 06/09/44	146,820
260,000	News Corp., 3.88%, due 05/15/29 144A	248,955
900,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	841,241
162,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	145,965
228,000	NextEra Energy Capital Holdings, Inc., 6.38% (5 yr. CMT + 2.05%), due 08/15/55(b)	233,394
68,000	NextEra Energy Capital Holdings, Inc., 6.50% (5 yr. CMT + 1.98%), due 08/15/55(b)	69,680
182,000	NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT + 2.36%), due 09/01/54(b)	187,998
1,900,000	Niagara Mohawk Power Corp., 5.66%, due 01/17/54 144A	1,829,031
204,000	NiSource, Inc., 3.60%, due 05/01/30	195,772
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	176,607
2,285,000	Northwest Pipeline LLC, 4.00%, due 04/01/27	2,271,198
324,000	Novelis Corp., 4.75%, due 01/30/30 144A	310,658
56,000	Novelis Corp., 6.88%, due 01/30/30 144A	57,935
218,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	200,779
722,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	663,521
261,000	NRG Energy, Inc., 4.45%, due 06/15/29(e) 144A	256,896
228,000	NRG Energy, Inc., 5.75%, due 07/15/29 144A	229,433
217,000	NRG Energy, Inc., 6.00%, due 02/01/33 144A	219,298
170,000	NRG Energy, Inc., 6.25%, due 11/01/34 144A	173,310
346,000	NRG Energy, Inc., 7.00%, due 03/15/33(e) 144A	380,112
235,000	NRG Energy, Inc., 10.25% (5 yr. CMT + 5.92%)(b)(f) 144A	261,102
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	163,407
400,000	NSTAR Electric Co., 5.40%, due 06/01/34	410,075
1,519,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, due 05/11/31	1,342,035
3,517,000	Occidental Petroleum Corp., 4.46%, due 10/10/36(j)	1,952,488
153,000	Occidental Petroleum Corp., 5.38%, due 01/01/32	151,853
359,000	Occidental Petroleum Corp., 6.05%, due 10/01/54	329,298
390,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	399,295
159,000	Occidental Petroleum Corp., 6.60%, due 03/15/46	156,851
403,000	Occidental Petroleum Corp., 6.63%, due 09/01/30	426,394
412,000	OCP SA, 6.75%, due 05/02/34 144A	427,639
133,000	OneMain Finance Corp., 3.88%, due 09/15/28	127,635
62,000	OneMain Finance Corp., 6.63%, due 01/15/28	64,066
190,000	OneMain Finance Corp., 9.00%, due 01/15/29	199,367
655,000	ONEOK, Inc., 3.10%, due 03/15/30	612,212
75,000	ONEOK, Inc., 4.25%, due 09/15/46	57,194
370,000	ONEOK, Inc., 5.38%, due 06/01/29	378,043
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
370,000	ONEOK, Inc., 5.70%, due 11/01/54(e)	341,837
1,738,000	ONEOK, Inc., 6.05%, due 09/01/33	1,824,410
369,000	ONEOK, Inc., 6.63%, due 09/01/53	383,820
1,456,000	Oracle Corp., 3.95%, due 03/25/51	1,075,611
223,000	Oracle Corp., 5.25%, due 02/03/32	228,837
620,000	Oracle Corp., 5.55%, due 02/06/53	583,555
177,000	Ovintiv, Inc., 6.25%, due 07/15/33	182,843
39,000	Ovintiv, Inc., 7.20%, due 11/01/31	42,225
180,000	Owens Corning, 3.88%, due 06/01/30	173,880
870,000	Pacific Gas & Electric Co., 3.95%, due 12/01/47(e)	614,599
694,000	Pacific Gas & Electric Co., 4.95%, due 07/01/50	560,059
303,000	Pacific Gas & Electric Co., 5.80%, due 05/15/34	303,122
265,000	PacifiCorp, 2.70%, due 09/15/30	242,438
259,000	PacifiCorp, 7.38% (5 yr. CMT + 3.32%), due 09/15/55(b)	269,894
376,000	Panther Escrow Issuer LLC, 7.13%, due 06/01/31 144A	390,817
109,000	Paramount Global, 4.20%, due 05/19/32	99,526
211,000	Paramount Global, 4.38%, due 03/15/43	155,442
446,000	Paramount Global, 4.95%, due 05/19/50	341,473
196,000	Parkland Corp., 4.50%, due 10/01/29 144A	188,559
190,000	Parkland Corp., 4.63%, due 05/01/30 144A	182,088
95,000	Parkland Corp., 6.63%, due 08/15/32 144A	97,157
415,000	PECO Energy Co., 3.05%, due 03/15/51	272,929
205,000	PECO Energy Co., 3.70%, due 09/15/47	156,391
3,790,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.25%, due 07/01/29 144A	3,882,110
875,000	Petroleos Mexicanos, 6.50%, due 03/13/27	869,468
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	189,582
472,000	PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	448,174
1,558,047	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	1,531,662
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	780,938
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,104,414
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	140,641
219,000	Pilgrim's Pride Corp., 6.25%, due 07/01/33	231,818
390,000	PNC Financial Services Group, Inc., 4.81% (SOFR + 1.26%), due 10/21/32(b)	391,019
1,444,000	PNC Financial Services Group, Inc., 5.40% (SOFR + 1.60%), due 07/23/35(b)	1,470,999
216,000	PNC Financial Services Group, Inc., 5.58% (SOFR + 1.39%), due 01/29/36(b)	222,711
235,000	PNC Financial Services Group, Inc., 5.94% (SOFR + 1.95%), due 08/18/34(b)	248,715
307,000	PNC Financial Services Group, Inc., 6.25% (7 yr. CMT + 2.81%)(b)(f)	316,433
316,000	Popular, Inc., 7.25%, due 03/13/28	335,968
130,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	127,320
1,580,000	Public Service Co. of Colorado, 5.35%, due 05/15/34	1,603,375
294,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	265,378
209,000	Qorvo, Inc., 4.38%, due 10/15/29	203,025
158,000	Quanta Services, Inc., 5.25%, due 08/09/34	160,035
236,000	Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	242,831
200,000	Rakuten Group, Inc., 9.75%, due 04/15/29 144A	219,635
200,000	Rede D'or Finance SARL, 4.50%, due 01/22/30 144A	190,078
446,000	Regeneron Pharmaceuticals, Inc., 1.75%, due 09/15/30	387,482
547,000	Regions Financial Corp., 5.50% (SOFR + 2.06%), due 09/06/35(b)	548,611
154,000	Regions Financial Corp., 5.72% (SOFR + 1.49%), due 06/06/30(b)	159,102
70See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
154,000	Reinsurance Group of America, Inc., 6.65% (5 yr. CMT + 2.39%), due 09/15/55(b)	153,877
1,582,000	Rentokil Terminix Funding LLC, 5.00%, due 04/28/30 144A	1,593,736
367,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29 144A	325,389
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/06/31 144A	164,323
245,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, due 07/27/30 144A	242,500
29,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 06/15/33 144A	29,852
168,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, due 02/01/33 144A	168,352
190,000	Rocket Cos., Inc., 6.13%, due 08/01/30 144A	193,734
251,000	Rocket Cos., Inc., 6.38%, due 08/01/33 144A	257,137
170,000	Rocket Software, Inc., 9.00%, due 11/28/28 144A	175,387
143,000	Royal Caribbean Cruises Ltd., 5.63%, due 09/30/31 144A	143,963
59,000	Royal Caribbean Cruises Ltd., 6.25%, due 03/15/32 144A	60,682
172,000	Royalty Pharma PLC, 5.15%, due 09/02/29	175,660
529,000	Ryder System, Inc., 5.25%, due 06/01/28	542,990
60,000	S&S Holdings LLC, 8.38%, due 10/01/31 144A	58,687
572,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	571,255
122,000	Sabre GLBL, Inc., 11.13%, due 07/15/30 144A	127,764
434,000	Saks Global Enterprises LLC, 11.00%, due 12/15/29(e) 144A	164,920
200,000	Sands China Ltd., 5.40%, due 08/08/28	201,616
138,000	Sasol Financing USA LLC, 5.50%, due 03/18/31	113,532
400,000	Sasol Financing USA LLC, 6.50%, due 09/27/28(e)	380,385
240,000	Saudi Arabian Oil Co., 5.25%, due 07/17/34 144A	242,747
4,523,000	SBA Tower Trust, 4.83%, due 10/15/29 144A	4,532,453
144,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	130,867
298,000	Sempra, 5.50%, due 08/01/33	304,353
285,000	Sempra, 6.40% (5 yr. CMT + 2.63%), due 10/01/54(b)	271,271
290,000	Sempra, 6.88% (5 yr. CMT + 2.79%), due 10/01/54(b)	293,172
185,000	Sensata Technologies, Inc., 3.75%, due 02/15/31(e) 144A	168,810
72,000	Service Corp. International, 5.75%, due 10/15/32	72,824
850,000	Simon Property Group LP, 6.75%, due 02/01/40(e)	961,961
184,000	Sirius XM Radio LLC, 4.00%, due 07/15/28 144A	176,849
169,000	Sixth Street Lending Partners, 5.75%, due 01/15/30(e)	169,498
139,000	Sixth Street Lending Partners, 6.13%, due 07/15/30(e) 144A	141,612
1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(b) 144A	1,100,093
1,365,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(b) 144A	1,325,983
345,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(f) 144A	316,461
305,000	Solventum Corp., 5.40%, due 03/01/29	314,158
573,000	Solventum Corp., 5.45%, due 03/13/31	595,234
1,131,000	Sonoco Products Co., 5.00%, due 09/01/34(e)	1,100,823
570,000	Southern California Edison Co., 3.45%, due 02/01/52	358,617
335,000	Southern California Edison Co., 4.00%, due 04/01/47	240,915
134,000	Southern Co., 5.20%, due 06/15/33	136,426
309,000	Southern Co., 5.70%, due 03/15/34	323,079
310,000	Southern Co., 6.38% (5 yr. CMT + 2.07%), due 03/15/55(b)	319,757
2,180,000	Southern Co. Gas Capital Corp., 4.95%, due 09/15/34	2,161,871
205,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	194,231
25,000	Standard Industries, Inc., 4.75%, due 01/15/28 144A	24,740
116,000	Star Parent, Inc., 9.00%, due 10/01/30 144A	122,156
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
175,000	Starwood Property Trust, Inc., 3.63%, due 07/15/26 144A	172,150
198,000	Starwood Property Trust, Inc., 6.00%, due 04/15/30 144A	200,398
1,550,000	Sun Communities Operating LP, 2.30%, due 11/01/28	1,451,133
1,900,000	Sun Communities Operating LP, 2.70%, due 07/15/31	1,684,929
150,000	Sunoco LP, 6.25%, due 07/01/33 144A	152,599
149,000	Sunoco LP, 7.00%, due 05/01/29 144A	155,272
245,000	Sunoco LP, 7.25%, due 05/01/32 144A	257,416
394,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 04/30/30	379,149
275,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	270,089
48,000	Talos Production, Inc., 9.00%, due 02/01/29 144A	49,179
60,000	Talos Production, Inc., 9.38%, due 02/01/31 144A	61,306
378,000	Targa Resources Corp., 5.50%, due 02/15/35	379,507
1,159,000	Targa Resources Corp., 6.15%, due 03/01/29	1,219,220
341,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	317,994
210,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	213,681
416,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	339,166
38,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	42,895
70,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	67,815
277,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, due 12/01/30	282,141
1,665,000	Textron, Inc., 5.50%, due 05/15/35	1,691,922
1,162,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	1,128,910
1,604,000	T-Mobile USA, Inc., 5.88%, due 11/15/55	1,604,467
249,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	254,746
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	106,150
141,000	Travel & Leisure Co., 4.63%, due 03/01/30 144A	135,272
115,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	108,161
162,000	TrueNoord Capital DAC, 8.75%, due 03/01/30 144A	168,351
387,000	Truist Financial Corp., 5.15% (SOFR + 1.57%), due 08/05/32(b)	394,652
2,600,000	Truist Financial Corp., 5.71% (SOFR + 1.92%), due 01/24/35(b)	2,696,113
793,000	Truist Financial Corp., 5.87% (SOFR + 2.36%), due 06/08/34(b)	828,733
207,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	223,949
382,000	Trust Fibra Uno, 7.38%, due 02/13/34 144A	389,294
438,000	U.S. Bancorp, 4.84% (SOFR + 1.60%), due 02/01/34(b)	432,650
288,000	U.S. Bancorp, 5.08% (SOFR + 1.30%), due 05/15/31(b)	293,845
252,000	U.S. Bancorp, 5.38% (SOFR + 1.56%), due 01/23/30(b)	259,509
410,000	U.S. Bancorp, 5.84% (SOFR + 2.26%), due 06/12/34(b)	430,819
290,000	UBS Group AG, 5.43% (1 yr. CMT + 1.52%), due 02/08/30(b) 144A	297,900
221,000	UBS Group AG, 6.30% (1 yr. CMT + 2.00%), due 09/22/34(b) 144A	237,429
216,000	UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap Rate + 3.08%)(b)(f) 144A	215,413
263,000	UBS Group AG, 7.13% (5 yr. USD Secured Overnight Financing Rate ICE Swap Rate + 3.18%)(b)(f) 144A	262,576
300,000	UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(f) 144A	347,673
87,000	Under Armour, Inc., 7.25%, due 07/15/30 144A	88,323
281,528	United Airlines Pass-Through Trust, 5.45%, due 08/15/38	285,099
285,494	United Airlines Pass-Through Trust, 5.88%, due 08/15/38	285,116
271,916	United Airlines Pass-Through Trust, 3.45%, due 01/07/30	260,169
1,616,781	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	1,603,218
245,717	United Airlines Pass-Through Trust, 4.55%, due 02/25/33	231,031
72See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
405,053	United Airlines Pass-Through Trust, 5.80%, due 07/15/37	414,601
552,122	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	563,873
580,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	576,528
238,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	231,183
265,000	United Rentals North America, Inc., 5.25%, due 01/15/30	265,885
885,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	650,853
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	102,902
535,000	UnitedHealth Group, Inc., 4.75%, due 05/15/52	456,111
70,000	UnitedHealth Group, Inc., 5.30%, due 06/15/35(e)	71,373
499,000	UnitedHealth Group, Inc., 5.75%, due 07/15/64	485,770
137,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 02/15/29(e) 144A	132,547
363,000	Universal Health Services, Inc., 2.65%, due 10/15/30	323,768
120,000	University of Chicago, 2.76%, due 04/01/45	92,808
350,000	University of Southern California, 2.95%, due 10/01/51	224,219
281,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	254,667
359,000	Var Energi ASA, 5.88%, due 05/22/30 144A	368,034
1,160,000	Var Energi ASA, 7.50%, due 01/15/28 144A	1,228,809
735,000	Var Energi ASA, 8.00%, due 11/15/32 144A	833,801
178,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	180,451
65,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	61,328
195,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	180,632
215,000	Venture Global LNG, Inc., 7.00%, due 01/15/30 144A	217,534
662,000	Venture Global LNG, Inc., 9.00% (5 yr. CMT + 5.44%)(b)(f) 144A	644,225
329,000	Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	358,611
617,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	441,184
437,000	Verizon Communications, Inc., 2.55%, due 03/21/31	392,076
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	360,358
1,624,000	Verizon Communications, Inc., 3.55%, due 03/22/51	1,162,076
636,000	Viatris, Inc., 2.70%, due 06/22/30	566,733
515,000	Viatris, Inc., 3.85%, due 06/22/40	380,599
1,108,000	Viatris, Inc., 4.00%, due 06/22/50	738,621
446,000	VICI Properties LP, 5.13%, due 11/15/31	446,866
358,000	VICI Properties LP, 5.13%, due 05/15/32	356,905
205,000	VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	198,435
342,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 12/01/29 144A	336,137
1,203,000	VICI Properties LP/VICI Note Co., Inc., 5.75%, due 02/01/27 144A	1,220,014
3,016,000	Virginia Power Fuel Securitization LLC, 4.88%, due 05/01/33	3,067,448
69,000	Virtusa Corp., 7.13%, due 12/15/28 144A	65,821
107,000	Vistra Corp., 8.00% (5 yr. CMT + 6.93%)(b)(f) 144A	109,661
550,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	542,124
195,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	194,890
140,000	Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	146,458
342,000	Vistra Operations Co. LLC, 6.95%, due 10/15/33 144A	375,849
281,000	Vodafone Group PLC, 7.00% (5 yr. USD Swap + 4.87%), due 04/04/79(b)	293,617
340,000	WakeMed, 3.29%, due 10/01/52(e)	228,046
69,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52	43,815
1,871,000	Wells Fargo & Co., 2.57% (3 mo. USD Term SOFR + 1.26%), due 02/11/31(b)	1,714,493
1,270,000	Wells Fargo & Co., 3.35% (SOFR + 1.50%), due 03/02/33(b)	1,160,181
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,905,000	Wells Fargo & Co., 4.81% (SOFR + 1.98%), due 07/25/28(b)	1,921,396
2,694,000	Wells Fargo & Co., 5.15% (SOFR + 1.50%), due 04/23/31(b)	2,759,890
286,000	Wells Fargo & Co., 5.21% (SOFR + 1.38%), due 12/03/35(b)	287,214
174,000	Wells Fargo & Co., 5.24% (SOFR + 1.11%), due 01/24/31(b)	178,544
1,720,000	Wells Fargo & Co., 5.39% (SOFR + 2.02%), due 04/24/34(b)	1,760,621
588,000	Wells Fargo & Co., 6.49% (SOFR + 2.06%), due 10/23/34(b)	642,938
113,000	WESCO Distribution, Inc., 6.38%, due 03/15/33 144A	116,875
286,000	Western Midstream Operating LP, 4.05%, due 02/01/30	275,163
219,000	Western Midstream Operating LP, 5.45%, due 11/15/34	214,812
153,000	Whistler Pipeline LLC, 5.40%, due 09/30/29 144A	154,818
132,000	Whistler Pipeline LLC, 5.70%, due 09/30/31 144A	134,651
118,000	Williams Scotsman, Inc., 6.63%, due 06/15/29 144A	121,212
143,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/01/31 144A	149,884
159,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	148,717
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	269,390
134,000	XHR LP, 6.63%, due 05/15/30 144A	136,696
610,000	Yale University, 2.40%, due 04/15/50	361,366
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	946,160
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,222,866
560,000	Yara International ASA, 7.38%, due 11/14/32 144A	624,071
		428,984,021
	Mortgage Backed Securities - Private Issuers — 6.9%
74,051	Angel Oak Mortgage Trust, Series 2020-R1, Class A1, 0.99%, due 04/25/53(d) 144A	70,539
188,673	Angel Oak Mortgage Trust, Series 2021-4, Class A1, 1.04%, due 01/20/65(d) 144A	159,420
330,249	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, due 07/25/66(d) 144A	286,457
219,688	Angel Oak Mortgage Trust, Series 2024-3, Class A1, 4.80%, due 11/26/68(c) 144A	218,754
1,000,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	882,384
178,267	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.18%, due 10/25/48(d) 144A	161,030
837,401	ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, due 04/25/64(c) 144A	809,830
421,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/41(d) 144A	436,431
217,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.84%, due 11/05/32(d) 144A	172,019
971,351	Bank, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	908,994
2,038,993	Bank, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	1,887,533
1,438,152	Bank, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,343,361
1,800,000	Bank, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,619,533
2,300,000	Bank, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,994,643
2,224,000	Bank, Series 2021-BN36, Class A5, 2.47%, due 09/15/64	1,945,876
26,958	BBCMS Mortgage Trust, Series 2019-C5, Class A2, 3.04%, due 11/15/52	26,301
42,908	BBCMS Mortgage Trust, Series 2020-C6, Class A2, 2.69%, due 02/15/53	40,283
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,771,074
1,235,014	BBCMS Mortgage Trust, Series 2023-C21, Class A2, 6.51%, due 09/15/56(d)	1,296,824
162,000	BBCMS Mortgage Trust, Series 2024-5C29, Class A3, 5.21%, due 09/15/57	165,357
171,000	BBCMS Mortgage Trust, Series 2024-5C31, Class A3, 5.61%, due 12/15/57	177,410
2,052,000	BBCMS Mortgage Trust, Series 2025-C32, Class A5, 5.72%, due 02/15/62	2,160,052
89,460	Benchmark Mortgage Trust, Series 2019-B12, Class A2, 3.00%, due 08/15/52	87,774
74See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
85,214	Benchmark Mortgage Trust, Series 2019-B13, Class A2, 2.89%, due 08/15/57	81,011
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,241,731
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	529,815
722,180	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	717,582
620,706	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	609,089
3,014,257	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,757,313
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,461,287
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	826,843
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,549,431
3,000,000	Benchmark Mortgage Trust, Series 2023-B39, Class A2, 6.79%, due 07/15/56(d)	3,123,711
1,148,665	Benchmark Mortgage Trust, Series 2023-B40, Class A2, 6.93%, due 12/15/56	1,218,367
352,000	Benchmark Mortgage Trust, Series 2024-V12, Class A3, 5.74%, due 12/15/57	366,949
2,218,000	Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66%, due 04/15/57	2,313,279
177,000	BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.63%, due 12/15/57(d)	183,837
2,027,000	BMO Mortgage Trust, Series 2025-5C10, Class A3, 5.58%, due 05/15/58	2,101,832
139,460	BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(d) 144A	130,600
1,154,399	BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, due 05/25/63(d) 144A	1,143,781
1,468,743	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 5.13% (1 mo. USD Term SOFR + 0.81%), due 09/15/36(b) 144A	1,464,614
260,000	BX Trust, Series 2019-OC11, Class A, 3.20%, due 12/09/41 144A	242,707
2,218,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	2,246,830
959,076	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/52(d) 144A	923,452
348,411	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	346,085
2,283,607	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,248,721
466,920	Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A, 3.25%, due 09/25/64(d) 144A	416,080
1,289,404	CIM Trust, Series 2024-R1, Class A1, 4.75%, due 06/25/64(d) 144A	1,279,740
6,783,969	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, 0.14%, due 05/10/47(d)	68
277,659	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	259,424
380,000	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.01%, due 10/12/40(d) 144A	392,739
264,628	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.92%, due 08/25/66(d) 144A	222,834
206,476	COLT Mortgage Loan Trust, Series 2021-3, Class A1, 0.96%, due 09/27/66(d) 144A	172,541
117,415	COLT Mortgage Loan Trust, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(d) 144A	100,989
396,973	COLT Trust, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(d) 144A	342,875
862,000	COMM Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	858,468
1,335,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	1,303,008
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	971,841
1,770,063	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,609,934
175,087	CSMC Trust, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(d) 144A	169,877
206,244	CSMC Trust, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(d) 144A	185,118
189,223	CSMC Trust, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(d) 144A	163,140
276,095	CSMC Trust, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(d) 144A	231,676
56,047	Ellington Financial Mortgage Trust, Series 2021-1, Class A1, 0.80%, due 02/25/66(d) 144A	48,130
121,681	Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, due 06/25/66(d) 144A	101,835
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
760,040	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, due 11/25/57	737,285
530,562	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, due 03/25/58	511,349
490,402	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50%, due 07/25/58	471,914
380,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA3, Class M1B, 7.21% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	391,687
395,656	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 6.61% (SOFR 30-day average + 2.30%), due 01/25/43(b) 144A	404,007
224,390	Flagstar Mortgage Trust, Series 2020-2, Class A2, 3.00%, due 08/25/50(d) 144A	193,679
545,736	Flagstar Mortgage Trust, Series 2021-1, Class A2, 2.50%, due 02/01/51(d) 144A	445,257
180,636	GCAT Trust, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(d) 144A	161,570
165,199	GCAT Trust, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(d) 144A	141,500
244,265	GCAT Trust, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(d) 144A	212,225
1,515,000	GS Mortgage Securities Trust, Series 2019-GC40, Class A3, 2.90%, due 07/10/52	1,430,101
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,437,908
1,069,195	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	1,013,406
110,093	GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(d) 144A	98,912
34,767	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(d) 144A	32,923
324,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.65%, due 01/13/40(d) 144A	334,335
160,862	Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(d) 144A	140,250
588,605	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	580,761
357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	321,393
1,526,120	JP Morgan Mortgage Trust, Series 2023-4, Class 1A4A, 5.50%, due 11/25/53(d) 144A	1,531,480
2,010,560	JP Morgan Mortgage Trust, Series 2025-2, Class A4A, 5.50%, due 07/25/55(d) 144A	2,018,621
779,049	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	759,953
465,581	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	453,456
677,282	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	667,953
1,137,148	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	1,112,648
546,925	Kinbane 2 DAC, Series 2024-RPL2A, Class A, 3.19% (1 mo. EURIBOR + 1.10%), due 01/24/63(b) 144A	642,813
63,799	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.89%, due 10/25/66(c) 144A	63,842
89,978	MFA Trust, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(d) 144A	84,354
447,179	Mill City Mortgage Trust, Series 2015-1, Class M3, 3.80%, due 06/25/56(d) 144A	442,298
411,131	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	405,152
135,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	134,842
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,529,254
3,110,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	3,010,580
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	862,618
76See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
195,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.46%, due 01/15/43(d) 144A	180,110
99,191	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.18% (1 mo. USD Term SOFR + 0.86%), due 01/25/48(b) 144A	97,179
176,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class A, 4.46%, due 11/05/41(d) 144A	173,141
150,928	NYMT Loan Trust, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	141,736
104,128	OBX Trust, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(d) 144A	88,386
155,943	OBX Trust, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(d) 144A	128,977
214,142	OBX Trust, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(d) 144A	175,627
353,771	Provident Funding Mortgage Trust, Series 2020-F1, Class A2, 2.00%, due 01/25/36(d) 144A	315,271
216,160	PRPM LLC, Series 2024-RPL2, Class A1, 3.50%, due 05/25/54(c) 144A	209,037
657,869	PRPM LLC, Series 2025-RCF1, Class A1, 4.50%, due 02/25/55(c) 144A	649,313
838,776	RCKT Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 01/25/45(c) 144A	844,388
326,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/41 144A	333,829
375,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/41 144A	392,426
110,319	Sequoia Mortgage Trust, Series 2020-3, Class A4, 3.00%, due 04/25/50(d) 144A	108,463
1,205,616	Sequoia Mortgage Trust, Series 2024-5, Class A5, 6.00%, due 06/25/54(d) 144A	1,216,240
1,563,902	Sequoia Mortgage Trust, Series 2024-6, Class A5, 6.00%, due 07/27/54(d) 144A	1,581,374
289,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	247,753
314,825	Starwood Mortgage Residential Trust, Series 2022-1, Class A1, 2.45%, due 12/25/66(d) 144A	285,675
216,151	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00%, due 06/25/58(d) 144A	204,945
211,970	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75%, due 03/25/58(d) 144A	206,458
166,579	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90%, due 10/25/59(d) 144A	160,066
62,264	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 5.43% (1 mo. USD Term SOFR + 1.11%), due 10/25/59(b) 144A	62,769
257,749	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75%, due 10/25/60 144A	233,956
500,000	Towd Point Mortgage Trust, Series 2021-SJ2, Class A1B, 2.25%, due 12/25/61(d) 144A	463,471
222,826	Towd Point Mortgage Trust, Series 2024-4, Class A1A, 4.44%, due 10/27/64(d) 144A	224,017
779,739	Towd Point Mortgage Trust, Series 2025-CES1, Class A1, 5.71%, due 02/25/55(c) 144A	789,100
234,000	VDCM Commercial Mortgage Trust, Series 2025-AZ, Class A, 5.23%, due 07/13/44(d)(h) 144A	234,946
56,431	Verus Securitization Trust, Series 2020-5, Class A1, 2.22%, due 05/25/65(c) 144A	54,677
111,593	Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, due 06/25/66(d) 144A	98,116
168,112	Verus Securitization Trust, Series 2021-4, Class A1, 0.94%, due 07/25/66(d) 144A	139,818
195,261	Verus Securitization Trust, Series 2021-5, Class A1, 1.01%, due 09/25/66(d) 144A	168,223
64,157	Verus Securitization Trust, Series 2021-R1, Class A1, 0.82%, due 10/25/63(d) 144A	62,031
5,459	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR9, Class 1A7, 6.53%, due 09/25/33(d)	5,443
842,346	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	825,275
1,590,090	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	1,548,390
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,717,402
189,000	Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class A3, 5.67%, due 05/15/58	197,112
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
193,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class A, 5.35%, due 07/15/40(d) 144A	197,010
		92,823,539
	Mortgage Backed Securities - U.S. Government Agency Obligations — 29.9%
148,337	Federal Home Loan Mortgage Corp., Pool # A89870, 4.50%, due 11/01/39	148,263
104,120	Federal Home Loan Mortgage Corp., Pool # A96970, 4.00%, due 02/01/41	100,154
191,448	Federal Home Loan Mortgage Corp., Pool # C91908, 3.00%, due 01/01/37	181,566
148,896	Federal Home Loan Mortgage Corp., Pool # G06231, 4.00%, due 12/01/40	144,130
92,614	Federal Home Loan Mortgage Corp., Pool # G06409, 6.00%, due 11/01/39	97,241
46,294	Federal Home Loan Mortgage Corp., Pool # G06875, 5.50%, due 12/01/38	47,860
171,855	Federal Home Loan Mortgage Corp., Pool # G07021, 5.00%, due 09/01/39	174,579
321,322	Federal Home Loan Mortgage Corp., Pool # G07816, 4.50%, due 09/01/42	319,775
236,982	Federal Home Loan Mortgage Corp., Pool # G08537, 3.00%, due 07/01/43	214,354
142,464	Federal Home Loan Mortgage Corp., Pool # G08672, 4.00%, due 10/01/45	135,360
484,506	Federal Home Loan Mortgage Corp., Pool # G08721, 3.00%, due 09/01/46	431,224
224,457	Federal Home Loan Mortgage Corp., Pool # G08726, 3.00%, due 10/01/46	199,587
39,278	Federal Home Loan Mortgage Corp., Pool # G08735, 4.50%, due 10/01/46	38,393
18,905	Federal Home Loan Mortgage Corp., Pool # G08748, 3.50%, due 02/01/47	17,439
271,398	Federal Home Loan Mortgage Corp., Pool # G08749, 4.00%, due 02/01/47	257,553
142,210	Federal Home Loan Mortgage Corp., Pool # G08771, 4.00%, due 07/01/47	134,933
123,711	Federal Home Loan Mortgage Corp., Pool # G08786, 4.50%, due 10/01/47	120,651
59,744	Federal Home Loan Mortgage Corp., Pool # G16177, 2.00%, due 01/01/32	56,827
40,654	Federal Home Loan Mortgage Corp., Pool # G60359, 3.00%, due 12/01/45	36,386
192,859	Federal Home Loan Mortgage Corp., Pool # G60581, 3.50%, due 05/01/46	179,095
760,798	Federal Home Loan Mortgage Corp., Pool # G60722, 3.00%, due 10/01/46	679,249
281,435	Federal Home Loan Mortgage Corp., Pool # G60767, 3.50%, due 10/01/46	259,406
120,646	Federal Home Loan Mortgage Corp., Pool # G60788, 3.50%, due 12/01/46	111,836
440,023	Federal Home Loan Mortgage Corp., Pool # G60804, 4.50%, due 05/01/42	438,720
631,112	Federal Home Loan Mortgage Corp., Pool # G60934, 3.50%, due 06/01/45	592,989
793,678	Federal Home Loan Mortgage Corp., Pool # G60985, 3.00%, due 05/01/47	710,720
85,543	Federal Home Loan Mortgage Corp., Pool # G60989, 3.00%, due 12/01/46	76,144
58,007	Federal Home Loan Mortgage Corp., Pool # G61022, 3.00%, due 04/01/45	52,385
69,263	Federal Home Loan Mortgage Corp., Pool # G61581, 4.00%, due 08/01/48	65,680
429,738	Federal Home Loan Mortgage Corp., Pool # G61748, 3.50%, due 11/01/48	396,758
52,543	Federal Home Loan Mortgage Corp., Pool # G67700, 3.50%, due 08/01/46	48,750
229,156	Federal Home Loan Mortgage Corp., Pool # G67701, 3.00%, due 10/01/46	207,005
141,781	Federal Home Loan Mortgage Corp., Pool # G67703, 3.50%, due 04/01/47	131,135
20,723	Federal Home Loan Mortgage Corp., Pool # G67708, 3.50%, due 03/01/48	19,116
66,611	Federal Home Loan Mortgage Corp., Pool # J24414, 2.50%, due 06/01/28	65,217
423,772	Federal Home Loan Mortgage Corp., Pool # Q09224, 4.00%, due 07/01/42	409,414
63,795	Federal Home Loan Mortgage Corp., Pool # Q11218, 3.50%, due 09/01/42	59,962
138,268	Federal Home Loan Mortgage Corp., Pool # Q12052, 3.50%, due 10/01/42	129,946
392,313	Federal Home Loan Mortgage Corp., Pool # Q12862, 3.50%, due 11/01/42	369,643
147,300	Federal Home Loan Mortgage Corp., Pool # Q17792, 3.50%, due 05/01/43	138,342
374,696	Federal Home Loan Mortgage Corp., Pool # Q36815, 4.00%, due 10/01/45	355,051
39,376	Federal Home Loan Mortgage Corp., Pool # Q37986, 3.50%, due 12/01/45	36,598
273,966	Federal Home Loan Mortgage Corp., Pool # Q41918, 3.50%, due 07/01/46	254,639
49,956	Federal Home Loan Mortgage Corp., Pool # Q44399, 3.50%, due 11/01/46	46,132
78See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
149,159	Federal Home Loan Mortgage Corp., Pool # Q44963, 3.50%, due 12/01/46	137,867
473,140	Federal Home Loan Mortgage Corp., Pool # Q45741, 3.50%, due 01/01/47	437,398
24,634	Federal Home Loan Mortgage Corp., Pool # Q46015, 3.50%, due 02/01/47	22,751
10,982	Federal Home Loan Mortgage Corp., Pool # Q47384, 4.00%, due 04/01/47	10,394
43,331	Federal Home Loan Mortgage Corp., Pool # Q48463, 4.00%, due 06/01/47	40,969
40,593	Federal Home Loan Mortgage Corp., Pool # Q49494, 4.50%, due 07/01/47	39,602
154,069	Federal Home Loan Mortgage Corp., Pool # Q52312, 4.00%, due 11/01/47	146,113
117,098	Federal Home Loan Mortgage Corp., Pool # Q54957, 4.00%, due 03/01/48	111,053
1,070,390	Federal Home Loan Mortgage Corp., Pool # QA6367, 3.00%, due 01/01/50	944,167
674,694	Federal Home Loan Mortgage Corp., Pool # QA7234, 3.00%, due 02/01/50	591,440
467,861	Federal Home Loan Mortgage Corp., Pool # QA8518, 3.00%, due 04/01/50	411,238
179,832	Federal Home Loan Mortgage Corp., Pool # QB0220, 3.00%, due 06/01/50	157,622
1,217,294	Federal Home Loan Mortgage Corp., Pool # QB3535, 2.00%, due 09/01/50	970,707
239,666	Federal Home Loan Mortgage Corp., Pool # QC0039, 2.50%, due 03/01/51	200,357
1,250,992	Federal Home Loan Mortgage Corp., Pool # QC4339, 2.00%, due 07/01/51	1,009,591
764,134	Federal Home Loan Mortgage Corp., Pool # QC5189, 2.50%, due 08/01/51	638,046
381,796	Federal Home Loan Mortgage Corp., Pool # QC6357, 2.50%, due 09/01/51	319,759
421,330	Federal Home Loan Mortgage Corp., Pool # QD6056, 3.00%, due 02/01/52	369,159
1,045,287	Federal Home Loan Mortgage Corp., Pool # QD6057, 3.00%, due 02/01/52	913,682
685,019	Federal Home Loan Mortgage Corp., Pool # QE0375, 4.00%, due 04/01/52	643,960
60,310	Federal Home Loan Mortgage Corp., Pool # QE1497, 4.00%, due 05/01/52	56,849
654,545	Federal Home Loan Mortgage Corp., Pool # QF2436, 5.00%, due 10/01/52	646,581
212,863	Federal Home Loan Mortgage Corp., Pool # RA1343, 3.00%, due 09/01/49	187,106
1,396,756	Federal Home Loan Mortgage Corp., Pool # RA1776, 3.00%, due 12/01/49	1,232,064
800,149	Federal Home Loan Mortgage Corp., Pool # RA1860, 3.00%, due 12/01/49	701,425
890,286	Federal Home Loan Mortgage Corp., Pool # RA4912, 3.00%, due 03/01/51	772,083
1,397,292	Federal Home Loan Mortgage Corp., Pool # RA6944, 3.50%, due 03/01/52	1,268,417
524,739	Federal Home Loan Mortgage Corp., Pool # RA6951, 3.50%, due 03/01/52	477,385
2,741,218	Federal Home Loan Mortgage Corp., Pool # RA7135, 2.50%, due 04/01/52	2,290,483
1,774,731	Federal Home Loan Mortgage Corp., Pool # RA7407, 4.00%, due 05/01/52	1,658,272
1,793,350	Federal Home Loan Mortgage Corp., Pool # RA7545, 4.00%, due 06/01/52	1,671,871
2,445,777	Federal Home Loan Mortgage Corp., Pool # RA7787, 5.00%, due 08/01/52	2,415,791
1,161,844	Federal Home Loan Mortgage Corp., Pool # RA9258, 5.00%, due 06/01/53	1,144,591
1,583,850	Federal Home Loan Mortgage Corp., Pool # RB5111, 2.00%, due 05/01/41	1,363,282
1,087,923	Federal Home Loan Mortgage Corp., Pool # RC1916, 2.00%, due 06/01/36	1,002,819
1,338,239	Federal Home Loan Mortgage Corp., Pool # RJ3472, 5.50%, due 02/01/55	1,350,500
3,551,308	Federal Home Loan Mortgage Corp., Pool # SB0307, 2.50%, due 02/01/35	3,352,841
1,976,231	Federal Home Loan Mortgage Corp., Pool # SB0385, 3.00%, due 07/01/35	1,907,477
332,928	Federal Home Loan Mortgage Corp., Pool # SB8166, 3.50%, due 06/01/37	321,557
200,610	Federal Home Loan Mortgage Corp., Pool # SB8178, 4.00%, due 09/01/37	196,586
253,625	Federal Home Loan Mortgage Corp., Pool # SB8199, 4.50%, due 12/01/37	252,161
1,297,887	Federal Home Loan Mortgage Corp., Pool # SB8205, 4.50%, due 01/01/38	1,291,991
331,892	Federal Home Loan Mortgage Corp., Pool # SB8212, 4.50%, due 02/01/38	330,386
914,003	Federal Home Loan Mortgage Corp., Pool # SB8504, 2.50%, due 10/01/35	862,911
2,491,891	Federal Home Loan Mortgage Corp., Pool # SD0291, 5.00%, due 03/01/50	2,487,400
901,083	Federal Home Loan Mortgage Corp., Pool # SD0742, 2.50%, due 11/01/51	758,927
377,868	Federal Home Loan Mortgage Corp., Pool # SD0815, 3.00%, due 01/01/52	331,614
388,004	Federal Home Loan Mortgage Corp., Pool # SD0905, 3.00%, due 03/01/52	339,895
522,676	Federal Home Loan Mortgage Corp., Pool # SD1050, 4.50%, due 07/01/52	503,000
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,698,340	Federal Home Loan Mortgage Corp., Pool # SD1265, 4.50%, due 06/01/52	2,602,779
1,930,024	Federal Home Loan Mortgage Corp., Pool # SD1295, 5.00%, due 07/01/52	1,910,572
1,467,478	Federal Home Loan Mortgage Corp., Pool # SD1325, 4.00%, due 08/01/52	1,374,050
1,237,273	Federal Home Loan Mortgage Corp., Pool # SD1446, 4.50%, due 08/01/52	1,187,643
1,547,440	Federal Home Loan Mortgage Corp., Pool # SD1475, 4.50%, due 08/01/52	1,492,639
2,374,104	Federal Home Loan Mortgage Corp., Pool # SD1483, 4.00%, due 08/01/52	2,238,293
1,163,036	Federal Home Loan Mortgage Corp., Pool # SD1513, 5.00%, due 08/01/52	1,145,150
882,019	Federal Home Loan Mortgage Corp., Pool # SD1517, 4.50%, due 09/01/52	851,439
825,511	Federal Home Loan Mortgage Corp., Pool # SD1606, 4.50%, due 09/01/52	794,435
861,382	Federal Home Loan Mortgage Corp., Pool # SD1695, 5.00%, due 10/01/52	849,081
467,202	Federal Home Loan Mortgage Corp., Pool # SD1807, 4.50%, due 07/01/52	449,615
639,400	Federal Home Loan Mortgage Corp., Pool # SD1922, 5.00%, due 11/01/52	631,323
405,655	Federal Home Loan Mortgage Corp., Pool # SD1944, 5.00%, due 12/01/52	400,682
681,074	Federal Home Loan Mortgage Corp., Pool # SD1999, 5.00%, due 12/01/52	671,207
854,931	Federal Home Loan Mortgage Corp., Pool # SD2032, 5.00%, due 12/01/52	846,236
2,913,306	Federal Home Loan Mortgage Corp., Pool # SD2172, 5.50%, due 02/01/53	2,941,880
428,213	Federal Home Loan Mortgage Corp., Pool # SD2273, 4.50%, due 12/01/52	412,094
1,546,655	Federal Home Loan Mortgage Corp., Pool # SD2318, 5.00%, due 02/01/53	1,528,236
1,454,496	Federal Home Loan Mortgage Corp., Pool # SD2526, 4.00%, due 08/01/49	1,368,135
404,508	Federal Home Loan Mortgage Corp., Pool # SD2683, 4.50%, due 04/01/53	390,482
3,312,897	Federal Home Loan Mortgage Corp., Pool # SD2922, 5.00%, due 05/01/53	3,273,425
1,530,115	Federal Home Loan Mortgage Corp., Pool # SD2954, 4.50%, due 04/01/53	1,475,925
344,299	Federal Home Loan Mortgage Corp., Pool # SD3338, 5.50%, due 06/01/53	347,632
757,128	Federal Home Loan Mortgage Corp., Pool # SD3372, 5.00%, due 07/01/53	749,532
381,437	Federal Home Loan Mortgage Corp., Pool # SD3425, 5.50%, due 07/01/53	383,917
942,316	Federal Home Loan Mortgage Corp., Pool # SD3435, 5.00%, due 07/01/53	929,487
464,798	Federal Home Loan Mortgage Corp., Pool # SD3507, 4.00%, due 04/01/53	436,072
1,363,837	Federal Home Loan Mortgage Corp., Pool # SD3562, 4.50%, due 08/01/53	1,316,694
1,743,421	Federal Home Loan Mortgage Corp., Pool # SD3563, 4.50%, due 08/01/53	1,681,330
1,181,649	Federal Home Loan Mortgage Corp., Pool # SD3566, 5.00%, due 08/01/53	1,169,107
302,024	Federal Home Loan Mortgage Corp., Pool # SD3662, 5.50%, due 08/01/53	304,207
801,753	Federal Home Loan Mortgage Corp., Pool # SD3780, 4.00%, due 08/01/52	747,529
931,608	Federal Home Loan Mortgage Corp., Pool # SD4253, 3.50%, due 07/01/52	846,496
1,031,276	Federal Home Loan Mortgage Corp., Pool # SD4624, 3.50%, due 08/01/47	945,969
485,992	Federal Home Loan Mortgage Corp., Pool # SD4660, 4.00%, due 08/01/52	453,071
484,056	Federal Home Loan Mortgage Corp., Pool # SD4904, 3.50%, due 07/01/52	439,407
524,138	Federal Home Loan Mortgage Corp., Pool # SD4934, 4.00%, due 04/01/53	490,768
3,758,440	Federal Home Loan Mortgage Corp., Pool # SD5061, 5.50%, due 03/01/54	3,806,289
1,216,925	Federal Home Loan Mortgage Corp., Pool # SD5082, 3.50%, due 07/01/52	1,102,024
885,278	Federal Home Loan Mortgage Corp., Pool # SD5100, 4.00%, due 10/01/52	825,453
364,358	Federal Home Loan Mortgage Corp., Pool # SD5147, 3.00%, due 11/01/50	319,398
785,623	Federal Home Loan Mortgage Corp., Pool # SD5367, 5.50%, due 04/01/54	792,077
1,366,736	Federal Home Loan Mortgage Corp., Pool # SD5470, 5.00%, due 03/01/53	1,352,591
619,815	Federal Home Loan Mortgage Corp., Pool # SD5730, 3.50%, due 12/01/49	561,444
717,854	Federal Home Loan Mortgage Corp., Pool # SD6698, 5.00%, due 11/01/54	706,007
857,226	Federal Home Loan Mortgage Corp., Pool # SD7170, 5.00%, due 12/01/54	845,979
1,094,253	Federal Home Loan Mortgage Corp., Pool # SD7334, 5.50%, due 01/01/55	1,098,480
1,241,435	Federal Home Loan Mortgage Corp., Pool # SD7408, 5.50%, due 01/01/55	1,249,158
4,265,670	Federal Home Loan Mortgage Corp., Pool # SD7521, 2.50%, due 07/01/50	3,596,996
80See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,022,792	Federal Home Loan Mortgage Corp., Pool # SD7543, 2.50%, due 08/01/51	862,443
2,172,546	Federal Home Loan Mortgage Corp., Pool # SD7548, 2.50%, due 11/01/51	1,836,621
1,497,686	Federal Home Loan Mortgage Corp., Pool # SD7551, 3.00%, due 01/01/52	1,315,705
4,433,430	Federal Home Loan Mortgage Corp., Pool # SD7552, 2.50%, due 01/01/52	3,734,013
3,581,784	Federal Home Loan Mortgage Corp., Pool # SD7563, 4.50%, due 05/01/53	3,473,575
2,288	Federal Home Loan Mortgage Corp., Pool # SD8025, 3.50%, due 11/01/49	2,086
3,809,769	Federal Home Loan Mortgage Corp., Pool # SD8090, 2.00%, due 09/01/50	3,043,692
709,830	Federal Home Loan Mortgage Corp., Pool # SD8104, 1.50%, due 11/01/50	535,186
343,554	Federal Home Loan Mortgage Corp., Pool # SD8113, 2.00%, due 12/01/50	274,044
495,260	Federal Home Loan Mortgage Corp., Pool # SD8121, 2.00%, due 01/01/51	395,364
2,385,539	Federal Home Loan Mortgage Corp., Pool # SD8128, 2.00%, due 02/01/51	1,901,390
1,017,404	Federal Home Loan Mortgage Corp., Pool # SD8134, 2.00%, due 03/01/51	810,286
30,544	Federal Home Loan Mortgage Corp., Pool # SD8140, 2.00%, due 04/01/51	24,324
3,053,429	Federal Home Loan Mortgage Corp., Pool # SD8141, 2.50%, due 04/01/51	2,552,244
4,845,804	Federal Home Loan Mortgage Corp., Pool # SD8146, 2.00%, due 05/01/51	3,858,534
2,810,642	Federal Home Loan Mortgage Corp., Pool # SD8147, 2.50%, due 05/01/51	2,348,903
886,762	Federal Home Loan Mortgage Corp., Pool # SD8151, 2.50%, due 06/01/51	740,306
1,529,519	Federal Home Loan Mortgage Corp., Pool # SD8167, 2.50%, due 09/01/51	1,273,790
1,237,651	Federal Home Loan Mortgage Corp., Pool # SD8193, 2.00%, due 02/01/52	983,328
2,610,913	Federal Home Loan Mortgage Corp., Pool # SD8227, 4.00%, due 07/01/52	2,434,328
937,779	Federal Home Loan Mortgage Corp., Pool # SD8229, 4.50%, due 05/01/52	898,325
386,478	Federal Home Loan Mortgage Corp., Pool # SD8278, 6.00%, due 12/01/52	394,097
3,525,759	Federal Home Loan Mortgage Corp., Pool # SD8288, 5.00%, due 01/01/53	3,473,950
1,276,930	Federal Home Loan Mortgage Corp., Pool # SD8289, 5.50%, due 01/01/53	1,281,321
3,458,097	Federal Home Loan Mortgage Corp., Pool # SD8408, 5.50%, due 03/01/54	3,460,638
1,054,622	Federal Home Loan Mortgage Corp., Pool # SL0331, 5.50%, due 02/01/55	1,061,562
758,065	Federal Home Loan Mortgage Corp., Pool # SL0765, 4.50%, due 02/01/54	729,527
63,073	Federal Home Loan Mortgage Corp., Pool # V60565, 3.00%, due 06/01/29	61,947
193,504	Federal Home Loan Mortgage Corp., Pool # V60599, 3.00%, due 09/01/29	189,868
352,973	Federal Home Loan Mortgage Corp., Pool # V82292, 4.00%, due 04/01/46	335,335
203,154	Federal Home Loan Mortgage Corp., Pool # V82848, 3.00%, due 12/01/46	182,245
27,825	Federal Home Loan Mortgage Corp., Pool # V82980, 3.50%, due 02/01/47	25,701
626,793	Federal Home Loan Mortgage Corp., Pool # ZM1609, 3.50%, due 09/01/46	576,882
194,217	Federal Home Loan Mortgage Corp., Pool # ZS4727, 4.00%, due 07/01/47	184,048
121,700	Federal Home Loan Mortgage Corp., Pool # ZS4760, 4.00%, due 03/01/48	115,265
905,044	Federal Home Loan Mortgage Corp., Pool # ZT0536, 3.50%, due 03/01/48	833,775
309,372	Federal Home Loan Mortgage Corp., Pool # ZT0657, 6.00%, due 07/01/40	326,719
310,017	Federal Home Loan Mortgage Corp., Pool # ZT2100, 3.00%, due 04/01/47	274,060
11,217,052	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K106, Class X1, 1.44%, due 01/25/30(d)	569,998
27,466	Federal Home Loan Mortgage Corp. Reference REMICS, Series R007, Class ZA, 6.00%, due 05/15/36	28,727
142,483	Federal National Mortgage Association, Pool # 745148, 5.00%, due 01/01/36	144,707
142,689	Federal National Mortgage Association, Pool # 932807, 4.00%, due 09/01/40	138,085
70,463	Federal National Mortgage Association, Pool # 983471, 5.50%, due 05/01/38	72,072
144,159	Federal National Mortgage Association, Pool # 985184, 5.50%, due 08/01/38	147,805
119,089	Federal National Mortgage Association, Pool # 995245, 5.00%, due 01/01/39	120,377
8,330	Federal National Mortgage Association, Pool # AB5369, 3.50%, due 06/01/42	7,825
264,215	Federal National Mortgage Association, Pool # AB6212, 3.00%, due 09/01/42	239,345
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
426,339	Federal National Mortgage Association, Pool # AB6802, 3.50%, due 11/01/42	400,313
110,137	Federal National Mortgage Association, Pool # AB7059, 2.50%, due 11/01/42	97,487
208,104	Federal National Mortgage Association, Pool # AB8703, 3.00%, due 03/01/38	192,661
87,223	Federal National Mortgage Association, Pool # AB9383, 4.00%, due 05/01/43	84,110
689,481	Federal National Mortgage Association, Pool # AB9659, 3.00%, due 06/01/43	623,155
1,325,343	Federal National Mortgage Association, Pool # AC3668, 4.50%, due 10/01/39	1,323,054
136,059	Federal National Mortgage Association, Pool # AD9153, 4.50%, due 08/01/40	135,782
102,462	Federal National Mortgage Association, Pool # AE0469, 6.00%, due 12/01/39	107,465
297,996	Federal National Mortgage Association, Pool # AH4404, 4.00%, due 01/01/41	287,978
56,033	Federal National Mortgage Association, Pool # AI1892, 5.00%, due 05/01/41	56,761
281,792	Federal National Mortgage Association, Pool # AI4815, 4.50%, due 06/01/41	280,437
240,199	Federal National Mortgage Association, Pool # AJ9278, 3.50%, due 12/01/41	225,787
120,100	Federal National Mortgage Association, Pool # AJ9317, 4.00%, due 01/01/42	115,949
246,722	Federal National Mortgage Association, Pool # AL0215, 4.50%, due 04/01/41	245,687
474,180	Federal National Mortgage Association, Pool # AL1895, 3.50%, due 06/01/42	445,431
286,774	Federal National Mortgage Association, Pool # AL2466, 4.00%, due 09/01/42	276,805
311,547	Federal National Mortgage Association, Pool # AL3000, 3.50%, due 12/01/42	292,300
361,827	Federal National Mortgage Association, Pool # AL3316, 3.50%, due 03/01/43	339,513
21,428	Federal National Mortgage Association, Pool # AL5939, 3.50%, due 09/01/43	20,133
423,242	Federal National Mortgage Association, Pool # AL6663, 4.00%, due 03/01/39	416,520
481,043	Federal National Mortgage Association, Pool # AL7594, 3.50%, due 08/01/45	447,037
379,081	Federal National Mortgage Association, Pool # AL8191, 4.00%, due 12/01/45	359,348
33,869	Federal National Mortgage Association, Pool # AL8673, 3.50%, due 06/01/46	31,300
37,620	Federal National Mortgage Association, Pool # AL9515, 3.50%, due 07/01/46	34,743
96,755	Federal National Mortgage Association, Pool # AL9657, 3.50%, due 01/01/47	89,334
55,177	Federal National Mortgage Association, Pool # AO4109, 4.00%, due 06/01/42	53,219
39,724	Federal National Mortgage Association, Pool # AQ3381, 3.00%, due 11/01/42	35,951
142,060	Federal National Mortgage Association, Pool # AQ7923, 3.00%, due 12/01/42	128,659
25,097	Federal National Mortgage Association, Pool # AR8749, 3.00%, due 03/01/43	22,725
256,830	Federal National Mortgage Association, Pool # AS5133, 3.50%, due 06/01/45	238,675
29,652	Federal National Mortgage Association, Pool # AS5593, 3.50%, due 08/01/45	27,550
8,073	Federal National Mortgage Association, Pool # AS6187, 3.50%, due 11/01/45	7,499
109,145	Federal National Mortgage Association, Pool # AS6188, 3.50%, due 11/01/45	101,385
60,560	Federal National Mortgage Association, Pool # AS6286, 4.00%, due 12/01/45	57,449
85,740	Federal National Mortgage Association, Pool # AS6304, 4.00%, due 12/01/45	81,362
133,018	Federal National Mortgage Association, Pool # AS6452, 3.50%, due 01/01/46	123,313
59,036	Federal National Mortgage Association, Pool # AS7010, 3.50%, due 04/01/46	54,454
73,729	Federal National Mortgage Association, Pool # AS7693, 2.00%, due 08/01/31	70,153
158,531	Federal National Mortgage Association, Pool # AS8073, 2.50%, due 10/01/46	134,832
1,369,718	Federal National Mortgage Association, Pool # AS8483, 3.00%, due 12/01/46	1,210,910
29,365	Federal National Mortgage Association, Pool # AS8647, 3.00%, due 01/01/47	26,255
95,037	Federal National Mortgage Association, Pool # AZ3743, 3.50%, due 11/01/45	86,968
64,360	Federal National Mortgage Association, Pool # BC1489, 3.00%, due 08/01/46	57,569
25,705	Federal National Mortgage Association, Pool # BC9078, 4.00%, due 12/01/46	24,371
162,961	Federal National Mortgage Association, Pool # BC9468, 3.00%, due 06/01/46	144,976
340,093	Federal National Mortgage Association, Pool # BD7043, 4.00%, due 03/01/47	322,375
60,860	Federal National Mortgage Association, Pool # BD7118, 3.50%, due 04/01/47	56,168
25,320	Federal National Mortgage Association, Pool # BE2974, 4.00%, due 01/01/47	24,095
204,951	Federal National Mortgage Association, Pool # BE7192, 4.00%, due 03/01/47	194,262
82See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
348,194	Federal National Mortgage Association, Pool # BK1023, 4.50%, due 02/01/48	336,184
178,429	Federal National Mortgage Association, Pool # BK7611, 4.50%, due 09/01/48	173,594
101,962	Federal National Mortgage Association, Pool # BM1013, 3.50%, due 03/01/47	94,171
91,537	Federal National Mortgage Association, Pool # BM1277, 4.00%, due 05/01/47	86,763
551,549	Federal National Mortgage Association, Pool # BM1573, 3.50%, due 07/01/47	509,405
597,940	Federal National Mortgage Association, Pool # BM1972, 3.50%, due 10/01/37	578,518
434,481	Federal National Mortgage Association, Pool # BM3033, 3.00%, due 10/01/47	387,372
39,033	Federal National Mortgage Association, Pool # BM3077, 3.00%, due 11/01/47	34,805
149,551	Federal National Mortgage Association, Pool # BM3258, 3.00%, due 02/01/47	134,045
298,899	Federal National Mortgage Association, Pool # BM3332, 3.50%, due 01/01/48	274,759
222,250	Federal National Mortgage Association, Pool # BM3491, 4.50%, due 01/01/38	224,965
114,086	Federal National Mortgage Association, Pool # BM3628, 3.50%, due 03/01/48	105,440
603,551	Federal National Mortgage Association, Pool # BM3641, 4.00%, due 04/01/48	571,702
382,184	Federal National Mortgage Association, Pool # BM4377, 6.91%, (1 yr. RFUCC Treasury + 1.88%), due 04/01/38(b)	396,699
7,822	Federal National Mortgage Association, Pool # BM4426, 3.50%, due 06/01/48	7,185
409,253	Federal National Mortgage Association, Pool # BM4896, 3.00%, due 02/01/47	369,824
1,697,827	Federal National Mortgage Association, Pool # BM5019, 4.00%, due 12/01/47	1,616,424
513,608	Federal National Mortgage Association, Pool # BM5213, 3.00%, due 07/01/45	459,556
122,959	Federal National Mortgage Association, Pool # BM5293, 3.50%, due 02/01/49	112,293
39,452	Federal National Mortgage Association, Pool # BM5682, 3.50%, due 03/01/49	36,322
224,985	Federal National Mortgage Association, Pool # BM5694, 4.00%, due 06/01/48	213,154
85,308	Federal National Mortgage Association, Pool # BM5874, 4.00%, due 01/01/48	80,937
193,742	Federal National Mortgage Association, Pool # BM5950, 3.00%, due 11/01/48	171,952
7,194	Federal National Mortgage Association, Pool # BM5971, 3.50%, due 06/01/49	6,580
370,898	Federal National Mortgage Association, Pool # BM6482, 6.76%, (1 yr. RFUCC Treasury + 1.58%), due 04/01/47(b)	383,436
165,032	Federal National Mortgage Association, Pool # BO1420, 3.50%, due 09/01/49	150,407
7,404	Federal National Mortgage Association, Pool # BO1439, 3.00%, due 10/01/49	6,487
326,875	Federal National Mortgage Association, Pool # BO5387, 3.50%, due 12/01/49	300,104
244,888	Federal National Mortgage Association, Pool # BP5568, 3.00%, due 06/01/50	214,491
1,196,262	Federal National Mortgage Association, Pool # BP6618, 2.50%, due 08/01/50	1,003,549
413,135	Federal National Mortgage Association, Pool # BQ3138, 2.50%, due 10/01/50	347,951
1,092,203	Federal National Mortgage Association, Pool # BV8474, 3.00%, due 05/01/52	960,228
669,313	Federal National Mortgage Association, Pool # CA0623, 4.50%, due 10/01/47	653,175
404,796	Federal National Mortgage Association, Pool # CA0655, 3.50%, due 11/01/47	372,918
255,749	Federal National Mortgage Association, Pool # CA0855, 3.50%, due 12/01/47	234,922
11,177	Federal National Mortgage Association, Pool # CA1545, 4.00%, due 04/01/48	10,587
215,877	Federal National Mortgage Association, Pool # CA3828, 4.00%, due 07/01/49	203,832
569,431	Federal National Mortgage Association, Pool # CA3986, 5.00%, due 08/01/49	566,648
376,490	Federal National Mortgage Association, Pool # CA4149, 3.00%, due 09/01/49	326,863
27,629	Federal National Mortgage Association, Pool # CA4546, 3.00%, due 11/01/49	24,286
413,089	Federal National Mortgage Association, Pool # CA5229, 3.00%, due 02/01/50	358,626
468,748	Federal National Mortgage Association, Pool # CA5556, 3.50%, due 04/01/50	426,953
976,260	Federal National Mortgage Association, Pool # CA6738, 3.00%, due 08/01/50	854,473
2,392,524	Federal National Mortgage Association, Pool # CA6840, 2.00%, due 09/01/35	2,201,109
673,042	Federal National Mortgage Association, Pool # CA6909, 2.50%, due 09/01/50	568,058
806,370	Federal National Mortgage Association, Pool # CA9171, 2.00%, due 02/01/51	642,292
4,972,914	Federal National Mortgage Association, Pool # CB0671, 2.50%, due 06/01/51	4,205,358
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,203,718	Federal National Mortgage Association, Pool # CB1273, 2.00%, due 08/01/51	962,679
1,429,830	Federal National Mortgage Association, Pool # CB2243, 2.50%, due 11/01/36	1,344,468
460,989	Federal National Mortgage Association, Pool # CB2287, 2.50%, due 12/01/51	387,265
396,374	Federal National Mortgage Association, Pool # CB2858, 2.50%, due 02/01/52	332,494
1,040,736	Federal National Mortgage Association, Pool # CB2889, 3.00%, due 02/01/52	902,871
387,501	Federal National Mortgage Association, Pool # CB3126, 3.50%, due 03/01/52	353,525
711,589	Federal National Mortgage Association, Pool # CB3158, 2.50%, due 03/01/52	596,761
1,858,721	Federal National Mortgage Association, Pool # CB3512, 4.00%, due 05/01/52	1,740,391
639,554	Federal National Mortgage Association, Pool # CB3601, 3.50%, due 05/01/52	579,974
1,489,662	Federal National Mortgage Association, Pool # CB3606, 3.50%, due 05/01/52	1,344,423
900,677	Federal National Mortgage Association, Pool # CB3618, 4.00%, due 05/01/52	839,952
926,926	Federal National Mortgage Association, Pool # CB3865, 4.50%, due 06/01/52	894,100
660,832	Federal National Mortgage Association, Pool # CB3910, 4.00%, due 06/01/52	616,069
380,475	Federal National Mortgage Association, Pool # CB4028, 4.50%, due 07/01/52	366,154
723,422	Federal National Mortgage Association, Pool # CB4040, 5.00%, due 07/01/52	713,464
718,238	Federal National Mortgage Association, Pool # CB4090, 4.00%, due 07/01/52	672,513
1,389,906	Federal National Mortgage Association, Pool # CB4101, 4.50%, due 07/01/52	1,333,711
790,080	Federal National Mortgage Association, Pool # CB4167, 5.00%, due 07/01/52	783,355
910,472	Federal National Mortgage Association, Pool # CB4300, 4.50%, due 08/01/52	876,198
1,107,243	Federal National Mortgage Association, Pool # CB4304, 4.50%, due 08/01/52	1,061,644
1,874,270	Federal National Mortgage Association, Pool # CB4337, 4.50%, due 08/01/52	1,821,359
4,416,555	Federal National Mortgage Association, Pool # CB4352, 5.00%, due 08/01/52	4,381,778
1,313,465	Federal National Mortgage Association, Pool # CB4387, 4.50%, due 08/01/52	1,259,604
1,778,713	Federal National Mortgage Association, Pool # CB4395, 4.50%, due 08/01/52	1,705,523
734,888	Federal National Mortgage Association, Pool # CB4562, 5.00%, due 09/01/52	724,089
453,939	Federal National Mortgage Association, Pool # CB4675, 4.50%, due 09/01/52	435,958
331,516	Federal National Mortgage Association, Pool # CB4838, 5.00%, due 10/01/52	327,636
1,653,419	Federal National Mortgage Association, Pool # CB5434, 5.00%, due 01/01/53	1,636,831
1,311,885	Federal National Mortgage Association, Pool # CB6059, 5.00%, due 04/01/53	1,295,800
2,822,031	Federal National Mortgage Association, Pool # CB7336, 5.50%, due 10/01/53	2,836,302
1,346,077	Federal National Mortgage Association, Pool # CB9429, 5.00%, due 11/01/54	1,321,986
552,851	Federal National Mortgage Association, Pool # CB9463, 5.00%, due 11/01/54	547,406
1,878,805	Federal National Mortgage Association, Pool # CB9649, 5.00%, due 12/01/54	1,850,775
333,120	Federal National Mortgage Association, Pool # CB9794, 5.50%, due 01/01/55	336,686
2,583,888	Federal National Mortgage Association, Pool # FA0018, 2.50%, due 04/01/52	2,168,771
896,327	Federal National Mortgage Association, Pool # FA0243, 5.50%, due 12/01/54	901,820
605,547	Federal National Mortgage Association, Pool # FM0030, 3.00%, due 02/01/49	537,698
160,397	Federal National Mortgage Association, Pool # FM1001, 3.50%, due 11/01/48	147,560
120,916	Federal National Mortgage Association, Pool # FM1347, 3.00%, due 12/01/48	107,440
471,650	Federal National Mortgage Association, Pool # FM1467, 3.00%, due 12/01/47	419,822
472,819	Federal National Mortgage Association, Pool # FM1588, 3.00%, due 10/01/49	419,628
256,743	Federal National Mortgage Association, Pool # FM1715, 3.00%, due 12/01/45	228,770
355,610	Federal National Mortgage Association, Pool # FM1790, 3.00%, due 11/01/49	308,733
251,598	Federal National Mortgage Association, Pool # FM1864, 3.00%, due 11/01/49	221,153
1,580,769	Federal National Mortgage Association, Pool # FM2226, 3.00%, due 09/01/46	1,428,148
659,738	Federal National Mortgage Association, Pool # FM2274, 4.00%, due 08/01/49	624,218
306,904	Federal National Mortgage Association, Pool # FM2336, 4.00%, due 01/01/50	289,494
333,933	Federal National Mortgage Association, Pool # FM2461, 3.50%, due 03/01/50	302,946
446,442	Federal National Mortgage Association, Pool # FM2570, 4.50%, due 04/01/48	445,350
84See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
781,438	Federal National Mortgage Association, Pool # FM2664, 3.50%, due 03/01/50	706,289
1,007,286	Federal National Mortgage Association, Pool # FM2725, 3.00%, due 02/01/50	874,485
1,091,907	Federal National Mortgage Association, Pool # FM3250, 3.50%, due 05/01/50	995,798
604,237	Federal National Mortgage Association, Pool # FM4330, 2.50%, due 10/01/50	510,498
2,461,779	Federal National Mortgage Association, Pool # FM4765, 2.00%, due 11/01/50	1,981,657
24,559	Federal National Mortgage Association, Pool # FM5035, 4.00%, due 07/01/50	23,236
716,247	Federal National Mortgage Association, Pool # FM6039, 3.50%, due 06/01/50	652,718
1,733,992	Federal National Mortgage Association, Pool # FM6497, 2.00%, due 03/01/51	1,400,164
657,395	Federal National Mortgage Association, Pool # FM6585, 3.50%, due 11/01/40	625,664
642,550	Federal National Mortgage Association, Pool # FM7341, 4.00%, due 03/01/48	609,069
238,327	Federal National Mortgage Association, Pool # FM7441, 3.00%, due 05/01/51	206,491
974,313	Federal National Mortgage Association, Pool # FM7785, 4.00%, due 05/01/49	922,626
1,576,061	Federal National Mortgage Association, Pool # FM7794, 4.00%, due 01/01/50	1,488,571
1,557,227	Federal National Mortgage Association, Pool # FM8216, 4.00%, due 11/01/48	1,468,518
978,322	Federal National Mortgage Association, Pool # FM8325, 2.50%, due 07/01/35	937,179
770,205	Federal National Mortgage Association, Pool # FM8451, 2.50%, due 08/01/51	647,489
1,278,591	Federal National Mortgage Association, Pool # FM8603, 4.00%, due 09/01/49	1,211,032
4,198,112	Federal National Mortgage Association, Pool # FM8779, 2.50%, due 09/01/51	3,539,850
2,779,861	Federal National Mortgage Association, Pool # FM9000, 2.00%, due 06/01/51	2,234,676
1,221,659	Federal National Mortgage Association, Pool # FM9461, 3.50%, due 11/01/51	1,107,661
848,011	Federal National Mortgage Association, Pool # FM9726, 2.50%, due 11/01/51	714,961
486,686	Federal National Mortgage Association, Pool # FM9977, 4.00%, due 02/01/50	459,236
1,209,044	Federal National Mortgage Association, Pool # FP0077, 3.50%, due 03/01/51	1,099,404
901,614	Federal National Mortgage Association, Pool # FS0027, 2.50%, due 11/01/51	760,062
983,403	Federal National Mortgage Association, Pool # FS0194, 2.50%, due 01/01/52	825,489
2,027,442	Federal National Mortgage Association, Pool # FS0644, 3.00%, due 02/01/52	1,772,161
110,112	Federal National Mortgage Association, Pool # FS0703, 4.00%, due 01/01/49	104,250
1,875,403	Federal National Mortgage Association, Pool # FS0715, 3.00%, due 01/01/52	1,639,956
338,102	Federal National Mortgage Association, Pool # FS0717, 3.00%, due 02/01/52	293,581
406,920	Federal National Mortgage Association, Pool # FS1201, 3.00%, due 01/01/50	353,204
637,807	Federal National Mortgage Association, Pool # FS1205, 3.50%, due 04/01/52	576,887
1,161,419	Federal National Mortgage Association, Pool # FS1228, 3.00%, due 03/01/52	1,015,176
479,447	Federal National Mortgage Association, Pool # FS1285, 3.50%, due 02/01/52	436,744
358,465	Federal National Mortgage Association, Pool # FS1427, 3.00%, due 02/01/50	315,028
287,977	Federal National Mortgage Association, Pool # FS1602, 4.00%, due 07/01/49	272,776
198,854	Federal National Mortgage Association, Pool # FS1637, 4.00%, due 04/01/52	186,196
2,530,267	Federal National Mortgage Association, Pool # FS1938, 2.50%, due 02/01/52	2,124,135
1,170,563	Federal National Mortgage Association, Pool # FS1976, 4.00%, due 08/01/51	1,108,833
962,880	Federal National Mortgage Association, Pool # FS2187, 4.00%, due 06/01/52	907,623
63,300	Federal National Mortgage Association, Pool # FS2354, 4.00%, due 06/01/52	59,505
1,456,791	Federal National Mortgage Association, Pool # FS2896, 4.50%, due 09/01/52	1,410,613
892,967	Federal National Mortgage Association, Pool # FS2920, 3.00%, due 07/01/36	856,399
423,302	Federal National Mortgage Association, Pool # FS2969, 4.50%, due 10/01/52	409,884
1,902,926	Federal National Mortgage Association, Pool # FS3040, 3.00%, due 12/01/51	1,652,673
562,705	Federal National Mortgage Association, Pool # FS3067, 4.00%, due 07/01/52	526,881
555,079	Federal National Mortgage Association, Pool # FS3139, 4.50%, due 10/01/52	534,183
597,471	Federal National Mortgage Association, Pool # FS3158, 4.50%, due 11/01/52	576,313
436,267	Federal National Mortgage Association, Pool # FS3276, 4.50%, due 12/01/37	433,749
271,794	Federal National Mortgage Association, Pool # FS3310, 4.50%, due 11/01/37	270,560
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
912,018	Federal National Mortgage Association, Pool # FS3332, 5.50%, due 12/01/52	920,306
531,035	Federal National Mortgage Association, Pool # FS3405, 5.50%, due 12/01/52	538,637
845,363	Federal National Mortgage Association, Pool # FS3417, 5.00%, due 12/01/52	834,999
1,642,907	Federal National Mortgage Association, Pool # FS3560, 4.50%, due 04/01/53	1,584,726
1,878,413	Federal National Mortgage Association, Pool # FS4223, 4.50%, due 05/01/47	1,854,919
1,072,005	Federal National Mortgage Association, Pool # FS4312, 4.50%, due 03/01/53	1,031,649
1,147,921	Federal National Mortgage Association, Pool # FS4758, 2.50%, due 01/01/36	1,083,768
817,957	Federal National Mortgage Association, Pool # FS5171, 3.00%, due 12/01/51	715,726
348,213	Federal National Mortgage Association, Pool # FS5263, 4.50%, due 05/01/53	336,141
293,390	Federal National Mortgage Association, Pool # FS5590, 5.50%, due 07/01/53	295,535
867,332	Federal National Mortgage Association, Pool # FS5656, 5.50%, due 08/01/53	874,327
1,414,984	Federal National Mortgage Association, Pool # FS5871, 2.00%, due 07/01/51	1,130,015
1,594,129	Federal National Mortgage Association, Pool # FS5912, 4.00%, due 05/01/52	1,486,564
413,112	Federal National Mortgage Association, Pool # FS6158, 4.00%, due 07/01/52	385,470
1,389,712	Federal National Mortgage Association, Pool # FS6255, 3.50%, due 08/01/52	1,261,989
393,120	Federal National Mortgage Association, Pool # FS6645, 3.00%, due 05/01/52	345,354
689,293	Federal National Mortgage Association, Pool # FS7206, 5.50%, due 02/01/54	696,511
611,536	Federal National Mortgage Association, Pool # FS7249, 4.50%, due 10/01/52	590,334
898,930	Federal National Mortgage Association, Pool # FS7381, 3.50%, due 09/01/52	816,014
1,897,880	Federal National Mortgage Association, Pool # FS7404, 3.50%, due 01/01/48	1,749,774
617,507	Federal National Mortgage Association, Pool # FS7532, 5.50%, due 03/01/54	620,994
2,785,477	Federal National Mortgage Association, Pool # FS7948, 2.50%, due 04/01/52	2,350,742
984,702	Federal National Mortgage Association, Pool # FS8125, 5.50%, due 05/01/54	991,818
1,145,780	Federal National Mortgage Association, Pool # FS8422, 4.00%, due 09/01/53	1,072,843
595,923	Federal National Mortgage Association, Pool # FS9784, 5.50%, due 11/01/54	600,710
60,598	Federal National Mortgage Association, Pool # MA2516, 3.00%, due 01/01/46	53,902
92,345	Federal National Mortgage Association, Pool # MA2781, 2.50%, due 10/01/46	78,989
14,474	Federal National Mortgage Association, Pool # MA2835, 4.00%, due 12/01/46	13,719
2,204,968	Federal National Mortgage Association, Pool # MA2863, 3.00%, due 01/01/47	1,956,355
266,979	Federal National Mortgage Association, Pool # MA3058, 4.00%, due 07/01/47	252,986
266,892	Federal National Mortgage Association, Pool # MA3076, 2.50%, due 07/01/32	256,063
74,685	Federal National Mortgage Association, Pool # MA3087, 3.50%, due 08/01/47	68,819
294,588	Federal National Mortgage Association, Pool # MA3114, 2.50%, due 08/01/32	283,171
281,732	Federal National Mortgage Association, Pool # MA3124, 2.50%, due 09/01/32	270,812
57,282	Federal National Mortgage Association, Pool # MA3155, 3.00%, due 10/01/32	55,672
2,857,017	Federal National Mortgage Association, Pool # MA3182, 3.50%, due 11/01/47	2,628,187
6,033,889	Federal National Mortgage Association, Pool # MA3210, 3.50%, due 12/01/47	5,542,512
120,114	Federal National Mortgage Association, Pool # MA3211, 4.00%, due 12/01/47	114,065
86,217	Federal National Mortgage Association, Pool # MA3238, 3.50%, due 01/01/48	79,080
218,278	Federal National Mortgage Association, Pool # MA3332, 3.50%, due 04/01/48	199,772
58,170	Federal National Mortgage Association, Pool # MA3364, 3.50%, due 05/01/33	57,302
46,345	Federal National Mortgage Association, Pool # MA3385, 4.50%, due 06/01/48	45,087
66,729	Federal National Mortgage Association, Pool # MA3442, 3.50%, due 08/01/48	60,929
52,355	Federal National Mortgage Association, Pool # MA3521, 4.00%, due 11/01/48	49,535
537,060	Federal National Mortgage Association, Pool # MA3871, 3.00%, due 12/01/49	470,882
3,470,891	Federal National Mortgage Association, Pool # MA3937, 3.00%, due 02/01/50	3,042,777
110,808	Federal National Mortgage Association, Pool # MA3960, 3.00%, due 03/01/50	96,883
271,071	Federal National Mortgage Association, Pool # MA4014, 3.00%, due 05/01/35	259,972
637,749	Federal National Mortgage Association, Pool # MA4018, 2.00%, due 05/01/50	510,304
86See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
399,441	Federal National Mortgage Association, Pool # MA4048, 3.00%, due 06/01/50	350,109
110,654	Federal National Mortgage Association, Pool # MA4120, 2.50%, due 09/01/50	92,796
1,417,156	Federal National Mortgage Association, Pool # MA4158, 2.00%, due 10/01/50	1,131,754
922,016	Federal National Mortgage Association, Pool # MA4159, 2.50%, due 10/01/50	769,256
372,314	Federal National Mortgage Association, Pool # MA4181, 1.50%, due 11/01/50	280,716
284,342	Federal National Mortgage Association, Pool # MA4204, 2.00%, due 12/01/40	246,164
673,136	Federal National Mortgage Association, Pool # MA4208, 2.00%, due 12/01/50	537,362
3,175,284	Federal National Mortgage Association, Pool # MA4209, 1.50%, due 12/01/50	2,392,108
433,806	Federal National Mortgage Association, Pool # MA4232, 2.00%, due 01/01/41	374,734
447,633	Federal National Mortgage Association, Pool # MA4236, 1.50%, due 01/01/51	337,331
1,596,302	Federal National Mortgage Association, Pool # MA4237, 2.00%, due 01/01/51	1,273,825
776,729	Federal National Mortgage Association, Pool # MA4238, 2.50%, due 01/01/51	649,679
889,703	Federal National Mortgage Association, Pool # MA4254, 1.50%, due 02/01/51	670,182
1,798,333	Federal National Mortgage Association, Pool # MA4255, 2.00%, due 02/01/51	1,433,361
442,753	Federal National Mortgage Association, Pool # MA4268, 2.00%, due 02/01/41	382,414
91,119	Federal National Mortgage Association, Pool # MA4281, 2.00%, due 03/01/51	72,569
200,847	Federal National Mortgage Association, Pool # MA4305, 2.00%, due 04/01/51	159,950
4,679,646	Federal National Mortgage Association, Pool # MA4325, 2.00%, due 05/01/51	3,726,253
1,341,648	Federal National Mortgage Association, Pool # MA4326, 2.50%, due 05/01/51	1,118,291
247,611	Federal National Mortgage Association, Pool # MA4333, 2.00%, due 05/01/41	213,054
287,663	Federal National Mortgage Association, Pool # MA4356, 2.50%, due 06/01/51	240,267
356,962	Federal National Mortgage Association, Pool # MA4380, 3.00%, due 07/01/51	311,318
399,291	Federal National Mortgage Association, Pool # MA4399, 2.50%, due 08/01/51	332,444
854,937	Federal National Mortgage Association, Pool # MA4549, 3.00%, due 02/01/52	741,774
1,277,167	Federal National Mortgage Association, Pool # MA4618, 4.00%, due 04/01/52	1,188,747
1,103,213	Federal National Mortgage Association, Pool # MA4644, 4.00%, due 05/01/52	1,028,545
2,275,703	Federal National Mortgage Association, Pool # MA4656, 4.50%, due 07/01/52	2,181,983
771,664	Federal National Mortgage Association, Pool # MA4686, 5.00%, due 06/01/52	760,485
2,912,607	Federal National Mortgage Association, Pool # MA4733, 4.50%, due 09/01/52	2,792,862
938,869	Federal National Mortgage Association, Pool # MA4761, 5.00%, due 09/01/52	925,218
1,789,804	Federal National Mortgage Association, Pool # MA4806, 5.00%, due 11/01/52	1,766,919
1,570,543	Federal National Mortgage Association, Pool # MA4894, 6.00%, due 01/01/53	1,601,558
4,006,428	Federal National Mortgage Association, Pool # MA4979, 5.50%, due 04/01/53	4,015,046
870,925	Federal National Mortgage Association, Pool # MA5010, 5.50%, due 05/01/53	872,799
414,274	Federal National Mortgage Association, Pool # MA5139, 6.00%, due 09/01/53	421,852
366,969	Federal National Mortgage Association REMICS, Series 2011-59, Class NZ, 5.50%, due 07/25/41	378,248
1,081	Federal National Mortgage Association REMICS, Series 2012-28, Class B, 6.50%, due 06/25/39	1,108
99,201	Government National Mortgage Association, Pool # 004636, 4.50%, due 02/20/40	98,486
18,739	Government National Mortgage Association, Pool # 004678, 4.50%, due 04/20/40	18,603
111,353	Government National Mortgage Association, Pool # 004833, 4.00%, due 10/20/40	106,543
104,900	Government National Mortgage Association, Pool # 004977, 4.00%, due 03/20/41	100,368
263,466	Government National Mortgage Association, Pool # 004978, 4.50%, due 03/20/41	261,565
409,054	Government National Mortgage Association, Pool # 005055, 4.50%, due 05/20/41	406,103
214,122	Government National Mortgage Association, Pool # 734152, 4.00%, due 01/15/41	203,965
16,099	Government National Mortgage Association, Pool # 783637, 3.00%, due 06/20/42	14,703
1,398,598	Government National Mortgage Association, Pool # 784369, 4.00%, due 08/15/45	1,328,336
147,428	Government National Mortgage Association, Pool # 784605, 4.50%, due 01/15/42	144,666
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
2,524,137	Government National Mortgage Association, Pool # 785283, 2.50%, due 01/20/51	2,147,578
355,352	Government National Mortgage Association, Pool # 796468, 4.00%, due 09/20/42	338,241
82,139	Government National Mortgage Association, Pool # AL8626, 3.00%, due 08/15/45	73,298
574,967	Government National Mortgage Association, Pool # AV9421, 3.50%, due 11/20/46	530,426
307,692	Government National Mortgage Association, Pool # AY7555, 3.50%, due 04/20/47	283,848
156,215	Government National Mortgage Association, Pool # MA0462, 3.50%, due 10/20/42	146,240
23,377	Government National Mortgage Association, Pool # MA0624, 3.00%, due 12/20/42	21,319
104,326	Government National Mortgage Association, Pool # MA0625, 3.50%, due 12/20/42	97,653
59,145	Government National Mortgage Association, Pool # MA0698, 3.00%, due 01/20/43	53,915
201,018	Government National Mortgage Association, Pool # MA0851, 3.00%, due 03/20/43	183,158
161,623	Government National Mortgage Association, Pool # MA0852, 3.50%, due 03/20/43	151,237
33,801	Government National Mortgage Association, Pool # MA1156, 3.00%, due 07/20/43	30,714
110,026	Government National Mortgage Association, Pool # MA1376, 4.00%, due 10/20/43	105,042
49,687	Government National Mortgage Association, Pool # MA1599, 3.00%, due 01/20/44	45,170
101,646	Government National Mortgage Association, Pool # MA2371, 3.50%, due 11/20/44	94,723
81,694	Government National Mortgage Association, Pool # MA2372, 4.00%, due 11/20/44	77,658
73,835	Government National Mortgage Association, Pool # MA2825, 3.00%, due 05/20/45	66,412
171,227	Government National Mortgage Association, Pool # MA3310, 3.50%, due 12/20/45	159,238
69,008	Government National Mortgage Association, Pool # MA3377, 4.00%, due 01/20/46	65,450
103,206	Government National Mortgage Association, Pool # MA3455, 4.00%, due 02/20/46	97,917
194,678	Government National Mortgage Association, Pool # MA3456, 4.50%, due 02/20/46	190,395
168,315	Government National Mortgage Association, Pool # MA3596, 3.00%, due 04/20/46	151,252
322,231	Government National Mortgage Association, Pool # MA3803, 3.50%, due 07/20/46	299,739
239,172	Government National Mortgage Association, Pool # MA3873, 3.00%, due 08/20/46	214,863
112,351	Government National Mortgage Association, Pool # MA4004, 3.50%, due 10/20/46	104,329
65,659	Government National Mortgage Association, Pool # MA4071, 4.50%, due 11/20/46	64,296
58,270	Government National Mortgage Association, Pool # MA4125, 2.50%, due 12/20/46	50,725
91,442	Government National Mortgage Association, Pool # MA4263, 4.00%, due 02/20/47	86,214
144,327	Government National Mortgage Association, Pool # MA4585, 3.00%, due 07/20/47	129,417
135,532	Government National Mortgage Association, Pool # MA4586, 3.50%, due 07/20/47	125,321
345,706	Government National Mortgage Association, Pool # MA4720, 4.00%, due 09/20/47	326,061
97,945	Government National Mortgage Association, Pool # MA4838, 4.00%, due 11/20/47	92,379
395,296	Government National Mortgage Association, Pool # MA5019, 3.50%, due 02/20/48	365,231
46,022	Government National Mortgage Association, Pool # MA5021, 4.50%, due 02/20/48	44,952
16,118	Government National Mortgage Association, Pool # MA5079, 4.50%, due 03/20/48	15,743
191,333	Government National Mortgage Association, Pool # MA5264, 4.00%, due 06/20/48	180,457
109,283	Government National Mortgage Association, Pool # MA5397, 3.50%, due 08/20/48	100,960
111,652	Government National Mortgage Association, Pool # MA5466, 4.00%, due 09/20/48	105,305
90,788	Government National Mortgage Association, Pool # MA5467, 4.50%, due 09/20/48	88,452
38,837	Government National Mortgage Association, Pool # MA5530, 5.00%, due 10/20/48	38,867
66,745	Government National Mortgage Association, Pool # MA5762, 3.50%, due 02/20/49	61,663
3,679,178	Government National Mortgage Association, Pool # MA5764, 4.50%, due 02/20/49	3,594,947
61,934	Government National Mortgage Association, Pool # MA5817, 4.00%, due 03/20/49	58,414
223,161	Government National Mortgage Association, Pool # MA5874, 3.00%, due 04/20/49	200,372
858,409	Government National Mortgage Association, Pool # MA5876, 4.00%, due 04/20/49	815,185
433,972	Government National Mortgage Association, Pool # MA6038, 3.00%, due 07/20/49	387,556
3,601,808	Government National Mortgage Association, Pool # MA6090, 3.50%, due 08/20/49	3,296,989
156,763	Government National Mortgage Association, Pool # MA6338, 3.00%, due 12/20/49	139,352
363,459	Government National Mortgage Association, Pool # MA6409, 3.00%, due 01/20/50	323,342
88See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
71,682	Government National Mortgage Association, Pool # MA6476, 4.00%, due 02/20/50	67,448
1,974,841	Government National Mortgage Association, Pool # MA6540, 2.50%, due 03/20/50	1,679,907
46,571	Government National Mortgage Association, Pool # MA6865, 2.50%, due 09/20/50	39,662
5,123,969	Government National Mortgage Association, Pool # MA6930, 2.00%, due 10/20/50	4,177,366
213,034	Government National Mortgage Association, Pool # MA6931, 2.50%, due 10/20/50	181,426
162,332	Government National Mortgage Association, Pool # MA6995, 2.50%, due 11/20/50	138,295
2,926,692	Government National Mortgage Association, Pool # MA7589, 2.50%, due 09/20/51	2,489,574
3,991,404	Government National Mortgage Association, Pool # MA7880, 2.00%, due 02/20/52	3,254,368
2,309,973	Government National Mortgage Association, Pool # MA7883, 3.50%, due 02/20/52	2,110,884
1,631,562	Government National Mortgage Association, Pool # MA7938, 3.50%, due 03/20/52	1,489,686
847,488	Government National Mortgage Association, Pool # MA7939, 4.00%, due 03/20/52	792,215
2,733,973	Government National Mortgage Association, Pool # MA8044, 3.50%, due 05/20/52	2,495,385
1,616,409	Government National Mortgage Association, Pool # MA8150, 4.00%, due 07/20/52	1,511,147
2,468,809	Government National Mortgage Association, Pool # MA8267, 4.00%, due 09/20/52	2,308,669
1,487,372	Government National Mortgage Association, Pool # MA8429, 5.50%, due 11/20/52	1,504,232
2,768,291	Government National Mortgage Association, Pool # MA8642, 2.50%, due 02/20/53	2,374,530
909,385	Government National Mortgage Association, Pool # MA8725, 5.00%, due 03/20/53	898,488
2,014,856	Government National Mortgage Association, Pool # MA9782, 7.00%, due 07/20/54	2,082,461
1,000,000	Government National Mortgage Association, TBA, 6.00%, due 07/20/54	1,014,920
500,000	Uniform Mortgage-Backed Security, TBA, 4.00%, due 07/01/54	464,981
500,000	Uniform Mortgage-Backed Security, TBA, 5.00%, due 08/01/54	489,755
		401,439,718
	Municipal Obligations — 0.7%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	59,126
355,000	Bay Area Toll Authority, 6.26%, due 04/01/49	373,749
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,429,156
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(g)	76,855
1,055,000	Empire State Development Corp., 5.77%, due 03/15/39	1,089,047
257,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	185,326
735,053	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	730,235
280,000	Maryland Economic Development Corp., 5.43%, due 05/31/56	266,896
338,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	365,368
885,000	State of California, 7.50%, due 04/01/34	1,027,665
655,000	State of California, 7.55%, due 04/01/39	785,784
935,000	State of Connecticut, 3.98%, due 06/15/29	934,070
1,690,000	University of Michigan, 4.45%, due 04/01/22(g)	1,327,783
940,000	University of Virginia, 2.26%, due 09/01/50	536,057
595,000	University of Virginia, 2.58%, due 11/01/51	360,813
185,000	University of Virginia, 4.18%, due 09/01/17(g)	138,200
		9,686,130
	Sovereign Debt Obligations — 0.4%
200,000	Bermuda Government International Bonds, 2.38%, due 08/20/30 144A	178,460
800,000	Cassa Depositi e Prestiti SpA, 5.88%, due 04/30/29 144A	837,428
560,000	Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	558,936
535,000	Hungary Government International Bonds, 5.38%, due 09/26/30 144A	540,549
999,000	Israel Government International Bonds, 5.38%, due 02/19/30	1,019,308
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Sovereign Debt Obligations — continued
695,000	Mexico Government International Bonds, 6.88%, due 05/13/37	726,570
300,000	Mexico Government International Bonds, 6.75%, due 09/27/34	319,200
340,000	Province of Alberta, 1.30%, due 07/22/30	298,458
175,000	Province of Alberta, 3.30%, due 03/15/28	172,547
100,000	Province of Manitoba, 2.13%, due 06/22/26	98,122
220,000	Province of Quebec, 2.75%, due 04/12/27	215,774
400,000	Serbia International Bonds, 6.25%, due 05/26/28(i)	413,883
		5,379,235
	U.S. Government and Agency Obligations — 18.3%
75,000	Federal National Mortgage Association, 0.88%, due 08/05/30	64,830
310,000	Federal National Mortgage Association, 4.41%, due 03/17/31(j)	245,077
545,000	Federal National Mortgage Association, 6.63%, due 11/15/30	616,907
150,000	Tennessee Valley Authority, 1.50%, due 09/15/31	128,956
910,000	Tennessee Valley Authority, 5.25%, due 02/01/55	889,593
60,000	Tennessee Valley Authority, 7.13%, due 05/01/30	68,653
95,000	Tennessee Valley Authority Generic STRIPS, 4.78%, due 07/15/34(j)	63,699
10,753,000	U.S. Treasury Bonds, 1.38%, due 08/15/50	5,305,093
2,089,000	U.S. Treasury Bonds, 1.63%, due 11/15/50	1,101,213
635,000	U.S. Treasury Bonds, 2.00%, due 02/15/50	373,112
2,240,000	U.S. Treasury Bonds, 2.38%, due 11/15/49	1,441,388
18,915,000	U.S. Treasury Bonds, 2.38%, due 05/15/51(k)	11,999,942
16,490,000	U.S. Treasury Bonds, 3.00%, due 02/15/49(l)(m)	12,154,934
5,700,000	U.S. Treasury Bonds, 3.25%, due 05/15/42	4,717,418
2,726,000	U.S. Treasury Bonds, 3.38%, due 11/15/48	2,157,267
9,905,000	U.S. Treasury Bonds, 3.63%, due 08/15/43	8,524,491
8,130,000	U.S. Treasury Bonds, 4.00%, due 11/15/42	7,419,578
930,000	U.S. Treasury Bonds, 4.00%, due 11/15/52	813,641
13,341,000	U.S. Treasury Bonds, 4.25%, due 02/15/54	12,173,663
6,893,000	U.S. Treasury Bonds, 4.25%, due 08/15/54	6,296,863
18,111,000	U.S. Treasury Bonds, 4.50%, due 02/15/44	17,505,413
10,462,000	U.S. Treasury Bonds, 4.63%, due 05/15/44	10,262,977
7,105,000	U.S. Treasury Bonds, 4.63%, due 11/15/44	6,957,349
13,363,000	U.S. Treasury Bonds, 4.63%, due 02/15/55	13,012,221
4,221,000	U.S. Treasury Bonds, 4.75%, due 11/15/43	4,217,867
105,000	U.S. Treasury Bonds, 4.75%, due 11/15/53	104,081
120,000	U.S. Treasury Bonds, 4.75%, due 05/15/55	119,344
3,751,000	U.S. Treasury Bonds, 5.00%, due 05/15/45	3,853,859
2,904,858	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/30	2,742,231
2,155,000	U.S. Treasury Notes, 0.50%, due 04/30/27	2,032,350
1,955,000	U.S. Treasury Notes, 3.75%, due 04/30/27	1,955,000
1,200,000	U.S. Treasury Notes, 3.88%, due 05/31/27	1,202,906
5,750,000	U.S. Treasury Notes, 3.88%, due 03/15/28	5,778,525
1,915,000	U.S. Treasury Notes, 3.88%, due 06/15/28	1,925,248
12,002,000	U.S. Treasury Notes, 3.88%, due 06/30/30	12,048,414
18,277,000	U.S. Treasury Notes, 4.00%, due 02/28/30	18,459,056
23,639,000	U.S. Treasury Notes, 4.00%, due 06/30/32	23,659,315
12,296,000	U.S. Treasury Notes, 4.13%, due 02/28/27	12,361,803
7,586,000	U.S. Treasury Notes, 4.25%, due 11/15/34	7,613,262
90See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
14,939,000	U.S. Treasury Notes, 4.25%, due 05/15/35	14,963,509
995,000	U.S. Treasury Notes, 4.63%, due 06/15/27	1,011,635
2,395,000	U.S. Treasury STRIPS Coupon, 2.66%, due 08/15/44(j)(k)	919,394
3,500,000	U.S. Treasury STRIPS Coupon, 2.67%, due 02/15/43(j)	1,458,566
7,055,000	U.S. Treasury STRIPS Coupon, 3.37%, due 11/15/41(j)	3,161,242
345,000	U.S. Treasury STRIPS Coupon, 4.37%, due 08/15/43(j)	139,460
100,000	U.S. Treasury STRIPS Coupon, 4.72%, due 02/15/40(j)	49,543
2,690,000	U.S. Treasury STRIPS Coupon, 4.84%, due 02/15/42(j)	1,187,075
		245,257,963
	TOTAL DEBT OBLIGATIONS (COST $1,348,407,496)	1,319,846,386

Shares	Description	Value ($)
	COMMON STOCK — 0.0%
	Industrial — 0.0%
924	Altera Infrastructure LP/Teekay Offshore Finance Corp.*	24,486
	TOTAL COMMON STOCK (COST $234,312)	24,486

Par Value(a)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.7%
	Mutual Fund - Securities Lending Collateral — 0.7%
9,879,095	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(n)(o)	9,879,095
	TOTAL SHORT-TERM INVESTMENT (COST $9,879,095)	9,879,095
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 99.0% (Cost $1,358,520,903)	1,329,749,967
	TBA SALE COMMITMENTS — (0.7)%
(3,000,000)	Uniform Mortgage-Backed Security, TBA, 2.00%, due 08/01/54	(2,376,506)
(3,000,000)	Uniform Mortgage-Backed Security, TBA, 2.50%, due 08/01/54	(2,488,318)
(1,500,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 07/01/54	(1,394,942)
(500,000)	Uniform Mortgage-Backed Security, TBA, 4.00%, due 08/01/54	(464,883)
(1,500,000)	Uniform Mortgage-Backed Security, TBA, 4.50%, due 08/01/54	(1,434,281)
(1,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 08/01/54	(1,522,954)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $9,621,279)	(9,681,884)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 98.3% (Cost $1,348,899,624)	1,320,068,083
	Other Assets and Liabilities (net) — 1.7%	23,392,053
	NET ASSETS — 100.0%	$1,343,460,136

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2025.
(c)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	All or a portion of this security is out on loan.
(f)	Security is perpetual and has no stated maturity date.
(g)	Year of maturity is greater than 2100.
(h)	When-issued security.
(i)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(j)	Interest rate presented is yield to maturity.
(k)	All or a portion of this security is pledged for open futures collateral.
(l)	All or a portion of this security is pledged for open forward foreign currency contracts collateral.
(m)	All or a portion of this security is pledged for open centrally cleared swaps collateral.
(n)	The rate disclosed is the 7-day net yield as of June 30, 2025.
(o)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $264,176,401 which represents 19.7% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	510,422	USD	580,481	07/02/25	Barclays Bank PLC	$18,678
EUR	24,414,774	USD	28,332,696	07/02/25	JPMorgan Chase Bank N.A.	326,573
EUR	3,396,420	USD	3,966,836	08/04/25	JPMorgan Chase Bank N.A.	28,748
USD	28,305,841	EUR	24,925,196	07/02/25	Barclays Bank PLC	(952,587)
USD	28,395,022	EUR	24,414,774	08/04/25	JPMorgan Chase Bank N.A.	(326,774)
						$(905,362)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
144	U.S. Treasury Note 10-Year	Sep 2025	$16,146,000	$221,306
31	U.S. Treasury Note 2-Year	Sep 2025	6,448,727	24,165
92See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Futures Contracts—continued
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
323	U.S. Treasury Note 5-Year	Sep 2025	$35,207,000	$261,534
76	U.S. Ultra 10-Year	Sep 2025	8,684,187	166,455
				$673,460
Sales
28	U.S. Long Bond	Sep 2025	$3,233,125	$(45,541)
32	U.S. Ultra Bond	Sep 2025	3,812,000	(94,049)
				$(139,590)
Written Options
Written Exchange-Traded Options
Type of Contract	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2025
PUT - 3-Month SOFR Futures Option Strike @ $96.25 Expires 12/12/2025	33	$79,468	$(21,321)	$(14,025)
CALL - 3-Month SOFR Futures Option Strike @ $96.25 Expires 12/12/2025	33	79,468	(32,009)	(20,625)
Total Written Exchange-Traded Options			$(53,330)	$(34,650)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
SOFR	Annual	4.81%	Annual	08/31/25	$—	USD	11,925,000	$(5,935)	$(5,935)
SOFR	Annual	4.70%	Annual	09/25/26	153	USD	830,000	(9,376)	(9,529)
SOFR	Annual	4.67%	Annual	05/17/26	—	USD	10,955,000	(67,482)	(67,482)
SOFR	Annual	4.25%	Annual	05/13/29	(9,824)	USD	9,240,000	(285,165)	(275,341)
SOFR	Annual	1.35%	Annual	05/11/54	515,808	USD	1,130,000	502,573	(13,235)
4.50%	Annual	SOFR	Annual	05/13/27	5,534	USD	14,850,000	258,865	253,331
									$(118,191)
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
37,034,000	USD	06/20/30	(1.00%)	Quarterly	CDX.NA.IG.S44**	$(69,565)	$(744,679)	$(814,244)

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

Abbreviations
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
RFUCC	—	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
94See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.2
Futures Contracts	0.0*
Equities	0.0*
Written Options	(0.0)*
Swaps	(0.0)*
TBA Sale Commitments	(0.7)
Forward Foreign Currency Contracts	(1.8)
Short-Term Investment	0.7
Other Assets and Liabilities (net)	3.6
100.0

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2025 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 98.1%
	Asset Backed Securities — 7.4%
485,930	Aegis Asset-Backed Securities Trust, Series 2005-5, Class M1, 5.08% (1 mo. USD Term SOFR + 0.76%), due 12/25/35(b)	457,063
1,650,000	Affirm Asset Securitization Trust, Series 2024-A, Class E, 9.17%, due 02/15/29 144A	1,668,203
1,900,000	Affirm Asset Securitization Trust, Series 2024-B, Class E, 7.35%, due 09/15/29 144A	1,898,491
1,800,000	Affirm Master Trust, Series 2025-2A, Class A, 4.67%, due 07/15/33 144A	1,806,674
500,000	AGL CLO 24 Ltd., Series 2023-24A, Class ER, 11.17% (3 mo. USD Term SOFR + 6.84%), due 03/31/38(b) 144A	505,249
300,000	AGL CLO 25 Ltd., Series 2023-25A, Class D1R, 7.22% (3 mo. USD Term SOFR + 2.90%), due 07/21/38(b) 144A	301,125
250,000	AIMCO CLO 15 Ltd., Series 2021-15A, Class ER, 8.88% (3 mo. USD Term SOFR + 4.60%), due 04/17/38(b) 144A	249,017
1,575,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class E, 10.40% (3 mo. USD Term SOFR + 6.10%), due 04/19/38(b) 144A	1,585,822
1,620,000	AIMCO CLO 24 Ltd., Series 2025-24A, Class SUB, due 04/19/38(c) 144A	1,321,188
340,000	AMSR Trust, Series 2025-SFR1, Class F2, 3.66%, due 06/17/42 144A	283,296
510,000	Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class E, 8.35%, due 01/20/34 144A	516,474
250,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class ER2, 10.26% (3 mo. USD Term SOFR + 6.05%), due 07/20/38(b) 144A	251,250
250,000	Anchorage Capital CLO 26 Ltd., Series 2023-26A, Class ER, 10.54% (3 mo. USD Term SOFR + 6.25%), due 03/19/38(b) 144A	250,926
250,000	Anchorage Capital CLO 32 Ltd., Series 2025-32A, Class E, 11.28% (3 mo. USD Term SOFR + 7.00%), due 07/15/37(b) 144A	250,847
1,870,000	Apidos CLO XLV Ltd., Series 2023-45A, Class ER (3 mo. USD Term SOFR + 5.15%), due 07/26/38(b)(d) 144A	1,879,350
810,000	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.91% (1 mo. USD Term SOFR + 0.53%), due 07/25/36(b)	699,282
855,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.31%, due 06/20/29 144A	860,603
905,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, due 12/20/29 144A	911,344
2,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, due 02/20/30 144A	2,182,999
1,500,000	Bain Capital Credit CLO Ltd., Series 2022-2A, Class A1R (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b)(d) 144A	1,501,125
500,000	Balboa Bay Loan Funding Ltd., Series 2022-1A, Class ER, 10.90% (3 mo. USD Term SOFR + 6.63%), due 04/20/37(b) 144A	505,396
300,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class D1RR (3 mo. USD Term SOFR + 2.90%), due 04/20/36(b)(d) 144A	301,125
2,020,000	Ballyrock CLO 29 Ltd., Series 2025-29A, Class D (3 mo. USD Term SOFR + 5.15%), due 07/25/38(b)(d) 144A	2,027,575
250,000	Barings CLO Ltd., Series 2023-1A, Class ER, 11.03% (3 mo. USD Term SOFR + 6.70%), due 04/20/38(b) 144A	254,204
300,000	BCC Middle Market CLO LLC, Series 2025-1A, Class D1 (3 mo. USD Term SOFR + 3.50%), due 07/17/37(b)(d) 144A	301,125
250,000	Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class E (3 mo. USD Term SOFR + 4.90%), due 07/25/38(b)(d) 144A	251,250
250,000	Benefit Street Partners CLO XL Ltd., Series 2025-40A, Class E (3 mo. USD Term SOFR + 5.25%), due 07/25/38(b)(d) 144A	251,595
450,000	Brant Point CLO Ltd., Series 2025-7A, Class D1 (3 mo. USD Term SOFR + 3.20%), due 07/25/38(b)(d) 144A	451,688
96See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,700,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17%, due 03/17/31	1,717,780
500,000	Brightwood Capital MM CLO Ltd., Series 2019-1A, Class DR, 9.05% (3 mo. USD Term SOFR + 4.79%), due 10/15/34(b) 144A	501,328
2,000,000	Carlyle U.S. CLO Ltd., Series 2017-2A, Class ER2, 11.83% (3 mo. USD Term SOFR + 7.56%), due 07/20/37(b) 144A	2,034,276
1,475,000	Carlyle U.S. CLO Ltd., Series 2019-4A, Class A2R, 6.01% (3 mo. USD Term SOFR + 1.75%), due 04/15/35(b) 144A	1,476,209
510,000	Carlyle U.S. CLO Ltd., Series 2021-8A, Class B, 6.17% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	510,629
700,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class D1R (3 mo. USD Term SOFR + 2.85%), due 07/20/37(b)(d) 144A	702,625
250,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class E, 12.73% (3 mo. USD Term SOFR + 8.46%), due 07/20/35(b) 144A	250,013
250,000	Carlyle U.S. CLO Ltd., Series 2023-1A, Class ER (3 mo. USD Term SOFR + 5.75%), due 07/20/37(b)(d) 144A	251,250
1,000,000	Carlyle U.S. CLO Ltd., Series 2025-2A, Class E, 11.05% (3 mo. USD Term SOFR + 6.75%), due 07/25/38(b) 144A	1,006,805
250,000	Carlyle U.S. CLO Ltd., Series 2025-3A, Class E, 9.51% (3 mo. USD Term SOFR + 5.25%), due 07/25/38(b)(d) 144A	251,595
1,025,000	Chase Auto Credit Linked Notes, Series 2025-1, Class E, 6.02%, due 02/25/33 144A	1,028,415
795,000	Chase Auto Credit Linked Notes, Series 2025-1, Class F, 7.00%, due 02/25/33 144A	799,270
250,000	CIFC Funding Ltd., Series 2018-4A, Class ER, 9.12% (3 mo. USD Term SOFR + 4.85%), due 01/17/38(b) 144A	248,568
250,000	CIFC Funding Ltd., Series 2019-4A, Class C1R2 (3 mo. USD Term SOFR + 2.85%), due 07/15/38(b)(d) 144A	250,625
250,000	CIFC Funding Ltd., Series 2019-4A, Class DR2 (3 mo. USD Term SOFR + 5.25%), due 07/15/38(b)(d) 144A	250,938
300,000	CIFC Funding Ltd., Series 2025-3A, Class SUB, due 07/21/38(c) 144A	261,061
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class B, 4.79%, due 11/15/29 144A	501,155
500,000	Consumer Portfolio Services Auto Trust, Series 2025-B, Class C, 5.12%, due 07/15/31 144A	503,910
1,000,000	CTM CLO Ltd., Series 2025-1A, Class E (3 mo. USD Term SOFR + 6.75%), due 07/15/38(b)(d) 144A	1,005,000
250,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class SUB, due 04/15/22(c)(e) 144A	212,622
5,650,000	Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73%, due 09/15/32	5,676,098
800,000	Elmwood CLO 15 Ltd., 0.01%, due 06/22/35	800,000
755,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class D, 7.53% (3 mo. USD Term SOFR + 3.25%), due 03/31/38(b) 144A	756,502
250,000	Elmwood CLO 42 Ltd., Series 2025-5A, Class E, 10.78% (3 mo. USD Term SOFR + 6.50%), due 03/31/38(b) 144A	257,336
430,000	Elmwood CLO 43 Ltd., Series 2025-6A, Class E (3 mo. USD Term SOFR + 5.00%), due 07/20/38(b)(d) 144A	432,150
266,000	Elmwood CLO XI Ltd., Series 2021-4A, Class SUB, due 10/20/34(c) 144A	233,989
1,000,000	Elmwood CLO XII Ltd., Series 2021-5A, Class D1R, 7.36% (3 mo. USD Term SOFR + 3.10%), due 10/15/37(b) 144A	1,007,953
5,000,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78%, due 07/16/29	5,026,785
250,000	Flatiron CLO 23 LLC, Series 2023-1A, Class ER, 9.26% (3 mo. USD Term SOFR + 4.95%), due 04/17/36(b) 144A	251,249
1,250,000	Fortress Credit Opportunities XXIX CLO Ltd., Series 2025-29A, Class D, 7.82% (3 mo. USD Term SOFR + 3.50%), due 04/20/33(b) 144A	1,248,182
500,000	Foundation Finance Trust, Series 2025-2A, Class A, 4.67%, due 04/15/52(d) 144A	499,898
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
325,000	Garnet CLO Ltd., Series 2025-1A, Class E (3 mo. USD Term SOFR + 6.25%), due 07/20/37(b)(d) 144A	327,073
250,000	Generate CLO 17 Ltd., Series 2024-17A, Class E, 10.42% (3 mo. USD Term SOFR + 6.15%), due 10/22/37(b) 144A	252,199
800,000	Generate CLO 21 Ltd., Series 2025-21A, Class D1 (3 mo. USD Term SOFR + 3.10%), due 07/25/38(b)(d) 144A	803,000
4,800,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class A2, 4.75%, due 03/15/28 144A	4,804,357
2,100,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class E, 7.73%, due 06/15/32 144A	2,164,746
500,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46%, due 10/15/30(d) 144A	499,995
6,000,000	Greystone CRE Notes LLC, Series 2025-FL4, Class A, 5.79% (1 mo. USD Term SOFR + 1.48%), due 01/15/43(b) 144A	6,007,705
29,952	GSAA Home Equity Trust, Series 2007-7, Class A4, 4.97% (1 mo. USD Term SOFR + 0.65%), due 07/25/37(b)	28,868
2,640,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class D, 8.55%, due 12/26/29 144A	2,658,121
1,320,000	KKR CLO 57 Ltd., Series 2025-57A, Class E (3 mo. USD Term SOFR + 5.75%), due 07/15/38(b)(d) 144A	1,328,420
668,280	KREF Ltd., Series 2022-FL3, Class A, 5.77% (1 mo. USD Term SOFR + 1.45%), due 02/17/39(b) 144A	669,515
1,340,649	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.09%, due 10/16/28 144A	1,363,334
775,000	Lendmark Funding Trust, Series 2025-1A, Class E, 8.91%, due 09/20/34 144A	802,841
121,277	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 5.71% (1 mo. USD Term SOFR + 1.39%), due 02/25/35(b)	119,332
250,000	Madison Park Funding LXIII Ltd., Series 2023-63A, Class ER, 10.32% (3 mo. USD Term SOFR + 6.00%), due 07/21/38(b) 144A	251,158
500,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class D1 (3 mo. USD Term SOFR + 2.80%), due 07/16/38(b)(d) 144A	501,875
250,000	Madison Park Funding LXV Ltd., Series 2025-65A, Class E (3 mo. USD Term SOFR + 5.00%), due 07/16/38(b)(d) 144A	251,250
2,030,000	Madison Park Funding LXXII Ltd., Series 2025-72A, Class SUB, due 07/23/38(c)(d) 144A	2,030,000
250,000	Madison Park Funding XLVI Ltd., Series 2020-46A, Class ERR, 9.51% (3 mo. USD Term SOFR + 5.25%), due 10/15/34(b) 144A	246,940
11,453,250	Madison Park Funding XVII Ltd., Series 2015-17A, Class SUB, 12.90%, due 07/21/45(c) 144A	1,768,210
1,190,000	Madison Park Funding XVII Ltd., Series 2015-17X, Class SUB, due 07/21/30(c)(f)	183,718
1,690,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class SUB, due 01/15/33(c) 144A	898,292
250,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class ER, 10.68% (3 mo. USD Term SOFR + 6.40%), due 07/23/37(b) 144A	249,842
540,000	Magnetite 50 Ltd., Series 2025-50A, Class E (3 mo. USD Term SOFR + 4.80%), due 07/25/38(b)(d) 144A	542,700
500,000	Magnetite XLIII Ltd., Series 2025-43A, Class D2, 7.50% (3 mo. USD Term SOFR + 3.20%), due 07/15/38(b) 144A	501,000
250,000	Magnetite XLIII Ltd., Series 2025-43A, Class E, 10.80% (3 mo. USD Term SOFR + 6.50%), due 07/15/38(b) 144A	250,856
280,500	Magnetite XXVIII Ltd., Series 2020-28A, Class SUB, due 01/20/35(c) 144A	225,066
250,000	Magnetite XXXVI Ltd., Series 2023-36A, Class ER, 9.32% (3 mo. USD Term SOFR + 5.00%), due 07/25/38(b) 144A	251,247
435,000	MF1 LLC, Series 2025-FL19, Class C, 7.16% (1 mo. USD Term SOFR + 2.84%), due 05/18/42(b) 144A	434,976
337,578	Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	309,675
98See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
452,820	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 4.72% (1 mo. USD Term SOFR + 0.40%), due 01/25/33(b)	440,562
900,000	Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, due 07/15/55 144A	906,013
1,200,000	Navient Education Loan Trust, Series 2025-A, Class B, 5.32%, due 07/15/55 144A	1,208,130
287,386	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	283,481
250,000	Neuberger Berman Loan Advisers CLO 61 Ltd., Series 2025-61A, Class E (3 mo. USD Term SOFR + 4.90%), due 07/17/39(b)(d) 144A	251,250
250,000	Oaktree CLO Ltd., Series 2023-1A, Class ER, 11.79% (3 mo. USD Term SOFR + 7.50%), due 04/15/38(b) 144A	259,015
250,000	Oaktree CLO Ltd., Series 2025-32A, Class E (3 mo. USD Term SOFR + 5.35%), due 07/15/38(b)(d) 144A	251,250
3,360,000	OCP CLO Ltd., Series 2021-21A, Class SUB, due 01/20/38(c) 144A	2,199,651
250,000	OCP CLO Ltd., Series 2022-24A, Class ER, 10.52% (3 mo. USD Term SOFR + 6.25%), due 10/20/37(b) 144A	252,412
450,000	OCP CLO Ltd., Series 2024-35A, Class D1, 7.38% (3 mo. USD Term SOFR + 3.10%), due 10/25/37(b) 144A	453,739
665,000	OCP CLO Ltd., Series 2025-43A, Class D1, 7.53% (3 mo. USD Term SOFR + 3.25%), due 07/20/38(b) 144A	667,734
250,000	OCP CLO Ltd., Series 2025-43A, Class E, 10.78% (3 mo. USD Term SOFR + 6.50%), due 07/20/38(b) 144A	255,478
2,800,000	Octagon 64 Ltd., Series 2022-1A, Class A1R, 5.58% (3 mo. USD Term SOFR + 1.26%), due 07/21/35(b) 144A	2,793,311
330,000	Octagon 67 Ltd., Series 2023-1A, Class FR, 12.00%, due 07/25/38 144A	329,292
725,000	OHA Credit Funding 22 Ltd., Series 2025-22A, Class E, 9.83% (3 mo. USD Term SOFR + 5.55%), due 07/20/38(b) 144A	730,129
500,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, 5.57% (3 mo. USD Term SOFR + 1.30%), due 02/24/37(b) 144A	500,025
456,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class D1R2 (3 mo. USD Term SOFR + 2.70%), due 07/19/38(b)(d) 144A	457,710
380,000	OHA Credit Funding 7 Ltd., Series 2020-7A, Class ER2 (3 mo. USD Term SOFR + 4.90%), due 07/19/38(b)(d) 144A	381,900
620,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class SUB, due 01/20/38(c) 144A	559,019
250,000	OHA Credit Partners Ltd., Series 2023-15RA, Class E, 9.16% (3 mo. USD Term SOFR + 4.85%), due 07/20/38(b) 144A	252,479
340,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class ER4, 8.82% (3 mo. USD Term SOFR + 4.50%), due 02/20/38(b) 144A	336,747
1,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class SUB, due 02/20/38(c) 144A	614,124
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 5.36% (1 mo. USD Term SOFR + 1.04%), due 08/25/35(b)	731,416
760,000	Pagaya AI Debt Trust, Series 2025-4, Class A1, 4.86%, due 06/15/26 144A	759,955
300,000	Palmer Square CLO Ltd., Series 2021-4A, Class B, 6.17% (3 mo. USD Term SOFR + 1.91%), due 10/15/34(b) 144A	300,015
1,835,000	Palmer Square CLO Ltd., Series 2021-4A, Class ER (3 mo. USD Term SOFR + 5.75%), due 07/15/38(b)(d) 144A	1,844,175
1,000,000	Palmer Square CLO Ltd., Series 2025-2A, Class E, 10.07% (3 mo. USD Term SOFR + 5.75%), due 07/20/38(b) 144A	1,010,252
525,000	Park Avenue Institutional Advisers CLO Ltd., Series 2021-2A, Class D, 7.92% (3 mo. USD Term SOFR + 3.66%), due 07/15/34(b) 144A	526,312
790,000	Peace Park CLO Ltd., Series 2021-1A, Class E, 10.53% (3 mo. USD Term SOFR + 6.26%), due 10/20/34(b) 144A	794,287
1,600,000	Pk Alift Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/42 144A	1,607,432
680,000	Point Securitization Trust, Series 2025-1, Class A2, 7.50%, due 06/25/55 144A	679,347
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,630,000	PRET LLC, Series 2024-NPL5, Class A2, 8.84%, due 09/25/54(g) 144A	1,630,871
1,305,000	PRET LLC, Series 2025-NPL3, Class A2, 8.84%, due 04/25/55(g) 144A	1,321,242
1,000,000	PRET LLC, Series 2025-NPL6, Class A1, 5.74%, due 06/25/55(d)(g) 144A	1,000,000
590,000	PRET LLC, Series 2025-NPL6, Class A2, 8.72%, due 06/25/55(d)(g) 144A	594,460
1,000,000	Regatta 33 Funding Ltd., Series 2025-2A, Class E, 10.95% (3 mo. USD Term SOFR + 6.65%), due 07/25/38(b) 144A	1,006,988
762,770	Renew, Series 2024-2A, Class M, 6.83%, due 11/20/60 144A	702,426
1,160,000	Residential Asset Securities Corporation Trust, Series 2006-KS2, Class M3, 5.05% (1 mo. USD Term SOFR + 0.73%), due 03/25/36(b)	1,136,298
260,000	RR 23 Ltd., Series 2022-23A, Class DR2 (3 mo. USD Term SOFR + 5.00%), due 07/15/37(b)(d) 144A	260,975
550,000	RR 40 Ltd., Series 2025-40A, Class D, 10.05% (3 mo. USD Term SOFR + 5.75%), due 07/15/38(b) 144A	552,820
2,024,915	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.17%, due 06/15/32 144A	2,058,846
450,000	Sculptor CLO XXX Ltd., Series 30A, Class D1R, 7.87% (3 mo. USD Term SOFR + 3.60%), due 07/20/38(b) 144A	451,688
380,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class E (3 mo. USD Term SOFR + 5.00%), due 07/17/38(b)(d) 144A	381,900
940,000	Sixth Street CLO 29 Ltd., Series 2025-29A, Class SUB, due 07/17/38(c)(d) 144A	847,880
515,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 7.43% (3 mo. USD Term SOFR + 3.16%), due 04/20/34(b) 144A	516,844
250,000	Sixth Street CLO XX Ltd., Series 2021-20A, Class ER (3 mo. USD Term SOFR + 5.50%), due 07/17/38(b)(d) 144A	251,250
250,000	Sixth Street CLO XXVI Ltd., Series 2024-26X, Class E, 9.92% (3 mo. USD Term SOFR + 5.65%), due 10/18/37(b)(f)	251,879
2,700,000	SLAM Ltd., Series 2025-1A, Class A, 5.81%, due 05/15/50 144A	2,752,237
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 7.31%, due 06/15/32(c)	49,480
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.92%, due 03/15/33(c)	50,070
230,359	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	209,266
1,500,000	SMB Private Education Loan Trust, Series 2023-B, Class B, 5.77%, due 10/16/56 144A	1,521,869
1,250,000	SMB Private Education Loan Trust, Series 2024-D, Class D, 7.51%, due 07/15/53 144A	1,289,683
5,200,000	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, due 06/25/34 144A	5,209,739
313,180	Stonepeak ABS, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	299,639
500,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 7.02% (3 mo. USD Term SOFR + 2.75%), due 07/20/38(b) 144A	501,875
250,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class ER, 9.22% (3 mo. USD Term SOFR + 4.95%), due 07/20/38(b) 144A	251,250
250,000	Trimaran CAVU Ltd., Series 2025-1A, Class E, 9.39% (3 mo. USD Term SOFR + 5.25%), due 04/25/38(b) 144A	250,790
600,000	Upstart Securitization Trust, Series 2025-2, Class A1, 4.84%, due 06/20/26 144A	600,076
250,000	Voya CLO Ltd., Series 2025-1A, Class E, 8.87% (3 mo. USD Term SOFR + 4.60%), due 04/20/38(b) 144A	248,450
250,000	Voya CLO Ltd., Series 2025-3A, Class E (3 mo. USD Term SOFR + 5.40%), due 07/20/38(b)(d) 144A	251,250
250,000	Wonder Lake Park CLO Ltd., Series 2025-1A, Class E (3 mo. USD Term SOFR + 4.90%), due 07/24/38(b)(d) 144A	251,250
2,500,000	Zayo Issuer LLC, Series 2025-2A, Class C, 9.49%, due 06/20/55 144A	2,650,885
		136,395,631
100See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — 16.2%
249,370		1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 6.08% (1 mo. USD Term SOFR + 1.75%), due 09/20/30(b)	248,461
915,000		Access CIG LLC, 2023 Term Loan TBD, due 08/18/28(h)	919,718
1,700,727		Acrisure LLC, 2024 1st Lien Term Loan B6, 7.33% (1 mo. USD Term SOFR + 3.00%), due 11/06/30(b)	1,696,829
500,000		Acrisure LLC, 2025 Term Loan B, 7.58% (1 mo. USD Term SOFR + 3.25%), due 06/04/32(b)	499,896
905,000		Acrisure LLC, 2025 Term Loan B TBD, due 06/04/32(h)	904,812
1,047,280		ADMI Corp., 2021 Incremental Term Loan B3, 8.19% (1 mo. USD Term SOFR + 3.75%), due 12/23/27(b)	1,003,425
1,496,241		Ahead DB Holdings LLC, 2024 Term Loan B3 TBD, due 02/03/31(h)	1,498,111
1,893,625		AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 7.32% (1 mo. USD Term SOFR + 3.00%), due 07/31/28(b)	1,892,949
748,120		AIT Worldwide Logistics, Inc., 2025 Repriced Term Loan, 8.26% (3 mo. USD Term SOFR + 4.00%), due 04/08/30(b)	750,645
750,000		AIT Worldwide Logistics, Inc., 2025 Repriced Term Loan TBD, due 04/08/30(h)	752,531
1,000,000	EUR	Albion Financing 3 SARL, 2025 EUR Term Loan TBD, due 05/30/31(h)	1,172,676
285,000		Alera Group, Inc., 2025 Term Loan, 7.55% (3 mo. USD Term SOFR + 3.25%), due 05/31/32(b)	286,120
1,506,067		AlixPartners LLP, 2021 USD Term Loan B, 6.94% (1 mo. USD Term SOFR + 2.50%), due 02/04/28(b)	1,513,284
648,367		Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 7.07% (1 mo. USD Term SOFR + 2.75%), due 09/19/31(b)	649,067
498,705		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.18% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	501,463
1,097,150		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B TBD, due 05/12/28(h)	1,103,219
1,590,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan TBD, due 02/01/30(h)	1,542,300
1,041,186		Amentum Government Services Holdings LLC, 2024 Term Loan B, 6.58% (1 mo. USD Term SOFR + 2.25%), due 09/29/31(b)	1,040,861
1,250,000		American Airlines, Inc., 2023 1st Lien Term Loan, 6.51% (6 mo. USD Term SOFR + 2.25%), due 06/04/29(b)	1,238,281
250,000		American Airlines, Inc., 2023 1st Lien Term Loan TBD, due 06/04/29(h)	247,656
350,000		American Airlines, Inc., 2025 Term Loan B, 7.55% (3 mo. USD Term SOFR + 3.25%), due 05/28/32(b)	352,669
2,107,000		American Auto Auction Group LLC, 2025 Term Loan, 8.83% (3 mo. USD Term SOFR + 4.50%), due 05/28/32(b)	2,120,607
187,733		American Auto Auction Group LLC, 2025 Term Loan TBD, due 05/28/32(h)	188,945
199,495		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B TBD, due 01/31/31(h)	200,243
798,000		Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B TBD, due 12/29/31(h)	798,200
1,493,000		Apollo Commercial Real Estate Finance, Inc., 2025 Term Loan B, 7.69% (1 mo. USD Term SOFR + 3.25%), due 06/13/30(b)	1,498,599
1,012,456		Applied Systems, Inc., 2024 1st Lien Term Loan, 6.80% (3 mo. USD Term SOFR + 2.50%), due 02/24/31(b)	1,018,297
1,246,859		Apro LLC, 2024 Term Loan B, 8.06% (1 mo. USD Term SOFR + 3.75%), due 07/09/31(b)	1,246,859
613,369		AqGen Island Holdings, Inc., 2024 Term Loan B, 7.33% (1 mo. USD Term SOFR + 3.00%), due 08/02/28(b)	615,030
1,521,018		Arches Buyer, Inc., 2021 Term Loan B, 7.68% (1 mo. USD Term SOFR + 3.25%), due 12/06/27(b)	1,504,381
1,268,285		Arctic Canadian Diamond Co. Ltd., 2nd Lien PIK Term Loan, 10.00% (10.00% Fixed or PIK), due 12/31/27(b)(i)	1,230,110
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
225,000	Artera Services LLC, 2024 Term Loan TBD, due 02/15/31(h)	189,506
2,550,000	Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, 12.18% (1 mo. USD Term SOFR + 7.75%), due 11/24/28(b)	2,409,750
209,456	Aruba Investments Holdings LLC, 2020 USD Term Loan, 8.43% (1 mo. USD Term SOFR + 4.00%), due 11/24/27(b)	202,649
209,234	Aspire Bakeries Holdings LLC, 2025 Term Loan B TBD, due 12/23/30(h)	210,019
209,234	Aspire Bakeries Holdings LLC, Term Loan TBD, due 12/23/30(h)	210,411
2,211,583	AssuredPartners, Inc., 2024 Incremental Term Loan B5, 7.83% (1 mo. USD Term SOFR + 3.50%), due 02/14/31(b)	2,219,679
3,650,000	Asurion LLC, 2021 Second Lien Term Loan B4, 9.69% (1 mo. USD Term SOFR + 5.25%), due 01/20/29(b)	3,399,062
1,246,811	Asurion LLC, 2023 Term Loan B11, 8.68% (1 mo. USD Term SOFR + 4.25%), due 08/19/28(b)	1,235,434
1,147,704	Asurion LLC, 2023 Term Loan B11 TBD, due 08/19/28(h)	1,137,231
1,045,000	Asurion LLC, 2025 Term Loan B13, 8.58% (1 mo. USD Term SOFR + 4.25%), due 09/19/30(b)	1,016,916
399,000	Athenahealth Group, Inc., 2022 Term Loan B, 7.08% (1 mo. USD Term SOFR + 2.75%), due 02/15/29(b)	398,451
1,094,507	Athenahealth Group, Inc., 2022 Term Loan B TBD, due 02/15/29(h)	1,093,002
503,820	Avaya, Inc., 2023 Exit Term Loan, 11.83% (1 mo. USD Term SOFR + 7.50%), due 08/01/28(b)	398,018
1,980,000	Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 11.48% (3 mo. USD Term SOFR + 7.00%), due 12/10/29(b)	1,950,300
1,156,996	Aveanna Healthcare LLC, 2021 Term Loan B, 8.18% (3 mo. USD Term SOFR + 3.75%), due 07/17/28(b)	1,135,062
430,758	BANGL LLC, Term Loan B, 8.79% (3 mo. USD Term SOFR + 4.50%), due 02/01/29(b)	432,912
498,750	Barnes Group, Inc., 2025 Term Loan B TBD, due 01/27/32(h)	500,101
726,787	Bausch & Lomb Corp., 2025 Term Loan B, 8.57% (1 mo. USD Term SOFR + 4.25%), due 12/18/30(b)	728,204
765,018	Bausch & Lomb Corp., Term Loan TBD, due 05/10/27(h)	764,922
320,000	Bausch & Lomb Corporation, 2025 Term Loan B TBD, due 12/17/30(h)	321,200
687,325	BCP Renaissance Parent LLC, 2024 Term Loan B3, 7.30% (3 mo. USD Term SOFR + 3.00%), due 10/31/28(b)	689,760
1,097,243	BCPE Empire Holdings, Inc., 2025 Term Loan B TBD, due 12/11/30(h)	1,092,214
1,810,000	Beach Acquisition Bidco LLC, USD Term Loan B TBD, due 06/25/32(h)	1,819,805
546,133	Belfor Holdings, Inc., 2025 USD Term Loan B3, 7.33% (1 mo. USD Term SOFR + 3.00%), due 11/01/30(b)	547,498
1,526,156	Belron Finance LLC, 2024 USD Term Loan B, 7.05% (3 mo. USD Term SOFR + 2.75%), due 10/16/31(b)	1,534,740
504,107	Bending Spoons U.S., Inc., Term Loan B, 9.56% (1 mo. USD Term SOFR + 5.25%), due 03/07/31(b)	508,518
341,855	Bending Spoons U.S., Inc., Term Loan B TBD, due 03/07/31(h)	344,846
997,487	BEP Intermediate Holdco LLC, Replacement Term Loan, 7.58% (1 mo. USD Term SOFR + 3.25%), due 04/25/31(b)	1,002,475
492,701	Berlin Packaging LLC, 2024 Term Loan B7, 7.82% (1 mo. USD Term SOFR + 3.50%), due 06/07/31(b)	494,895
55,921	Berlin Packaging LLC, 2024 Term Loan B7, 7.80% (3 mo. USD Term SOFR + 3.50%), due 06/07/31(b)	56,170
250,000	Berlin Packaging LLC, 2024 Term Loan B7 TBD, due 06/07/31(h)	251,113
498,747	Blackhawk Network Holdings, Inc., 2025 Term Loan B TBD, due 03/12/29(h)	502,086
1,197,000	Boxer Parent Co., Inc., 2025 USD Term Loan B, 7.33% (3 mo. USD Term SOFR + 3.00%), due 07/30/31(b)	1,190,267
102See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,311,696	Bracket Intermediate Holding Corp., 2024 Term Loan, 8.55% (3 mo. USD Term SOFR + 4.25%), due 05/08/28(b)	1,317,639
1,094,721	BroadStreet Partners, Inc., 2024 Term Loan B4 TBD, due 06/13/31(h)	1,097,321
218,650	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.78% (3 mo. USD Term SOFR + 2.50%), due 07/01/31(b)	219,114
135,401	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.83% (1 mo. USD Term SOFR + 2.50%), due 07/01/31(b)	135,689
104,461	Brown Group Holding LLC, 2022 Incremental Term Loan B2, 6.83% (3 mo. USD Term SOFR + 2.50%), due 07/01/31(b)	104,683
648,018	Caesars Entertainment, Inc., Term Loan B, 6.58% (1 mo. USD Term SOFR + 2.25%), due 02/06/30(b)	648,524
1,000,000	Camelot U.S. Acquisition LLC, 2024 Term Loan B TBD, due 01/31/31(h)	990,833
1,428,000	Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B TBD, due 01/31/31(h)	1,425,025
1,396,382	Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 8.08% (1 mo. USD Term SOFR + 3.75%), due 12/29/28(b)	1,322,781
544,084	Central Parent, Inc., 2024 Term Loan B, 7.55% (3 mo. USD Term SOFR + 3.25%), due 07/06/29(b)	456,039
535,000	CFC Bidco Ltd., Term Loan B TBD, due 05/30/32(h)	533,663
150,100	Champ Acquisition Corp., 2024 Term Loan B TBD, due 11/25/31(h)	151,413
151,050	Champ Acquisition Corp., 2025 Term Loan B TBD, due 11/25/31(h)	152,466
1,095,363	Charlotte Buyer, Inc., 2025 Repriced Term Loan B, 8.56% (1 mo. USD Term SOFR + 4.25%), due 02/11/28(b)	1,096,391
750,000	Charlotte Buyer, Inc., 2025 Repriced Term Loan B TBD, due 02/11/28(h)	750,704
1,097,243	Chobani LLC, 2025 Repriced Term Loan B TBD, due 10/25/27(h)	1,102,729
600,000	Cinemark USA, Inc., 2025 Term Loan B TBD, due 05/24/30(h)	603,000
1,695,739	Cloud Software Group, Inc., 2024 1st Lien Term Loan B, 7.80% (3 mo. USD Term SOFR + 3.50%), due 03/29/29(b)	1,698,787
515,000	Cloud Software Group, Inc., 2024 USD Term Loan TBD, due 03/21/31(h)	516,247
1,570,000	Clover Holdings 2 LLC, Fixed Term Loan B, 7.75% (7.75% Fixed or PIK), due 12/09/31(b)	1,587,662
380,000	Clover Holdings 2 LLC, Term Loan B, 8.31% (3 mo. USD Term SOFR + 4.00%), due 12/09/31(b)	381,069
776,736	ClubCorp Holdings, Inc., 2023 Term Loan B2, 9.56% (3 mo. USD Term SOFR + 5.00%), due 09/18/26(b)	778,354
550,000	Clydesdale Acquisition Holdings, Inc., Term Loan B, 7.50% (1 mo. USD Term SOFR + 3.18%), due 04/13/29(b)	549,613
1,800,000	Clydesdale Acquisition Holdings, Inc., Term Loan B TBD, due 04/13/29(h)	1,798,735
613,463	CNT Holdings I Corp., 2025 Term Loan, 6.78% (3 mo. USD Term SOFR + 2.50%), due 11/08/32(b)	615,572
1,246,875	Cogentrix Finance Holdco I LLC, Term Loan B, 7.08% (1 mo. USD Term SOFR + 2.75%), due 02/26/32(b)	1,250,252
850,000	Colossus Acquireco LLC, Term Loan B TBD, due 06/11/32(h)	845,431
503,695	ConnectWise LLC, 2021 Term Loan B TBD, due 09/29/28(h)	506,843
508,722	Conservice Midco LLC, 2025 Term Loan B, 7.33% (1 mo. USD Term SOFR + 3.00%), due 05/13/30(b)	509,835
1,500,000	Coral-U.S. Co-Borrower LLC, 2021 Term Loan B6 TBD, due 10/15/29(h)	1,495,446
1,496,114	CoreLogic, Inc., Term Loan, 7.94% (1 mo. USD Term SOFR + 3.50%), due 06/02/28(b)	1,477,646
250,000	Cornerstone Building Brands, Inc., 2024 Term Loan B TBD, due 05/15/31(h)	212,813
1,097,236	Cotiviti Corp., 2024 Term Loan, 7.07% (1 mo. USD Term SOFR + 2.75%), due 05/01/31(b)	1,093,122
3,940,000	Covetrus, Inc., Term Loan TBD, due 10/13/29(h)	3,557,819
279,296	CPI Holdco B LLC, 2024 Term Loan TBD, due 05/19/31(h)	278,540
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,097,237	CPPIB Capital, Inc., Term Loan B TBD, due 08/20/31(h)	1,095,866
1,610,000	CRC Insurance Group LLC, 2024 Term Loan B, 7.05% (3 mo. USD Term SOFR + 2.75%), due 05/06/31(b)	1,613,019
1,000,000	Creation Technologies, Inc., 2021 Term Loan, 10.05% (3 mo. USD Term SOFR + 5.50%), due 10/05/28(b)	987,500
779,500	Creative Artists Agency LLC, 2024 1st Lien Term Loan B, 7.08% (1 mo. USD Term SOFR + 2.75%), due 10/01/31(b)	782,520
176,358	Creative Artists Agency LLC, 2024 1st Lien Term Loan B TBD, due 10/01/31(h)	177,042
1,496,241	Crisis Prevention Institute, Inc., 2024 Term Loan B, 8.30% (3 mo. USD Term SOFR + 4.00%), due 04/09/31(b)	1,499,981
250,000	Crisis Prevention Institute, Inc., 2024 Term Loan B TBD, due 04/09/31(h)	250,625
598,500	Cube Industrials Buyer, Inc., 2024 Term Loan, 7.52% (3 mo. USD Term SOFR + 3.25%), due 10/17/31(b)	602,241
1,500,000	Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B1, 7.08% (1 mo. USD Term SOFR + 2.75%), due 01/31/30(b)	1,500,000
460,000	Darktrace PLC, 2nd Lien Term Loan, 9.46% (3 mo. USD Term SOFR + 5.25%), due 10/09/32(b)	456,838
406,667	Delta 2 Lux SARL, 2024 Term Loan B1 TBD, due 09/30/31(h)	407,747
203,333	Delta 2 Lux SARL, 2024 Term Loan B2 TBD, due 09/30/31(h)	203,873
700,000	Delta TopCo, Inc., 2025 Term Loan B, 7.07% (3 mo. USD Term SOFR + 2.75%), due 11/30/29(b)	695,625
160,000	DG Investment Intermediate Holdings 2, Inc., 2021 2nd Lien Term Loan TBD, due 03/30/29(h)	159,400
854,999	Digital Room Holdings, Inc., 2021 Term Loan, 9.68% (1 mo. USD Term SOFR + 5.25%), due 12/21/28(b)	848,586
1,550,515	DirecTV Financing LLC, 2025 Term Loan B, 9.83% (1 mo. USD Term SOFR + 5.50%), due 02/17/31(b)	1,488,495
1,745,603	Drake Software LLC, 2024 Term Loan B, 8.55% (3 mo. USD Term SOFR + 4.25%), due 06/26/31(b)	1,733,602
527,661	E2open LLC, 2020 Term Loan B, 7.94% (1 mo. USD Term SOFR + 3.50%), due 02/04/28(b)	530,101
715,000	E2open LLC, 2020 Term Loan B TBD, due 02/04/28(h)	718,307
748,066	Eagle Parent Corp., 2022 Term Loan B, 8.55% (3 mo. USD Term SOFR + 4.25%), due 04/02/29(b)	740,399
515,000	Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 9.58% (1 mo. USD Term SOFR + 5.25%), due 10/06/28(b)	517,360
1,012,463	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 7.33% (1 mo. USD Term SOFR + 3.00%), due 10/09/29(b)	1,016,787
234,440	Embecta Corp., Term Loan B, 7.33% (1 mo. USD Term SOFR + 3.00%), due 03/30/29(b)	233,517
651,590	Emerald X, Inc., 2025 Term Loan B, 8.08% (1 mo. USD Term SOFR + 3.75%), due 01/30/32(b)	656,070
349,121	EMRLD Borrower LP, 2024 Term Loan B, 6.83% (1 mo. USD Term SOFR + 2.50%), due 08/04/31(b)	348,757
997,487	Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.33% (1 mo. USD Term SOFR + 4.00%), due 04/23/31(b)	997,955
500,000	Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan TBD, due 04/23/31(h)	500,234
249,289	EnergySolutions LLC, 2023 Term Loan B, 7.58% (1 mo. USD Term SOFR + 3.25%), due 09/20/30(b)	251,158
1,250,000	EnergySolutions LLC, 2023 Term Loan B TBD, due 09/20/30(h)	1,259,375
3,310,000	Engineered Machinery Holdings, Inc., 2021 USD 2nd Lien Term Loan, 10.56% (3 mo. USD Term SOFR + 6.00%), due 05/21/29(b)	3,252,075
104See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,416,414	Ensemble RCM LLC, 2024 Term Loan B, 7.28% (3 mo. USD Term SOFR + 3.00%), due 08/01/29(b)	1,423,496
2,229,835	Ensono LP, 2021 Term Loan, 8.44% (1 mo. USD Term SOFR + 4.00%), due 05/26/28(b)	2,234,248
205,000	Ensono LP, 2025 Add-on Term Loan B TBD, due 05/26/28(h)	203,463
598,624	Enviva Partners LP, 2024 Backstop Term Loan TBD, due 08/30/29(h)	605,736
698,196	EP Purchaser LLC, 2021 Term Loan B, 8.06% (3 mo. USD Term SOFR + 3.50%), due 11/06/28(b)	687,432
600,000	EPIC Crude Services LP, 2024 Term Loan B TBD, due 10/15/31(h)	602,750
1,012,450	Epicor Software Corp., 2024 Term Loan E, 7.08% (1 mo. USD Term SOFR + 2.75%), due 05/30/31(b)	1,015,895
1,750,000	Evergreen Acqco 1 LP, 2021 USD Term Loan TBD, due 04/26/28(h)	1,751,641
99,750	EW Scripps Co., 2025 Term Loan B2, 10.18% (1 mo. USD Term SOFR + 5.75%), due 06/30/28(b)	96,758
99,750	EW Scripps Co., 2025 Term Loan B3, 7.78% (1 mo. USD Term SOFR + 3.35%), due 11/30/29(b)	92,019
1,200,000	Fertitta Entertainment LLC, 2022 Term Loan B TBD, due 01/27/29(h)	1,200,137
1,336,765	First Student Bidco, Inc., 2024 1st Lien Term Loan B, 6.80% (3 mo. USD Term SOFR + 2.50%), due 07/21/28(b)	1,338,994
689,388	First Student Bidco, Inc., 2024 1st Lien Term Loan B TBD, due 07/21/28(h)	690,537
409,884	First Student Bidco, Inc., 2024 Term Loan C, 6.80% (3 mo. USD Term SOFR + 2.50%), due 07/21/28(b)	410,568
210,612	First Student Bidco, Inc., 2024 Term Loan C TBD, due 07/21/28(h)	210,963
797,922	Fluid-Flow Products, Inc., 2025 Term Loan B TBD, due 03/31/28(h)	799,418
175,000	Flutter Financing BV, 2025 Term Loan B, 6.30% (3 mo. USD Term SOFR + 2.00%), due 06/04/32(b)	175,438
850,000	Forest City Enterprises LP, 2019 Term Loan B, 7.94% (1 mo. USD Term SOFR + 3.50%), due 12/08/25(b)	826,200
1,240,000	Formulations Parent Corp., 2025 Term Loan B, 8.21% (3 mo. USD Term SOFR + 4.00%), due 04/09/32(b)	1,246,200
600,000	Fortis 333, Inc., USD Term Loan B, 7.80% (3 mo. USD Term SOFR + 3.50%), due 03/29/32(b)	600,563
848,116	Fortress Intermediate 3, Inc., 2025 Term Loan B TBD, due 06/27/31(h)	851,296
1,869,000	Foundation Building Materials Holding Co. LLC, 2025 Term Loan, 9.55% (3 mo. USD Term SOFR + 5.25%), due 01/29/31(b)	1,842,133
765,215	Freeport LNG Investments LLLP, Term Loan A, 7.53% (3 mo. USD Term SOFR + 3.00%), due 11/16/26(b)	764,737
251,935	Freeport LNG Investments LLLP, Term Loan A TBD, due 11/16/26(h)	251,777
1,246,875	Fugue Finance BV, 2025 Term Loan B, 7.58% (3 mo. USD Term SOFR + 3.25%), due 01/09/32(b)	1,255,253
360,000	Fugue Finance LLC, 2025 Add-on Term Loan TBD, due 01/09/32(h)	362,588
2,259,086	Gainwell Acquisition Corp., Term Loan B, 8.40% (3 mo. USD Term SOFR + 4.00%), due 10/01/27(b)	2,174,370
555,208	GC Ferry Acquisition I, Inc., Term Loan TBD, due 06/04/32(h)	546,794
368,000	GEO Group, Inc., 2024 Term Loan B TBD, due 04/13/29(h)	370,185
1,100,000	GFL Environmental, Inc., 2025 Term Loan B, 6.82% (3 mo. USD Term SOFR + 2.50%), due 03/03/32(b)	1,102,062
2,322,053	Global Medical Response, Inc., 2024 PIK Term Loan TBD, due 10/31/28(h)	2,328,274
1,246,867	GoodRx, Inc., 2024 USD Term Loan B, 8.08% (1 mo. USD Term SOFR + 3.75%), due 07/10/29(b)	1,251,543
250,000	GoodRx, Inc., 2024 USD Term Loan B TBD, due 07/10/29(h)	250,937
349,123	Great Outdoors Group LLC, 2025 Term Loan B, 7.58% (1 mo. USD Term SOFR + 3.25%), due 01/23/32(b)	348,163
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,060,000	Gryphon Debt Merger Sub, Inc., Term Loan B TBD, due 06/18/32(h)	1,061,108
1,000,000	Hamilton Projects Acquiror LLC, 2024 Term Loan B TBD, due 05/31/31(h)	1,003,333
349,125	Hanesbrands, Inc., 2025 Term Loan B TBD, due 03/07/32(h)	350,216
2,663,258	Heartland Dental LLC, 2024 Term Loan, 8.83% (1 mo. USD Term SOFR + 4.50%), due 04/28/28(b)	2,668,728
1,022,431	Help At Home, Inc., 2024 Term Loan B, 9.33% (1 mo. USD Term SOFR + 5.00%), due 09/24/31(b)	996,551
500,000	Help At Home, Inc., 2024 Term Loan B TBD, due 09/24/31(h)	487,344
100,000	Herschend Entertainment Co. LLC, 2025 Term Loan B, 7.57% (1 mo. USD Term SOFR + 3.25%), due 05/27/32(b)	100,844
600,000	Hightower Holding LLC, 2025 Term Loan B, 7.26% (3 mo. USD Term SOFR + 3.00%), due 02/03/32(b)	597,750
1,378,513	HUB International Ltd., 2025 Term Loan B, 6.77% (3 mo. USD Term SOFR + 2.50%), due 06/20/30(b)	1,383,682
317,450	II-VI, Inc., 2024 1st Lien Term Loan B, 6.33% (1 mo. USD Term SOFR + 2.00%), due 07/02/29(b)	317,847
1,496,212	Imagine Learning LLC, Term Loan, 7.83% (1 mo. USD Term SOFR + 3.50%), due 12/21/29(b)	1,461,612
100,000	Imagine Learning LLC, Term Loan TBD, due 12/21/29(h)	97,687
1,489,000	IMC Global Holdings LLC, Term Loan B, 7.81% (1 mo. USD Term SOFR + 3.50%), due 06/02/32(b)	1,500,167
1,000,000	Imperative Worldwide LLC, 2021 Term Loan TBD, due 12/29/28(h)	985,000
1,645,780	Infinite Bidco LLC, 1st Lien Term Loan, 8.29% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	1,563,491
1,339,469	Infinite Bidco LLC, 2023 Incremental Term Loan, 10.57% (3 mo. USD Term SOFR + 6.25%), due 03/02/28(b)	1,305,982
598,454	Informatica LLC, 2024 Term Loan B, 6.58% (1 mo. USD Term SOFR + 2.25%), due 10/27/28(b)	601,259
259,981	Instructure Holdings, Inc., 2024 2nd Lien Term Loan, 9.21% (6 mo. USD Term SOFR + 5.00%), due 11/12/32(b)	262,987
1,880,000	International Entertainment JJCO 3 Ltd., USD Term Loan B TBD, due 04/29/32(h)	1,889,400
1,496,241	IRB Holding Corp., 2024 1st Lien Term Loan B, 6.83% (1 mo. USD Term SOFR + 2.50%), due 12/15/27(b)	1,497,903
1,282,500	Janney Montgomery Scott LLC, Term Loan, 7.47% (6 mo. USD Term SOFR + 3.25%), due 11/28/31(b)	1,289,113
1,246,867	Jefferies Finance LLC, 2024 Term Loan, 7.32% (1 mo. USD Term SOFR + 3.00%), due 10/21/31(b)	1,250,764
498,747	Jefferies Finance LLC, 2024 Term Loan TBD, due 10/21/31(h)	500,305
598,492	JetBlue Airways Corporation, 2024 Term Loan B, 9.07% (3 mo. USD Term SOFR + 4.75%), due 08/27/29(b)	562,957
1,501,237	Jump Financial LLC, 2025 Term Loan B, 8.55% (3 mo. USD Term SOFR + 4.25%), due 02/26/32(b)	1,506,867
598,500	Kaseya, Inc., 2025 1st Lien Term Loan B, 7.58% (1 mo. USD Term SOFR + 3.25%), due 03/20/32(b)	601,679
1,530,000	Kaseya, Inc., 2025 2nd Lien Term Loan B, 9.33% (1 mo. USD Term SOFR + 5.00%), due 03/18/33(b)	1,534,781
70,000	Kaseya, Inc., 2025 2nd Lien Term Loan B TBD, due 03/18/33(h)	70,219
790,000	Kohler Energy Co. LLC, USD Term Loan B, 8.05% (3 mo. USD Term SOFR + 3.75%), due 05/01/31(b)	790,494
1,000,000	Kohler Energy Co. LLC, USD Term Loan B TBD, due 05/01/31(h)	1,000,625
354,083	LABL, Inc., 2021 USD 1st Lien Term Loan, 9.43% (1 mo. USD Term SOFR + 5.00%), due 10/30/28(b)	320,755
106See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,246,770		Lakeshore Intermediate LLC, Term Loan, 7.94% (1 mo. USD Term SOFR + 3.50%), due 09/29/28(b)	991,182
349,118		LBM Acquisition LLC, 2024 Incremental Term Loan B, 8.16% (1 mo. USD Term SOFR + 3.75%), due 06/06/31(b)	327,473
1,196,985		LC AHAB U.S. Bidco LLC, Term Loan B, 7.33% (1 mo. USD Term SOFR + 3.00%), due 05/01/31(b)	1,195,489
79,216		Lereta LLC, Term Loan B TBD, due 07/30/28(h)	70,370
1,496,241		LifePoint Health, Inc., 2024 Incremental Term Loan B1, 7.82% (3 mo. USD Term SOFR + 3.50%), due 05/19/31(b)	1,477,630
250,000		LifePoint Health, Inc., 2024 Incremental Term Loan B1 TBD, due 05/19/31(h)	246,891
498,747		Liquid Tech Solutions LLC, 2024 Repriced Term Loan B, 8.08% (1 mo. USD Term SOFR + 3.75%), due 03/19/28(b)	499,994
1,000,000		Liquid Tech Solutions LLC, 2024 Repriced Term Loan B TBD, due 03/19/28(h)	1,002,500
1,550,000		Lonza Group AG, USD Term Loan B TBD, due 07/03/28(h)	1,424,062
1,521,187		LSCS Holdings, Inc., 2025 Term Loan, 8.80% (3 mo. USD Term SOFR + 4.50%), due 03/04/32(b)	1,495,517
725,000		LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 8.57% (1 mo. USD Term SOFR + 4.25%), due 12/02/31(b)	729,757
2,200,000		M6 ETX Holdings II Midco LLC, 2025 Term Loan B, 7.33% (1 mo. USD Term SOFR + 3.00%), due 04/01/32(b)	2,210,175
1,143,940		Madison IAQ, LLC, Term Loan, 6.76% (6 mo. USD Term SOFR + 2.50%), due 06/21/28(b)	1,146,514
510,000		MajorDrive Holdings IV LLC, Term Loan B, 8.56% (3 mo. USD Term SOFR + 4.00%), due 06/01/28(b)	501,202
1,218,675		MajorDrive Holdings IV LLC, Term Loan B TBD, due 06/01/28(h)	1,197,653
284,587		Maravai Intermediate Holdings, LLC, 2022 Term Loan B, 7.27% (3 mo. USD Term SOFR + 3.00%), due 10/19/27(b)	271,425
2,100,000		McAfee, LLC, 2024 USD 1st Lien Term Loan B, 7.32% (1 mo. USD Term SOFR + 3.00%), due 03/01/29(b)	2,037,876
894,737		McAfee, LLC, 2024 USD 1st Lien Term Loan B TBD, due 03/01/29(h)	868,268
1,021,483		MDVIP, Inc., 2024 Repriced Term Loan B, 7.08% (1 mo. USD Term SOFR + 2.75%), due 10/16/28(b)	1,022,279
1,416,432		Medline Borrower LP, 2024 USD Add-on Term Loan B, 6.58% (1 mo. USD Term SOFR + 2.25%), due 10/23/28(b)	1,418,092
315,789	EUR	Mermaid Bidco, Inc., 2024 EUR Term Loan B TBD, due 07/03/31(h)	372,079
2,180,000		MH Sub I LLC, 2021 2nd Lien Term Loan, 10.58% (1 mo. USD Term SOFR + 6.25%), due 02/23/29(b)	1,927,255
1,100,000		MH Sub I LLC, 2023 Term Loan TBD, due 05/03/28(h)	1,031,388
723,183		MH Sub I LLC, 2024 Term Loan B4, 8.58% (1 mo. USD Term SOFR + 4.25%), due 12/31/31(b)	630,525
324,154		Midwest Physician Administrative Services LLC, 2021 Term Loan, 7.56% (3 mo. USD Term SOFR + 3.00%), due 03/12/28(b)	303,286
1,250,000		Midwest Physician Administrative Services LLC, 2021 Term Loan TBD, due 03/12/28(h)	1,169,531
525,928		MKS, Inc., 2025 USD Repriced Term Loan, 6.32% (1 mo. USD Term SOFR + 2.00%), due 08/17/29(b)	527,681
160,965		National Mentor Holdings, Inc., 2021 Term Loan, 8.15% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	155,868
711,352		National Mentor Holdings, Inc., 2021 Term Loan, 8.18% (1 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	688,826
25,405		National Mentor Holdings, Inc., 2021 Term Loan C, 8.15% (3 mo. USD Term SOFR + 3.75%), due 03/02/28(b)	24,601
340,439		NEP Group, Inc., 2023 Incremental Term Loan B, 8.60% (3 mo. USD Term SOFR + 4.00%, 1.50% PIK), due 08/19/26(b)	311,502
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
749,999		NEP Group, Inc., 2023 Term Loan B, 7.84% (3 mo. USD Term SOFR + 3.25%, 1.50% PIK), due 08/19/26(b)	688,124
250,000		NEP Group, Inc., 2023 Term Loan B TBD, due 08/19/26(h)	229,375
548,625		Nexus Buyer LLC, 2025 Term Loan B, 7.83% (1 mo. USD Term SOFR + 0.04%), due 07/31/31(b)	550,568
1,496,250		Nexus Buyer LLC, 2025 Term Loan B TBD, due 07/31/31(h)	1,501,550
748,106		NGL Energy Partners LP, 2024 Term Loan B, 8.08% (1 mo. USD Term SOFR + 3.75%), due 02/03/31(b)	742,846
350,000		NGL Energy Partners LP, 2024 Term Loan B TBD, due 02/03/31(h)	347,539
1,416,667	EUR	Nidda Healthcare Holding AG, 2024 EUR Term Loan B2 TBD, due 02/21/30(h)	1,668,150
400,000		OID-OL Intermediate I LLC, Term Loan 1, 10.33% (3 mo. USD Term SOFR + 6.00%), due 02/01/29(b)	411,250
500,000		OID-OL Intermediate I LLC, Term Loan 2, 8.73% (3 mo. USD Term SOFR + 4.25%), due 02/01/29(b)	419,583
525,000		Opal Bidco SAS, USD Term Loan B TBD, due 04/28/32(h)	527,494
1,645,865		Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, 6.57% (1 mo. USD Term SOFR + 2.25%), due 10/05/28(b)	1,647,335
633,405		Outcomes Group Holdings, Inc., 2024 Term Loan B, 8.08% (1 mo. USD Term SOFR + 3.75%), due 05/06/31(b)	637,918
1,250,000		Owens & Minor, Inc., 2025 Term Loan B TBD, due 04/02/30(h)	1,248,437
548,586		Penn Entertainment, Inc., 2022 Term Loan B, 6.83% (1 mo. USD Term SOFR + 2.50%), due 05/03/29(b)	549,786
760,000		Performance Health & Wellness, 2025 Term Loan B, 7.95% (3 mo. USD Term SOFR + 3.75%), due 03/19/32(b)	741,000
20,000		Performance Health & Wellness, 2025 Term Loan B TBD, due 03/19/32(h)	19,500
800,000		PHRG Intermediate LLC, 2025 Term Loan B, 8.33% (3 mo. USD Term SOFR + 4.00%), due 02/20/32(b)	792,500
50,000		PHRG Intermediate LLC, 2025 Term Loan B TBD, due 02/20/32(h)	49,531
748,125		Plano HoldCo, Inc., Term Loan B, 7.80% (3 mo. USD Term SOFR + 3.50%), due 10/02/31(b)	749,995
450,000		Pluto Acquisition I, Inc., 2024 First Out Superpriority Term Loan, 9.82% (3 mo. USD Term SOFR + 5.50%), due 06/20/28(b)	456,750
643,383		PointClickCare Technologies, Inc., 2024 USD Term Loan B, 7.42% (6 mo. USD Term SOFR + 3.25%), due 11/03/31(b)	647,405
1,994,819		Polaris Newco LLC, USD Term Loan B, 8.29% (3 mo. USD Term SOFR + 3.75%), due 06/02/28(b)	1,947,799
408,970		Prairie ECI Acquiror LP, 2024 Term Loan B, 8.58% (1 mo. USD Term SOFR + 4.25%), due 08/01/29(b)	412,037
703,015		Pregis TopCo Corp., 2025 Refinancing Term Loan, 8.33% (1 mo. USD Term SOFR + 4.00%), due 02/01/29(b)	705,915
1,496,241		Pre-Paid Legal Services, Inc., 2021 Term Loan, 7.58% (1 mo. USD Term SOFR + 3.25%), due 12/15/28(b)	1,490,443
1,415,000		Primary Products Finance LLC, 2024 1st Lien Term Loan B TBD, due 04/01/29(h)	1,410,578
1,000,000		Project Castle, Inc., Term Loan B TBD, due 06/01/29(h)	795,000
1,146,573		Project Ruby Ultimate Parent Corp., 2024 Term Loan B, 7.44% (1 mo. USD Term SOFR + 3.00%), due 03/10/28(b)	1,149,201
201,681		Project Ruby Ultimate Parent Corp., 2024 Term Loan B TBD, due 03/10/28(h)	202,143
1,211,000		Prometric Holdings, Inc., 2025 Term Loan B TBD, due 06/18/32(h)	1,214,216
907,702		Proofpoint, Inc., 2024 Term Loan, 7.33% (1 mo. USD Term SOFR + 3.00%), due 08/31/28(b)	909,830
1,100,000		Proofpoint, Inc., 2024 Term Loan TBD, due 08/31/28(h)	1,102,578
70,171		Proofpoint, Inc., 2025 Fungible Term Loan TBD, due 08/31/28(h)	70,297
108See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,496,241		PushPay USA, Inc., 2025 Term Loan, 8.30% (3 mo. USD Term SOFR + 4.00%), due 08/15/31(b)	1,495,305
1,745,625		Quikrete Holdings, Inc., 2025 Term Loan B, 6.58% (1 mo. USD Term SOFR + 2.25%), due 02/10/32(b)	1,745,313
1,000,000	EUR	Quimper AB, 2024 EUR Term Loan B TBD, due 03/29/30(h)	1,173,535
756		Radnet Management, Inc., 2024 1st Lien Term Loan B, 6.58% (3 mo. USD Term SOFR + 2.25%), due 04/18/31(b)	757
897,668		RealPage, Inc, 1st Lien Term Loan, 7.56% (3 mo. USD Term SOFR + 3.00%), due 04/24/28(b)	892,806
1,097,150		RealPage, Inc, 1st Lien Term Loan TBD, due 04/24/28(h)	1,091,207
408,932		RealTruck Group, Inc., 2021 Term Loan B, 8.19% (1 mo. USD Term SOFR + 3.75%), due 01/31/28(b)	367,698
1,496,231		Resonetics LLC, 2024 Term Loan B, 7.57% (3 mo. USD Term SOFR + 3.25%), due 06/18/31(b)	1,499,037
1,246,787		Rinchem Co., Inc., Term Loan, 8.65% (3 mo. USD Term SOFR + 4.25%), due 03/02/29(b)	824,958
548,618		Rocket Software, Inc., 2023 USD Term Loan B TBD, due 11/28/28(h)	550,504
1,496,241		Rockpoint Gas Storage Partners LP, 2025 Term Loan B TBD, due 09/18/31(h)	1,503,411
237,500		Sandisk Corp., Term Loan B, 7.32% (3 mo. USD Term SOFR + 3.00%), due 02/20/32(b)	236,238
32,871		SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 7.32% (3 mo. USD Term SOFR + 3.00%), due 01/31/29(b)	32,922
161,806		SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 7.28% (3 mo. USD Term SOFR + 3.00%), due 01/31/29(b)	162,059
1,217,333		Secretariat Advisors LLC, 2025 Term Loan B TBD, due 02/28/32(h)	1,220,377
710,000		Sedgwick Claims Management Services, Inc., 2023 Term Loan B TBD, due 07/31/31(h)	713,254
1,012,456		Service Logic Acquisition, Inc., 2025 Repriced Term Loan B, 7.28% (3 mo. USD Term SOFR + 3.00%), due 10/29/27(b)	1,014,987
3,271,759		Sharp Services LLC, 2024 Term Loan B, 7.55% (3 mo. USD Term SOFR + 3.25%), due 12/31/28(b)	3,286,073
165,000		Shift4 Payments LLC, 2025 Term Loan TBD, due 05/07/32(h)	166,469
748,111		Six Flags Entertainment Corp., 2024 Term Loan B TBD, due 05/01/31(h)	749,864
997,500		SMX Group LLC, Term Loan, 8.80% (3 mo. USD Term SOFR + 4.50%), due 02/06/32(b)	1,000,617
750,000		SMX Group LLC, Term Loan TBD, due 02/06/32(h)	752,344
314,213		Somnigroup International, Inc., Term Loan B TBD, due 10/24/31(h)	315,293
847,809		Specialty Building Products Holdings LLC, 2021 Term Loan B, 8.18% (1 mo. USD Term SOFR + 3.75%), due 10/15/28(b)	813,897
2,044,823		Star Parent Inc., Term Loan B, 8.30% (3 mo. USD Term SOFR + 4.00%), due 09/27/30(b)	2,026,420
597,222		Star Parent Inc., Term Loan B TBD, due 09/27/30(h)	591,847
93,333		Student Transportation of America Holdings, Inc., Term Loan B TBD, due 06/10/32(h)	93,606
750,000		Teneo Holdings LLC, 2024 Term Loan B TBD, due 03/13/31(h)	757,734
1,496,222		Thermostat Purchaser III, Inc., 2024 Term Loan B, 8.55% (3 mo. USD Term SOFR + 4.25%), due 08/31/28(b)	1,499,962
545,455	EUR	Thyme Holdco SARL, 2025 EUR Term Loan B TBD, due 06/27/32(h)	643,083
1,246,875		Tidal Waste & Recycling Holdings LLC, Term Loan B, 7.30% (3 mo. USD Term SOFR + 3.00%), due 10/24/31(b)	1,254,668
1,343,633		TKC Holdings, Inc., 2024 Term Loan, 9.32% (1 mo. USD Term SOFR + 5.00%), due 05/15/28(b)	1,346,152
1,450,875		Townsquare Media, Inc., 2025 Term Loan, 9.32% (3 mo. USD Term SOFR + 5.00%), due 02/19/30(b)	1,313,042
190,000		Townsquare Media, Inc., 2025 Term Loan TBD, due 02/19/30(h)	171,950
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
648,363		TransDigm, Inc., 2023 Term Loan J, 6.80% (3 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	649,984
2,300,000		TransDigm, Inc., 2024 Term Loan K TBD, due 03/22/30(h)	2,310,679
715,000		Traverse Midstream Partners LLC, 2017 Term Loan, 7.28% (3 mo. USD Term SOFR + 3.00%), due 02/16/28(b)	717,681
1,231,905		Trident TPI Holdings, Inc., 2024 Term Loan B7, 8.05% (3 mo. USD Term SOFR + 3.75%), due 09/15/28(b)	1,212,194
100,000		Trucordia Insurance Holdings LLC, Term Loan B, 7.56% (1 mo. USD Term SOFR + 3.25%), due 06/14/32(b)	100,313
997,389		TruGreen LP, 2020 Term Loan, 8.43% (1 mo. USD Term SOFR + 4.00%), due 11/02/27(b)	944,610
2,200,000		Twitter, Inc., 2025 Fixed Term Loan TBD, due 10/26/29(h)	2,141,700
2,792,875		U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 9.44% (1 mo. USD Term SOFR + 5.00%), due 06/20/28(b)	2,648,576
548,622		UFC Holdings, LLC, 2024 Term Loan B, 6.57% (3 mo. USD Term SOFR + 0.02%), due 11/21/31(b)	551,262
505,000		UFC Holdings, LLC, 2024 Term Loan B TBD, due 11/21/31(h)	507,431
1,498,992		UKG, Inc., 2024 Term Loan B TBD, due 02/10/31(h)	1,505,862
900,000		United Talent Agency LLC, 2025 Term Loan B, 7.81% (1 mo. USD Term SOFR + 3.50%), due 06/10/32(b)	902,250
920,000		United Talent Agency LLC, 2025 Term Loan B TBD, due 06/10/32(h)	922,300
1,246,851		Univision Communications Inc., 2024 Term Loan B, 7.94% (1 mo. USD Term SOFR + 3.50%), due 01/31/29(b)	1,226,979
249,357		Univision Communications, Inc., 2022 First Lien Term Loan B, 8.55% (3 mo. USD Term SOFR + 4.25%), due 06/24/29(b)	250,292
1,130,348		USALCO LLC, 2024 Term Loan B, 8.33% (1 mo. USD Term SOFR + 4.00%), due 09/30/31(b)	1,137,413
226,595		USALCO LLC, 2024 Term Loan B TBD, due 09/30/31(h)	228,012
1,100,000		USI, Inc., 2024 Term Loan C TBD, due 09/29/30(h)	1,098,568
797,990		USI, Inc., 2024 Term Loan D, 6.55% (3 mo. USD Term SOFR + 2.25%), due 11/21/29(b)	797,408
325,000		Valvoline, Inc., Term Loan B TBD, due 03/19/32(h)	326,422
492,530		Van Pool Transportation LLC, 2025 Term Loan TBD, due 06/17/30(h)	492,736
500,000		Verifone Systems, Inc., 2025 Term Loan TBD, due 08/18/28(h)	469,479
1,246,867		Viant Medical Holdings, Inc., 2024 Term Loan B, 8.33% (1 mo. USD Term SOFR + 4.00%), due 10/29/31(b)	1,236,542
500,000		Viant Medical Holdings, Inc., 2024 Term Loan B TBD, due 10/29/31(h)	495,859
748,067		Victory Buyer LLC, Term Loan, 8.19% (1 mo. USD Term SOFR + 3.75%), due 11/19/28(b)	740,586
1,400,000		Virgin Media Bristol LLC, 2020 USD Term Loan Q TBD, due 01/31/29(h)	1,389,609
1,000,000	EUR	Vita Bidco Ltd., EUR Term Loan B TBD, due 09/29/31(h)	1,178,251
1,750,000		Voyager Parent LLC, Term Loan B TBD, due 05/09/32(h)	1,733,907
498,705		Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 6.83% (1 mo. USD Term SOFR + 2.50%), due 01/30/31(b)	496,679
670,000		Wasserman Media Group LLC, Term Loan B, 7.32% (1 mo. USD Term SOFR + 3.00%), due 06/11/32(b)	671,675
145,000		Wasserman Media Group LLC, Term Loan B TBD, due 06/11/32(h)	145,363
700,000		WCG Intermediate Corp., 2025 Term Loan B TBD, due 02/25/32(h)	693,948
1,745,603		WeddingWire, Inc., 2024 Term Loan B, 8.08% (1 mo. USD Term SOFR + 3.75%), due 01/31/28(b)	1,743,421
398,995		WEX, Inc., 2024 Term Loan B2, 6.08% (1 mo. USD Term SOFR + 1.75%), due 03/31/28(b)	399,369
110See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,097,243		Whatabrands LLC, 2024 1st Lien Term Loan B, 6.83% (1 mo. USD Term SOFR + 2.50%), due 08/03/28(b)	1,098,683
1,400,000		White Cap Buyer LLC, 2024 Term Loan B, 7.58% (1 mo. USD Term SOFR + 3.25%), due 10/19/29(b)	1,392,805
200,000		WhiteWater Matterhorn Holdings LLC, 2025 Term Loan B, 6.57% (3 mo. USD Term SOFR + 2.25%), due 06/16/32(b)	200,156
693,254		WideOpenWest Finance LLC, 2024 Super Priority 1st Out New Money Term Loan, 11.50% (3 mo. USD Term SOFR + 7.00%), due 12/11/28(b)	712,318
320,000		Wilsonart LLC, 2024 Term Loan B TBD, due 08/05/31(h)	314,857
1,246,843		Wrench Group LLC, 2019 Term Loan B, 8.56% (3 mo. USD Term SOFR + 4.00%), due 10/30/28(b)	1,244,115
250,000		Wrench Group LLC, 2019 Term Loan B TBD, due 10/30/28(h)	249,453
555,000		Zayo Group Holdings, Inc., USD Term Loan TBD, due 03/09/27(h)	529,747
1,000,000		Zest Acquisition Corp., 2023 Term Loan TBD, due 02/08/28(h)	1,000,000
			299,914,780
		Convertible Debt — 0.8%
900,000		Alarm.com Holdings, Inc., 2.25%, due 06/01/29	875,298
658,000		Carnival Corp., 5.75%, due 12/01/27	1,448,916
165,000		Cloudflare, Inc., due 08/15/26(j)	195,500
841,000		Cloudflare, Inc., due 06/15/30(j) 144A	909,541
316,000		Coinbase Global, Inc., 0.25%, due 04/01/30	414,118
300,000		CyberArk Software Ltd., due 06/15/30(j) 144A	309,000
128,000		DraftKings Holdings, Inc., 4.38%, due 03/15/28(k)	115,136
555,000		Duke Energy Corp., 4.13%, due 04/15/26	587,884
225,000		Enphase Energy, Inc., 6.22%, due 03/01/28(k)(l)	183,038
700,000		Federal Realty OP LP, 3.25%, due 01/15/29 144A	697,200
670,000		Fluor Corp., 1.13%, due 08/15/29	879,877
665,000		Guidewire Software, Inc., 1.25%, due 11/01/29 144A	785,698
300,000		JD.com, Inc., 0.25%, due 06/01/29	313,650
82,000		MakeMyTrip Ltd., due 07/01/30(j) 144A	87,596
1,000,000	EUR	Mitsubishi UFJ Investor Services & Banking Luxembourg SA, Series PRX, 6.54%, (3 mo. EURIBOR + 4.50%), due 12/15/50(b)	690,269
475,000		NextEra Energy Capital Holdings, Inc., 3.00%, due 03/01/27	541,263
600,000		Qiagen NV, 2.50%, due 09/10/31(f)	638,723
500,000		Rexford Industrial Realty LP, 4.13%, due 03/15/29(l) 144A	489,750
387,000		Seagate HDD Cayman, 3.50%, due 06/01/28	696,745
475,000		Spotify USA, Inc., due 03/15/26(j)	720,765
55,000		Tyler Technologies, Inc., 0.25%, due 03/15/26	67,870
825,000		Uber Technologies, Inc., Series 2028, 0.88%, due 12/01/28	1,180,987
320,000		WEC Energy Group, Inc., 3.38%, due 06/01/28 144A	320,880
400,000		WEC Energy Group, Inc., 4.38%, due 06/01/29	462,600
525,000		Welltower OP LLC, 2.75%, due 05/15/28 144A	856,013
			14,468,317
		Corporate Debt — 37.6%
1,200,000		1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	1,169,980
1,900,000		1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	1,772,545
1,012,000		1011778 BC ULC/New Red Finance, Inc., 5.63%, due 09/15/29 144A	1,027,557
780,000		1261229 BC Ltd., 10.00%, due 04/15/32 144A	787,402
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
300,000	EUR	Abanca Corp. Bancaria SA, 4.63% (5 yr. EURIBOR ICE Swap + 2.45%), due 12/11/36(b)(f)	359,461
170,000		Acadia Healthcare Co., Inc., 5.00%, due 04/15/29 144A	165,022
3,900,000		Acadia Healthcare Co., Inc., 7.38%, due 03/15/33(l) 144A	4,022,780
240,000		ACCO Brands Corp., 4.25%, due 03/15/29 144A	212,525
500,000		Acrisure LLC/Acrisure Finance, Inc., 4.25%, due 02/15/29 144A	480,221
45,000		Acrisure LLC/Acrisure Finance, Inc., 6.75%, due 07/01/32 144A	45,677
500,000		Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/06/30 144A	516,842
285,000		Acrisure LLC/Acrisure Finance, Inc., 8.25%, due 02/01/29 144A	295,145
1,045,000		Acrisure LLC/Acrisure Finance, Inc., 8.50%, due 06/15/29 144A	1,090,520
765,000		Adani Electricity Mumbai Ltd., 3.87%, due 07/22/31(f)	656,669
200,000		Adani Ports & Special Economic Zone Ltd., 4.00%, due 07/30/27(f)	193,757
285,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	282,871
10,000		Advanced Drainage Systems, Inc., 5.00%, due 09/30/27 144A	9,928
625,000		Aegea Finance SARL, 6.75%, due 05/20/29(f)	625,393
730,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	661,782
1,415,961		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30(f)	1,297,431
2,405,000		Africell Holding Ltd., 10.50%, due 10/23/29(l) 144A	2,346,869
1,155,000		Africell Holding Ltd., 10.50%, due 10/23/29(f)	1,127,449
846,000		Ahead DB Holdings LLC, 6.63%, due 05/01/28(l) 144A	849,159
800,000		Ahli Bank QSC, 4.00% (5 yr. CMT + 3.45%)(b)(f)(m)	784,830
600,000		Ahlstrom Holding 3 OYJ, 4.88%, due 02/04/28(l) 144A	573,058
210,000		AIB Group PLC, 5.32% (SOFR + 1.65%), due 05/15/31(b) 144A	213,754
173,000		Aircastle Ltd., 5.25% (5 yr. CMT + 4.41%)(b)(m) 144A	171,668
1,760,000		AL Candelaria -spain- SA, 5.75%, due 06/15/33(f)	1,494,856
900,000	EUR	Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, due 05/21/30(l) 144A	1,081,719
87,000		Alibaba Group Holding Ltd., 0.50%, due 06/01/31	111,258
750,000		Allegiant Travel Co., 7.25%, due 08/15/27(l) 144A	750,814
750,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 4.25%, due 10/15/27 144A	736,700
1,600,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 01/15/31 144A	1,656,264
1,835,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, due 10/01/32(l) 144A	1,893,837
400,000		Allianz SE, 5.60% (5 yr. CMT + 2.77%), due 09/03/54(b) 144A	399,726
900,000		Ally Financial, Inc., 5.74% (SOFR + 1.96%), due 05/15/29(b)	916,214
475,000		Alnylam Pharmaceuticals, Inc., 1.00%, due 09/15/27	618,212
500,000		Alpha Generation LLC, 6.75%, due 10/15/32 144A	515,755
288,000		AltaGas Ltd., 7.20% (5 yr. CMT + 3.57%), due 10/15/54(b) 144A	288,784
1,820,000		Altice France Holding SA, 10.50%, due 05/15/27(n) 144A	633,879
800,000	EUR	Altice France SA, 4.13%, due 01/15/29(f)	792,433
860,000		Altice France SA, 5.13%, due 07/15/29 144A	711,650
911,000		Altice France SA, 5.50%, due 01/15/28(l) 144A	767,517
300,000		Altice France SA, 5.50%, due 10/15/29 144A	249,000
875,000		Ambipar Lux SARL, 9.88%, due 02/06/31(f)	827,603
550,000		Ambipar Lux SARL, 10.88%, due 02/05/33 144A	521,162
475,000		AMC Networks, Inc., 4.25%, due 02/15/29(l)	380,981
385,000		Amentum Holdings, Inc., 7.25%, due 08/01/32 144A	396,495
740,000		Amer Sports Co., 6.75%, due 02/16/31 144A	771,026
1,800,000		American Builders & Contractors Supply Co., Inc., 4.00%, due 01/15/28 144A	1,761,779
112See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
205,000		AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, due 06/01/28(l) 144A	211,525
1,490,000		AmeriTex HoldCo Intermediate LLC, 10.25%, due 10/15/28 144A	1,582,443
800,000		ams-OSRAM AG, 12.25%, due 03/30/29(l) 144A	854,297
1,500,000		AmWINS Group, Inc., 4.88%, due 06/30/29(l) 144A	1,458,659
1,000,000		Anglo American Capital PLC, 5.75%, due 04/05/34 144A	1,033,162
260,000		Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, due 01/15/29 144A	228,331
225,000		APi Group DE, Inc., 4.13%, due 07/15/29 144A	214,689
610,000		Aragvi Finance International DAC, 11.13%, due 11/20/29 144A	616,714
500,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, due 04/01/28 144A	501,968
500,000		Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 09/01/32 144A	509,751
1,740,770		ARD Finance SA, 6.50% (6.5% CASH / 7.25% PIK), due 06/30/27 144A	82,687
1,650,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, due 09/01/28 144A	1,560,402
500,000	EUR	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, due 08/15/26(f)	562,265
700,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 08/15/26(l) 144A	657,790
1,044,000		Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, due 08/15/27(l) 144A	466,391
200,000		Ardonagh Group Finance Ltd., 8.88%, due 02/15/32 144A	210,620
600,000		ARES Strategic Income Fund, 5.45%, due 09/09/28 144A	600,428
1,110,000		Arsenal AIC Parent LLC, 8.00%, due 10/01/30 144A	1,185,968
900,000		AS Mileage Plan IP Ltd., 5.31%, due 10/20/31 144A	885,987
750,000		Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	724,689
500,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29(l) 144A	501,162
500,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 10/15/32 144A	509,214
800,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.63%, due 07/15/33 144A	812,126
37,500,000	MXN	Asian Infrastructure Investment Bank, 9.88%, due 02/08/38(f)(k)	641,938
1,196,728		ASP Unifrax Holdings, Inc., 7.10% (7.10% Cash, or 5.85% Cash or 1.25% PIK), due 09/30/29 144A	550,495
210,000		Assurant, Inc., 7.00% (3 mo. USD LIBOR + 4.14%), due 03/27/48(b)(l)	214,215
5,200,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30 144A	5,123,121
143,000		Athene Holding Ltd., 6.88% (5 yr. CMT + 2.58%), due 06/28/55(b)(l)	142,657
1,260,000		ATI, Inc., 5.13%, due 10/01/31	1,232,552
310,000		Atkore, Inc., 4.25%, due 06/01/31 144A	287,094
1,000,000		Avient Corp., 6.25%, due 11/01/31 144A	1,009,973
258,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, due 06/15/32 144A	270,100
900,000		Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	855,899
300,000		Axalta Coating Systems LLC, 3.38%, due 02/15/29 144A	284,379
600,000		Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, due 06/15/27 144A	596,731
660,000		Axon Enterprise, Inc., 6.13%, due 03/15/30 144A	680,368
1,080,000		Axon Enterprise, Inc., 6.25%, due 03/15/33 144A	1,114,735
1,805,000		Azule Energy Finance PLC, 8.13%, due 01/23/30 144A	1,789,657
1,095,000		Azule Energy Finance PLC, 8.13%, due 01/23/30(f)	1,085,827
7,156		Azure Power Energy Ltd., 3.58%, due 08/19/26(f)	6,898
600,000		B&G Foods, Inc., 8.00%, due 09/15/28 144A	578,422
5,500,000		Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, due 07/15/26 144A	5,099,231
1,900,000		Ball Corp., 2.88%, due 08/15/30	1,714,351
225,000		Banc of California, 3.25% (3 mo. USD Term SOFR + 2.52%), due 05/01/31(b)	200,365
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
675,000	EUR	Banca Monte dei Paschi di Siena SpA, 7.71% (5 yr. EURIBOR ICE Swap + 5.01%), due 01/18/28(b)(f)	869,125
135,000	EUR	Banca Transilvania SA, 5.13% (1 yr. EURIBOR ICE Swap + 2.95%), due 09/30/30(b)(f)	160,863
970,000	EUR	Banca Transilvania SA, 8.88% (1 yr. EURIBOR ICE Swap + 5.58%), due 04/27/27(b)(f)	1,185,768
400,000	EUR	Banco de Sabadell SA, 5.00% (5 yr. EUR Swap annual + 5.17%)(b)(f)(m)	471,007
2,160,000		Banco Mercantil del Norte SA, 6.63% (10 yr. CMT + 5.03%)(b)(f)(m)	2,006,818
1,490,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(m) 144A	1,475,901
1,275,000		Bank Negara Indonesia Persero Tbk. PT, 4.30% (5 yr. CMT + 3.47%)(b)(f)(m)	1,218,714
475,000	EUR	Bank of Cyprus Holdings PLC, 11.88% (5 yr. EURIBOR ICE Swap + 9.13%)(b)(f)(m)	667,980
325,000	GBP	Barclays PLC, 8.88% (5 yr. U.K. Government Bond + 6.96%)(b)(f)(m)	469,876
750,000		Bath & Body Works, Inc., 6.88%, due 11/01/35	778,891
210,000		Bath & Body Works, Inc., 6.95%, due 03/01/33(l)	216,472
400,000	EUR	BAWAG Group AG, 7.25% (5 yr. EURIBOR ICE Swap + 5.05%)(b)(f)(m)	489,904
1,040,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 7.63% (5 yr. CMT + 3.38%), due 02/11/35(b) 144A	1,070,472
750,000		BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% (5 yr. CMT + 4.66%), due 06/29/38(b)(f)	793,731
670,000		Beach Acquisition Bidco LLC, 10.00% (10% Cash / 10.75% PIK), due 07/15/33(d) 144A	696,140
500,000		Beacon Mobility Corp., 7.25%, due 08/01/30(d) 144A	510,911
220,000	EUR	Bellis Acquisition Co. PLC, 8.00%, due 07/01/31(d) 144A	259,742
270,000		BellRing Brands, Inc., 7.00%, due 03/15/30 144A	281,442
450,000		Bill Holdings, Inc., 3.23%, due 04/01/30(k) 144A	380,813
750,000		Blackstone Mortgage Trust, Inc., 7.75%, due 12/01/29 144A	798,355
2,300,000		Block, Inc., 2.75%, due 06/01/26	2,253,328
900,000		Blue Owl Finance LLC, 6.25%, due 04/18/34	926,558
500,000		BNP Paribas SA, 7.38% (5 yr. CMT + 3.54%)(b)(m) 144A	509,029
361,000		BNP Paribas SA, 7.45% (5 yr. CMT + 3.13%)(b)(m) 144A	364,069
340,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%)(b)(m) 144A	358,454
200,000		BNP Paribas SA, 8.50% (5 yr. CMT + 4.35%)(b)(l)(m) 144A	211,994
450,000	EUR	BOI Finance BV, 7.50%, due 02/16/27(f)	539,167
920,000		Boost Newco Borrower LLC, 7.50%, due 01/15/31 144A	977,247
1,650,000		Boyd Gaming Corp., 4.75%, due 06/15/31 144A	1,582,467
800,000	EUR	BPCE SA, 1.50% (5 yr. EUR Swap annual + 1.75%), due 01/13/42(b)(f)	915,789
1,755,000		Braskem Netherlands Finance BV, 4.50%, due 01/31/30(f)	1,361,458
2,512,000		Bread Financial Holdings, Inc., 8.38% (5 yr. CMT + 4.30%), due 06/15/35(b)(l) 144A	2,531,300
575,000		BRF SA, 5.75%, due 09/21/50(f)	467,511
195,000		Brinker International, Inc., 8.25%, due 07/15/30 144A	207,957
960,000		Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, due 04/01/27 144A	934,706
270,000		Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, due 06/15/29(l) 144A	245,952
1,665,000		Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, due 02/01/32 144A	1,651,507
1,100,000		Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 02/15/39(f)	1,134,151
900,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	834,448
550,000		Builders FirstSource, Inc., 6.75%, due 05/15/35 144A	566,976
1,040,000	EUR	Bulgarian Energy Holding EAD, 2.45%, due 07/22/28(f)	1,180,114
800,000		Burford Capital Global Finance LLC, 6.25%, due 04/15/28 144A	793,196
630,000		Burford Capital Global Finance LLC, 9.25%, due 07/01/31 144A	663,837
1,000,000		BWX Technologies, Inc., 4.13%, due 04/15/29 144A	964,824
114See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,423,000		C&W Senior Finance Ltd., 9.00%, due 01/15/33(f)	1,456,849
600,000		CACI International, Inc., 6.38%, due 06/15/33 144A	619,919
398,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	398,368
380,000		CaixaBank SA, 5.58% (SOFR + 1.79%), due 07/03/36(b)(d) 144A	384,044
500,000		CaixaBank SA, 6.84% (SOFR + 2.77%), due 09/13/34(b) 144A	549,457
600,000	EUR	CaixaBank SA, 7.50% (5 yr. EURIBOR ICE Swap + 5.30%)(b)(f)(m)	774,300
215,000		California Resources Corp., 8.25%, due 06/15/29(l) 144A	220,858
1,500,000		Calpine Corp., 3.75%, due 03/01/31(l) 144A	1,424,067
1,250,000		Camelot Return Merger Sub, Inc., 8.75%, due 08/01/28 144A	1,153,725
200,000	GBP	Canary Wharf Group Investment Holdings PLC, 3.38%, due 04/23/28(f)(l)	249,185
675,000		Carnival Corp., 5.88%, due 06/15/31 144A	688,078
1,000,000		Carnival Corp., 6.00%, due 05/01/29 144A	1,011,067
1,300,000		Carvana Co., 9.00% (RESEARCH:), due 06/01/31 144A	1,541,334
400,000	EUR	CCF Holding SAS, 9.25% (5 yr. EUR Swap annual + 6.63%)(b)(f)(m)	507,723
4,530,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	4,234,660
1,370,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 01/15/34 144A	1,220,412
750,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 08/15/30 144A	715,503
1,300,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,211,428
2,130,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	1,948,216
390,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	378,123
500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28 144A	495,735
957,000		Celanese U.S. Holdings LLC, 6.75%, due 04/15/33(l)	967,715
1,360,000		Cemex SAB de CV, 7.20% (5 yr. CMT + 3.52%)(b)(m) 144A	1,375,640
1,400,000		Centene Corp., 2.50%, due 03/01/31	1,206,313
700,000		Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 06/15/29 144A	579,496
750,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	612,308
800,000		Cerdia Finanz GmbH, 9.38%, due 10/03/31 144A	831,176
900,000		CF Industries, Inc., 5.15%, due 03/15/34	896,930
1,705,000		Champ Acquisition Corp., 8.38%, due 12/01/31 144A	1,816,042
1,220,000		Chart Industries, Inc., 7.50%, due 01/01/30 144A	1,278,775
1,420,000		Chart Industries, Inc., 9.50%, due 01/01/31 144A	1,516,872
500,000		Chemours Co., 4.63%, due 11/15/29(l) 144A	435,692
600,000		Cheplapharm Arzneimittel GmbH, 5.50%, due 01/15/28 144A	580,387
900,000		Choice Hotels International, Inc., 3.70%, due 12/01/29	850,782
840,000		Chord Energy Corp., 6.75%, due 03/15/33 144A	858,688
865,000		CHS/Community Health Systems, Inc., 4.75%, due 02/15/31 144A	740,204
500,000		CHS/Community Health Systems, Inc., 5.25%, due 05/15/30 144A	443,849
1,599,000		CHS/Community Health Systems, Inc., 5.63%, due 03/15/27 144A	1,575,983
250,000		CHS/Community Health Systems, Inc., 10.88%, due 01/15/32 144A	265,279
1,600,000		Churchill Downs, Inc., 4.75%, due 01/15/28 144A	1,580,375
1,000,000		Citadel Finance LLC, 5.90%, due 02/10/30 144A	1,009,915
265,000		Citadel Securities Global Holdings LLC, 6.20%, due 06/18/35 144A	272,013
1,000,000		CITGO Petroleum Corp., 6.38%, due 06/15/26 144A	1,000,318
140,000		Citigroup, Inc., 7.00% (10 yr. CMT + 2.76%)(b)(l)(m)	147,513
270,000		Citigroup, Inc., 7.63% (5 yr. CMT + 3.21%)(b)(m)	284,821
750,000		Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 02/15/30 144A	780,440
700,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29 144A	659,811
200,000		Clear Channel Outdoor Holdings, Inc., 7.75%, due 04/15/28(l) 144A	189,155
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
250,000		Clear Channel Outdoor Holdings, Inc., 7.88%, due 04/01/30 144A	258,289
225,000		Clearwater Paper Corp., 4.75%, due 08/15/28 144A	213,862
600,000		Clearway Energy Operating LLC, 4.75%, due 03/15/28 144A	593,236
1,000,000		Cloud Software Group, Inc., 8.25%, due 06/30/32 144A	1,065,159
325,000		Cloud Software Group, Inc., 9.00%, due 09/30/29 144A	337,173
1,500,000		Clydesdale Acquisition Holdings, Inc., 6.75%, due 04/15/32 144A	1,540,341
300,000	EUR	CMA CGM SA, 5.00%, due 01/15/31 144A	352,356
118,000		CMS Energy Corp., 4.75% (5 yr. CMT + 4.12%), due 06/01/50(b)	114,848
600,000		Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, due 07/01/32 144A	591,576
1,100,000		Coherent Corp., 5.00%, due 12/15/29(l) 144A	1,081,489
750,000		CommScope LLC, 4.75%, due 09/01/29(l) 144A	733,150
200,000		Compass Group Diversified Holdings LLC, 5.25%, due 04/15/29 144A	179,689
500,000		Compass Minerals International, Inc., 6.75%, due 12/01/27(l) 144A	504,486
1,090,000		Compass Minerals International, Inc., 8.00%, due 07/01/30 144A	1,126,978
750,000		Concentra Health Services, Inc., 6.88%, due 07/15/32 144A	777,460
230,000		Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, due 11/01/29 144A	219,828
1,150,000		Constellium SE, 6.38%, due 08/15/32 144A	1,169,906
1,000,000		ContourGlobal Power Holdings SA, 6.75%, due 02/28/30 144A	1,031,610
1,250,000		Corp. Nacional del Cobre de Chile, 5.95%, due 01/08/34(f)	1,276,819
1,000,000		CoStar Group, Inc., 2.80%, due 07/15/30 144A	905,066
670,000		Cougar JV Subsidiary LLC, 8.00%, due 05/15/32 144A	714,834
936,000		CP Atlas Buyer, Inc., 7.00%, due 12/01/28(l) 144A	867,108
3,212,000	PEN	Credicorp Capital Sociedad Titulizadora SA, 10.10%, due 12/15/43(f)	961,744
200,000	EUR	Credit Agricole SA, 5.88% (5 yr. EURIBOR ICE Swap + 3.64%)(b)(f)(m)	233,158
300,000	EUR	Credit Agricole SA, 6.50% (5 yr. EURIBOR ICE Swap + 4.21%)(b)(f)(m)	371,144
560,000		Crescent Energy Finance LLC, 7.38%, due 01/15/33 144A	535,800
320,000		Crocs, Inc., 4.13%, due 08/15/31(l) 144A	288,504
1,500,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29	1,420,112
1,000,000		Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, due 09/30/26	995,022
750,000		CSC Holdings LLC, 4.13%, due 12/01/30(l) 144A	529,787
240,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	169,090
250,000		CSC Holdings LLC, 5.75%, due 01/15/30 144A	123,903
270,000		CSC Holdings LLC, 11.75%, due 01/31/29 144A	256,981
900,000		CSN Inova Ventures, 6.75%, due 01/28/28(f)	851,978
1,100,000		CSN Resources SA, 5.88%, due 04/08/32(f)	905,563
110,000		CVS Health Corp., 6.75% (5 yr. CMT + 2.52%), due 12/10/54(b)	110,515
415,000		CVS Health Corp., 7.00% (5 yr. CMT + 2.89%), due 03/10/55(b)	429,073
430,000		Cytokinetics, Inc., 3.50%, due 07/01/27	458,595
155,000	EUR	Czechoslovak Group AS, 5.25%, due 01/10/31(d) 144A	185,554
445,000		Czechoslovak Group AS, 6.50%, due 01/10/31(d) 144A	449,425
600,000		DAE Funding LLC, 3.38%, due 03/20/28(f)	577,701
1,367,000		Datadog, Inc., 1.83%, due 12/01/29(k)(l) 144A	1,313,003
320,000		DaVita, Inc., 3.75%, due 02/15/31 144A	291,266
750,000		DaVita, Inc., 4.63%, due 06/01/30 144A	719,097
600,000		Dcli Bidco LLC, 7.75%, due 11/15/29 144A	608,282
625,000		Deluxe Corp., 8.13%, due 09/15/29 144A	645,824
200,000	EUR	Deutsche Bank AG, 7.38% (5 yr. EURIBOR ICE Swap + 5.11%)(b)(f)(m)	244,708
200,000	EUR	Deutsche Bank AG, 10.00% (5 yr. EURIBOR ICE Swap + 6.94%)(b)(f)(m)	262,213
116See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,200,000		Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, due 10/01/30 144A	1,250,432
900,000		Diamondback Energy, Inc., 5.55%, due 04/01/35	910,177
660,000		Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, due 02/15/31 144A	641,202
190,000	CAD	Doman Building Materials Group Ltd., 5.25%, due 05/15/26(f)	139,331
195,000	CAD	Doman Building Materials Group Ltd., 7.50%, due 09/17/29	143,385
108,000		Dominion Energy, Inc., 6.88% (5 yr. CMT + 2.39%), due 02/01/55(b)	113,671
105,000		Dominion Energy, Inc., 7.00% (5 yr. CMT + 2.51%), due 06/01/54(b)	112,920
1,095,000		Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/29 144A	849,321
600,000		DT Midstream, Inc., 4.38%, due 06/15/31 144A	574,947
1,575,000		Dua Capital Ltd., 2.78%, due 05/11/31(f)	1,439,042
300,000		Dycom Industries, Inc., 4.50%, due 04/15/29 144A	292,222
2,050,000	EUR	Eastern European Electric Co. BV, 6.50%, due 05/15/30 144A	2,484,505
191,000		EchoStar Corp., 6.75%, due 11/30/30	174,453
1,500,000		EchoStar Corp., 10.75%, due 11/30/29	1,546,275
250,000		Ecopetrol SA, 8.38%, due 01/19/36	241,378
1,335,000		Edison International, 8.13% (5 yr. CMT + 3.86%), due 06/15/53(b)(l)	1,292,807
900,000		Elanco Animal Health, Inc., 6.65%, due 08/28/28	938,446
1,045,000		Elastic NV, 4.13%, due 07/15/29 144A	999,418
1,150,000		Ellucian Holdings, Inc., 6.50%, due 12/01/29 144A	1,178,973
300,000	EUR	ELO SACA, 3.25%, due 07/23/27(f)	340,129
500,000	EUR	ELO SACA, 4.88%, due 12/08/28(f)	533,256
1,500,000		Embecta Corp., 5.00%, due 02/15/30 144A	1,356,825
383,000		Emera, Inc., 6.75% (3 mo. USD LIBOR + 5.44%), due 06/15/76(b)	386,360
130,000		Emergent BioSolutions, Inc., 3.88%, due 08/15/28 144A	104,108
1,510,000		EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, due 12/15/30 144A	1,545,367
374,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(b)(l)	373,355
102,000		Enbridge, Inc., 8.50% (5 yr. CMT + 4.43%), due 01/15/84(b)	113,819
145,000		Encompass Health Corp., 4.75%, due 02/01/30(l)	143,273
1,600,000		Encore Capital Group, Inc., 8.50%, due 05/15/30(l) 144A	1,717,472
600,000		Energean Israel Finance Ltd., 5.38%, due 03/30/28(f)	572,812
2,800,000		Energean Israel Finance Ltd., 5.88%, due 03/30/31(f)	2,587,900
2,927,000	EUR	Energo-Pro AS, 8.00%, due 05/27/30(l) 144A	3,553,894
960,000		Energy Transfer LP, 6.25%, due 04/15/49	947,980
105,000		Energy Transfer LP, 8.00% (5 yr. CMT + 4.02%), due 05/15/54(b)	111,781
270,000		EnerSys, 6.63%, due 01/15/32 144A	276,420
600,000		Eni SpA, 5.75%, due 05/19/35 144A	613,984
255,000		Enova International, Inc., 11.25%, due 12/15/28 144A	274,126
215,000		EnQuest PLC, 11.63%, due 11/01/27(l) 144A	217,911
139,000		Enstar Group Ltd., 7.50% (5 yr. CMT + 3.19%), due 04/01/45(b) 144A	143,330
750,000		Entegris, Inc., 4.75%, due 04/15/29 144A	742,373
1,270,000	EUR	Eolo SpA, 4.88%, due 10/21/28(f)	1,402,813
800,000	EUR	Equinix Europe 2 Financing Corp. LLC, 3.25%, due 05/19/29	945,376
690,000		Esab Corp., 6.25%, due 04/15/29 144A	707,327
6,000,000	ZAR	Eskom Holdings SOC Ltd., 7.50%, due 09/15/33	281,707
500,000	EUR	Eurobank SA, 4.00% (1 yr. EURIBOR ICE Swap + 1.70%), due 02/07/36(b)(f)	576,874
218,000		EUSHI Finance, Inc., 7.63% (5 yr. CMT + 3.14%), due 12/15/54(b)	226,221
525,000		Exact Sciences Corp., 2.00%, due 03/01/30 144A	532,875
1,400,000		Expand Energy Corp., 4.75%, due 02/01/32	1,362,278
480,000		EZCORP, Inc., 7.38%, due 04/01/32 144A	506,452
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
290,000		Fair Isaac Corp., 4.00%, due 06/15/28 144A	282,493
1,950,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, due 01/15/29 144A	1,868,961
1,540,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, due 01/15/30 144A	1,422,354
200,000		Fidelis Insurance Holdings Ltd., 7.75% (5 yr. CMT + 4.28%), due 06/15/55(b)(l)	206,843
795,400		FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 01/31/41(f)	808,047
2,160,000		Fiesta Purchaser, Inc., 7.88%, due 03/01/31 144A	2,294,557
1,100,000		Fiesta Purchaser, Inc., 9.63%, due 09/15/32 144A	1,163,435
280,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	279,649
1,100,000		Flutter Treasury DAC, 6.38%, due 04/29/29 144A	1,133,740
113,000		FMC Corp., 8.45% (5 yr. CMT + 4.37%), due 11/01/55(b)	115,924
1,325,000		FMG Resources August 2006 Pty. Ltd., 4.38%, due 04/01/31 144A	1,239,036
4,130,000		Focus Financial Partners LLC, 6.75%, due 09/15/31 144A	4,218,543
245,000	EUR	Food Service Project SA, 5.50%, due 01/21/27(f)(l)	288,801
1,665,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	1,466,273
676,000		Fortrea Holdings, Inc., 7.50%, due 07/01/30(l) 144A	612,744
600,000		Fortress Intermediate 3, Inc., 7.50%, due 06/01/31 144A	629,320
2,300,000		Fortress Transportation & Infrastructure Investors LLC, 5.50%, due 05/01/28 144A	2,289,059
2,605,000	EUR	Fortune Star BVI Ltd., 3.95%, due 10/02/26(f)	2,966,072
400,000	EUR	Forvia SE, 3.75%, due 06/15/28(f)	462,929
400,000	EUR	Forvia SE, 5.50%, due 06/15/31(f)	464,018
200,000		Foundry JV Holdco LLC, 6.40%, due 01/25/38 144A	210,876
1,100,000		Freedom Mortgage Corp., 6.63%, due 01/15/27 144A	1,102,732
50,000		Freedom Mortgage Corp., 12.00%, due 10/01/28 144A	53,803
170,000		Freedom Mortgage Corp., 12.25%, due 10/01/30 144A	188,647
2,045,000		Freedom Mortgage Holdings LLC, 8.38%, due 04/01/32(l) 144A	2,068,665
1,920,000		Freedom Mortgage Holdings LLC, 9.25%, due 02/01/29 144A	1,995,696
800,000		Frontier Communications Holdings LLC, 6.75%, due 05/01/29 144A	811,021
615,000		FS Luxembourg SARL, 8.63%, due 06/25/33 144A	607,620
438,000		FS Luxembourg SARL, 8.88%, due 02/12/31 144A	449,643
464,000		FS Luxembourg SARL, 8.88%, due 02/12/31(f)	476,334
1,020,000		Gap, Inc., 3.63%, due 10/01/29 144A	948,600
295,000		Gartner, Inc., 3.63%, due 06/15/29 144A	280,695
1,300,000		Gartner, Inc., 3.75%, due 10/01/30 144A	1,217,324
270,000		Gates Corp., 6.88%, due 07/01/29 144A	280,697
1,150,000	GBP	Gatwick Airport Finance PLC, 4.38%, due 04/07/26(f)	1,567,355
2,735,000		GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29 144A	2,647,845
1,165,000		GDZ Elektrik Dagitim AS, 9.00%, due 10/15/29(f)	1,127,327
500,000		Gen Digital, Inc., 6.25%, due 04/01/33 144A	514,671
235,000		General Motors Financial Co., Inc., 5.70% (5 yr. CMT + 5.00%)(b)(l)(m)	233,660
600,000		Genesee & Wyoming, Inc., 6.25%, due 04/15/32 144A	612,974
600,000		Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, due 05/15/33(l)	627,817
145,000		Genworth Holdings, Inc., 6.50%, due 06/15/34	144,248
600,000		GFL Environmental, Inc., 4.38%, due 08/15/29(l) 144A	583,112
532,000		Global Atlantic Fin Co., 4.70% (5 yr. CMT + 3.80%), due 10/15/51(b) 144A	522,398
138,000		Global Atlantic Fin Co., 7.95% (5 yr. CMT + 3.61%), due 10/15/54(b) 144A	144,014
900,000		GLP Capital LP/GLP Financing II, Inc., 5.75%, due 06/01/28	922,807
685,000		GLP China Holdings Ltd., 2.95%, due 03/29/26(f)	647,018
118See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,300,000		Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, due 03/01/29 144A	1,229,592
1,520,000		Goat Holdco LLC, 6.75%, due 02/01/32 144A	1,546,562
350,000		goeasy Ltd., 7.38%, due 10/01/30 144A	357,925
1,300,000		goeasy Ltd., 9.25%, due 12/01/28 144A	1,376,287
250,000	EUR	Goldstory SAS, 6.75%, due 02/01/30(f)	305,837
605,000		Golomt Bank, 11.00%, due 05/20/27(f)	616,354
1,000,000		Gray Media, Inc., 4.75%, due 10/15/30(l) 144A	757,500
115,000		Gray Media, Inc., 5.38%, due 11/15/31(l) 144A	86,330
380,000		Great Canadian Gaming Corp./Raptor LLC, 8.75%, due 11/15/29 144A	372,219
574,200		Greenko Power II Ltd., 4.30%, due 12/13/28(f)	540,745
600,000		Griffon Corp., 5.75%, due 03/01/28	600,309
300,000	EUR	Grifols SA, 3.88%, due 10/15/28(f)	337,742
1,000,000		Grifols SA, 4.75%, due 10/15/28 144A	961,952
450,000	EUR	Grifols SA, 7.50%, due 05/01/30(f)	553,908
240,000		GrubHub Holdings, Inc., 5.50%, due 07/01/27 144A	233,172
864,276		Guara Norte SARL, 5.20%, due 06/15/34(f)	819,668
600,000		GYP Holdings III Corp., 4.63%, due 05/01/29(l) 144A	601,822
227,000		Hanwha Life Insurance Co. Ltd., 6.30% (5 yr. CMT + 2.29%), due 06/24/55(b) 144A	234,064
1,880,000		Harvest Midstream I LP, 7.50%, due 09/01/28 144A	1,913,362
750,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, due 06/15/26 144A	734,574
780,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 08/15/28 144A	904,020
1,300,000		HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, due 09/15/30(l) 144A	1,193,818
550,000		HCA, Inc., 7.50%, due 11/06/33	628,735
225,000		HealthEquity, Inc., 4.50%, due 10/01/29 144A	219,045
545,000	GBP	Heathrow Funding Ltd., 6.75%, due 12/03/28(f)	768,136
205,000		Helix Energy Solutions Group, Inc., 9.75%, due 03/01/29 144A	217,021
700,000		Hightower Holding LLC, 6.75%, due 04/15/29 144A	698,219
100,000		Hightower Holding LLC, 9.13%, due 01/31/30(l) 144A	106,554
70,000		Hilton Domestic Operating Co., Inc., 3.63%, due 02/15/32 144A	63,454
1,300,000		Hilton Domestic Operating Co., Inc., 3.75%, due 05/01/29 144A	1,247,017
2,200,000		Hilton Domestic Operating Co., Inc., 4.00%, due 05/01/31 144A	2,069,869
500,000		Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 01/15/32 144A	508,076
270,000		HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, due 06/01/29(l) 144A	228,379
1,800,000		Hologic, Inc., 3.25%, due 02/15/29 144A	1,716,645
650,000	EUR	House of HR Group BV, 9.00%, due 11/03/29(f)	760,868
560,000		Howard Midstream Energy Partners LLC, 8.88%, due 07/15/28 144A	588,314
750,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, due 02/15/31 144A	777,234
650,000		Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, due 02/15/32(l) 144A	679,253
400,000		HSBC Holdings PLC, 4.60% (5 yr. CMT + 3.65%)(b)(m)	365,421
585,000		HSBC Holdings PLC, 5.24% (SOFR + 1.57%), due 05/13/31(b)	595,779
1,528,000		HSBC Holdings PLC, 7.05% (5 yr. CMT + 2.99%)(b)(m)	1,549,478
140,000		HUB International Ltd., 5.63%, due 12/01/29(l) 144A	140,130
3,935,000		HUB International Ltd., 7.38%, due 01/31/32(l) 144A	4,119,762
120,000		Hudson Pacific Properties LP, 3.95%, due 11/01/27	115,150
2,360,000		Hudson Pacific Properties LP, 4.65%, due 04/01/29(l)	2,122,474
620,000		Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, due 11/05/38 144A	655,427
500,000	EUR	Ibercaja Banco SA, 4.13% (5 yr. EURIBOR ICE Swap + 1.90%), due 08/18/36(b)(f)	583,575
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
800,000	EUR	Ibercaja Banco SA, 9.13% (5 yr. EUR Swap annual + 6.83%)(b)(f)(m)	1,036,355
1,300,000		IHS Holding Ltd., 6.25%, due 11/29/28(f)	1,268,195
630,000		IHS Holding Ltd., 7.88%, due 05/29/30(f)	633,581
1,145,000		IIFL Finance Ltd., 8.75%, due 07/24/28(l) 144A	1,152,781
645,000		IIFL Finance Ltd., 8.75%, due 07/24/28(f)	649,383
200,000	EUR	Iliad Holding SASU, 5.38%, due 04/15/30(f)	241,693
300,000	EUR	Iliad Holding SASU, 6.88%, due 04/15/31(f)	376,375
335,000		Iliad Holding SASU, 7.00%, due 10/15/28 144A	341,383
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	309,349
475,000		Immunocore Holdings PLC, 2.50%, due 02/01/30	411,981
1,550,000		Indofood CBP Sukses Makmur Tbk. PT, 4.75%, due 06/09/51(f)	1,255,814
1,710,000		Ingevity Corp., 3.88%, due 11/01/28(l) 144A	1,632,013
805,000		Insulet Corp., 6.50%, due 04/01/33 144A	839,849
500,000		Integer Holdings Corp., 1.88%, due 03/15/30 144A	522,000
99,000		Intel Corp., 5.60%, due 02/21/54(l)	90,884
625,000		Intelsat Jackson Holdings SA, 6.50%, due 03/15/30(l) 144A	638,873
285,000		Interface, Inc., 5.50%, due 12/01/28 144A	281,103
2,613,676		International Airport Finance SA, 12.00%, due 03/15/33(f)	2,802,837
38,600,000	INR	International Bank for Reconstruction & Development, 6.75%, due 07/13/29	454,966
220,000	EUR	International Personal Finance PLC, 10.75%, due 12/14/29(f)	286,176
525,000		Intesa Sanpaolo SpA, 3.88%, due 01/12/28 144A	515,149
785,000		Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(b) 144A	722,514
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	350,816
200,000		Intesa Sanpaolo SpA, 6.63%, due 06/20/33 144A	217,244
300,000		Intesa Sanpaolo SpA, 7.80%, due 11/28/53 144A	351,101
275,000	EUR	Intesa Sanpaolo SpA, 9.13% (5 yr. EURIBOR ICE Swap + 6.26%)(b)(f)(m)	374,704
800,000		Ionis Pharmaceuticals, Inc., 1.75%, due 06/15/28	842,500
255,000	EUR	IQVIA, Inc., 2.25%, due 01/15/28(f)	291,913
1,400,000		IQVIA, Inc., 6.25%, due 06/01/32 144A	1,438,455
1,290,000		Iron Mountain, Inc., 4.88%, due 09/15/29 144A	1,268,300
400,000		Iron Mountain, Inc., 5.25%, due 03/15/28 144A	398,515
280,000		Ithaca Energy North Sea PLC, 8.13%, due 10/15/29 144A	289,059
1,250,000		ITT Holdings LLC, 6.50%, due 08/01/29 144A	1,189,751
1,130,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30(l) 144A	1,128,829
745,000		Ivanhoe Mines Ltd., 7.88%, due 01/23/30(f)	744,228
220,000		Jaguar Land Rover Automotive PLC, 4.50%, due 10/01/27(l) 144A	216,191
880,000		Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32 144A	888,951
1,200,000		Jane Street Group/JSG Finance, Inc., 6.75%, due 05/01/33 144A	1,234,597
1,730,000		Jane Street Group/JSG Finance, Inc., 7.13%, due 04/30/31 144A	1,821,486
575,000		Jazz Investments I Ltd., 3.13%, due 09/15/30 144A	612,375
475,000		JBT Marel Corp., 0.25%, due 05/15/26	473,622
1,225,000		JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31 144A	1,192,545
55,000		JH North America Holdings, Inc., 5.88%, due 01/31/31 144A	55,515
265,000		K Hovnanian Enterprises, Inc., 11.75%, due 09/30/29 144A	287,607
2,110,000		KazMunayGas National Co. JSC, 6.38%, due 10/24/48(f)	1,954,503
295,000		KBR, Inc., 4.75%, due 09/30/28 144A	283,998
1,375,000		Khazanah Global Sukuk Bhd., 4.69%, due 06/01/28(f)	1,385,016
1,285,000		Korn Ferry, 4.63%, due 12/15/27 144A	1,279,988
120See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
200,000	GBP	La Banque Postale SA, 5.63% (1 yr. U.K. Government Bond + 2.60%), due 09/21/28(b)(f)	277,792
115,000		LABL, Inc., 5.88%, due 11/01/28 144A	100,779
829,000		LABL, Inc., 8.63%, due 10/01/31(l) 144A	709,710
800,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, due 02/01/27 144A	789,224
1,590,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 07/15/31 144A	1,663,689
500,000		Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	477,333
510,000		Lantheus Holdings, Inc., 2.63%, due 12/15/27	649,102
680,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	671,224
1,300,000		Latam Airlines Group SA, 7.88%, due 04/15/30(f)	1,327,625
952,000		LBM Acquisition LLC, 6.25%, due 01/15/29(l) 144A	826,674
750,000		LCM Investments Holdings II LLC, 4.88%, due 05/01/29 144A	729,957
225,000		LCPR Senior Secured Financing DAC, 5.13%, due 07/15/29 144A	132,757
275,000		Level 3 Financing, Inc., 3.75%, due 07/15/29 144A	232,719
290,000		Level 3 Financing, Inc., 4.50%, due 04/01/30 144A	263,900
1,300,000		Level 3 Financing, Inc., 4.88%, due 06/15/29 144A	1,220,375
525,000		Level 3 Financing, Inc., 6.88%, due 06/30/33 144A	534,578
100,000		Level 3 Financing, Inc., 10.00%, due 10/15/32 144A	101,168
1,251,943		Level 3 Financing, Inc., 11.00%, due 11/15/29 144A	1,437,655
240,000		Levi Strauss & Co., 3.50%, due 03/01/31 144A	219,851
455,000		LFS Topco LLC, 5.88%, due 10/15/26(l) 144A	455,255
2,561,000		LFS Topco LLC, 8.75%, due 07/15/30(d) 144A	2,521,263
105,000		Liberty Interactive LLC, 8.25%, due 02/01/30	12,600
2,200,000		LifePoint Health, Inc., 8.38%, due 02/15/32 144A	2,345,990
2,840,000		Limak Yenilenebilir Enerji AS, 9.63%, due 08/12/30 144A	2,806,559
418,000		Lincoln National Corp., 9.25% (5 yr. CMT + 5.32%)(b)(l)(m)	456,405
150,000	EUR	Lion/Polaris Lux 4 SA, 5.56% (3 mo. EURIBOR + 3.63%), due 07/01/29(b)(f)	177,248
275,000		Live Nation Entertainment, Inc., 3.13%, due 01/15/29(l)	423,087
2,150,000		Live Nation Entertainment, Inc., 4.75%, due 10/15/27(l) 144A	2,128,282
250,000		Lloyds Banking Group PLC, 6.75% (5 yr. CMT + 3.15%)(b)(l)(m)	245,245
375,000	GBP	Lloyds Banking Group PLC, 8.50% (5 yr. U.K. Government Bond + 5.14%)(b)(m)	541,682
835,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	980,863
150,000		Lumen Technologies, Inc., 4.13%, due 04/15/29 144A	146,438
105,000		Lumen Technologies, Inc., 4.50%, due 01/15/29 144A	94,600
350,000		Lumentum Holdings, Inc., 1.50%, due 12/15/29(l)	537,600
200,000	EUR	Luminor Holding AS, 7.38% (5 yr. EURIBOR ICE Swap + 5.26%)(b)(f)(m)	242,160
310,000		M/I Homes, Inc., 3.95%, due 02/15/30	291,254
175,000		Macy's Retail Holdings LLC, 5.13%, due 01/15/42	121,455
4,070,000		Madison IAQ LLC, 5.88%, due 06/30/29 144A	4,006,504
210,000		Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, due 12/01/32(l) 144A	211,677
600,000		Marex Group PLC, 5.83%, due 05/08/28	607,885
500,000		Marvell Technology, Inc., 4.75%, due 07/15/30	502,363
600,000		Matador Resources Co., 6.25%, due 04/15/33 144A	597,064
600,000		Mauser Packaging Solutions Holding Co., 7.88%, due 04/15/27 144A	610,585
410,000		Mavis Tire Express Services Topco Corp., 6.50%, due 05/15/29 144A	403,059
750,000		McAfee Corp., 7.38%, due 02/15/30(l) 144A	709,023
750,000		McGraw-Hill Education, Inc., 7.38%, due 09/01/31 144A	782,926
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
2,370,000		McGraw-Hill Education, Inc., 8.00%, due 08/01/29 144A	2,414,727
160,000		Medline Borrower LP, 3.88%, due 04/01/29 144A	153,590
1,100,000		Medline Borrower LP, 5.25%, due 10/01/29 144A	1,092,228
1,040,000		Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 04/01/29 144A	1,069,675
600,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	599,763
1,090,000		Mercer International, Inc., 12.88%, due 10/01/28 144A	1,106,910
900,000		Meritage Homes Corp., 1.75%, due 05/15/28(l)	875,903
600,000		Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 02/15/31 144A	536,547
400,000	GBP	Metro Bank Holdings PLC, 12.00% (1 yr. U.K. Government Bond + 7.81%), due 04/30/29(b)(f)	618,007
780,000		MHP Lux SA, 6.25%, due 09/19/29(f)	636,044
300,000		MicroStrategy, Inc., due 03/01/30(j)(l) 144A	352,910
1,500,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	1,389,375
2,000,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	1,982,837
900,000		Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	867,502
290,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	285,448
700,000		Molina Healthcare, Inc., 3.88%, due 11/15/30 144A	651,532
750,000		Molina Healthcare, Inc., 4.38%, due 06/15/28 144A	733,594
1,000,000		Moss Creek Resources Holdings, Inc., 8.25%, due 09/01/31 144A	973,440
75,238		MPH Acquisition Holdings LLC, 5.75%, due 12/31/30 144A	62,041
250,000		MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/27(l)	231,132
500,000		MPT Operating Partnership LP/MPT Finance Corp., 8.50%, due 02/15/32 144A	523,680
485,000		Muthoot Finance Ltd., 6.38%, due 04/23/29(f)	484,178
625,000		MVM Energetika Zrt, 7.50%, due 06/09/28(f)	658,765
432,000		Nabors Industries, Inc., 8.88%, due 08/15/31(l) 144A	321,234
480,000		Nabors Industries, Inc., 9.13%, due 01/31/30(l) 144A	459,981
700,000		Navient Corp., 5.00%, due 03/15/27	697,657
1,950,000		NBK Tier 1 Ltd., 3.63% (6 yr. CMT + 2.88%)(b)(f)(m)	1,887,779
481,000		NCL Corp. Ltd., 0.88%, due 04/15/30 144A	516,774
775,000		NCL Corp. Ltd., 2.50%, due 02/15/27	775,775
600,000		NCR Voyix Corp., 5.13%, due 04/15/29 144A	591,478
800,000		Nemak SAB de CV, 3.63%, due 06/28/31(f)	663,701
475,000		Neptune Bidco U.S., Inc., 9.29%, due 04/15/29 144A	462,887
200,000		Newmark Group, Inc., 7.50%, due 01/12/29	211,725
250,000		NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 02/15/32 144A	250,956
90,000		Nine Energy Service, Inc., 13.00%, due 02/01/28	46,050
550,000		Nippon Life Insurance Co., 6.50% (5 yr. CMT + 3.19%), due 04/30/55(b) 144A	569,765
1,220,000		Noble Finance II LLC, 8.00%, due 04/15/30 144A	1,243,275
200,000		Nomura Holdings, Inc., 7.00% (5 yr. CMT + 3.08%)(b)(d)(m)	202,800
500,000		Northern Oil & Gas, Inc., 8.13%, due 03/01/28 144A	504,803
600,000		Northriver Midstream Finance LP, 6.75%, due 07/15/32 144A	621,824
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(n) 144A	8
500,000	EUR	Nova Ljubljanska Banka DD, 6.88% (5 yr. EURIBOR ICE Swap + 4.23%), due 01/24/34(b)(f)	629,796
1,700,000		Novelis Corp., 3.88%, due 08/15/31(l) 144A	1,528,895
500,000		Novelis Corp., 4.75%, due 01/30/30 144A	479,411
2,000,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	1,842,009
500,000		NRG Energy, Inc., 6.25%, due 11/01/34 144A	509,737
700,000		Nutanix, Inc., 0.50%, due 12/15/29(l) 144A	794,986
122See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
225,000	GBP	Oaknorth Bank PLC, 10.00% (5 yr. U.K. Government Bond + 6.20%), due 01/09/35(b)(f)	323,124
650,000		Occidental Petroleum Corp., 5.20%, due 08/01/29	652,568
220,000		Oceaneering International, Inc., 6.00%, due 02/01/28	221,959
710,000		OCP SA, 3.75%, due 06/23/31(f)	637,540
515,000		OCP SA, 6.70%, due 03/01/36 144A	518,440
755,000		OCP SA, 6.70%, due 03/01/36(f)	760,120
450,000	EUR	Odido Holding BV, 3.75%, due 01/15/29(f)	523,940
440,000	EUR	Olympus Water U.S. Holding Corp., 9.63%, due 11/15/28(f)	543,690
1,100,000		Olympus Water U.S. Holding Corp., 9.75%, due 11/15/28 144A	1,159,708
600,000		ON Semiconductor Corp., 3.88%, due 09/01/28 144A	580,931
425,000	EUR	Oncor Electric Delivery Co. LLC, 3.63%, due 06/15/34 144A	498,420
1,250,000		OneMain Finance Corp., 3.50%, due 01/15/27	1,224,567
2,800,000		OneMain Finance Corp., 6.63%, due 05/15/29	2,879,243
750,000		ONEOK, Inc., 5.45%, due 06/01/47	666,341
1,600,000		Open Text Holdings, Inc., 4.13%, due 02/15/30 144A	1,513,664
1,810,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	1,743,414
1,500,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	1,443,595
920,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	799,191
3,720,000		Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 04/15/30 144A	3,032,049
165,000		Owens & Minor, Inc., 6.63%, due 04/01/30(l) 144A	155,145
1,200,000		Pacific Gas & Electric Co., 5.70%, due 03/01/35	1,189,885
2,100,000		Pacific Gas & Electric Co., 6.00%, due 08/15/35	2,124,458
700,000		Pampa Energia SA, 7.95%, due 09/10/31 144A	712,746
755,000		Parsons Corp., 2.63%, due 03/01/29	806,340
790,000		Patrick Industries, Inc., 6.38%, due 11/01/32 144A	792,727
1,000,000		Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	969,486
487,000	EUR	Peach Property Finance GmbH, 4.38%, due 11/15/25(f)	559,652
500,000		Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/29 144A	503,029
202,000		PennyMac Financial Services, Inc., 6.88%, due 05/15/32 144A	206,665
950,000		Performance Food Group, Inc., 4.25%, due 08/01/29 144A	916,977
876,000		Performance Food Group, Inc., 6.13%, due 09/15/32(l) 144A	897,185
200,000	EUR	Permanent TSB Group Holdings PLC, 7.88% (5 yr. EUR Swap annual + 8.47%)(b)(f)(m)	238,757
1,050,000		Permian Resources Operating LLC, 6.25%, due 02/01/33 144A	1,060,421
2,880,000		Petroleos Mexicanos, 5.95%, due 01/28/31(l)	2,606,329
2,500,000		Petroleos Mexicanos, 6.38%, due 01/23/45(l)	1,772,497
565,000		Petroleos Mexicanos, 6.70%, due 02/16/32	525,435
630,000		Petroleos Mexicanos, 6.75%, due 09/21/47	456,697
1,020,000		Petroleos Mexicanos, 7.69%, due 01/23/50	802,954
3,059,000		Petronas Capital Ltd., 3.40%, due 04/28/61(f)	1,997,776
1,770,000		Petronas Capital Ltd., 4.80%, due 04/21/60(f)	1,526,859
1,000,000		PG&E Corp., 4.25%, due 12/01/27	994,800
1,045,000		PG&E Corp., 7.38% (5 yr. CMT + 3.88%), due 03/15/55(b)	992,249
250,000	EUR	Picard Groupe SAS, 6.38%, due 07/01/29(f)	306,706
4,850,000		Pingan Real Estate Capital Ltd., 3.45%, due 07/29/26(f)	4,696,337
200,000	EUR	Piraeus Financial Holdings SA, 5.38% (5 yr. EURIBOR ICE Swap + 3.15%), due 09/18/35(b)(f)	244,495
1,350,000	EUR	Piraeus Financial Holdings SA, 8.75% (5 yr. EUR Swap annual + 9.20%)(b)(f)(m)	1,646,387
140,000		Pitney Bowes, Inc., 7.25%, due 03/15/29 144A	142,845
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,615,000		Planet Financial Group LLC, 10.50%, due 12/15/29 144A	1,617,859
365,000		Planet Financial Group LLC, 10.50%, due 12/15/29 144A	366,825
160,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	145,348
2,100,000		Post Holdings, Inc., 4.50%, due 09/15/31 144A	1,951,098
375,000		Post Holdings, Inc., 4.63%, due 04/15/30 144A	360,849
1,660,000		Post Holdings, Inc., 6.25%, due 10/15/34 144A	1,673,577
295,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	291,660
310,000		Prestige Brands, Inc., 3.75%, due 04/01/31 144A	285,871
300,000		Prime Healthcare Services, Inc., 9.38%, due 09/01/29(l) 144A	297,963
1,500,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	1,454,196
1,365,000		Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	1,375,648
225,000		PROG Holdings, Inc., 6.00%, due 11/15/29 144A	216,258
3,210,000		Quikrete Holdings, Inc., 6.38%, due 03/01/32 144A	3,302,913
1,490,000		Quikrete Holdings, Inc., 6.75%, due 03/01/33 144A	1,538,352
600,000		QXO Building Products, Inc., 6.75%, due 04/30/32 144A	619,621
110,000		Rackspace Finance LLC, 3.50%, due 05/15/28 144A	45,319
575,000		Radiology Partners, Inc., 8.50%, due 07/15/32 144A	577,058
1,500,000		Railworks Holdings LP/Railworks Rally, Inc., 8.25%, due 11/15/28 144A	1,534,897
710,000		Raising Cane's Restaurants LLC, 9.38%, due 05/01/29 144A	750,163
625,000		Raizen Fuels Finance SA, 6.25%, due 07/08/32(d) 144A	621,094
1,285,000		Raizen Fuels Finance SA, 6.70%, due 02/25/37(f)	1,262,512
265,000		Rakuten Group, Inc., 9.75%, due 04/15/29 144A	291,016
2,400,000		Rand Parent LLC, 8.50%, due 02/15/30(l) 144A	2,411,988
900,000		Raven Acquisition Holdings LLC, 6.88%, due 11/15/31 144A	902,288
3,030,000		Real Hero Merger Sub 2, Inc., 6.25%, due 02/01/29 144A	2,194,910
1,600,000		Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(f)	1,418,349
365,000		Reworld Holding Corp., 4.88%, due 12/01/29 144A	347,529
500,000		Rexford Industrial Realty LP, 4.38%, due 03/15/27 144A	496,250
1,145,000		Rfna LP, 7.88%, due 02/15/30(l) 144A	1,172,646
600,000		RHP Hotel Properties LP/RHP Finance Corp., 4.50%, due 02/15/29 144A	586,874
280,000		Rithm Capital Corp., 8.00%, due 04/01/29 144A	283,099
525,000		Rivian Automotive, Inc., 3.63%, due 10/15/30	472,303
300,000		Rivian Automotive, Inc., 4.63%, due 03/15/29	305,813
650,000		Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, due 01/15/31 144A	639,046
948,000		RLJ Lodging Trust LP, 3.75%, due 07/01/26 144A	939,086
600,000		RLJ Lodging Trust LP, 4.00%, due 09/15/29 144A	560,314
1,700,000		Rocket Cos., Inc., 6.13%, due 08/01/30 144A	1,733,413
185,000		Rocket Cos., Inc., 6.38%, due 08/01/33 144A	189,523
170,000		Rocket Software, Inc., 6.50%, due 02/15/29 144A	165,116
100,000		Rocket Software, Inc., 9.00%, due 11/28/28 144A	103,169
1,920,000	EUR	Rolls-Royce PLC, 4.63%, due 02/16/26(f)	2,273,914
300,000		Royal Bank of Canada, 6.75% (5 yr. CMT + 2.82%), due 08/24/85(b)	300,972
890,000		Royal Caribbean Cruises Ltd., 4.25%, due 07/01/26 144A	886,079
1,700,000		Royal Caribbean Cruises Ltd., 5.50%, due 04/01/28 144A	1,722,216
750,000		Ryan Specialty LLC, 5.88%, due 08/01/32 144A	756,379
230,000		S&S Holdings LLC, 8.38%, due 10/01/31 144A	224,966
800,000		Sammons Financial Group, Inc., 6.88%, due 04/15/34 144A	858,490
1,185,000		SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA, 3.75%, due 08/02/28(f)	1,113,881
640,000		Sands China Ltd., 5.40%, due 08/08/28	645,172
124See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
550,000		Santander Holdings USA, Inc., 5.47% (SOFR + 1.61%), due 03/20/29(b)	559,341
1,800,000		Sasol Financing USA LLC, 4.50%, due 11/08/27(f)	1,658,250
1,215,000		Science Applications International Corp., 4.88%, due 04/01/28 144A	1,196,922
3,560,000		Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 03/01/30 144A	3,433,543
750,000		SCIH Salt Holdings, Inc., 4.88%, due 05/01/28(l) 144A	731,185
4,650,000		SCIH Salt Holdings, Inc., 6.63%, due 05/01/29(l) 144A	4,550,205
400,000	EUR	SCOR SE, 6.00% (5 yr. EURIBOR ICE Swap + 3.86%)(b)(f)(m)	477,051
1,578,000		Scripps Escrow II, Inc., 3.88%, due 01/15/29(l) 144A	1,375,132
120,000		Scripps Escrow II, Inc., 5.38%, due 01/15/31 144A	83,197
600,000		Seadrill Finance Ltd., 8.38%, due 08/01/30(l) 144A	611,540
1,600,000		Seagate HDD Cayman, 5.75%, due 12/01/34	1,584,854
500,000		Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, due 02/01/28 144A	507,643
770,000		Select Medical Corp., 6.25%, due 12/01/32 144A	775,106
500,000		Sensata Technologies BV, 4.00%, due 04/15/29 144A	475,975
1,400,000		Service Corp. International, 5.75%, due 10/15/32	1,416,027
140,000	EUR	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, due 05/15/33 144A	170,412
1,435,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 08/15/32 144A	1,491,243
2,430,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	2,296,407
1,011,000		Sirius XM Radio LLC, 3.13%, due 09/01/26 144A	992,695
740,000		Six Flags Entertainment Corp., 7.25%, due 05/15/31 144A	760,950
750,000		Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 05/01/32 144A	774,045
1,700,000		SLM Corp., 6.50%, due 01/31/30	1,785,680
951,000		SM Energy Co., 6.75%, due 08/01/29 144A	948,331
980,000		Snap, Inc., 6.88%, due 03/01/33 144A	1,006,216
211,000		Snowflake, Inc., due 10/01/29(j) 144A	328,712
425,000		Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(b)(f)(m)	389,843
425,000		Societe Generale SA, 5.51% (SOFR + 1.65%), due 05/22/31(b) 144A	433,569
450,000		Societe Generale SA, 10.00% (5 yr. CMT + 5.45%)(b)(m) 144A	492,230
750,000		Sotheby's, 7.38%, due 10/15/27 144A	745,116
111,000		South Bow Canadian Infrastructure Holdings Ltd., 7.63% (5 yr. CMT + 3.95%), due 03/01/55(b)(l) 144A	115,699
1,200,000		Southern California Edison Co., 5.63%, due 02/01/36	1,168,478
358,000		Southern Co., 3.25%, due 06/15/28 144A	360,685
625,000		Southern Co., 3.88%, due 12/15/25	692,531
300,000		Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, due 10/15/29 144A	295,089
600,000		Spirit AeroSystems, Inc., 9.75%, due 11/15/30 144A	662,461
1,432,162		Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00% (RESEARCH:), due 03/12/30 144A	1,027,576
280,000		SS&C Technologies, Inc., 5.50%, due 09/30/27 144A	280,440
1,000,000		SS&C Technologies, Inc., 6.50%, due 06/01/32 144A	1,039,026
600,000		Stagwell Global LLC, 5.63%, due 08/15/29 144A	574,539
500,000		Standard Building Solutions, Inc., 6.50%, due 08/15/32 144A	512,642
1,725,000		Standard Industries, Inc., 4.38%, due 07/15/30 144A	1,634,380
480,000		Staples, Inc., 10.75%, due 09/01/29 144A	456,684
1,000,000		Star Leasing Co. LLC, 7.63%, due 02/15/30 144A	992,472
435,000		Star Parent, Inc., 9.00%, due 10/01/30(l) 144A	458,085
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
620,000		Starwood Property Trust, Inc., 7.25%, due 04/01/29 144A	652,904
60,000		Starz Capital Holdings LLC, 5.50%, due 04/15/29 144A	50,046
500,000		Station Casinos LLC, 4.50%, due 02/15/28 144A	490,614
1,300,000		Station Casinos LLC, 4.63%, due 12/01/31(l) 144A	1,218,566
500,000		Station Casinos LLC, 6.63%, due 03/15/32 144A	511,569
220,000		Steelcase, Inc., 5.13%, due 01/18/29	219,457
925,000		Stillwater Mining Co., 4.50%, due 11/16/29(f)	827,994
1,400,000		Stonepeak Nile Parent LLC, 7.25%, due 03/15/32(l) 144A	1,484,988
195,000		Stonex Escrow Issuer LLC, 6.88%, due 07/15/32(d) 144A	197,118
2,715,000		Studio City Finance Ltd., 5.00%, due 01/15/29(f)	2,493,160
525,000		Suci Second Investment Co., 6.00%, due 10/25/28(f)	546,705
280,000		Summit Midstream Holdings LLC, 8.63%, due 10/31/29 144A	286,677
300,000		SunCoke Energy, Inc., 4.88%, due 06/30/29 144A	279,461
597,000		Sunoco LP, 6.25%, due 07/01/33 144A	607,342
5,030,000		Surgery Center Holdings, Inc., 7.25%, due 04/15/32 144A	5,131,918
750,000		Synaptics, Inc., 4.00%, due 06/15/29(l) 144A	712,769
170,000		Synchrony Financial, 7.25%, due 02/02/33(l)	177,959
1,000,000		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	982,141
185,000		Talos Production, Inc., 9.38%, due 02/01/31 144A	189,026
140,000		Taylor Morrison Communities, Inc., 5.75%, due 01/15/28 144A	142,199
725,000		TC Ziraat Bankasi AS, 8.00%, due 01/16/29(f)	747,330
725,000		TC Ziraat Bankasi AS, 8.99% (5 yr. CMT + 4.33%), due 08/02/34(b)(f)	753,271
250,000	EUR	TeamSystem SpA, 5.78% (3 mo. EURIBOR + 3.50%), due 07/31/31(b)(f)	294,352
150,000	EUR	TeamSystem SpA, 6.03% (3 mo. EURIBOR + 3.75%), due 02/15/28(b)(f)	176,077
750,000		TEGNA, Inc., 4.63%, due 03/15/28	731,692
700,000		TEGNA, Inc., 5.00%, due 09/15/29	669,140
2,320,000		Teine Energy Ltd., 6.88%, due 04/15/29 144A	2,317,839
1,108,000		Telecom Argentina SA, 9.25%, due 05/28/33 144A	1,129,462
800,000		Telenet Finance Luxembourg Notes SARL, 5.50%, due 03/01/28 144A	795,434
1,000,000		Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	605,000
286,000		TELUS Corp., 7.00% (5 yr. CMT + 2.71%), due 10/15/55(b)(l)	288,629
1,200,000		Tenet Healthcare Corp., 4.38%, due 01/15/30	1,162,542
1,510,000		Tenet Healthcare Corp., 6.13%, due 10/01/28	1,513,059
750,000		Tenneco, Inc., 8.00%, due 11/17/28 144A	742,476
635,000		Termocandelaria Power SA, 7.75%, due 09/17/31 144A	651,986
1,000,000		TerraForm Power Operating LLC, 5.00%, due 01/31/28 144A	990,495
285,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 1.88%, due 03/31/27(f)	326,271
368,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 7.38%, due 09/15/29	491,013
220,000		Texas Capital Bancshares, Inc., 4.00% (5 yr. CMT + 3.15%), due 05/06/31(b)	213,573
1,000,000		TGNR Intermediate Holdings LLC, 5.50%, due 10/15/29 144A	969,775
600,000		TGS ASA, 8.50%, due 01/15/30 144A	621,643
315,000		Thor Industries, Inc., 4.00%, due 10/15/29 144A	295,585
500,000		Tidewater, Inc., 9.13%, due 07/15/30(d) 144A	514,802
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	802,132
700,000		TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27 144A	699,975
760,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	714,054
970,000		TopBuild Corp., 4.13%, due 02/15/32(l) 144A	900,153
3,630,000		Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 05/15/30 144A	3,713,772
126See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
2,030,000		Trade & Development Bank of Mongolia LLC, 8.50%, due 12/23/27(f)	1,951,957
170,000		TransCanada PipeLines Ltd., 7.00% (5 yr. CMT + 2.61%), due 06/01/65(b)	170,273
424,000		Transcanada Trust, 5.60% (5 yr. CMT + 3.99%), due 03/07/82(b)	412,386
113,000		Transcanada Trust, 5.88% (3 mo. USD LIBOR + 4.64%), due 08/15/76(b)	113,461
740,000		TransDigm, Inc., 6.88%, due 12/15/30 144A	768,344
750,000		TransMontaigne Partners LLC, 8.50%, due 06/15/30 144A	780,836
1,128,000		Transocean, Inc., 6.80%, due 03/15/38(l)	794,165
585,000		Transocean, Inc., 8.50%, due 05/15/31 144A	522,679
850,000		Trident Energy Finance PLC, 12.50%, due 11/30/29(f)	853,277
750,000		Trident TPI Holdings, Inc., 12.75%, due 12/31/28 144A	796,523
1,074,000		Trivium Packaging Finance BV, 8.25%, due 07/15/30 144A	1,136,563
500,000		Tronox, Inc., 4.63%, due 03/15/29(l) 144A	431,884
515,000		TrueNoord Capital DAC, 8.75%, due 03/01/30 144A	535,190
1,000,000		Trust Fibra Uno, 6.39%, due 01/15/50(f)	836,207
1,035,000		Trust Fibra Uno, 7.38%, due 02/13/34(f)	1,054,763
750,000		Turkiye Is Bankasi AS, 9.13% (5 yr. CMT + 4.63%)(b)(f)(m)	770,009
725,000		Turkiye Vakiflar Bankasi TAO, 9.00%, due 10/12/28(f)	769,426
135,000		Turning Point Brands, Inc., 7.63%, due 03/15/32 144A	141,678
260,000		Tutor Perini Corp., 11.88%, due 04/30/29 144A	292,887
300,000		Twilio, Inc., 3.63%, due 03/15/29	285,880
600,000		Twilio, Inc., 3.88%, due 03/15/31(l)	561,712
1,500,000		U.S. Acute Care Solutions LLC, 9.75%, due 05/15/29 144A	1,549,032
3,500,000		U.S. Foods, Inc., 4.63%, due 06/01/30 144A	3,411,455
720,000		U.S. Foods, Inc., 7.25%, due 01/15/32 144A	759,092
171,500		U.S. Renal Care, Inc., 10.63%, due 06/28/28 144A	146,847
275,000		UBS Group AG, 6.88% (5 yr. USD Swap + 4.59%)(b)(f)(m)	275,426
590,000		UBS Group AG, 7.00% (5 yr. USD SOFR ICE Swap Rate + 3.08%)(b)(m) 144A	588,396
300,000		UBS Group AG, 9.02% (SOFR + 5.02%), due 11/15/33(b) 144A	371,032
680,000		UBS Group AG, 9.25% (5 yr. CMT + 4.75%)(b)(m) 144A	743,902
916,000		UBS Group AG, 9.25% (5 yr. CMT + 4.76%)(b)(m) 144A	1,061,562
730,000		UKG, Inc., 6.88%, due 02/01/31 144A	757,886
200,000		Under Armour, Inc., 7.25%, due 07/15/30 144A	203,041
285,000		UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	283,479
600,000	EUR	United Group BV, 6.75%, due 02/15/31(f)	723,451
1,550,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, due 04/15/28 144A	1,520,303
500,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, due 02/15/29(l) 144A	483,747
278,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, due 06/15/32 144A	281,060
204,000		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, due 02/15/28 144A	216,402
1,225,000		Unity Software, Inc., 0.81%, due 03/15/30(k) 144A	1,255,012
2,300,000		Univision Communications, Inc., 4.50%, due 05/01/29(l) 144A	2,093,406
295,000		Upbound Group, Inc., 6.38%, due 02/15/29 144A	292,184
110,000		Urban One, Inc., 7.38%, due 02/01/28 144A	62,038
1,800,000		Valaris Ltd., 8.38%, due 04/30/30 144A	1,848,175
305,000		Valley National Bancorp, 3.00% (3 mo. USD Term SOFR + 2.36%), due 06/15/31(b)	270,074
295,000		Varex Imaging Corp., 7.88%, due 10/15/27 144A	299,062
1,145,000		Vedanta Resources Finance II PLC, 9.48%, due 07/24/30 144A	1,136,088
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,430,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33(l) 144A	1,435,552
1,850,000		Vedanta Resources Finance II PLC, 9.85%, due 04/24/33 144A	1,876,374
146,000		Velocity Vehicle Group LLC, 8.00%, due 06/01/29 144A	146,001
1,060,000		Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	1,000,115
1,500,000		Venture Global Calcasieu Pass LLC, 6.25%, due 01/15/30 144A	1,548,172
157,000		Venture Global LNG, Inc., 8.38%, due 06/01/31 144A	163,178
1,600,000		Venture Global LNG, Inc., 9.50%, due 02/01/29 144A	1,744,005
1,310,000		Venture Global LNG, Inc., 9.88%, due 02/01/32 144A	1,415,570
785,000		Venture Global Plaquemines LNG LLC, 6.75%, due 01/15/36	785,000
1,250,000		Venture Global Plaquemines LNG LLC, 7.50%, due 05/01/33 144A	1,339,397
330,000		Venture Global Plaquemines LNG LLC, 7.75%, due 05/01/35 144A	357,486
1,195,000		VEON Holdings BV, 3.38%, due 11/25/27(f)	1,104,422
500,000	EUR	Verisure Midholding AB, 5.25%, due 02/15/29(f)	590,604
145,000		Vermilion Energy, Inc., 7.25%, due 02/15/33 144A	136,201
690,000		Vertiv Group Corp., 4.13%, due 11/15/28 144A	673,371
245,000		VF Corp., 6.00%, due 10/15/33	226,427
295,589		VF Ukraine PAT via VFU Funding PLC, 9.63%, due 02/11/27(f)	283,479
1,100,000		VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, due 06/15/31 144A	1,155,153
1,200,000		VICI Properties LP/VICI Note Co., Inc., 3.88%, due 02/15/29 144A	1,161,573
750,000		VICI Properties LP/VICI Note Co., Inc., 4.13%, due 08/15/30 144A	720,183
1,084,000		Victoria's Secret & Co., 4.63%, due 07/15/29(l) 144A	1,012,869
1,140,000		Victra Holdings LLC/Victra Finance Corp., 8.75%, due 09/15/29(l) 144A	1,195,723
750,000		Viking Baked Goods Acquisition Corp., 8.63%, due 11/01/31 144A	736,702
500,000		Viking Cruises Ltd., 5.88%, due 09/15/27 144A	500,592
1,100,000		Viking Cruises Ltd., 9.13%, due 07/15/31 144A	1,185,389
1,000,000		Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 07/15/28 144A	979,651
1,378,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 02/01/30(l) 144A	1,293,260
500,000		VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 06/01/28(l) 144A	514,286
1,250,000		Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	1,249,295
900,000		Vistra Operations Co. LLC, 6.88%, due 04/15/32 144A	941,519
2,535,000		Vital Energy, Inc., 7.88%, due 04/15/32(l) 144A	2,169,442
1,285,000		Vivo Energy Investments BV, 5.13%, due 09/24/27(f)	1,261,810
2,900,000		Vmed O2 U.K. Financing I PLC, 4.75%, due 07/15/31 144A	2,684,389
420,000		VOC Escrow Ltd., 5.00%, due 02/15/28 144A	418,141
405,000		VTR Comunicaciones SpA, 5.13%, due 01/15/28(f)	383,634
2,200,000		VZ Secured Financing BV, 5.00%, due 01/15/32 144A	1,958,986
840,000		Wabash National Corp., 4.50%, due 10/15/28 144A	760,947
220,000	GBP	Waga Bondco Ltd., 8.50%, due 06/15/30(l) 144A	296,295
900,000		Walgreens Boots Alliance, Inc., 8.13%, due 08/15/29	955,090
2,920,000		Wand NewCo 3, Inc., 7.63%, due 01/30/32 144A	3,071,341
250,000		Warnermedia Holdings, Inc., 4.28%, due 03/15/32	211,563
450,000		Warnermedia Holdings, Inc., 5.05%, due 03/15/42	305,438
625,000		Wayfair LLC, 7.75%, due 09/15/30 144A	630,441
4,185,000		WE Soda Investments Holding PLC, 9.50%, due 10/06/28(f)	4,374,152
275,000		Weatherford International Ltd., 8.63%, due 04/30/30 144A	283,631
750,000		WESCO Distribution, Inc., 6.38%, due 03/15/33(l) 144A	775,719
305,000		Western Alliance Bancorp, 3.00% (3 mo. USD Term SOFR + 2.25%), due 06/15/31(b)	284,220
128See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
540,000	WEX, Inc., 6.50%, due 03/15/33 144A	545,145
881,000	Wilsonart LLC, 11.00%, due 08/15/32(l) 144A	801,213
500,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29 144A	448,983
145,000	World Acceptance Corp., 7.00%, due 11/01/26 144A	145,402
1,163,000	WR Grace Holdings LLC, 5.63%, due 08/15/29 144A	1,053,825
600,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	587,334
600,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27(l) 144A	600,857
1,610,000	Wynn Macau Ltd., 4.50%, due 03/07/29 144A	1,603,560
700,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, due 02/15/31(l) 144A	746,960
155,000	Xerox Holdings Corp., 8.88%, due 11/30/29(l) 144A	117,186
725,000	Yapi ve Kredi Bankasi AS, 9.25% (5 yr. CMT + 5.28%), due 01/17/34(b)(f)	756,591
1,200,000	Yinson Bergenia Production BV, 8.50%, due 01/31/45(d) 144A	1,217,795
1,125,000	YPF SA, 6.95%, due 07/21/27(f)	1,116,808
2,750,000	YPF SA, 7.00%, due 09/30/33(f)(g)	2,647,076
1,270,000	Yum! Brands, Inc., 3.63%, due 03/15/31	1,173,679
1,000,000	Zayo Group Holdings, Inc., 4.00%, due 03/01/27(l) 144A	938,716
1,050,000	ZF North America Capital, Inc., 6.88%, due 04/23/32 144A	971,282
500,000	ZF North America Capital, Inc., 7.13%, due 04/14/30(l) 144A	489,450
645,000	Zhongsheng Group Holdings Ltd., 5.98%, due 01/30/28(f)	638,927
320,000	Ziff Davis, Inc., 4.63%, due 10/15/30 144A	298,972
1,700,000	Zorlu Enerji Elektrik Uretim AS, 11.00%, due 04/23/30 144A	1,571,029
		696,565,312
	Mortgage Backed Securities - Private Issuers — 4.8%
315,000	ALA Trust, Series 2025-OANA, Class D, 7.39% (1 mo. USD Term SOFR + 3.09%), due 06/15/40(b) 144A	317,314
1,280,000	Bank, Series 2022-BNK42, Class A5, 4.49%, due 06/15/55(c)	1,246,862
1,020,000	Bank, Series 2024-BNK48, Class A5, 5.05%, due 10/15/57	1,026,581
1,544,900	Barclays Mortgage Trust, Series 2022-RPL1, Class B, 4.25%, due 02/25/28(g) 144A	1,518,449
280,000	BBCMS Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	263,362
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	311,296
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(c)	225,386
443,301	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 5.16% (1 mo. USD Term SOFR + 0.84%), due 10/15/36(b) 144A	443,286
762,996	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.28% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	763,007
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 5.30% (1 mo. USD Term SOFR + 0.99%), due 01/17/39(b) 144A	1,259,693
2,000,000	BX Trust, Series 2021-ARIA, Class G, 7.57% (1 mo. USD Term SOFR + 3.26%), due 10/15/36(b) 144A	1,986,073
1,110,000	BX Trust, Series 2025-GW, Class E, 7.95% (1 mo. USD Term SOFR + 3.65%), due 07/15/42(b)(d) 144A	1,116,129
77,629	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47(c) 144A	75,000
270,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.47%, due 10/12/50	264,021
290,249	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	272,577
1,968,000	COMM Mortgage Trust, Series 2015-LC19, Class D, 2.87%, due 02/10/48 144A	1,790,754
2,075,000	COMM Mortgage Trust, Series 2024-CBM, Class E, 8.19%, due 12/10/41(c) 144A	2,062,219
1,000,000	CSMC Trust, Series 2018-RPL9, Class A2, 3.96%, due 09/25/57(c) 144A	943,775
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,994,217	Extended Stay America Trust, Series 2021-ESH, Class F, 8.13% (1 mo. USD Term SOFR + 3.81%), due 07/15/38(b) 144A	1,997,640
62,299	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1, 4.00%, due 08/25/56(c) 144A	62,019
415,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-3, Class M, 4.75%, due 08/25/57(c) 144A	402,515
235,337	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, due 07/25/58(c) 144A	228,416
642,468	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, due 10/25/58(c)	626,815
560,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, due 02/25/59(c) 144A	533,658
370,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-1, Class M, 4.25%, due 08/25/59(c) 144A	354,952
587,829	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M, 4.25%, due 11/25/59(c) 144A	566,581
590,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2020-3, Class M, 4.25%, due 05/25/60(c) 144A	564,694
456,873	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	439,271
1,850,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-HQA2, Class B2, 12.02% (SOFR 30-day average + 7.71%), due 03/25/50(b) 144A	2,246,042
1,600,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class B2, 12.11% (SOFR 30-day average + 7.80%), due 11/25/41(b) 144A	1,713,039
3,095,000	Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class B2, 11.41% (SOFR 30-day average + 7.10%), due 01/25/42(b) 144A	3,303,280
4,100,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 13.67% (SOFR 30-day average + 9.36%), due 11/25/39(b) 144A	4,425,940
1,905,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.81% (SOFR 30-day average + 5.50%), due 12/25/41(b) 144A	1,986,777
1,895,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.31% (SOFR 30-day average + 6.00%), due 12/25/41(b) 144A	1,990,920
1,840,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 11.96% (SOFR 30-day average + 7.65%), due 01/25/42(b) 144A	1,980,902
800,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R03, Class 1B2, 14.16% (SOFR 30-day average + 9.85%), due 03/25/42(b) 144A	896,354
2,300,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.81% (SOFR 30-day average + 9.50%), due 03/25/42(b) 144A	2,563,688
3,155,000	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.31% (SOFR 30-day average + 7.00%), due 04/25/42(b) 144A	3,417,043
1,921,214	Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R07, Class 1B2, 16.31% (SOFR 30-day average + 12.00%), due 06/25/42(b) 144A	2,250,837
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.73%, due 06/10/47(c) 144A	85,596
2,500,000	GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class A1, 5.65%, due 06/25/65(c) 144A	2,509,922
1,400,000	GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10%, due 07/25/65(g) 144A	1,357,888
119,964	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.33% (1 mo. USD Term SOFR + 1.01%), due 06/20/35(b)	112,966
1,175,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 3.69%, due 12/15/47(c) 144A	1,073,399
130See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,100,000	JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A4, 3.70%, due 01/25/63(c) 144A	1,031,470
1,715,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class B, 4.66%, due 09/15/47(c)	1,641,868
109,820	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.23% (1 mo. USD Term SOFR + 0.92%), due 04/15/38(b) 144A	109,864
1,502,448	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class E, 3.93%, due 05/15/46(c) 144A	1,359,398
298,837	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	284,637
490,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class A4, 5.47%, due 05/15/56	504,861
900,000	Multifamily Housing Mortgage Loan Trust, Series Q034, Class APT2, 2.86%, due 07/25/54(c)	868,572
1,470,000	NCMF Trust, Series 2025-MFS, Class E, 7.53%, due 06/10/33(c) 144A	1,486,822
273,451	New Residential Mortgage Loan Trust, Series 2017-5A, Class B4, 6.08%, due 06/25/57(c) 144A	268,424
2,400,000	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 5.26% (SOFR 30-day average + 0.95%), due 05/25/55(b) 144A	2,418,000
1,885,019	PRET LLC, Series 2025-NPL5, Class A1, 6.24%, due 05/25/55(g) 144A	1,893,669
690,000	PRET LLC, Series 2025-NPL5, Class A2, 8.72%, due 05/25/55(g) 144A	694,605
992,501	PRET Trust, Series 2025-RPL3, Class A1, 4.15%, due 04/25/65(g) 144A	955,542
2,630,000	PRET Trust, Series 2025-RPL3, Class M1, 4.15%, due 04/25/65(g) 144A	2,337,574
992,565	PRPM LLC, Series 2025-3, Class A1, 6.26%, due 05/25/30(g) 144A	998,843
1,000,000	PRPM LLC, Series 2025-4, Class A1, 6.18%, due 06/25/30(g) 144A	1,013,535
1,000,000	PRPM LLC, Series 2025-RCF3, Class A1, 5.25%, due 07/25/55(c) 144A	999,219
820,000	PRPM LLC, Series 2025-RPL4, Class M1A, 3.00%, due 05/25/55(g) 144A	706,347
2,200,000	RCKT Mortgage Trust, Series 2025-CES6, Class A1A, 5.47%, due 06/25/55(g) 144A	2,229,036
150,000	RCO VIII Mortgage LLC, Series 2025-3, Class A2, 8.84%, due 05/25/30(g) 144A	141,163
1,680,000	ROCK Trust, Series 2024-CNTR, Class E, 8.82%, due 11/13/41 144A	1,773,130
973,831	Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, 5.73%, due 02/25/65(g) 144A	981,683
236,766	Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A2, 4.99% (1 mo. USD Term SOFR + 0.67%), due 05/25/45(b)	177,331
1,300,000	Targa Resources Corp., 4.70%, due 07/29/25	1,294,399
590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(c) 144A	457,417
196,915	UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, due 12/15/50	191,936
257,155	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR16, Class 2A2, 4.47%, due 12/25/36(c)	228,959
1,155,000	WBHT Commercial Mortgage Trust, Series 2025-WBM, Class E, 8.50% (1 mo. USD Term SOFR + 4.19%), due 06/15/42(b) 144A	1,170,701
3,860,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class D, 3.31%, due 12/15/49(c) 144A	3,511,827
154,083	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, 6.68%, due 04/25/36(c)	153,282
475,000	WHARF Commercial Mortgage Trust, Series 2025-DC, Class E, 7.72%, due 07/15/40(c) 144A	488,278
1,900,000	Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.53%, due 11/10/36 144A	1,350,690
2,270,000	X-Caliber Funding LLC, Series 2025-VFN1, Class A, 7.12% (1 mo. USD Term SOFR + 2.68%), due 07/01/27(b)(i)(o) 144A	2,270,000
		89,570,020
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - U.S. Government Agency Obligations — 4.9%
7,744,926		Federal Home Loan Mortgage Corp., Pool # SD8448, 6.50%, due 07/01/54	8,004,801
1,390,036		Federal Home Loan Mortgage Corp., Pool # SD8455, 6.50%, due 08/01/54	1,436,678
1,000,000		Federal Home Loan Mortgage Corp., Pool # SD8471, 6.50%, due 10/01/54	1,033,555
179,898		Federal National Mortgage Association, Pool # DD4408, 6.50%, due 03/01/55	185,986
165,402		Federal National Mortgage Association, Pool # FS5059, 3.50%, due 11/01/48	153,319
3,334,701		Federal National Mortgage Association, Pool # MA5422, 6.50%, due 07/01/54	3,446,594
1,000,000		Government National Mortgage Association, Pool # 787993, 7.00%, due 06/20/55	1,032,549
1,000,000		Government National Mortgage Association, Pool # DJ9049, 7.00%, due 06/20/55	1,032,550
4,450,000		Uniform Mortgage-Backed Security, TBA, 4.50%, due 08/01/54	4,255,032
4,475,000		Uniform Mortgage-Backed Security, TBA, 5.00%, due 08/01/54	4,383,305
63,370,000		Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	64,401,607
1,500,000		Uniform Mortgage-Backed Security, TBA, 6.50%, due 08/01/54	1,546,664
			90,912,640
		Municipal Obligation — 0.0%
810,000		Maricopa County Industrial Development Authority, 7.38%, due 10/01/29 144A	839,330
		Sovereign Debt Obligations — 16.7%
2,000,000		Abu Dhabi Government International Bonds, 3.13%, due 09/30/49(f)	1,367,109
1,625,000		Abu Dhabi Government International Bonds, 4.13%, due 10/11/47(f)	1,341,616
1,735,000	EUR	Albania Government International Bonds, 4.75%, due 02/14/35(f)	2,038,367
1,055,000		Angola Government International Bonds, 8.00%, due 11/26/29(f)	960,347
590,000		Angola Government International Bonds, 8.00%, due 11/26/29(f)	537,066
1,200,000		Angola Government International Bonds, 8.75%, due 04/14/32(l) 144A	1,061,338
1,493,000		Angola Government International Bonds, 8.75%, due 04/14/32(f)	1,321,428
390,000		Angola Government International Bonds, 9.13%, due 11/26/49(f)	303,192
4,144,800		Argentina Republic Government International Bonds, 0.75%, due 07/09/30(g)	3,315,840
4,955		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	4,159
3,105,000		Argentina Republic Government International Bonds, 1.00%, due 07/09/29	2,606,647
1,890,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/35(g)	1,276,163
4,300,000		Argentina Republic Government International Bonds, 4.13%, due 07/09/46(g)	2,833,714
2,242,685,000	ARS	Argentina Treasury Bonds BONTE, 29.50%, due 05/30/30	1,989,891
1,419,000		Bahamas Government International Bonds, 8.25%, due 06/24/36 144A	1,443,123
1,325,000		Benin Government International Bonds, 7.96%, due 02/13/38(f)	1,261,005
4,350,000		Bermuda Government International Bonds, 2.38%, due 08/20/30(f)	3,881,505
3,800,000		Bermuda Government International Bonds, 5.00%, due 07/15/32(f)	3,760,100
575,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(f)	618,619
120,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 04/01/33(f)	132,614
2,360,000		Brazil Government International Bonds, 4.75%, due 01/14/50	1,669,575
2,208,000	BRL	Brazil Notas do Tesouro Nacional, Series F, 10.00%, due 01/01/35	317,724
1,950,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/29	310,701
12,663,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/31	1,929,170
10,500,000	BRL	Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, due 01/01/33	1,547,218
8,000,000	CNY	China Government Bonds, 2.71%, due 06/16/33(f)	1,205,645
6,230,000	CNY	China Government Bonds, 3.00%, due 10/15/53	1,081,284
4,070,000	CNY	China Government Bonds, 3.53%, due 10/18/51	752,885
775,000		City of Ulaanbaatar Mongolia, 7.75%, due 08/21/27(f)	778,473
2,275,000		Colombia Government International Bonds, 5.00%, due 06/15/45	1,540,183
1,300,000		Colombia Government International Bonds, 7.38%, due 09/18/37	1,244,113
132See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
850,000		Colombia Government International Bonds, 7.75%, due 11/07/36	832,532
900,000		Colombia Government International Bonds, 8.38%, due 11/07/54	857,520
300,000		Colombia Government International Bonds, 8.75%, due 11/14/53	297,855
825,000		Colombia Government International Bonds, 8.75%, due 11/14/53	819,101
3,665,200,000	COP	Colombia TES, Series B, 7.25%, due 10/18/34	656,949
2,035,500,000	COP	Colombia TES, Series B, 7.75%, due 09/18/30	431,186
841,000		Costa Rica Government International Bonds, 6.55%, due 04/03/34(f)	879,606
600,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(f)	621,072
1,650,000		Costa Rica Government International Bonds, 7.16%, due 03/12/45(f)	1,707,948
23,500,000	CZK	Czech Republic Government Bonds, 6.20%, due 06/16/31	1,255,368
52,180,000	CZK	Czech Republic Government Bonds, Series 150, 5.00%, due 09/30/30	2,618,087
139,580,000	CZK	Czech Republic Government Bonds, Series 153, 5.75%, due 03/29/29	7,120,605
14,080,000	CZK	Czech Republic Government Bonds, Series 95, 1.00%, due 06/26/26(f)	653,561
270,000		Dominican Republic International Bonds, 4.50%, due 01/30/30(f)	257,027
1,800,000		Dominican Republic International Bonds, 4.88%, due 09/23/32(f)	1,666,530
350,000		Dominican Republic International Bonds, 5.50%, due 02/22/29 144A	349,335
1,400,000		Dominican Republic International Bonds, 5.88%, due 01/30/60(f)	1,178,590
138,150,000	DOP	Dominican Republic International Bonds, 10.75%, due 06/01/36 144A	2,347,295
31,700,000	DOP	Dominican Republic International Bonds, 13.63%, due 02/03/33(f)	623,137
1,625,000		Ecuador Government International Bonds, 5.00%, due 07/31/40(f)(g)	1,026,918
6,353,000		Ecuador Government International Bonds, 5.50%, due 07/31/35(f)(g)	4,626,508
2,538,000		Ecuador Government International Bonds, 6.90%, due 07/31/30(f)(g)	2,211,232
57,137,000	EGP	Egypt Government Bonds, 25.32%, due 08/13/27	1,178,927
1,800,000		Egypt Government International Bonds, 5.88%, due 02/16/31(f)	1,595,755
1,200,000		Egypt Government International Bonds, 6.59%, due 02/21/28(f)	1,202,561
440,000		Egypt Government International Bonds, 7.05%, due 01/15/32(f)	403,620
1,900,000		Egypt Government International Bonds, 7.63%, due 05/29/32(f)	1,763,488
1,125,000		Egypt Government International Bonds, 8.50%, due 01/31/47(f)	914,713
2,400,000		Egypt Government International Bonds, 8.63%, due 02/04/30(f)	2,430,960
1,775,000		Egypt Government International Bonds, 9.45%, due 02/04/33 144A	1,799,337
800,000		El Salvador Government International Bonds, 7.12%, due 01/20/50(f)	668,000
340,000		El Salvador Government International Bonds, 9.25%, due 04/17/30 144A	360,825
6,232,400,000	IDR	European Bank for Reconstruction & Development, 4.60%, due 12/09/25	381,487
1,660,000		Export-Import Bank of India, 5.50%, due 01/13/35(f)	1,706,207
250,000		Farm Credit Bank of Texas, 7.75%, (5 yr. CMT + 3.29%)(b)(m)	260,625
1,150,000	EUR	Finance Department Government of Sharjah, 4.63%, due 01/17/31(f)	1,361,487
2,715,000		Gabon Government International Bonds, 6.63%, due 02/06/31(f)	2,169,412
2,132,137		Ghana Government International Bonds, 5.00%, due 07/03/29(f)(g)	2,007,346
5,025,000		Ghana Government International Bonds, 5.00%, due 07/03/35(f)(g)	3,930,335
900,000		Guatemala Government Bonds, 4.65%, due 10/07/41(f)(l)	717,188
1,100,000		Guatemala Government Bonds, 6.05%, due 08/06/31(f)	1,119,668
1,125,000		Guatemala Government Bonds, 6.55%, due 02/06/37(f)	1,137,600
1,100,000		Guatemala Government Bonds, 6.60%, due 06/13/36(f)	1,118,425
130,920,000	HUF	Hungary Government Bonds, Series 30/A, 3.00%, due 08/21/30	328,921
2,325,000		Hungary Government International Bonds, 2.13%, due 09/22/31(f)	1,937,114
1,350,000		Hungary Government International Bonds, 5.25%, due 06/16/29(f)	1,362,385
600,000		Hungary Government International Bonds, 5.38%, due 09/26/30 144A	606,223
2,550,000		Hungary Government International Bonds, 5.50%, due 03/26/36(f)	2,462,619
1,700,000		Hungary Government International Bonds, 7.63%, due 03/29/41	1,920,663
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
47,270,000	INR	India Government Bonds, 6.64%, due 06/16/35	561,111
132,038,000,000	IDR	Indonesia Treasury Bonds, 6.75%, due 07/15/35	8,207,136
13,400,000,000	IDR	Indonesia Treasury Bonds, 7.00%, due 09/15/30	849,338
6,402,000,000	IDR	Indonesia Treasury Bonds, Series FR78, 8.25%, due 05/15/29	421,223
680,000		Istanbul Metropolitan Municipality, 10.50%, due 12/06/28(f)	731,341
2,560,000	EUR	Ivory Coast Government International Bonds, 4.88%, due 01/30/32(f)	2,697,868
1,425,000		Ivory Coast Government International Bonds, 6.38%, due 03/03/28(f)	1,430,786
1,790,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33 144A	1,769,779
1,500,000		Ivory Coast Government International Bonds, 7.63%, due 01/30/33(f)	1,484,413
1,525,000		Ivory Coast Government International Bonds, 8.08%, due 04/01/36 144A	1,475,237
1,550,000		Ivory Coast Government International Bonds, 8.25%, due 01/30/37(f)	1,496,561
108,000,000	JMD	Jamaica Government International Bonds, 9.63%, due 11/03/30	699,975
820,000		Jordan Government International Bonds, 7.75%, due 01/15/28 144A	849,259
850,000		Lebanon Government International Bonds, 7.00%, due 03/23/32(f)(n)	161,500
850,000		Lebanon Government International Bonds, 7.25%, due 03/23/37(f)(n)	159,700
850,000		Lebanon Government International Bonds, 8.25%, due 04/12/21(f)(n)	159,954
3,854,000	MYR	Malaysia Government Bonds, 3.96%, due 09/15/25	917,004
4,668,000	MYR	Malaysia Government Bonds, Series 0122, 3.58%, due 07/15/32	1,121,702
1,100,000	MYR	Malaysia Government Bonds, Series 0123, 4.46%, due 03/31/53	280,796
6,137,000	MYR	Malaysia Government Bonds, Series 0219, 3.89%, due 08/15/29	1,491,661
775,000	MYR	Malaysia Government Bonds, Series 0222, 4.70%, due 10/15/42	205,298
1,832,000	MYR	Malaysia Government Bonds, Series 0317, 4.76%, due 04/07/37	482,467
621,000	MYR	Malaysia Government Bonds, Series 0417, 3.90%, due 11/16/27	150,086
2,990,000	MYR	Malaysia Government Bonds, Series 0419, 3.83%, due 07/05/34	727,305
13,779,000	MXN	Mexico Bonos, Series M, 7.75%, due 11/23/34	665,743
48,140,300	MXN	Mexico Bonos, Series M, 7.75%, due 11/13/42	2,113,496
1,000,000		Mexico Government International Bonds, 2.66%, due 05/24/31	867,500
400,000		Mexico Government International Bonds, 5.85%, due 07/02/32(d)	405,300
1,930,000		Mexico Government International Bonds, 6.00%, due 05/07/36	1,909,542
2,586,000		Mexico Government International Bonds, 6.40%, due 05/07/54	2,386,878
775,000		Mexico Government International Bonds, 6.88%, due 05/13/37	810,204
775,000		Mexico Government International Bonds, 7.38%, due 05/13/55	801,923
42,504,235	MXN	Mexico Udibonos, 2.75%, due 11/27/31	1,992,462
2,300,000		Mongolia Government International Bonds, 4.45%, due 07/07/31(f)	2,008,680
1,850,000		Mongolia Government International Bonds, 7.88%, due 06/05/29(f)	1,930,679
700,000		Morocco Government International Bonds, 3.00%, due 12/15/32(f)	593,381
2,000,000		Nigeria Government International Bonds, 6.13%, due 09/28/28(f)	1,916,419
1,990,000		Nigeria Government International Bonds, 7.14%, due 02/23/30(f)	1,900,684
1,200,000		Oman Government International Bonds, 6.50%, due 03/08/47(f)	1,217,905
900,000		Pakistan Global Sukuk Programme Co. Ltd., 7.95%, due 01/31/29(f)	873,000
7,043,000		Pakistan Government International Bonds, 7.38%, due 04/08/31(f)	6,292,225
3,500,000		Panama Government International Bonds, 6.88%, due 01/31/36	3,488,639
1,275,000		Paraguay Government International Bonds, 3.85%, due 06/28/33(f)	1,159,765
1,125,000		Paraguay Government International Bonds, 5.85%, due 08/21/33(f)	1,152,000
1,925,000		Paraguay Government International Bonds, 6.00%, due 02/09/36(f)	1,961,671
4,416,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31 144A	535,387
4,270,000,000	PYG	Paraguay Government International Bonds, 7.90%, due 02/09/31(f)	516,734
15,088,000,000	PYG	Paraguay Government International Bonds, 8.50%, due 03/04/35 144A	1,838,732
666,000	PEN	Peru Government Bonds, 5.40%, due 08/12/34	177,089
134See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
1,130,000	PEN	Peru Government Bonds, 6.85%, due 08/12/35(f)	327,944
1,349,000	PEN	Peru Government Bonds, 6.95%, due 08/12/31	412,720
6,100,000	PEN	Peru Government Bonds, 7.30%, due 08/12/33(f)	1,872,258
9,803,000	PEN	Peru Government Bonds, 7.60%, due 08/12/39(f)	2,940,069
3,550,000		Peru Government International Bonds, 2.78%, due 01/23/31	3,188,432
3,825,000		Peru Government International Bonds, 3.00%, due 01/15/34	3,235,835
3,600,000		Peru Government International Bonds, 3.30%, due 03/11/41	2,680,200
2,450,000	PEN	Peru Government International Bonds, 6.35%, due 08/12/28(f)	735,650
14,444,000	PEN	Peru Government International Bonds, 6.90%, due 08/12/37(f)	4,138,549
10,917,000	PEN	Peru Government International Bonds, 7.30%, due 08/12/33(f)	3,350,728
26,980,000	PHP	Philippines Government Bonds, 6.25%, due 03/22/28	484,319
12,200,000	PHP	Philippines Government Bonds, Series 1069, 6.75%, due 09/15/32	225,048
132,750,000	PHP	Philippines Government Bonds, Series 1072, 6.25%, due 01/25/34	2,364,367
640,000		Provincia de Cordoba, 9.75%, due 07/02/32(d) 144A	642,720
1,000,000		Republic of Cameroon International Bonds, 9.50%, due 07/31/31(f)	934,750
2,036,231	GHS	Republic of Ghana Government Bonds, Series G10Y, 9.25%, (Unsecured), due 02/08/33	113,296
820,740	GHS	Republic of Ghana Government Bonds, Series G15Y, 10.00%, (Unsecured), due 02/02/38	41,617
4,368,811	GHS	Republic of Ghana Government Bonds, Series G7Y, 8.80%, (Unsecured), due 02/12/30	280,592
350,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(f)	284,324
1,100,000		Republic of Kenya Government International Bonds, 6.30%, due 01/23/34(f)	893,589
975,000		Republic of Kenya Government International Bonds, 9.50%, due 03/05/36(f)	921,431
1,380,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31 144A	1,402,994
875,000		Republic of Kenya Government International Bonds, 9.75%, due 02/16/31(f)	890,076
8,986,000	PLN	Republic of Poland Government Bonds, 4.75%, due 07/25/29	2,486,567
9,772,000	PLN	Republic of Poland Government Bonds, 5.00%, due 01/25/30	2,721,819
1,445,000	PLN	Republic of Poland Government Bonds, Series 0428, 2.75%, due 04/25/28	381,218
8,328,000	PLN	Republic of Poland Government Bonds, Series 0728, 7.50%, due 07/25/28	2,490,185
2,350,000	PLN	Republic of Poland Government Bonds, Series 1034, 5.00%, due 10/25/34	630,850
1,925,000		Republic of Poland Government International Bonds, 4.88%, due 02/12/30	1,964,825
2,000,000		Republic of Poland Government International Bonds, 5.13%, due 09/18/34	2,013,186
1,000,000		Republic of Poland Government International Bonds, 5.50%, due 03/18/54	930,359
11,000,000	ZAR	Republic of South Africa Government Bonds, 10.00%, due 03/31/33	636,969
10,000,000	ZAR	Republic of South Africa Government Bonds, 10.88%, due 03/31/38	575,704
28,200,000	ZAR	Republic of South Africa Government Bonds, Series 2030, 8.00%, due 01/31/30	1,562,131
124,405,557	ZAR	Republic of South Africa Government Bonds, Series 2035, 8.88%, due 02/28/35	6,553,883
115,481,977	ZAR	Republic of South Africa Government Bonds, Series 2037, 8.50%, due 01/31/37	5,664,919
43,220,000	ZAR	Republic of South Africa Government Bonds, Series 2040, 9.00%, due 01/31/40	2,105,890
30,989,958	ZAR	Republic of South Africa Government Bonds, Series 2044, 8.75%, due 01/31/44	1,418,682
1,500,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	1,470,266
6,375,000		Republic of South Africa Government International Bonds, 5.88%, due 04/20/32	6,250,812
200,000		Republic of South Africa Government International Bonds, 7.10%, due 11/19/36(f)	198,716
1,300,000		Republic of South Africa Government International Bonds, 7.30%, due 04/20/52	1,173,223
5,614,500,000	UGX	Republic of Uganda Government Bonds, 14.25%, due 06/22/34	1,395,817
5,614,500,000	UGX	Republic of Uganda Government Bonds, 15.00%, due 06/18/43	1,358,078
1,029,000		Republic of Uzbekistan International Bonds, 3.70%, due 11/25/30(f)	920,027
2,460,000	RON	Romania Government Bonds, Series 10Y, 5.00%, due 02/12/29	528,175
1,250,000	RON	Romania Government Bonds, Series 15Y, 4.75%, due 10/11/34	238,554
735,000	EUR	Romania Government International Bonds, 2.75%, due 04/14/41(f)	539,501
1,430,000	EUR	Romania Government International Bonds, 3.75%, due 02/07/34(f)	1,436,336
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
2,000,000	EUR	Romania Government International Bonds, 5.38%, due 03/22/31(f)	2,358,000
500,000	EUR	Romania Government International Bonds, 5.38%, due 03/22/31 144A	589,500
716,000		Romania Government International Bonds, 5.75%, due 03/24/35 144A	662,887
830,000		Romania Government International Bonds, 5.88%, due 01/30/29(f)	836,923
576,000		Romania Government International Bonds, 6.38%, due 01/30/34(f)	565,492
1,250,000	EUR	Romania Government International Bonds, 6.75%, due 07/11/39 144A	1,482,368
800,000		Romania Government International Bonds, 7.13%, due 01/17/33(f)	832,931
720,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	749,088
532,000		Romania Government International Bonds, 7.50%, due 02/10/37 144A	553,332
1,800,000		Saudi Government International Bonds, 3.75%, due 01/21/55(f)	1,230,111
1,700,000	EUR	Senegal Government International Bonds, 4.75%, due 03/13/28(f)	1,579,851
2,100,000	EUR	Senegal Government International Bonds, 5.38%, due 06/08/37(f)	1,526,291
350,000		Senegal Government International Bonds, 6.25%, due 05/23/33(f)	231,289
2,275,000		Senegal Government International Bonds, 6.25%, due 05/23/33(f)	1,503,381
2,650,000		Senegal Government International Bonds, 6.75%, due 03/13/48(f)	1,607,703
1,500,000		Senegal Government International Bonds, 7.75%, due 06/10/31(f)	1,101,935
2,000,000		Serbia International Bonds, 6.00%, due 06/12/34(f)	2,021,821
37,292		Sri Lanka Government International Bonds, 3.10%, due 01/15/30(g) 144A	33,330
73,148		Sri Lanka Government International Bonds, 3.35%, due 03/15/33(g) 144A	59,223
34,279		Sri Lanka Government International Bonds, 3.60%, due 05/15/36(g) 144A	27,980
3,294,335		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(g) 144A	2,682,826
1,100,000		Sri Lanka Government International Bonds, 3.60%, due 02/15/38(f)(g)	895,813
34,849		Sri Lanka Government International Bonds, 4.00%, due 04/15/28 144A	32,802
6,202,000	THB	Thailand Government Bonds, 1.60%, due 06/17/35	190,401
49,800,000	THB	Thailand Government Bonds, 2.80%, due 06/17/34	1,684,714
5,100,000	THB	Thailand Government Bonds, 2.98%, due 06/17/45	179,151
22,347,000	THB	Thailand Government Bonds, 3.35%, due 06/17/33	778,331
19,531,000	THB	Thailand Government Bonds, 3.45%, due 06/17/43	726,100
11,810,000	THB	Thailand Government Bonds, 3.78%, due 06/25/32	417,860
47,754,447	THB	Thailand Government Bonds, Series ILB, 1.25%, due 03/12/28(f)	1,442,496
22,010,000	TRY	Turkiye Government Bonds, 27.70%, due 09/27/34	527,121
2,900,000		Turkiye Government International Bonds, 6.63%, due 02/17/45(l)	2,469,661
1,037,000		Turkiye Government International Bonds, 7.13%, due 02/12/32	1,039,906
2,095,000		Turkiye Government International Bonds, 7.25%, due 05/29/32	2,105,519
1,550,000		Ukraine Government International Bonds, 1.75%, due 02/01/29(f)(g)	956,687
4,040,696		Ukraine Government International Bonds, 1.75%, due 02/01/35(f)(g)	2,046,510
2,600,000		Ukraine Government International Bonds, 3.00%, due 02/01/34(f)(g)	996,981
1,900,000		Ukraine Government International Bonds, 3.00%, due 02/01/35(f)(g)	887,349
1,925,000		Ukraine Government International Bonds, 3.00%, due 02/01/36(f)(g)	913,182
423,543	UYU	Uruguay Government International Bonds, 3.40%, due 05/16/45	10,614
900,000		Uruguay Government International Bonds, 4.98%, due 04/20/55	800,073
12,835,000	UYU	Uruguay Government International Bonds, 9.75%, due 07/20/33	336,935
808,000		Uzbekneftegaz JSC, 8.75%, due 05/07/30 144A	832,910
8,035,000	ZMW	Zambia Government Bonds, 13.00%, due 01/25/31	291,444
4,520,000	ZMW	Zambia Government Bonds, 26.75%, due 09/02/34	238,554
5,250,000		Zambia Government International Bonds, 0.50%, due 12/31/53(f)	3,617,493
989,884		Zambia Government International Bonds, 5.75%, due 06/30/33(f)(g)	911,118
			309,936,392
136See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — 9.7%
8,300,000	U.S. Treasury Bonds, 3.00%, due 11/15/44(p)	6,393,918
6,000,000	U.S. Treasury Bonds, 4.63%, due 02/15/55	5,842,500
13,905,000	U.S. Treasury Bonds, 4.75%, due 02/15/45(q)	13,835,475
14,045,000	U.S. Treasury Bonds, 4.75%, due 05/15/55	13,968,191
8,933,102	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 02/15/50	5,194,122
8,609,571	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 02/15/42	6,691,382
7,262,760	U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	7,203,155
26,295,000	U.S. Treasury Notes, 3.75%, due 05/31/30	26,241,075
22,025,000	U.S. Treasury Notes, 4.25%, due 11/15/34	22,104,152
35,550,000	U.S. Treasury Notes, 4.25%, due 05/15/35	35,608,324
35,520,000	U.S. Treasury Notes, 4.63%, due 02/15/35(r)	36,657,750
		179,740,044
	TOTAL DEBT OBLIGATIONS (COST $1,780,170,758)	1,818,342,466

Shares	Description	Value ($)
	COMMON STOCKS — 0.6%
	Basic Materials — 0.0%
1,282	Arctic Canadian Diamond Co. Ltd.(i)(o)	32,572
	Consumer, Cyclical — 0.0%
24,811	Spirit Aviation Holdings, Inc.*	123,807
	Financial — 0.6%
59,745	ARES Capital Corp.	1,312,000
132,455	Barings BDC, Inc.(l)	1,210,639
30,000	Blackstone Secured Lending Fund(l)	922,500
88,000	Blue Owl Capital Corp.	1,261,920
39,542	Crescent Capital BDC, Inc.(l)	557,542
50,600	FS KKR Capital Corp.(l)	1,049,950
58,000	Goldman Sachs BDC, Inc.(l)	652,500
87,000	Golub Capital BDC, Inc.(l)	1,274,550
42,000	MidCap Financial Investment Corp.(l)	530,040
14,657	MSC Income Fund, Inc.(l)	240,814
30,185	New Mountain Finance Corp.	318,452
43,000	Oaktree Specialty Lending Corp.(l)	587,380
54,000	Runway Growth Finance Corp.(l)	579,420
30,000	Sixth Street Specialty Lending, Inc.(l)	714,300
7,283	SLR Investment Corp.(l)	117,548
		11,329,555
	Technology — 0.0%
30,000	Avaya Holdings Corp.*	231,570
	TOTAL COMMON STOCKS (COST $11,359,144)	11,717,504
	INVESTMENT COMPANIES — 1.7%
300,000	Invesco Senior Loan ETF	6,276,000
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Shares	Description	Value ($)
	Investment Companies — continued
73,550	iShares 0-3 Month Treasury Bond ETF	7,405,750
224,800	SPDR Blackstone Senior Loan ETF(l)	9,349,432
80,725	SPDR Bloomberg 1-3 Month T-Bills ETF	7,404,904
	TOTAL INVESTMENT COMPANIES (COST $30,180,374)	30,436,086

	PREFERRED STOCKS — 0.2%
	Communications — 0.0%
3,350	U.S. Cellular Corp., 6.25%	79,160
12,825	U.S. Cellular Corp., 5.50%	263,169
		342,329
	Financial — 0.1%
6,500	ARES Management Corp., 6.75%	344,500
289	Bank of America Corp., 7.25%(m)	350,557
6,725	Bank of New York Mellon Corp., 6.15%(b)(m)	172,429
4,725	Corebridge Financial, Inc., 6.38%(l)	108,675
6,600	Enstar Group Ltd., 7.00%(b)(m)	132,726
2,197	KKR & Co., Inc., 6.25%	117,759
4,325	Morgan Stanley, 4.25%(l)(m)	74,477
8,950	Morgan Stanley, 6.63%(l)(m)	231,357
1,025	OCP CLO 2018-15 Ltd., 4.85%*(b)(i)(o)	534,916
8,925	Synchrony Financial, 8.25%(b)(l)(m)	221,697
		2,289,093
	Industrial — 0.1%
9,500	Boeing Co., 6.00%	646,000
	Utilities — 0.0%
1,625	Sempra, 5.75%(l)	33,394
13,225	Southern Co., 6.50%	339,618
		373,012
	TOTAL PREFERRED STOCKS (COST $3,573,241)	3,650,434

Par Value(a)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 9.2%
	Mutual Fund - Securities Lending Collateral — 4.0%
73,956,859	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(s)(t)	73,956,859
	Commercial Paper — 2.3%
300,000	Air Lease Corp., 4.80%, due 07/17/25	299,324
1,300,000	Air Lease Corp., 4.82%, due 07/02/25	1,299,826
700,000	Air Lease Corp., 4.85%, due 07/15/25	698,612
1,100,000	Air Lease Corp., 4.85%, due 07/18/25	1,097,369
1,300,000	Alimentation Couche-Tard, Inc., 4.61%, due 07/10/25	1,298,316
500,000	Alimentation Couche-Tard, Inc., 4.63%, due 07/07/25	499,547
1,300,000	Alimentation Couche-Tard, Inc., 4.63%, due 07/09/25	1,298,485
138See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Commercial Paper — continued
500,000	Alimentation Couche-Tard, Inc., 4.64%, due 07/29/25	498,112
800,000	Alimentation Couche-Tard, Inc., 4.64%, due 07/30/25	796,877
1,300,000	Amrize Finance U.S. LLC, 4.64%, due 07/08/25	1,298,677
300,000	Amrize Finance U.S. LLC, 4.67%, due 07/15/25	299,425
1,000,000	Amrize Finance U.S. LLC, 4.67%, due 07/16/25	997,953
500,000	Canadian Natural Resources Ltd., 4.83%, due 07/11/25	499,278
800,000	Canadian Natural Resources Ltd., 4.87%, due 07/25/25	797,403
1,300,000	Canadian Natural Resources Ltd., 4.90%, due 08/06/25	1,293,651
1,300,000	CBRE Services, Inc., 4.64%, due 07/24/25	1,295,821
1,000,000	CBRE Services, Inc., 4.69%, due 07/10/25	998,682
800,000	CBRE Services, Inc., 4.71%, due 07/10/25	798,945
1,300,000	Crown Castle, Inc., 5.03%, due 07/22/25	1,296,026
1,300,000	Crown Castle, Inc., 5.03%, due 07/24/25	1,295,662
1,000,000	CVS Health Corp., 4.92%, due 07/14/25	998,089
300,000	CVS Health Corp., 4.92%, due 07/15/25	299,385
500,000	Dominion Energy, Inc., 4.60%, due 07/18/25	498,852
500,000	Dominion Energy, Inc., 4.60%, due 07/21/25	498,657
800,000	Dominion Energy, Inc., 4.60%, due 08/01/25	796,733
800,000	Enbridge U.S., Inc., 4.60%, due 07/11/25	798,878
1,300,000	Enbridge U.S., Inc., 4.60%, due 07/21/25	1,296,494
400,000	Equifax, Inc., 4.62%, due 07/17/25	399,129
300,000	Intercontinental Exchange, Inc., 4.60%, due 07/02/25	299,923
400,000	Jones Lang LaSalle Finance BV, 4.65%, due 07/09/25	399,541
500,000	Jones Lang LaSalle Finance BV, 4.65%, due 07/14/25	499,104
800,000	Jones Lang LaSalle Finance BV, 4.72%, due 07/07/25	799,287
1,300,000	Jones Lang LaSalle Finance BV, 4.72%, due 07/09/25	1,298,508
900,000	Jones Lang LaSalle Finance BV, 4.72%, due 07/14/25	898,388
800,000	Jones Lang LaSalle Finance BV, 4.72%, due 07/16/25	798,360
1,300,000	Mondelez International, Inc., 4.57%, due 08/11/25	1,293,116
900,000	NextEra Energy Capital Holdings, Inc., 4.60%, due 07/23/25	897,345
2,000,000	NextEra Energy Capital Holdings, Inc., 4.60%, due 07/28/25	1,992,842
600,000	NextEra Energy Capital Holdings, Inc., 4.60%, due 07/29/25	597,778
300,000	NextEra Energy Capital Holdings, Inc., 4.60%, due 08/19/25	298,085
1,300,000	NextEra Energy Capital Holdings, Inc., 4.61%, due 08/25/25	1,290,695
500,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.60%, due 07/01/25	499,936
300,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.60%, due 07/02/25	299,923
1,300,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.64%, due 09/10/25	1,287,944
400,000	ONEOK, Inc., 4.60%, due 07/11/25	399,426
300,000	ONEOK, Inc., 4.60%, due 07/14/25	299,449
500,000	RELX, Inc., 4.60%, due 07/03/25	499,811
1,000,000	RTX Corp., 4.62%, due 07/16/25	997,937
1,300,000	RTX Corp., 4.63%, due 07/16/25	1,297,318
1,300,000	Virginia Electric & Power Co., 4.60%, due 07/28/25	1,295,487
1,300,000	Volkswagen Group of America Finance LLC, 4.67%, due 07/02/25	1,299,676
		43,784,087
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Repurchase Agreement — 1.5%
27,400,000
Bank of America Repurchase Agreement, dated 06/30/25, maturing on 07/01/25 with a maturity value of $27,403,379 and an effective yield of 4.44%, collateralized by
U.S. Treasury Bond with maturity date 02/15/44 and a market value of $27,587,337
		27,400,000
	U.S. Government and Agency Obligations — 1.4%
1,800,000	U.S. Treasury Bills, 3.73%, due 07/08/25(k)	1,798,551
18,092,000	U.S. Treasury Bills, 4.30%, due 08/14/25(k)(p)	17,996,944
5,698,000	U.S. Treasury Bills, 4.15%, due 07/29/25(k)	5,679,630
		25,475,125
	TOTAL SHORT-TERM INVESTMENTS (COST $170,622,535)	170,616,071
	TOTAL INVESTMENTS — 109.8% (Cost $1,995,906,052)	2,034,762,561
	Other Assets and Liabilities (net)(u) — (9.8)%	(180,790,529)
	NET ASSETS — 100.0%	$1,853,972,032

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2025.
(c)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.
(e)	Year of maturity is greater than 2100.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(h)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(i)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(j)	Represents a zero coupon bond; no yield to maturity is available.
(k)	Interest rate presented is yield to maturity.
(l)	All or a portion of this security is out on loan.
(m)	Security is perpetual and has no stated maturity date.
(n)	Security is currently in default.
(o)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $30,237,488 which represents 1.6% of net assets. The aggregate tax cost of these securities held at June 30, 2025 was $30,185,062.

140See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
(p)	All or a portion of this security is pledged for forward foreign currency contracts, OTC swaps, and/or OTC options collateral.
(q)	All or a portion of this security is pledged for open futures collateral.
(r)	All or a portion of this security is pledged for open centrally cleared swaps collateral.
(s)	The rate disclosed is the 7-day net yield as of June 30, 2025.
(t)	Represents an investment of securities lending cash collateral.
(u)	As of June 30, 2025, the value of unfunded loan commitments was $670,834 for the Fund. See Notes to the Schedule of Investments.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $753,444,106 which represents 40.6% of net assets.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	4,032,727	USD	2,441,127	07/16/25	Citibank N.A.	$202,324
AUD	2,223,000	USD	1,448,313	07/02/25	JPMorgan Chase Bank N.A.	8,530
AUD	149,000	USD	97,656	07/02/25	JPMorgan Chase Bank N.A.	(8)
BRL	488,014	USD	86,000	07/02/25	Barclays Bank PLC	3,415
BRL	8,308,009	USD	1,522,422	07/02/25	Barclays Bank PLC	(209)
BRL	8,863,273	USD	1,599,277	08/04/25	Barclays Bank PLC	12,183
BRL	6,170,000	USD	1,065,888	09/03/25	Barclays Bank PLC	47,576
BRL	1,398,138	USD	240,867	09/03/25	Citibank N.A.	11,447
BRL	21,438,845	USD	3,816,099	07/02/25	JPMorgan Chase Bank N.A.	111,976
BRL	13,052,000	USD	2,293,446	09/17/25	State Street Bank and Trust	53,002
CAD	80,000	USD	58,051	07/16/25	Goldman Sachs & Co.	619
CAD	336,497	USD	244,958	07/02/25	JPMorgan Chase Bank N.A.	1,651
CAD	2,871,000	USD	2,096,573	07/02/25	Morgan Stanley and Co. International PLC	7,494
CHF	3,883,767	USD	4,749,344	07/16/25	Goldman Sachs & Co.	138,325
CHF	246,000	USD	300,233	07/02/25	JPMorgan Chase Bank N.A.	8,813
CLP	3,940,437,408	USD	4,205,270	09/17/25	Citibank N.A.	15,850
CNH	41,730,000	USD	5,760,599	07/16/25	Bank of America, N.A.	71,407
CNH	246,000	USD	34,507	09/17/25	HSBC Bank PLC	38
COP	2,371,300,000	USD	558,755	09/17/25	Deutsche Bank AG	15,618
CZK	56,300,000	USD	2,640,837	09/17/25	Barclays Bank PLC	39,098
CZK	56,770,000	USD	2,627,876	09/17/25	HSBC Bank PLC	74,431
EGP	24,050,000	USD	429,234	09/17/25	Citibank N.A.	41,895
EGP	91,780,000	USD	1,639,514	09/17/25	Goldman Sachs International	158,419
EGP	75,280,000	USD	1,343,326	09/17/25	Standard Chartered Bank	131,379
EUR	208,928	GBP	179,000	07/31/25	UBS AG	397
EUR	6,060,942	USD	6,930,168	07/16/25	Bank of America, N.A.	191,036
EUR	1,115,000	USD	1,289,811	09/17/25	Barclays Bank PLC	25,692
EUR	385,000	USD	443,723	09/17/25	BNP Paribas S.A.	10,509
EUR	4,748,971	USD	5,509,281	07/02/25	Deutsche Bank AG	65,296
EUR	329,000	USD	378,241	07/31/25	Goldman Sachs International	8,696
EUR	1,160,000	USD	1,348,838	09/17/25	HSBC Bank PLC	19,757
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
EUR	2,267,000	USD	2,630,576	07/02/25	JPMorgan Chase Bank N.A.	$30,541
EUR	1,024,971	USD	1,204,282	08/04/25	JPMorgan Chase Bank N.A.	1,505
EUR	230,000	USD	266,418	09/17/25	Standard Chartered Bank	4,941
EUR	5,185,000	USD	6,057,158	09/17/25	State Street Bank and Trust	60,226
GBP	9,365,247	USD	12,544,909	07/16/25	Bank of America, N.A.	289,545
GBP	1,427,000	USD	1,941,590	07/02/25	Barclays Bank PLC	13,898
GBP	6,000	USD	8,054	07/31/25	JPMorgan Chase Bank N.A.	169
GHS	8,280,000	USD	489,579	09/17/25	Standard Chartered Bank	277,811
HUF	554,408,908	USD	1,611,091	09/17/25	Citibank N.A.	10,554
HUF	1,235,211,092	USD	3,549,065	09/17/25	Goldman Sachs International	63,925
HUF	209,400,000	USD	592,739	09/17/25	Morgan Stanley and Co. International PLC	19,756
HUF	318,420,000	USD	907,860	09/17/25	Standard Chartered Bank	23,518
IDR	1,305,400,000	USD	80,000	07/07/25	Barclays Bank PLC	392
IDR	31,319,204,857	USD	1,917,355	07/16/25	Barclays Bank PLC	10,774
IDR	1,901,000,000	USD	116,330	09/17/25	Deutsche Bank AG	434
INR	50,691,715	USD	584,831	07/16/25	Citibank N.A.	5,893
INR	317,447,081	USD	3,693,762	09/17/25	Citibank N.A.	(4,468)
INR	42,378,800	USD	493,204	08/20/25	Deutsche Bank AG	(58)
INR	52,314,577	USD	600,964	08/20/25	Deutsche Bank AG	7,800
INR	49,580,000	USD	576,399	09/17/25	Deutsche Bank AG	(192)
INR	105,692,919	USD	1,229,989	09/17/25	Goldman Sachs International	(1,651)
INR	34,100,000	USD	394,618	09/17/25	HSBC Bank PLC	1,684
INR	173,237,207	USD	2,005,365	08/20/25	JPMorgan Chase Bank N.A.	10,528
INR	2,661,350	USD	31,000	08/20/25	Morgan Stanley and Co. International PLC	(31)
INR	5,030,000	USD	57,967	09/17/25	State Street Bank and Trust	490
JPY	155,868,990	USD	1,083,767	07/02/25	Barclays Bank PLC	(4,678)
JPY	93,529,009	USD	650,781	08/04/25	Barclays Bank PLC	(879)
JPY	474,517,021	USD	3,241,768	07/16/25	Goldman Sachs & Co.	48,466
JPY	457,600,000	USD	3,143,103	07/02/25	JPMorgan Chase Bank N.A.	24,885
JPY	124,360,245	USD	860,839	07/02/25	Morgan Stanley and Co. International PLC	113
JPY	363,476,957	USD	2,527,324	08/04/25	Morgan Stanley and Co. International PLC	(1,646)
KRW	41,469,837	USD	30,424	07/07/25	Barclays Bank PLC	313
KRW	55,930,560	USD	41,000	07/16/25	Barclays Bank PLC	479
KRW	3,057,621,800	USD	2,260,000	07/11/25	Deutsche Bank AG	6,853
KRW	3,511,745,000	USD	2,605,616	09/17/25	HSBC Bank PLC	8,894
KZT	413,797,500	USD	784,759	09/17/25	Citibank N.A.	(6,928)
KZT	137,932,500	USD	260,373	09/17/25	Merrill Lynch International	(1,096)
MXN	23,630,000	USD	1,225,666	09/17/25	Bank of America, N.A.	15,050
MXN	201,709,228	USD	9,643,227	07/16/25	Goldman Sachs & Co.	1,018,282
MXN	27,650,000	USD	1,430,589	12/17/25	JPMorgan Chase Bank N.A.	6,384
MXN	2,920,000	USD	150,315	09/17/25	Standard Chartered Bank	3,003
MYR	296,000	USD	69,790	09/17/25	HSBC Bank PLC	711
MYR	2,970,550	USD	703,497	09/17/25	Standard Chartered Bank	4,030
142See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
NGN	2,894,960,000	USD	1,563,991	08/12/25	Citibank N.A.	$277,880
NGN	231,136,000	USD	143,296	08/12/25	Merrill Lynch International	3,761
NOK	566,318	USD	56,143	07/02/25	Morgan Stanley and Co. International PLC	(181)
PEN	636,000	USD	176,431	09/17/25	Deutsche Bank AG	2,424
PHP	13,510,000	USD	241,604	09/17/25	Barclays Bank PLC	(2,131)
PLN	1,982,009	USD	529,016	07/10/25	Barclays Bank PLC	19,342
PLN	1,545,000	USD	412,275	09/17/25	Barclays Bank PLC	14,484
PLN	2,451,762	USD	652,803	07/10/25	JPMorgan Chase Bank N.A.	25,521
RON	1,590,000	USD	357,842	09/17/25	Deutsche Bank AG	7,749
RON	1,228,000	USD	279,647	09/17/25	Goldman Sachs International	2,708
SGD	4,411,000	USD	3,432,623	07/02/25	Morgan Stanley and Co. International PLC	30,651
THB	49,856,014	USD	1,529,000	07/16/25	Barclays Bank PLC	6,180
TRY	12,190,000	USD	300,521	07/16/25	Barclays Bank PLC	2,289
TRY	53,979,610	USD	1,324,393	07/18/25	Barclays Bank PLC	14,341
TRY	20,400,000	USD	479,256	09/17/25	Barclays Bank PLC	(378)
TRY	83,371,080	USD	1,954,957	09/17/25	Barclays Bank PLC	2,130
TRY	13,025,000	USD	300,274	09/17/25	Goldman Sachs International	5,480
TWD	81,699,750	USD	2,750,000	07/11/25	Barclays Bank PLC	48,824
TWD	45,551,202	USD	1,546,835	09/17/25	Barclays Bank PLC	22,057
TWD	2,677,050	USD	90,000	07/07/25	Deutsche Bank AG	1,680
TWD	46,930,000	USD	1,578,540	07/14/25	HSBC Bank PLC	29,538
TWD	2,659,100	USD	91,579	07/16/25	JPMorgan Chase Bank N.A.	(450)
TWD	9,850,176	USD	336,000	08/20/25	JPMorgan Chase Bank N.A.	2,512
USD	1,528,647	AUD	2,372,000	07/02/25	Barclays Bank PLC	(25,843)
USD	2,592,154	AUD	4,032,727	07/16/25	Citibank N.A.	(51,297)
USD	97,717	AUD	149,000	08/05/25	JPMorgan Chase Bank N.A.	8
USD	2,659,109	AUD	4,090,000	07/08/25	UBS AG	(21,472)
USD	1,599,277	BRL	8,796,024	07/02/25	Barclays Bank PLC	(12,351)
USD	2,333,000	BRL	13,099,970	07/02/25	JPMorgan Chase Bank N.A.	(67,207)
USD	1,528,078	BRL	8,338,875	07/02/25	JPMorgan Chase Bank N.A.	210
USD	2,253,615	BRL	12,858,000	09/17/25	Standard Chartered Bank	(57,956)
USD	212,185	BRL	1,188,000	09/03/25	State Street Bank and Trust	(2,207)
USD	34,067	BRL	194,000	09/17/25	State Street Bank and Trust	(810)
USD	284,993	CAD	390,000	07/31/25	Barclays Bank PLC	(1,240)
USD	56,531	CAD	80,000	07/16/25	Goldman Sachs & Co.	(2,139)
USD	2,346,555	CAD	3,231,154	07/02/25	JPMorgan Chase Bank N.A.	(21,459)
USD	1,071,237	CAD	1,465,000	07/08/25	UBS AG	(2,746)
USD	305,995	CHF	249,000	07/02/25	Barclays Bank PLC	(6,819)
USD	4,576,336	CHF	3,883,767	07/16/25	Goldman Sachs & Co.	(311,334)
USD	934,559	CHF	760,000	07/08/25	UBS AG	(20,930)
USD	26,942	CLP	25,200,000	09/17/25	Deutsche Bank AG	(54)
USD	420,212	CLP	395,400,000	09/17/25	State Street Bank and Trust	(3,353)
USD	5,701,988	CNH	41,730,000	07/16/25	Bank of America, N.A.	(130,017)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,995,304	CNH	14,229,110	09/17/25	Citibank N.A.	$(2,834)
USD	301,413	CNH	2,154,000	09/17/25	HSBC Bank PLC	(1,065)
USD	301,551	COP	1,243,836,000	09/17/25	Barclays Bank PLC	271
USD	628,938	CZK	13,600,000	09/17/25	Barclays Bank PLC	(18,436)
USD	10,998,715	CZK	237,659,028	09/17/25	Standard Chartered Bank	(314,085)
USD	428,775	EGP	24,050,000	09/17/25	Citibank N.A.	(42,355)
USD	1,623,604	EGP	91,780,000	09/17/25	Goldman Sachs International	(174,328)
USD	1,335,088	EGP	75,280,000	09/17/25	Standard Chartered Bank	(139,616)
USD	6,671,030	EUR	6,060,942	07/16/25	Bank of America, N.A.	(450,174)
USD	3,363,237	EUR	2,955,000	07/02/25	Barclays Bank PLC	(105,488)
USD	409,385	EUR	352,000	09/17/25	BNP Paribas S.A.	(5,913)
USD	501,509	EUR	430,000	09/17/25	Citibank N.A.	(5,815)
USD	13,344,235	EUR	11,554,000	07/31/25	Deutsche Bank AG	(244,416)
USD	5,509,281	EUR	4,738,561	08/04/25	Deutsche Bank AG	(65,211)
USD	23,678,775	EUR	20,594,000	09/17/25	Deutsche Bank AG	(618,506)
USD	2,643,082	EUR	2,288,000	09/17/25	HSBC Bank PLC	(56,354)
USD	17,210,184	EUR	14,906,127	07/31/25	JPMorgan Chase Bank N.A.	(320,900)
USD	1,495,319	EUR	1,300,000	09/17/25	Merrill Lynch International	(38,451)
USD	2,744,798	EUR	2,367,000	07/02/25	Morgan Stanley and Co. International PLC	(33,704)
USD	766,297	EUR	669,000	07/02/25	Natwest Markets PLC	(19,008)
USD	164,416	EUR	141,000	09/17/25	Natwest Markets PLC	(1,939)
USD	36,858,253	EUR	32,030,000	09/17/25	Standard Chartered Bank	(931,488)
USD	116,000	EUR	98,631	07/31/25	State Street Bank and Trust	1
USD	1,937,999	EUR	1,691,000	07/08/25	UBS AG	(47,764)
USD	11,959,514	GBP	9,365,247	07/16/25	Bank of America, N.A.	(874,941)
USD	144,990	GBP	107,000	07/02/25	Barclays Bank PLC	(1,637)
USD	1,941,854	GBP	1,427,000	08/04/25	Barclays Bank PLC	(13,918)
USD	828,516	GBP	615,000	07/02/25	JPMorgan Chase Bank N.A.	(14,249)
USD	2,467,517	GBP	1,835,000	07/31/25	JPMorgan Chase Bank N.A.	(47,395)
USD	950,773	GBP	705,000	07/02/25	Morgan Stanley and Co. International PLC	(15,323)
USD	8,223	GBP	6,000	07/31/25	State Street Bank and Trust	0
USD	2,644,621	GBP	1,951,000	07/08/25	UBS AG	(29,002)
USD	246,914	GHS	4,000,000	09/17/25	Citibank N.A.	(123,806)
USD	118,330	HUF	41,580,000	09/17/25	Barclays Bank PLC	(3,291)
USD	79,821	IDR	1,300,850,171	07/07/25	Barclays Bank PLC	(291)
USD	194,175	IDR	3,153,286,957	07/16/25	Barclays Bank PLC	47
USD	1,730,000	IDR	28,205,920,000	07/11/25	Deutsche Bank AG	(6,793)
USD	5,491,052	IDR	89,619,455,206	09/17/25	Standard Chartered Bank	(13,575)
USD	3,150,000	INR	270,188,415	07/11/25	Barclays Bank PLC	824
USD	591,502	INR	50,691,715	07/16/25	Citibank N.A.	778
USD	3,349,876	JPY	474,517,021	07/16/25	Goldman Sachs & Co.	59,642
USD	4,467,668	JPY	644,019,219	07/02/25	Morgan Stanley and Co. International PLC	9,091
USD	2,361,017	JPY	335,500,000	07/08/25	UBS AG	36,789
144See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	8,549	KRW	11,671,950	07/08/25	Barclays Bank PLC	$(103)
USD	30,424	KRW	41,448,541	07/16/25	Barclays Bank PLC	(315)
USD	30,000	KRW	41,280,300	07/07/25	Deutsche Bank AG	(597)
USD	2,235,394	KRW	3,062,452,321	07/16/25	JPMorgan Chase Bank N.A.	(35,756)
USD	286,011	MXN	5,507,000	09/17/25	Barclays Bank PLC	(3,139)
USD	1,578,387	MXN	30,430,679	09/17/25	Deutsche Bank AG	(19,405)
USD	10,192,975	MXN	201,709,228	07/16/25	Goldman Sachs & Co.	(468,534)
USD	11,466	MXN	220,000	09/17/25	Goldman Sachs International	(85)
USD	268,217	MXN	5,133,000	09/17/25	Morgan Stanley and Co. International PLC	(1,296)
USD	2,441,763	MXN	47,010,000	09/17/25	Standard Chartered Bank	(26,543)
USD	1,147,028	MYR	4,840,000	09/17/25	HSBC Bank PLC	(5,765)
USD	61,385	NOK	625,267	07/02/25	Barclays Bank PLC	(402)
USD	56,143	NOK	566,214	08/04/25	Morgan Stanley and Co. International PLC	181
USD	2,666,504	NOK	26,880,000	07/08/25	UBS AG	10,209
USD	1,867,385	PEN	6,817,585	09/17/25	Barclays Bank PLC	(49,848)
USD	11,563,283	PEN	42,060,784	09/17/25	Citibank N.A.	(265,001)
USD	764,099	PEN	2,782,000	09/17/25	Deutsche Bank AG	(18,252)
USD	576,469	PHP	32,250,000	09/17/25	Citibank N.A.	4,818
USD	1,020,645	PHP	58,545,000	09/17/25	HSBC Bank PLC	(17,102)
USD	1,017,431	PHP	58,545,000	09/17/25	Merrill Lynch International	(20,316)
USD	718,394	PHP	40,970,000	09/17/25	Standard Chartered Bank	(7,825)
USD	232,468	PLN	864,000	09/17/25	Barclays Bank PLC	(6,185)
USD	384,976	PLN	1,396,527	09/17/25	Citibank N.A.	(772)
USD	3,308,006	PLN	12,153,473	09/17/25	Goldman Sachs International	(49,020)
USD	2,261,700	PLN	8,460,000	09/17/25	HSBC Bank PLC	(75,117)
USD	1,200,581	PLN	4,437,577	07/18/25	JPMorgan Chase Bank N.A.	(26,906)
USD	3,487	PLN	12,858	07/18/25	Morgan Stanley and Co. International PLC	(70)
USD	283,131	RON	1,245,000	09/17/25	Goldman Sachs International	(3,134)
USD	931,133	SEK	8,860,000	07/08/25	UBS AG	1,121
USD	86,466	SGD	111,389	07/02/25	Deutsche Bank AG	(990)
USD	3,342,485	SGD	4,293,472	07/02/25	JPMorgan Chase Bank N.A.	(28,513)
USD	1,430,000	THB	47,577,540	07/16/25	Barclays Bank PLC	(35,020)
USD	70,000	THB	2,270,100	07/16/25	Barclays Bank PLC	98
USD	608,476	THB	19,770,000	09/17/25	Barclays Bank PLC	(3,196)
USD	4,707,262	THB	153,001,357	09/17/25	Standard Chartered Bank	(26,507)
USD	1,569,311	TRY	71,600,000	09/17/25	Barclays Bank PLC	(111,456)
USD	91,579	TWD	2,667,892	07/07/25	JPMorgan Chase Bank N.A.	213
USD	3,113,456	TWD	92,684,465	07/16/25	JPMorgan Chase Bank N.A.	(62,918)
USD	29,923	TWD	883,008	08/20/25	JPMorgan Chase Bank N.A.	(422)
USD	2,711,344	UGX	10,023,834,129	09/17/25	Standard Chartered Bank	(41,698)
USD	50,476	UYU	2,120,000	09/17/25	Deutsche Bank AG	(2,155)
USD	2,119,322	ZAR	38,308,782	07/23/25	Barclays Bank PLC	(32,934)
USD	1,265,619	ZAR	22,570,000	09/17/25	Citibank N.A.	2,665
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	821,747	ZAR	14,630,000	09/17/25	Goldman Sachs International	$3,094
USD	6,548,301	ZAR	117,420,304	09/17/25	Goldman Sachs International	(22,211)
USD	1,640,355	ZAR	29,560,000	09/17/25	HSBC Bank PLC	(13,740)
USD	607,801	ZAR	10,862,121	07/23/25	JPMorgan Chase Bank N.A.	(2,453)
USD	60,587	ZAR	1,080,000	09/17/25	Morgan Stanley and Co. International PLC	153
USD	1,345,715	ZAR	24,180,000	09/17/25	Standard Chartered Bank	(7,330)
USD	97,824	ZMW	2,333,100	08/13/25	Citibank N.A.	1,078
USD	96,765	ZMW	2,369,763	11/13/25	Citibank N.A.	570
UYU	40,235,804	USD	953,003	08/14/25	Citibank N.A.	52,138
UYU	45,354,196	USD	1,069,590	09/17/25	Citibank N.A.	56,382
ZAR	17,790,000	USD	998,868	09/17/25	Barclays Bank PLC	(3,389)
ZAR	25,761,000	USD	1,449,807	07/23/25	Natwest Markets PLC	(2,507)
ZAR	767,000	USD	42,453	09/17/25	State Street Bank and Trust	466
ZMW	7,000,000	USD	257,827	08/13/25	Standard Chartered Bank	32,440
ZMW	7,110,000	USD	256,796	11/13/25	Standard Chartered Bank	31,817
						$(2,771,841)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
186	10-Year Australian Bond Futures	Sep 2025	$13,971,528	$112,698
269	10-Year Canadian Bond Futures	Sep 2025	24,051,301	149,142
15	EURO BTP	Sep 2025	2,130,537	(1,670)
93	U.S. Treasury Note 10-Year	Sep 2025	10,427,625	154,707
205	U.S. Treasury Note 2-Year	Sep 2025	42,644,805	67,259
812	U.S. Treasury Note 5-Year	Sep 2025	88,508,000	979,472
39	U.S. Ultra Bond	Sep 2025	4,645,875	91,095
				$1,552,703
Sales
12	30 -Year Euro BUXL Bond	Sep 2025	$1,672,595	$33,795
32	EURO BOBL	Sep 2025	4,420,435	15,601
68	EURO BTP	Sep 2025	9,658,433	(14,965)
19	Euro BUND	Sep 2025	2,902,754	13,090
106	EURO OAT	Sep 2025	15,409,169	109,519
132	U.S. Long Bond	Sep 2025	15,241,875	(543,666)
31	U.S. Treasury Note 10-Year	Sep 2025	3,475,875	(5,857)
50	U.S. Treasury Note 2-Year	Sep 2025	10,401,172	(24,198)
65	U.S. Ultra 10-Year	Sep 2025	7,427,266	(143,514)
				$(560,195)
146See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Written Options
Written Exchange-Traded Options
Type of Contract	Number of Contracts	Notional Value	Premiums Received	Value at June 30, 2025
CALL - U.S. 10-Year Futures Option Strike @ $112.50 Expires 07/25/2025	12	$13,446	$(4,860)	$(6,375)
PUT - U.S. 10-Year Futures Option Strike @ $109.00 Expires 07/25/2025	12	13,446	(4,672)	(375)
Total Written Exchange-Traded Options			$(9,532)	$(6,750)
Written Interest Rate Swaptions
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
Bank of America, N.A.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.64%	07/18/2025	(1,000,000)	$(3,163)	$(4,604)
Bank of America, N.A.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	4.04	07/18/2025	(1,000,000)	(3,163)	(291)
Bank of America, N.A.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.70	07/21/2025	(1,000,000)	(3,175)	(7,545)
Bank of America, N.A.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	4.05	07/21/2025	(1,000,000)	(3,175)	(378)
Bank of America, N.A.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.56	07/24/2025	(1,100,000)	(3,492)	(3,655)
Bank of America, N.A.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.91	07/24/2025	(1,100,000)	(3,492)	(1,918)
JPMorgan Chase Bank N.A.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.77	07/10/2025	(1,200,000)	(3,930)	(10,895)
JPMorgan Chase Bank N.A.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	4.12	07/10/2025	(1,200,000)	(3,930)	(11)
Morgan Stanley Capital Services, Inc.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.72	07/02/2025	(1,300,000)	(4,654)	(4,384)
Morgan Stanley Capital Services, Inc.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	4.07	07/02/2025	(1,300,000)	(4,654)	0
Morgan Stanley Capital Services, Inc.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.73	07/03/2025	(1,200,000)	(4,515)	(5,262)
Morgan Stanley Capital Services, Inc.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	4.08	07/03/2025	(1,200,000)	(4,515)	0
Morgan Stanley Capital Services, Inc.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.67	07/07/2025	(1,200,000)	(4,506)	(3,899)
Morgan Stanley Capital Services, Inc.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	4.02	07/07/2025	(1,200,000)	(4,506)	(16)
Morgan Stanley Capital Services, Inc.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.66	07/14/2025	(1,100,000)	(3,273)	(5,238)
Morgan Stanley Capital Services, Inc.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	4.06	07/14/2025	(1,100,000)	(3,272)	(108)
Morgan Stanley Capital Services, Inc.	Call – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	3.70	07/16/2025	(1,100,000)	(3,176)	(7,139)
Morgan Stanley Capital Services, Inc.	Put – 10-Year Interest Rate Swap	1-day USD SOFR	Pay Float	4.10	07/16/2025	(1,100,000)	(3,176)	(110)
Total Written Interest Rate Swaptions							(67,767)	(55,453)

Total Written Options							$(77,299)	$(62,203)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
OTC — Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
13.43%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	$ —	BRL	(13,295,061)	$35,161	$35,161
13.44%	At Maturity	BRL-CDI	At Maturity	01/02/29	Citibank N.A.	—	BRL	(13,294,007)	35,648	35,648
						$ —			$70,809	$70,809
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	Annual	3.25%	Annual	06/18/30	$226,712	USD	32,500,000	$262,024	$35,312
12-Month SOFR	Annual	3.25%	Annual	06/18/35	642,083	USD	18,000,000	660,916	18,833
12-Month SOFR	Annual	3.25%	Annual	06/18/55	1,193,659	USD	11,000,000	1,281,664	88,005
3.50%	Annual	12-Month SONIA	Annual	03/19/30	(96,505)	GBP	13,700,000	(118,075)	(21,570)
3-Month KSDA	Quarterly	2.69%	Quarterly	09/17/35	(946)	KRW	6,793,660,000	(29,946)	(29,000)
3-Month KSDA	Quarterly	2.43%	Quarterly	09/17/35	—	KRW	3,240,190,000	43,214	43,214
2.48%	Quarterly	3-Month KSDA	Quarterly	09/17/28	(556)	KRW	29,945,930,000	50,242	50,798
4.00%	Semi-Annual	6-Month BBSW	Semi-Annual	06/18/30	99,254	AUD	13,900,000	159,573	60,319
4.68%	Semi-Annual	6-Month CLICP	Semi-Annual	09/17/30	—	CLP	3,246,700,000	1,240	1,240
5.51%	Semi-Annual	6-Month MIBOR	Semi-Annual	09/17/27	856	INR	987,140,000	(3,262)	(4,118)
5.75%	Semi-Annual	6-Month MIBOR	Semi-Annual	09/17/30	1,630	INR	505,590,000	5,950	4,320
6-Month WIBOR	Semi-Annual	4.21%	Annual	09/17/27	—	PLN	28,331,000	(6,019)	(6,019)
1.45%	Quarterly	7-Day CNRR	Quarterly	09/17/30	(938)	CNY	80,660,000	(14,011)	(13,073)
13.29%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	15,000,000	13,647	13,647
13.32%	At Maturity	BRL-CDI	At Maturity	01/02/29	—	BRL	1,600,000	1,888	1,888
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	2,900,000	(1,364)	(1,364)
13.93%	At Maturity	BRL-CDI	At Maturity	01/04/27	—	BRL	22,700,000	(10,511)	(10,511)
									$231,921
Centrally Cleared Credit Default Swaps
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
21,700,000	USD	06/20/30	1.00%	Quarterly	CDX.EM.S43**	$336,559	$(880,790)	$(544,231)
61,890,000	USD	06/20/30	5.00%	Quarterly	CDX.NA.HY.S44***	1,788,286	2,803,876	4,592,162
43,725,000	USD	06/20/30	5.00%	Quarterly	CDX.NA.HY.S44***	1,012,908	2,231,433	3,244,341
33,700,000	USD	06/20/30	1.00%	Quarterly	CDX.NA.IG.S44****	186,863	554,079	740,942
Total Sell Protection						$3,324,616
148See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
OTC — Total Return Swaps
Fund Pays	Fund Receives	Counterparty	Expiration Date	Payment Frequency	Premiums Paid (Received)	Notional Value	Value	Unrealized Appreciation (Depreciation)
12-Month SOFR	IBXXLLTR	JPMorgan Chase Bank N.A.	09/22/25	Quarterly	$—	$(19,900,000)	$449,420	$449,420

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**	CDX.EM — Markit CDX Emerging Markets Index. Represents an index composed of fifteen (15) sovereign reference entities that trade in the credit default swaps (CDS) market.
***
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

****
CDX.NA.IG — Markit North America Investment Grade CDS Index. Represents an index of one hundred twenty five (125) of the most liquid North American entities with investment grade credit ratings that trade in the CDS market.

U.S. Treasury securities in the amount of $136,197 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Currency Abbreviations
ARS	—	Argentina Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Pesos
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JMD	—	Jamaica Dollar
JPY	—	Japanese Yen
KRW	—	South Korean Won
KZT	—	Kazakhstani Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
NOK	—	Norwegian Krona
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
PYG	—	Paraguay Guarani
RON	—	Romanian New Leu
SEK	—	Sweden Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish New Lira
TWD	—	Taiwan Dollar
UGX	—	Ugandan Shilling
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

150See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations
CDI	—	CREST Depository Interest
CLICP	—	Chilean Average Chamber Index
CLO	—	Collateralized Loan Obligation
CMS	—	Constant Maturity Swap
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
ETF	—	Exchange-traded fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
KSDA	—	South Korea Three Month Interbank Rate
LIBOR	—	London Interbank Offered Rate
MIBOR	—	Mumbai Interbank Offered Rate
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
STACR	—	Structured Agency Credit Risk
TBA	—	To Be Announced
TBD	—	To Be Determined
WIBOR	—	Warsaw Interbank Offer Rate
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	37.6
Sovereign Debt Obligations	16.7
Bank Loans	16.2
U.S. Government and Agency Obligations	9.7
Asset Backed Securities	7.4
Mortgage Backed Securities - U.S. Government Agency Obligations	4.9
Mortgage Backed Securities - Private Issuers	4.8
Investment Companies	1.7
Convertible Debt	0.8
Common Stocks	0.6
Preferred Stocks	0.2
Centrally Cleared Credit Default Swaps	0.2
Futures Contracts	0.1
Municipal Obligation	0.0*
OTC Total Return Swap	0.0*
Centrally Cleared Interest Rate Swaps	0.0*
OTC Interest Rate Swaps	0.0*
Written Exchange-Traded Options	0.0*
Written Interest Rate Swaptions	0.0*
Forward Foreign Currency Contracts	(0.1)
Short-Term Investments	9.2
Other Assets and Liabilities (net)	(10.0)
100.0%

*	Amount rounds to zero.
152See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
June 30, 2025 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 95.2%
	Asset Backed Securities — 23.3%
50,197	Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, due 07/15/27	50,193
250,000	American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15%, due 09/15/30	258,449
150,000	American Express Credit Account Master Trust, Series 2024-3, Class A, 4.65%, due 07/15/29	151,856
135,000	American Express Credit Account Master Trust, Series 2025-2, Class A, 4.28%, due 04/15/30	135,942
53,869	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, due 02/18/28	53,993
100,000	AREIT Ltd., Series 2025-CRE10, Class A, 5.70% (1 mo. USD Term SOFR + 1.39%), due 12/17/29(b) 144A	99,842
250,000	Bain Capital CLO Ltd., Series 2024-1A, Class A1, 5.81% (3 mo. USD Term SOFR + 1.55%), due 04/16/37(b) 144A	250,725
250,000	Barings CLO Ltd., Series 2024-1A, Class A, 5.90% (3 mo. USD Term SOFR + 1.63%), due 01/20/37(b) 144A	250,766
250,000	Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, 5.69% (3 mo. USD Term SOFR + 1.43%), due 10/15/34(b) 144A	250,372
250,000	Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, 5.46% (3 mo. USD Term SOFR + 1.18%), due 01/25/38(b) 144A	249,999
250,000	Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 5.26% (3 mo. USD Term SOFR + 1.00%), due 01/15/35(b) 144A	249,647
60,000	BMW Vehicle Owner Trust, Series 2024-A, Class A4, 5.04%, due 04/25/31	61,410
180,000	Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A, 3.92%, due 09/15/29	179,574
100,000	Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, due 01/15/31	101,898
100,000	CNH Equipment Trust, Series 2022-B, Class A4, 3.91%, due 03/15/28	99,512
111,232	CNH Equipment Trust, Series 2024-C, Class A2A, 4.30%, due 02/18/28	111,108
100,000	Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59%, due 08/22/30 144A	100,680
160,000	DLLAA LLC, Series 2025-1A, Class A3, 4.95%, due 09/20/29 144A	162,971
250,000	Dryden 53 CLO Ltd., Series 2017-53A, Class AR (3 mo. USD Term SOFR + 1.00%), due 01/15/31(b)(c) 144A	250,188
250,000	Elmwood CLO 15 Ltd., Series 2022-2A, Class A1R (3 mo. USD Term SOFR + 1.15%), due 04/22/35(b)(c) 144A	250,188
250,000	Empower CLO Ltd., Series 2022-1A, Class A1R, 5.66% (3 mo. USD Term SOFR + 1.39%), due 10/20/37(b) 144A	250,510
97,603	Enterprise Fleet Financing LLC, Series 2022-4, Class A2, 5.76%, due 10/22/29 144A	98,007
218,741	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37 144A	215,981
132,576	Ford Credit Auto Lease Trust, Series 2023-A, Class C, 5.54%, due 12/15/26	132,630
100,000	Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05%, due 06/15/27	100,714
250,000	Ford Credit Auto Owner Trust, Series 2023-A, Class B, 5.07%, due 01/15/29	252,327
7,319	Ford Credit Auto Owner Trust, Series 2023-C, Class A2A, 5.68%, due 09/15/26	7,324
75,000	Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, due 07/15/29	74,936
250,000	Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 5.22% (3 mo. USD Term SOFR + 0.95%), due 04/22/34(b) 144A	248,556
100,000	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.70% (1 mo. USD Term SOFR + 1.39%), due 08/19/42(b) 144A	99,744
75,000	GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39%, due 07/20/27	75,619
100,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.21%, due 10/20/27	100,011
115,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.66%, due 02/21/28	115,822
153,572	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A4, 0.73%, due 08/16/27	152,923
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
275,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class C, 5.21%, due 12/18/28	277,690
172,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A3, 5.78%, due 08/16/28	174,024
100,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class B, 5.16%, due 08/16/29	101,679
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, due 03/16/29	121,108
250,000	GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class A1R3, 5.24% (3 mo. USD Term SOFR + 0.97%), due 04/20/34(b) 144A	249,830
66,895	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.50%, due 03/25/38 144A	68,237
78,050	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, due 08/27/40 144A	78,940
166,641	Honda Auto Receivables Owner Trust, Series 2024-4, Class A2, 4.56%, due 03/15/27	166,640
100,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3, 5.41%, due 05/17/27 144A	100,820
95,000	Hyundai Auto Receivables Trust, Series 2024-C, Class A3, 4.41%, due 05/15/29	95,528
300,000	Invesco U.S. CLO Ltd., Series 2023-1A, Class AR, 5.84% (3 mo. USD Term SOFR + 1.57%), due 04/22/37(b) 144A	300,961
350,000	John Deere Owner Trust, Series 2023-C, Class A4, 5.39%, due 08/15/30	357,487
45,000	John Deere Owner Trust, Series 2024-A, Class A3, 4.96%, due 11/15/28	45,437
100,000	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, due 03/15/29	101,654
105,000	John Deere Owner Trust, Series 2024-C, Class A3, 4.06%, due 06/15/29	105,037
100,000	John Deere Owner Trust, Series 2025-A, Class A4, 4.42%, due 02/17/32	100,547
58,368	Kubota Credit Owner Trust, Series 2022-2A, Class A3, 4.09%, due 12/15/26 144A	58,288
50,000	Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10%, due 10/15/30 144A	50,183
100,000	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.70% (1 mo. USD Term SOFR + 1.39%), due 08/17/42(b) 144A	99,747
87,863	Magnetite XII Ltd., Series 2015-12A, Class AR4, 5.41% (3 mo. USD Term SOFR + 1.15%), due 10/15/31(b) 144A	87,885
250,000	Magnetite XXVI Ltd., Series 2020-26A, Class AR2, 5.42% (3 mo. USD Term SOFR + 1.15%), due 01/25/38(b) 144A	250,836
60,000	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32%, due 01/18/28	60,755
100,000	MF1 LLC, Series 2025-FL17, Class A, 5.63% (1 mo. USD Term SOFR + 1.32%), due 02/18/40(b) 144A	99,872
102,304	MVW LLC, Series 2024-1A, Class A, 5.32%, due 02/20/43 144A	104,323
206,443	MVW LLC, Series 2024-2A, Class A, 4.43%, due 03/20/42 144A	206,274
195,810	Navient Private Education Refi Loan Trust, Series 2020-EA, Class A, 1.69%, due 05/15/69 144A	182,079
338,366	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.17%, due 09/16/69 144A	315,274
84,247	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	79,214
74,455	Navient Private Education Refi Loan Trust, Series 2024-A, Class A, 5.66%, due 10/15/72 144A	75,502
130,990	Navient Student Loan Trust, Series 2019-BA, Class A2A, 3.39%, due 12/15/59 144A	128,148
217,319	Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class AR, 5.52% (3 mo. USD Term SOFR + 1.25%), due 01/20/32(b) 144A	217,447
250,000	Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class AR, 5.21% (3 mo. USD Term SOFR + 0.95%), due 07/16/35(b) 144A	249,375
250,000	Neuberger Berman Loan Advisers CLO 43Ltd., Series 2021-43A, Class BR, 5.73% (3 mo. USD Term SOFR + 1.45%), due 07/17/36(b) 144A	250,045
100,000	Nissan Auto Lease Trust, Series 2024-A, Class A4, 4.97%, due 09/15/28	100,594
154See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
102,420	Octagon Loan Funding Ltd., Series 2014-1A, Class ARR, 5.77% (3 mo. USD Term SOFR + 1.44%), due 11/18/31(b) 144A	102,523
227,228	Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, 5.26% (3 mo. USD Term SOFR + 1.00%), due 01/15/33(b) 144A	227,320
220,000	PFS Financing Corp., Series 2023-C, Class A, 5.52%, due 10/15/28 144A	223,358
189,035	Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3, 5.79%, due 01/22/29 144A	190,512
83,276	Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25%, due 04/17/28	83,420
22,028	Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91%, due 06/15/27	22,041
47,900	Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88%, due 09/15/27	47,917
100,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78%, due 01/15/31	100,474
50,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, due 01/16/29	50,211
100,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 03/17/31	100,933
80,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A2, 4.71%, due 06/15/28	80,040
119,887	SMB Private Education Loan Trust, Series 2022-B, Class A1A, 3.94%, due 02/16/55 144A	116,790
98,727	SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13%, due 04/15/54 144A	99,974
100,000	SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, due 02/27/34 144A	101,072
250,000	Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, due 10/15/29	254,641
67,643	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, due 12/21/26 144A	67,749
250,000	Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, due 06/20/28 144A	252,177
100,000	Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, due 10/16/28	100,623
90,171	Toyota Auto Receivables Owner Trust, Series 2024-D, Class A2A, 4.55%, due 08/16/27	90,186
190,000	Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, due 06/20/29	191,727
75,000	Verizon Master Trust, Series 2024-8, Class B, 4.82%, due 11/20/30	75,747
135,000	Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, due 03/20/30	135,703
60,000	Volvo Financial Equipment LLC, Series 2024-1A, Class A3, 4.29%, due 10/16/28 144A	60,142
100,000	Volvo Financial Equipment LLC, Series 2025-1A, Class A3, 4.46%, due 05/15/29 144A	100,743
155,000	WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, due 05/15/30	156,352
100,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3, 4.42%, due 04/17/28	100,279
		13,438,531
	Bank Loans — 2.4%
196,429	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.18% (1 mo. USD Term SOFR + 3.75%), due 05/12/28(b)	197,515
124,063	Belron Finance LLC, 2024 USD Term Loan B, 7.05% (3 mo. USD Term SOFR + 2.75%), due 10/16/31(b)	124,760
77,365	Carnival Corp., 2025 Term Loan (2028), 6.31% (1 mo. USD Term SOFR + 2.00%), due 10/18/28(b)	77,413
48,322	Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.05% (3 mo. USD Term SOFR + 3.75%), due 04/09/27(b)	47,071
59,614	Elanco Animal Health, Inc., Term Loan B, 6.17% (1 mo. USD Term SOFR + 1.75%), due 08/01/27(b)	59,641
80,105	Ellucian Holdings, Inc., 2024 1st Lien Term Loan B, 7.33% (1 mo. USD Term SOFR + 3.00%), due 10/09/29(b)	80,447
98,214	Polaris Newco LLC, USD Term Loan B, 8.29% (3 mo. USD Term SOFR + 3.75%), due 06/02/28(b)	95,899
59,912	Proampac PG Borrower LLC, 2024 Term Loan, 8.26% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	60,200
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
38,591	Proampac PG Borrower LLC, 2024 Term Loan, 8.32% (3 mo. USD Term SOFR + 4.00%), due 09/15/28(b)	38,776
98,507	Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, 7.05% (3 mo. USD Term SOFR + 2.75%), due 11/22/29(b)	98,415
65,476	Titan Acquisition Ltd., 2024 Term Loan B, 8.80% (3 mo. USD Term SOFR + 4.50%), due 02/15/29(b)	65,722
65,476	Titan Acquisition Ltd., 2024 Term Loan B, 8.67% (6 mo. USD Term SOFR + 4.50%), due 02/15/29(b)	65,722
197,503	TransDigm, Inc., 2023 Term Loan J, 6.80% (3 mo. USD Term SOFR + 2.50%), due 02/28/31(b)	197,996
197,496	UKG, Inc., 2024 Term Loan B, 7.31% (1 mo. USD Term SOFR + 3.00%), due 02/10/31(b)	198,401
		1,407,978
	Corporate Debt — 42.0%
18,000	3M Co., 4.80%, due 03/15/30	18,305
10,000	AbbVie, Inc., 3.20%, due 11/21/29	9,568
23,000	AbbVie, Inc., 4.80%, due 03/15/29	23,457
10,000	Accenture Capital, Inc., 3.90%, due 10/04/27	9,972
25,000	Accenture Capital, Inc., 4.05%, due 10/04/29	24,845
145,000	Adobe, Inc., 4.75%, due 01/17/28	147,611
27,000	Advanced Micro Devices, Inc., 4.32%, due 03/24/28	27,203
64,000	AES Corp., 5.45%, due 06/01/28	65,418
27,000	AGCO Corp., 5.45%, due 03/21/27	27,344
57,000	Air Products & Chemicals, Inc., 4.30%, due 06/11/28	57,305
38,000	Alabama Power Co., 3.75%, due 09/01/27	37,831
51,000	Albemarle Corp., 4.65%, due 06/01/27	50,842
20,000	Alphabet, Inc., 1.10%, due 08/15/30	17,282
50,000	Amcor Flexibles North America, Inc., 4.80%, due 03/17/28 144A	50,372
23,000	Ameren Corp., 5.70%, due 12/01/26	23,375
46,000	Ameren Illinois Co., 3.80%, due 05/15/28	45,665
119,658	American Airlines Pass-Through Trust, 3.00%, due 04/15/30	113,357
121,400	American Airlines Pass-Through Trust, 3.20%, due 12/15/29	116,527
89,684	American Airlines Pass-Through Trust, 3.25%, due 04/15/30	84,176
37,000	American Electric Power Co., Inc., 5.20%, due 01/15/29	37,959
100,000	American Express Co., 4.73% (SOFR + 1.26%), due 04/25/29(b)(d)	101,157
7,000	American Express Co., 5.10% (SOFR + 1.00%), due 02/16/28(b)	7,082
45,000	American Express Co., 5.28% (SOFR + 1.28%), due 07/27/29(b)	46,278
47,000	American Express Co., 5.39% (SOFR + 0.97%), due 07/28/27(b)	47,477
20,000	American Express Co., 5.65% (SOFR + 0.75%), due 04/23/27(b)	20,189
13,000	American Honda Finance Corp., 1.30%, due 09/09/26	12,543
10,000	American Honda Finance Corp., 4.40%, due 10/05/26	10,012
15,000	American Honda Finance Corp., 4.45%, due 10/22/27	15,049
200,000	American Tower Corp., 2.75%, due 01/15/27	195,315
52,000	American Tower Corp., 3.65%, due 03/15/27	51,382
9,000	American Tower Corp., 5.25%, due 07/15/28	9,230
138,000	Amgen, Inc., 5.15%, due 03/02/28	141,046
52,000	Amphenol Corp., 4.38%, due 06/12/28	52,370
50,000	Amrize Finance U.S. LLC, 4.70%, due 04/07/28 144A	50,468
79,000	Analog Devices, Inc., 4.25%, due 06/15/28	79,379
156See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
28,000	Aon North America, Inc., 5.13%, due 03/01/27	28,343
50,000	Arthur J Gallagher & Co., 4.60%, due 12/15/27	50,394
21,000	Arthur J Gallagher & Co., 4.85%, due 12/15/29	21,321
50,000	Aspen Insurance Holdings Ltd., 5.75%, due 07/01/30	50,850
120,000	Astrazeneca Finance LLC, 4.80%, due 02/26/27	121,369
38,000	AT&T, Inc., 1.70%, due 03/25/26	37,244
250,000	Atlas Warehouse Lending Co. LP, 6.05%, due 01/15/28 144A	253,215
100,000	Aviation Capital Group LLC, 4.75%, due 04/14/27 144A	100,140
54,000	Avnet, Inc., 6.25%, due 03/15/28	56,143
41,000	Avolon Holdings Funding Ltd., 2.13%, due 02/21/26 144A	40,249
38,000	Avolon Holdings Funding Ltd., 2.53%, due 11/18/27 144A	36,138
25,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, due 12/15/26	24,229
136,000	Baltimore Gas & Electric Co., 2.40%, due 08/15/26	133,387
13,000	Bank of America Corp., 1.20% (SOFR + 1.01%), due 10/24/26(b)	12,865
64,000	Bank of America Corp., 1.73% (SOFR + 0.96%), due 07/22/27(b)	62,220
11,000	Bank of America Corp., 2.09% (SOFR + 1.06%), due 06/14/29(b)	10,312
33,000	Bank of America Corp., 2.55% (SOFR + 1.05%), due 02/04/28(b)	32,083
18,000	Bank of America Corp., 3.19% (3 mo. USD Term SOFR + 1.44%), due 07/23/30(b)	17,137
51,000	Bank of America Corp., 3.42% (3 mo. USD Term SOFR + 1.30%), due 12/20/28(b)	49,862
32,000	Bank of America Corp., 3.71% (3 mo. USD Term SOFR + 1.77%), due 04/24/28(b)	31,631
7,000	Bank of America Corp., 4.38% (SOFR + 1.58%), due 04/27/28(b)	7,001
200,000	Bank of America Corp., 4.62% (SOFR + 1.11%), due 05/09/29(b)	201,296
150,000	Bank of America Corp., 4.98% (SOFR + 0.83%), due 01/24/29(b)	152,177
300,000	Bank of America Corp., 5.93% (SOFR + 1.34%), due 09/15/27(b)	305,307
250,000	Bank of New York Mellon, 4.73% (SOFR + 1.14%), due 04/20/29(b)	253,569
14,000	Bank of New York Mellon Corp., 4.41% (SOFR + 1.35%), due 07/24/26(b)	13,994
29,000	Bank of New York Mellon Corp., 4.44% (SOFR + 0.68%), due 06/09/28(b)	29,164
63,000	Bank of New York Mellon Corp., 4.95% (SOFR + 1.03%), due 04/26/27(b)	63,303
130,000	Bank of Nova Scotia, 4.40% (SOFR + 1.00%), due 09/08/28(b)	130,255
64,000	Becton Dickinson & Co., 4.69%, due 02/13/28	64,643
30,000	BHP Billiton Finance USA Ltd., 5.25%, due 09/08/26	30,356
145,000	BlackRock Funding, Inc., 4.60%, due 07/26/27	146,843
28,000	BMW U.S. Capital LLC, 1.25%, due 08/12/26 144A	27,080
200,000	BNP Paribas SA, 4.79% (SOFR + 1.45%), due 05/09/29(b) 144A	201,060
50,000	Boeing Co., 6.26%, due 05/01/27	51,461
200,000	Booz Allen Hamilton, Inc., 3.88%, due 09/01/28 144A	194,068
17,000	BorgWarner, Inc., 4.95%, due 08/15/29	17,256
150,000	Boston Properties LP, 2.75%, due 10/01/26	146,730
49,261	British Airways Pass-Through Trust, 3.35%, due 12/15/30 144A	47,161
32,000	Broadcom, Inc., 3.46%, due 09/15/26	31,710
111,000	Broadcom, Inc., 4.15%, due 02/15/28	110,698
78,000	Broadcom, Inc., 4.80%, due 04/15/28	79,146
150,000	Broadcom, Inc., 5.05%, due 07/12/29	153,660
150,000	Brooklyn Union Gas Co., 4.63%, due 08/05/27 144A	150,539
175,000	Brown & Brown, Inc., 4.70%, due 06/23/28	176,529
40,000	Bunge Ltd. Finance Corp., 1.63%, due 08/17/25	39,836
62,000	Cadence Design Systems, Inc., 4.20%, due 09/10/27	62,104
200,000	CaixaBank SA, 4.63% (SOFR + 1.14%), due 07/03/29(b)(c) 144A	200,542
13,000	Canadian Imperial Bank of Commerce, 4.86% (SOFR + 1.03%), due 03/30/29(b)	13,142
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
180,000	Canadian Imperial Bank of Commerce, 5.00%, due 04/28/28	183,658
40,000	Canadian Natural Resources Ltd., 2.05%, due 07/15/25	39,954
40,000	Capital One Financial Corp., 1.88% (SOFR + 0.86%), due 11/02/27(b)	38,648
37,000	Capital One Financial Corp., 5.47% (SOFR + 2.08%), due 02/01/29(b)	37,896
35,000	Capital One Financial Corp., 5.70% (SOFR + 1.91%), due 02/01/30(b)	36,212
23,000	Capital Power U.S. Holdings, Inc., 5.26%, due 06/01/28 144A	23,316
12,000	Cardinal Health, Inc., 4.70%, due 11/15/26	12,067
10,000	Cardinal Health, Inc., 5.00%, due 11/15/29	10,197
41,000	Cardinal Health, Inc., 5.13%, due 02/15/29	42,058
15,000	Cargill, Inc., 3.63%, due 04/22/27 144A	14,887
38,000	Caterpillar Financial Services Corp., 4.40%, due 03/03/28	38,290
15,000	Caterpillar Financial Services Corp., 4.80%, due 01/08/30	15,369
100,000	CDW LLC/CDW Finance Corp., 5.10%, due 03/01/30	100,780
27,000	CenterPoint Energy Houston Electric LLC, 4.80%, due 03/15/30	27,492
23,000	Charles Schwab Corp., 5.88%, due 08/24/26	23,392
18,000	Chevron USA, Inc., 4.69%, due 04/15/30	18,365
27,000	Cigna Group, 5.00%, due 05/15/29	27,617
37,000	Cisco Systems, Inc., 4.55%, due 02/24/28	37,500
31,000	Cisco Systems, Inc., 4.75%, due 02/24/30	31,703
210,000	Citigroup, Inc., 3.52% (3 mo. USD Term SOFR + 1.41%), due 10/27/28(b)	205,687
150,000	Citigroup, Inc., 4.64% (SOFR + 1.14%), due 05/07/28(b)	150,418
40,000	Citigroup, Inc., 4.79% (SOFR + 0.87%), due 03/04/29(b)	40,292
15,000	CME Group, Inc., 4.40%, due 03/15/30	15,110
50,000	Coca-Cola Consolidated, Inc., 5.25%, due 06/01/29	51,545
31,000	Comcast Corp., 4.55%, due 01/15/29	31,351
15,000	Connecticut Light & Power Co., 4.65%, due 01/01/29	15,191
13,000	Consumers Energy Co., 4.50%, due 01/15/31	13,055
23,000	Consumers Energy Co., 4.90%, due 02/15/29	23,494
150,670	Consumers Securitization Funding LLC, 5.55%, due 03/01/28	151,784
42,000	Corebridge Financial, Inc., 3.65%, due 04/05/27	41,461
250,000	Credit Agricole SA, 5.23% (SOFR + 1.13%), due 01/09/29(b) 144A	254,161
40,000	Crown Castle, Inc., 5.60%, due 06/01/29	41,303
4,000	CSL Finance PLC, 3.85%, due 04/27/27 144A	3,973
175,000	CVS Health Corp., 1.30%, due 08/21/27	164,105
35,000	CVS Health Corp., 5.40%, due 06/01/29	36,029
100,000	Darden Restaurants, Inc., 4.35%, due 10/15/27	100,226
11,000	Dell International LLC/EMC Corp., 5.00%, due 04/01/30	11,180
50,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/25 144A	49,886
15,000	Diamondback Energy, Inc., 5.15%, due 01/30/30	15,347
44,000	Diamondback Energy, Inc., 5.20%, due 04/18/27	44,621
165,000	Dominion Energy, Inc., 4.60%, due 05/15/28	166,133
100,000	DTE Energy Co., 4.95%, due 07/01/27	101,197
18,000	DTE Energy Co., 5.10%, due 03/01/29	18,361
125,000	Duke Energy Corp., 2.65%, due 09/01/26	122,693
104,303	Duke Energy Florida Project Finance LLC, 2.54%, due 09/01/31	100,268
37,000	Eastman Chemical Co., 5.00%, due 08/01/29	37,535
179,000	Ecolab, Inc., 4.30%, due 06/15/28	180,295
91,000	Edison International, 5.45%, due 06/15/29	90,044
104,000	Element Fleet Management Corp., 5.64%, due 03/13/27 144A	105,657
158See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
135,000	Eli Lilly & Co., 4.55%, due 02/12/28	136,812
117,000	Enbridge, Inc., 4.60%, due 06/20/28	117,907
150,000	Energy Transfer LP, 5.55%, due 02/15/28	154,385
71,000	Enterprise Products Operating LLC, 4.30%, due 06/20/28	71,336
33,000	Equinix, Inc., 1.25%, due 07/15/25	32,958
20,000	ERAC USA Finance LLC, 5.00%, due 02/15/29 144A	20,481
100,000	Essential Utilities, Inc., 4.80%, due 08/15/27	101,089
190,000	Essex Portfolio LP, 3.63%, due 05/01/27	187,857
43,000	Eversource Energy, 2.90%, due 03/01/27	41,967
16,000	Exelon Corp., 5.15%, due 03/15/29	16,422
22,000	FedEx Corp., 3.25%, due 04/01/26	21,792
29,000	Fiserv, Inc., 5.15%, due 03/15/27	29,392
30,000	Fiserv, Inc., 5.45%, due 03/02/28	30,839
100,000	Flex Ltd., 6.00%, due 01/15/28	103,200
200,000	Ford Motor Credit Co. LLC, 3.38%, due 11/13/25	198,687
43,000	GATX Corp., 5.40%, due 03/15/27	43,611
100,000	GE HealthCare Technologies, Inc., 5.60%, due 11/15/25	100,218
32,000	General Motors Financial Co., Inc., 4.35%, due 01/17/27	31,870
21,000	General Motors Financial Co., Inc., 5.05%, due 04/04/28	21,164
28,000	General Motors Financial Co., Inc., 5.25%, due 03/01/26	28,054
19,000	General Motors Financial Co., Inc., 5.40%, due 04/06/26	19,090
10,000	General Motors Financial Co., Inc., 5.55%, due 07/15/29	10,219
19,000	Georgia Power Co., 5.00%, due 02/23/27	19,276
16,000	Gilead Sciences, Inc., 4.80%, due 11/15/29	16,337
13,000	GlaxoSmithKline Capital, Inc., 4.50%, due 04/15/30	13,107
3,000	Goldman Sachs Bank USA, 5.41% (SOFR + 0.75%), due 05/21/27(b)	3,025
79,000	Goldman Sachs Group, Inc., 1.43% (SOFR + 0.80%), due 03/09/27(b)	77,305
218,000	Goldman Sachs Group, Inc., 2.64% (SOFR + 1.11%), due 02/24/28(b)	211,793
17,000	Goldman Sachs Group, Inc., 5.05% (SOFR + 1.21%), due 07/23/30(b)	17,286
250,000	Goldman Sachs Group, Inc., 5.80% (SOFR + 1.08%), due 08/10/26(b)	250,354
25,000	Goldman Sachs Group, Inc., 6.48% (SOFR + 1.77%), due 10/24/29(b)	26,523
17,000	Hanover Insurance Group, Inc., 4.50%, due 04/15/26	16,955
120,000	HCA, Inc., 5.00%, due 03/01/28	121,818
34,000	HCA, Inc., 5.88%, due 02/01/29	35,294
116,000	HEICO Corp., 5.25%, due 08/01/28	119,047
18,000	Hershey Co., 4.75%, due 02/24/30	18,366
83,000	Hewlett Packard Enterprise Co., 4.55%, due 10/15/29	82,604
17,000	Home Depot, Inc., 4.88%, due 06/25/27	17,277
35,000	Honda Motor Co. Ltd., 2.53%, due 03/10/27	33,971
28,000	Honda Motor Co. Ltd., 4.44%, due 07/08/28(c)	28,039
30,000	Humana, Inc., 5.75%, due 03/01/28	30,972
66,000	Hyatt Hotels Corp., 5.05%, due 03/30/28	66,734
100,000	Hyundai Capital America, 4.88%, due 11/01/27 144A	100,482
12,000	Hyundai Capital America, 5.95%, due 09/21/26 144A	12,191
50,000	IDEX Corp., 4.95%, due 09/01/29	50,837
100,000	Infor LLC, 1.75%, due 07/15/25 144A	99,863
33,000	Ingersoll Rand, Inc., 5.20%, due 06/15/27	33,558
21,000	JB Hunt Transport Services, Inc., 4.90%, due 03/15/30	21,320
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
35,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.13%, due 02/01/28	35,795
66,000	John Deere Capital Corp., 4.25%, due 06/05/28	66,405
24,000	Johnson & Johnson, 4.55%, due 03/01/28	24,412
234,000	JPMorgan Chase & Co., 1.47% (SOFR + 0.77%), due 09/22/27(b)	225,815
38,000	JPMorgan Chase & Co., 1.58% (SOFR + 0.89%), due 04/22/27(b)	37,126
43,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(b)	40,339
30,000	JPMorgan Chase & Co., 2.95% (SOFR + 1.17%), due 02/24/28(b)	29,324
60,000	JPMorgan Chase & Co., 3.51% (3 mo. USD Term SOFR + 1.21%), due 01/23/29(b)	58,781
100,000	JPMorgan Chase & Co., 4.32% (SOFR + 1.56%), due 04/26/28(b)	99,943
59,000	JPMorgan Chase & Co., 4.51% (SOFR + 0.86%), due 10/22/28(b)	59,188
100,000	JPMorgan Chase & Co., 4.92% (SOFR + 0.80%), due 01/24/29(b)	101,367
150,000	JPMorgan Chase & Co., 4.98% (SOFR + 0.93%), due 07/22/28(b)	151,955
37,000	JPMorgan Chase & Co., 5.01% (SOFR + 1.31%), due 01/23/30(b)	37,690
30,000	JPMorgan Chase & Co., 5.04% (SOFR + 1.19%), due 01/23/28(b)	30,294
40,000	JPMorgan Chase & Co., 5.57% (SOFR + 0.93%), due 04/22/28(b)	40,837
16,000	JPMorgan Chase & Co., 5.58% (SOFR + 1.16%), due 04/22/30(b)	16,617
266,000	JPMorgan Chase & Co., 6.07% (SOFR + 1.33%), due 10/22/27(b)	271,852
100,000	Keurig Dr. Pepper, Inc., 4.35%, due 05/15/28	100,191
49,000	Kinder Morgan, Inc., 1.75%, due 11/15/26	47,342
100,000	Kite Realty Group Trust, 4.75%, due 09/15/30	99,877
50,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	48,469
27,000	L3Harris Technologies, Inc., 4.40%, due 06/15/28	27,077
10,000	Laboratory Corp. of America Holdings, 4.35%, due 04/01/30	9,936
50,000	Las Vegas Sands Corp., 5.90%, due 06/01/27	51,109
100,000	Lennox International, Inc., 5.50%, due 09/15/28	103,155
14,000	Liberty Utilities Co., 5.58%, due 01/31/29 144A	14,409
200,000	Lloyds Banking Group PLC, 5.46% (1 yr. CMT + 1.38%), due 01/05/28(b)	202,764
200,000	Lloyds Banking Group PLC, 5.99% (1 yr. CMT + 1.48%), due 08/07/27(b)	203,074
67,000	Lowe's Cos., Inc., 3.35%, due 04/01/27	66,031
100,000	LPL Holdings, Inc., 4.90%, due 04/03/28	100,780
100,000	LPL Holdings, Inc., 5.70%, due 05/20/27	101,932
50,000	Marriott International, Inc., 5.55%, due 10/15/28	51,886
197,000	Mars, Inc., 4.60%, due 03/01/28 144A	198,642
11,000	Mars, Inc., 4.80%, due 03/01/30 144A	11,149
25,000	Meta Platforms, Inc., 4.30%, due 08/15/29	25,233
150,000	Microchip Technology, Inc., 4.90%, due 03/15/28	151,683
100,000	Molex Electronic Technologies LLC, 4.75%, due 04/30/28 144A	100,646
12,000	Morgan Stanley, 0.99% (SOFR + 0.72%), due 12/10/26(b)	11,810
259,000	Morgan Stanley, 1.51% (SOFR + 0.86%), due 07/20/27(b)	251,300
48,000	Morgan Stanley, 1.59% (SOFR + 0.88%), due 05/04/27(b)	46,848
26,000	Morgan Stanley, 2.48% (SOFR + 1.00%), due 01/21/28(b)	25,245
18,000	Morgan Stanley, 3.13%, due 07/27/26	17,780
100,000	Morgan Stanley, 4.68% (SOFR + 1.67%), due 07/17/26(b)	99,985
17,000	Morgan Stanley, 4.99% (SOFR + 1.38%), due 04/12/29(b)	17,250
20,000	Morgan Stanley, 5.04% (SOFR + 1.22%), due 07/19/30(b)	20,344
20,000	Morgan Stanley, 5.16% (SOFR + 1.59%), due 04/20/29(b)	20,396
18,000	Morgan Stanley, 5.19% (SOFR + 1.51%), due 04/17/31(b)	18,457
27,000	Morgan Stanley, 5.23% (SOFR + 1.11%), due 01/15/31(b)	27,647
160See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
200,000	Morgan Stanley, 5.66% (SOFR + 1.26%), due 04/18/30(b)	207,781
7,000	Morgan Stanley, 5.66% (SOFR + 1.76%), due 04/17/36(b)	7,256
250,000	Morgan Stanley Bank NA, 5.02% (SOFR + 0.91%), due 01/12/29(b)	253,942
34,000	National Rural Utilities Cooperative Finance Corp., 4.12%, due 09/16/27	33,982
13,000	National Rural Utilities Cooperative Finance Corp., 5.15%, due 06/15/29	13,387
10,000	National Rural Utilities Cooperative Finance Corp., 5.60%, due 11/13/26	10,174
21,000	NextEra Energy Capital Holdings, Inc., 1.88%, due 01/15/27	20,259
22,000	NextEra Energy Capital Holdings, Inc., 1.90%, due 06/15/28	20,564
47,000	NextEra Energy Capital Holdings, Inc., 4.63%, due 07/15/27	47,313
12,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 02/28/28	12,167
37,000	NextEra Energy Capital Holdings, Inc., 5.05%, due 03/15/30	37,877
21,000	NiSource, Inc., 0.95%, due 08/15/25	20,904
150,000	NiSource, Inc., 5.20%, due 07/01/29	154,056
125,000	Nordson Corp., 4.50%, due 12/15/29	125,132
8,000	Northrop Grumman Corp., 4.65%, due 07/15/30	8,073
15,000	Novartis Capital Corp., 3.80%, due 09/18/29	14,876
28,000	Nucor Corp., 4.65%, due 06/01/30	28,232
71,000	Nutrien Ltd., 5.20%, due 06/21/27	72,121
150,000	OGE Energy Corp., 5.45%, due 05/15/29	155,457
36,000	ONE Gas, Inc., 5.10%, due 04/01/29	36,889
33,000	Oracle Corp., 1.65%, due 03/25/26	32,330
32,000	Oracle Corp., 2.65%, due 07/15/26	31,431
14,000	Oracle Corp., 4.80%, due 08/03/28	14,234
21,000	Ovintiv, Inc., 5.38%, due 01/01/26	21,020
26,000	PACCAR Financial Corp., 4.00%, due 09/26/29	25,875
150,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, due 07/01/27 144A	149,830
29,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, due 03/30/29 144A	29,751
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, due 08/01/28 144A	31,265
135,000	Pepsico Singapore Financing I Pte. Ltd., 4.94% (SOFR + 0.56%), due 02/16/27(b)	135,334
125,000	Petroleos Mexicanos, 6.50%, due 03/13/27	124,210
200,000	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/26	200,260
28,000	Philip Morris International, Inc., 4.13%, due 04/28/28	27,951
29,000	Philip Morris International, Inc., 4.88%, due 02/13/29	29,521
75,000	Pinnacle West Capital Corp., 4.90%, due 05/15/28	76,072
11,000	Pinnacle West Capital Corp., 5.15%, due 05/15/30	11,265
33,000	Pioneer Natural Resources Co., 1.13%, due 01/15/26	32,431
100,000	PNC Financial Services Group, Inc., 5.30% (SOFR + 1.34%), due 01/21/28(b)	101,537
180,000	PNC Financial Services Group, Inc., 6.62% (SOFR + 1.73%), due 10/20/27(b)	185,091
221,000	Private Export Funding Corp., 4.50%, due 02/07/27 144A	222,344
16,000	Prologis LP, 4.88%, due 06/15/28	16,329
235,000	Prudential Insurance Co. of America, 8.30%, due 07/01/25 144A	235,000
10,000	Public Service Enterprise Group, Inc., 0.80%, due 08/15/25	9,951
66,000	Public Service Enterprise Group, Inc., 5.85%, due 11/15/27	68,333
100,000	Public Service Enterprise Group, Inc., 5.88%, due 10/15/28	104,704
48,000	Quest Diagnostics, Inc., 4.60%, due 12/15/27	48,449
150,000	Regal Rexnord Corp., 6.05%, due 02/15/26	150,889
17,000	RELX Capital, Inc., 4.75%, due 03/27/30	17,231
66,000	Rio Tinto Finance USA PLC, 4.50%, due 03/14/28	66,537
36,000	Rogers Communications, Inc., 5.00%, due 02/15/29	36,518
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
69,000	Royal Bank of Canada, 4.52% (SOFR + 0.81%), due 10/18/28(b)	69,305
34,000	Royal Bank of Canada, 4.72% (SOFR + 0.81%), due 03/27/28(b)	34,219
35,000	Royal Bank of Canada, 4.95%, due 02/01/29(d)	35,814
100,000	Royal Bank of Canada, 4.97% (SOFR + 0.83%), due 01/24/29(b)	101,476
37,000	Royal Bank of Canada, 4.97% (SOFR + 1.10%), due 08/02/30(b)	37,526
30,000	RTX Corp., 3.50%, due 03/15/27	29,652
11,000	Ryder System, Inc., 4.95%, due 09/01/29	11,199
49,000	Ryder System, Inc., 5.25%, due 06/01/28	50,296
26,000	S&P Global, Inc., 2.70%, due 03/01/29	24,650
7,000	Sempra, 5.40%, due 08/01/26	7,070
60,000	Smith & Nephew PLC, 5.15%, due 03/20/27	60,741
60,000	Solventum Corp., 5.45%, due 02/25/27	61,004
85,000	Southern California Edison Co., 3.65%, due 03/01/28	82,669
250,000	Southern California Gas Co., 2.95%, due 04/15/27	245,020
29,000	Southern Co., 5.50%, due 03/15/29	30,201
200,000	Spectra Energy Partners LP, 3.38%, due 10/15/26	197,262
69,000	Sprint Capital Corp., 6.88%, due 11/15/28	74,091
115,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, due 09/20/29 144A	116,334
27,000	Stanley Black & Decker, Inc., 6.00%, due 03/06/28	28,120
50,000	Starbucks Corp., 4.50%, due 05/15/28	50,261
31,000	State Street Corp., 3.03% (SOFR + 1.49%), due 11/01/34(b)	28,648
42,000	State Street Corp., 4.53% (SOFR + 1.02%), due 02/20/29(b)	42,350
32,000	State Street Corp., 4.54%, due 02/28/28	32,369
33,000	Stryker Corp., 3.65%, due 03/07/28	32,581
58,000	Stryker Corp., 4.70%, due 02/10/28	58,801
27,000	Synopsys, Inc., 4.65%, due 04/01/28	27,280
100,000	Targa Resources Corp., 6.15%, due 03/01/29	105,196
39,000	T-Mobile USA, Inc., 2.05%, due 02/15/28	36,870
9,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	8,666
16,000	T-Mobile USA, Inc., 4.95%, due 03/15/28	16,274
49,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	48,758
48,000	Toronto-Dominion Bank, 4.98%, due 04/05/27	48,613
34,000	Toronto-Dominion Bank, 5.53%, due 07/17/26	34,427
205,000	Toyota Motor Credit Corp., 4.35%, due 10/08/27	205,914
25,000	Toyota Motor Credit Corp., 5.00%, due 03/19/27	25,379
30,000	Toyota Motor Credit Corp., 5.40%, due 11/20/26	30,492
18,000	Truist Financial Corp., 1.27% (SOFR + 0.61%), due 03/02/27(b)	17,601
46,000	Truist Financial Corp., 1.89% (SOFR + 0.86%), due 06/07/29(b)	42,814
17,000	Truist Financial Corp., 4.26% (SOFR + 1.46%), due 07/28/26(b)	16,993
37,000	Truist Financial Corp., 5.44% (SOFR + 1.62%), due 01/24/30(b)	38,117
35,000	Truist Financial Corp., 7.16% (SOFR + 2.45%), due 10/30/29(b)	37,866
220,000	U.S. Bancorp, 2.22% (SOFR + 0.73%), due 01/27/28(b)	212,679
13,000	U.S. Bancorp, 5.05% (SOFR + 1.06%), due 02/12/31(b)	13,238
15,000	Uber Technologies, Inc., 4.30%, due 01/15/30	14,944
245,000	UBS Group AG, 4.70% (1 yr. CMT + 2.05%), due 08/05/27(b) 144A	245,537
90,638	United Airlines Pass-Through Trust, 3.10%, due 01/07/30	86,727
136,591	United Airlines Pass-Through Trust, 4.00%, due 10/11/27	135,445
3,180	United Airlines Pass-Through Trust, 5.88%, due 04/15/29	3,248
162See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
53,000	UnitedHealth Group, Inc., 2.95%, due 10/15/27	51,575
14,000	UnitedHealth Group, Inc., 4.80%, due 01/15/30	14,220
150,000	USAA Capital Corp., 4.38%, due 06/01/28 144A	151,056
100,000	Ventas Realty LP, 3.85%, due 04/01/27	99,083
50,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	47,175
182,000	Veralto Corp., 5.50%, due 09/18/26	184,217
100,000	VICI Properties LP, 4.75%, due 02/15/28	100,590
50,000	VICI Properties LP, 4.75%, due 04/01/28	50,421
100,000	Vistra Operations Co. LLC, 5.05%, due 12/30/26 144A	100,551
28,000	VMware LLC, 1.40%, due 08/15/26	27,088
70,000	VMware LLC, 3.90%, due 08/21/27	69,412
11,000	Walmart, Inc., 4.35%, due 04/28/30	11,129
9,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27	8,399
48,000	Waste Management, Inc., 4.95%, due 07/03/27	48,836
21,000	WEC Energy Group, Inc., 2.20%, due 12/15/28	19,539
14,000	WEC Energy Group, Inc., 4.75%, due 01/09/26	14,005
105,000	WEC Energy Group, Inc., 5.60%, due 09/12/26	106,412
25,000	Wells Fargo & Co., 2.88% (3 mo. USD Term SOFR + 1.43%), due 10/30/30(b)	23,364
225,000	Wells Fargo & Co., 3.53% (SOFR + 1.51%), due 03/24/28(b)	221,908
30,000	Wells Fargo & Co., 3.58% (3 mo. USD Term SOFR + 1.57%), due 05/22/28(b)	29,550
150,000	Wells Fargo & Co., 4.97% (SOFR + 1.37%), due 04/23/29(b)	152,119
53,000	Wells Fargo & Co., 5.57% (SOFR + 1.74%), due 07/25/29(b)	54,733
15,000	Workday, Inc., 3.50%, due 04/01/27	14,813
70,000	Xcel Energy, Inc., 4.75%, due 03/21/28	70,700
125,000	XPLR Infrastructure Operating Partners LP, 7.25%, due 01/15/29(d) 144A	128,224
52,000	Zimmer Biomet Holdings, Inc., 4.70%, due 02/19/27	52,303
21,000	Zoetis, Inc., 5.40%, due 11/14/25	21,046
		24,266,167
	Mortgage Backed Securities - Private Issuers — 5.7%
100,000	Angel Oak Mortgage Trust, Series 2025-7, Class A1, 5.51%, due 06/25/70(e) 144A	100,655
100,000	BMP Trust, Series 2024-MF23, Class A, 5.68% (1 mo. USD Term SOFR + 1.37%), due 06/15/41(b) 144A	100,245
146,061	BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.50%, due 02/25/65(f) 144A	146,606
171,460	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.28% (1 mo. USD Term SOFR + 0.96%), due 11/15/38(b) 144A	171,462
59,498	BX Commercial Mortgage Trust, Series 2021-XL2, Class A, 5.12% (1 mo. USD Term SOFR + 0.80%), due 10/15/38(b) 144A	59,507
167,856	BX Commercial Mortgage Trust, Series 2024-AIR2, Class A, 5.80% (1 mo. USD Term SOFR + 1.49%), due 10/15/41(b) 144A	168,404
97,072	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.00% (1 mo. USD Term SOFR + 1.69%), due 08/15/39(b) 144A	97,579
76,042	BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, 5.95% (1 mo. USD Term SOFR + 1.64%), due 05/15/41(b) 144A	76,243
169,066	BX Trust, Series 2021-RISE, Class A, 5.17% (1 mo. USD Term SOFR + 0.86%), due 11/15/36(b) 144A	169,012
200,000	BX Trust, Series 2022-LBA6, Class A, 5.31% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	199,997
200,000	BX Trust, Series 2022-VAMF, Class A, 5.16% (1 mo. USD Term SOFR + 0.85%), due 01/15/39(b) 144A	199,942
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
92,027	BX Trust, Series 2024-FNX, Class A, 5.75% (1 mo. USD Term SOFR + 1.44%), due 11/15/41(b) 144A	92,241
86,538	BX Trust, Series 2024-PALM, Class A, 5.85% (1 mo. USD Term SOFR + 1.54%), due 06/15/37(b) 144A	86,657
100,000	BX Trust, Series 2025-DIME, Class A, 5.46% (1 mo. USD Term SOFR + 1.15%), due 02/15/35(b) 144A	99,789
173,189	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class A, 5.48% (1 mo. USD Term SOFR + 1.16%), due 04/15/38(b) 144A	173,275
49,139	JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1, 5.57%, due 09/25/65(e) 144A	49,353
13,844	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A5, 3.67%, due 11/15/47	13,562
100,000	JW Trust, Series 2024-BERY, Class A, 5.90% (1 mo. USD Term SOFR + 1.59%), due 11/15/39(b) 144A	100,216
198,344	KIND Trust, Series 2021-KIND, Class A, 5.38% (1 mo. USD Term SOFR + 1.06%), due 08/15/38(b) 144A	196,223
101,475	MHP Trust, Series 2022-MHIL, Class A, 5.13% (1 mo. USD Term SOFR + 0.81%), due 01/15/39(b) 144A	101,445
99,417	OBX Trust, Series 2025-NQM10, Class A1, 5.45%, due 05/25/65(f) 144A	99,931
100,000	ORL Trust, Series 2024-GLKS, Class A, 5.80% (1 mo. USD Term SOFR + 1.49%), due 12/15/39(b) 144A	100,118
200,000	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, 5.31% (1 mo. USD Term SOFR + 1.00%), due 01/15/39(b) 144A	199,342
125,000	SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.75% (1 mo. USD Term SOFR + 1.44%), due 02/15/42(b) 144A	124,282
88,366	THPT Mortgage Trust, Series 2023-THL, Class A, 7.23%, due 12/10/34(e) 144A	89,939
153,809	TTAN, Series 2021-MHC, Class A, 5.28% (1 mo. USD Term SOFR + 0.96%), due 03/15/38(b) 144A	153,925
100,000	Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class A, 5.27%, due 03/15/38(e) 144A	100,469
		3,270,419
	Mortgage Backed Securities - U.S. Government Agency Obligations — 10.3%
296,003	Federal Home Loan Mortgage Corp., Pool # G18575, 3.00%, due 11/01/30	289,386
95,312	Federal Home Loan Mortgage Corp., Pool # RC2071, 2.00%, due 06/01/36	88,033
99,814	Federal Home Loan Mortgage Corp., Pool # SB0935, 3.00%, due 07/01/33	97,119
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR1, Class A2, 2.85%, due 03/25/26	98,645
233,945	Federal Home Loan Mortgage Corp. REMICS, Series 5502, Class FH, 5.71%, (SOFR 30-day average + 1.40%), due 02/25/55(b)	235,043
330,721	Federal Home Loan Mortgage Corp. REMICS, Series 5410, Class DF, 5.76%, (SOFR 30-day average + 1.45%), due 05/25/54(b)	332,105
450,026	Federal Home Loan Mortgage Corp. REMICS, Series 5486, Class FA, 5.76%, (SOFR 30-day average + 1.45%), due 12/25/54(b)	452,957
67,903	Federal National Mortgage Association, Pool # AL8943, 2.75%, due 10/01/25(e)	67,596
128,047	Federal National Mortgage Association, Pool # AM9939, 2.85%, due 11/01/25	127,090
189,616	Federal National Mortgage Association, Pool # AN0293, 2.81%, due 11/01/25	188,119
128,781	Federal National Mortgage Association, Pool # AN0558, 2.94%, due 01/01/26	127,500
93,187	Federal National Mortgage Association, Pool # AN3359, 2.65%, due 12/01/26	91,030
113,011	Federal National Mortgage Association, Pool # AN4048, 3.01%, due 12/01/26	111,007
142,217	Federal National Mortgage Association, Pool # AN5377, 3.02%, due 05/01/27	139,551
192,776	Federal National Mortgage Association, Pool # AN7475, 3.06%, due 11/01/27	188,431
75,000	Federal National Mortgage Association, Pool # BL0240, 3.54%, due 11/01/25	74,564
164See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
190,208	Federal National Mortgage Association, Pool # BL0677, 3.50%, due 11/01/25	189,062
170,000	Federal National Mortgage Association, Pool # BL1942, 3.15%, due 03/01/26	168,232
165,000	Federal National Mortgage Association, Pool # BL2331, 2.91%, due 04/01/26	162,700
275,000	Federal National Mortgage Association, Pool # BL6406, 1.63%, due 05/01/27	262,970
320,353	Federal National Mortgage Association, Pool # BM3919, 3.00%, due 02/01/33	311,647
85,970	Federal National Mortgage Association, Pool # BM7189, 3.05%, due 10/01/25(e)	85,689
230,000	Federal National Mortgage Association, Pool # BS3066, 1.39%, due 11/01/28	210,764
100,000	Federal National Mortgage Association, Pool # BS5008, 2.22%, due 03/01/27	96,896
119,276	Federal National Mortgage Association, Pool # MA3097, 3.50%, due 08/01/27	118,262
169,766	Federal National Mortgage Association, Pool # MA4053, 2.50%, due 06/01/35	158,979
267,158	Federal National Mortgage Association REMICS, Series 2006-83, Class FG, 4.92%, (SOFR 30-day average + 0.61%), due 09/25/36(b)	265,483
311,602	Federal National Mortgage Association REMICS, Series 2024-103, Class FH, 5.56%, (SOFR 30-day average + 1.25%), due 01/25/55(b)	311,303
252,374	Federal National Mortgage Association REMICS, Series 2024-15, Class FD, 5.66%, (SOFR 30-day average + 1.35%), due 04/25/54(b)	253,049
141,436	Federal National Mortgage Association-ACES, Series 2016-M6, Class A2, 2.49%, due 05/25/26	138,987
144,569	Federal National Mortgage Association-ACES, Series 2017-M1, Class A2, 2.50%, due 10/25/26(e)	141,109
166,552	Government National Mortgage Association REMICS, Series 2020-H13, Class FC, 4.90%, (1 mo. USD Term SOFR + 0.56%), due 07/20/70(b)	164,475
165,711	Government National Mortgage Association REMICS, Series 2016-H16, Class FE, 6.30%, (1 yr. USD Term SOFR + 1.10%), due 06/20/66(b)	167,214
		5,914,997
	U.S. Government and Agency Obligations — 11.5%
89,400	U.S. Treasury Notes, 3.75%, due 06/30/27	89,459
425,000	U.S. Treasury Notes, 3.88%, due 11/30/27	426,693
1,528,400	U.S. Treasury Notes, 3.88%, due 06/15/28	1,536,579
18,000	U.S. Treasury Notes, 3.88%, due 06/30/30	18,070
300,000	U.S. Treasury Notes, 4.00%, due 02/28/30	302,988
2,350,000	U.S. Treasury Notes, 4.00%, due 03/31/30	2,372,399
85,500	U.S. Treasury Notes, 4.00%, due 06/30/32	85,574
647,000	U.S. Treasury Notes, 4.13%, due 06/15/26	647,856
400,000	U.S. Treasury Notes, 4.13%, due 03/31/29	405,500
750,000	U.S. Treasury Notes, 4.38%, due 11/30/28	765,791
		6,650,909
	TOTAL DEBT OBLIGATIONS (COST $54,348,367)	54,949,001
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
June 30, 2025 (Unaudited)
Par Value(a)	Description	Value ($)

	SHORT-TERM INVESTMENT — 0.5%
	Mutual Fund - Securities Lending Collateral — 0.5%
276,500	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(g)(h)	276,500
	TOTAL SHORT-TERM INVESTMENT (COST $276,500)	276,500
	TOTAL INVESTMENTS — 95.7% (Cost $54,624,867)	55,225,501
	Other Assets and Liabilities (net) — 4.3%	2,488,879
	NET ASSETS — 100.0%	$57,714,380

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of June 30, 2025.
(c)	When-issued security.
(d)	All or a portion of this security is out on loan.
(e)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(g)	The rate disclosed is the 7-day net yield as of June 30, 2025.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $14,898,515 which represents 25.8% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
42	U.S. Treasury Note 2-Year	Sep 2025	$8,736,984	$26,020
Sales
1	U.S. Long Bond	Sep 2025	$115,469	$(4,149)
15	U.S. Treasury Note 5-Year	Sep 2025	1,635,000	(18,076)
2	U.S. Ultra 10-Year	Sep 2025	228,531	(5,066)
				$(27,291)

Currency Abbreviations
USD	—	U.S. Dollar

166See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Index
SOFR	—	Secured Overnight Financing Rate
See accompanying Notes to the Schedule of Investments

Mercer Short Duration Fixed Income Fund
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	42.0
Asset Backed Securities	23.3
U.S. Government and Agency Obligations	11.5
Mortgage Backed Securities - U.S. Government Agency Obligations	10.3
Mortgage Backed Securities - Private Issuers	5.7
Bank Loans	2.4
Futures Contracts	0.0*
Short-Term Investment	0.5
Other Assets and Liabilities (net)	4.3
100.0%

*	Amount rounds to zero.
168See accompanying Notes to the Schedule of Investments

Mercer Funds
Notes to Financial Statements
June 30, 2025 (Unaudited)

1.
Organization
Mercer Funds (the “Trust”) consists of the following six series: Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”) and Mercer Short Duration Fixed Income Fund (“Short Duration Fixed”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC, a Delaware limited liability company (the “Adviser”), serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
Investment Objectives:
The investment objective for Small/Mid Cap is to provide long-term total return, comprised primarily of capital appreciation. The investment objective for Core Fixed Fund and Short Duration Fixed is to provide total return, consisting of both current income and capital appreciation. The investment objective for the remaining Funds, Non-US Core Equity, Opportunistic Fixed and Emerging Markets is to provide long-term total return, which includes capital appreciation and income.
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference among the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2025, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in each of the Funds except Short Duration Fixed.
(a) Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities.
The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria that the Adviser, which has been designated as the Funds' Valuation Designee under Rule 2a-5 of the 1940 Act by the Board of Trustees of the Trust (the “Board”), has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Fixed income securities are valued using at a mean price upon market close by an independent pricing service. The Fund may value short-term investments that will mature within sixty (60) days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Valuation Designee.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over-the-counter (“OTC”) derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has designated the Adviser as the Valuation Designee responsible for valuing portfolio securities, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Depending on market movements throughout the quarter ended June 30, 2025, substantially all foreign equity securities held by Non-US Core Equity and Emerging Markets may be fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

broad Levels listed below.
•
Level 1 – quoted prices unadjusted in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the portfolio securities by level based on inputs used as of June 30, 2025 in valuing the assets and liabilities of the Funds for which fair valuation was used:
Small/Mid Cap
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Basic Materials	$36,541,445	$—	$—	$36,541,445
Communications	45,567,198	—	—	45,567,198
Consumer, Cyclical	254,217,270	—	0*	254,217,270
Consumer, Non-cyclical	370,031,405	—	—	370,031,405
Energy	56,303,464	—	—	56,303,464
Financial	298,080,809	—	—	298,080,809
Government	2,370,285	—	—	2,370,285
Industrial	301,029,386	—	—	301,029,386
Technology	158,878,582	—	—	158,878,582
Utilities	33,419,667	—	—	33,419,667
Total Common Stocks	1,556,439,511	—	0	1,556,439,511
Short-Term Investment
Mutual Fund - Securities Lending Collateral	9,544,800	—	—	9,544,800
Futures Contracts†
Buys	670,325	—	—	670,325
Total	$1,566,654,636	$—	$0	$1,566,654,636

*	Represents one or more Level 3 securities at $0 value as of June 30, 2025.
†	Futures contracts are valued at unrealized appreciation (depreciation).

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Brazil	$59,184,712	$—	$—	$59,184,712
Canada	4,438,954	—	—	4,438,954
Chile	7,554,347	—	—	7,554,347
China	13,742,918	261,293,015	—	275,035,933
Colombia	397,835	418,987	—	816,822
Czech Republic	—	1,173,870	—	1,173,870
Greece	—	9,788,429	—	9,788,429
Hong Kong	—	4,426,018	—	4,426,018
Hungary	—	6,477,079	—	6,477,079
India	12,442,161	154,266,141	—	166,708,302
Indonesia	—	14,027,849	—	14,027,849
Italy	—	2,908,043	—	2,908,043
Japan	—	2,668,552	—	2,668,552
Kazakhstan	3,174,546	—	0*	3,174,546
Kuwait	—	5,086,710	—	5,086,710
Macau	—	3,283,870	—	3,283,870
Malaysia	—	9,093,443	—	9,093,443
Mexico	33,413,792	—	10,348	33,424,140
Netherlands	—	3,870,881	—	3,870,881
Panama	2,125,170	—	—	2,125,170
Peru	6,974,688	—	—	6,974,688
Philippines	194,600	3,073,424	—	3,268,024
Poland	—	7,910,133	—	7,910,133
Portugal	—	3,958,514	—	3,958,514
Qatar	—	3,666,686	—	3,666,686
Russia	—	—	0*	0
Saudi Arabia	—	23,685,853	—	23,685,853
Singapore	3,320,834	—	—	3,320,834
South Africa	2,548,857	23,926,707	—	26,475,564
South Korea	3,141,983	93,838,646	—	96,980,629
Taiwan	—	162,338,337	—	162,338,337
Thailand	3,325,127	10,850,542	—	14,175,669
Turkey	—	6,827,177	—	6,827,177
United Arab Emirates	—	9,365,664	—	9,365,664
United Kingdom	—	4,574,085	—	4,574,085
United States	6,300,626	—	—	6,300,626
Vietnam	—	4,543,677	—	4,543,677

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Zambia	$3,801,704	$—	$—	$3,801,704
Total Common Stocks	166,082,854	837,342,332	10,348	1,003,435,534
Preferred Stocks
Brazil	18,043,010	—	—	18,043,010
South Korea	—	2,871,220	—	2,871,220
Total Preferred Stocks	18,043,010	2,871,220	—	20,914,230
Rights	—	—	35,276	35,276
Warrant	—	—	10,173	10,173
Short-Term Investment
Mutual Fund - Securities Lending Collateral	1,889,154	—	—	1,889,154
Futures Contracts†
Buys	1,094,515	—	—	1,094,515
Total	$187,109,533	$840,213,552	$55,797	$1,027,378,882

*	Represents one or more Level 3 securities at $0 value as of June 30, 2025.
†	Futures contracts are valued at unrealized appreciation (depreciation).
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$4,962,009	$74,124,339	$—	$79,086,348
Austria	—	11,821,810	—	11,821,810
Belgium	—	10,742,132	—	10,742,132
Brazil	23,958,916	1,147,928	—	25,106,844
Burkina Faso	305,208	—	—	305,208
Canada	276,355,905	—	—	276,355,905
China	7,789,341	81,184,974	—	88,974,315
Denmark	3,712,106	32,751,311	—	36,463,417
Finland	—	23,942,682	—	23,942,682
France	—	288,456,000	—	288,456,000

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Georgia	$—	$4,664,766	$—	$4,664,766
Germany	—	276,647,704	—	276,647,704
Greece	—	5,953,177	—	5,953,177
Guatemala	211,293	—	—	211,293
Hong Kong	2,349,693	80,585,122	—	82,934,815
Hungary	—	4,751,451	—	4,751,451
India	7,242,698	3,052,029	—	10,294,727
Ireland	—	52,439,399	—	52,439,399
Israel	4,601,197	20,233,996	—	24,835,193
Italy	9,536,599	190,494,769	—	200,031,368
Japan	—	652,387,928	—	652,387,928
Luxembourg	—	485,721	—	485,721
Macau	—	10,353,724	—	10,353,724
Netherlands	3,707,730	119,737,933	—	123,445,663
New Zealand	—	2,980,744	—	2,980,744
Nigeria	—	163,781	—	163,781
Norway	—	28,254,651	—	28,254,651
Portugal	—	16,680,669	—	16,680,669
Russia	—	—	0*	0
Singapore	7,345,564	18,512,274	—	25,857,838
South Africa	—	679,179	—	679,179
South Korea	—	25,496,768	—	25,496,768
Spain	1,593,851	125,549,841	—	127,143,692
Sweden	2,120,475	77,451,050	—	79,571,525
Switzerland	16,184,628	146,048,740	—	162,233,368
Taiwan	15,327,937	19,469,134	—	34,797,071
Turkey	248,433	1,790,107	—	2,038,540
United Kingdom	29,062,910	346,401,449	—	375,464,359
United States	133,536,505	203,320,714	—	336,857,219
Zambia	729,033	—	—	729,033
Total Common Stocks	550,882,031	2,958,757,996	0	3,509,640,027
Investment Companies	14,551,290	—	—	14,551,290
Preferred Stocks	—	10,155,831	—	10,155,831
Short-Term Investment
Mutual Fund - Securities Lending Collateral	54,655,973	—	—	54,655,973

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts
Buys†	$842,499	$—	$—	$842,499
Total	$620,931,793	$2,968,913,827	$0	$3,589,845,620

*	Represents one or more Level 3 securities at $0 value as of June 30, 2025.
†	Futures contracts are valued at unrealized appreciation (depreciation).
Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$1,319,846,386	$—	$1,319,846,386
Common Stock	—	24,486	—	24,486
Short-Term Investment
Mutual Fund - Securities Lending Collateral	9,879,095	—	—	9,879,095
Forward Foreign Currency Contracts†	—	373,999	—	373,999
Futures Contracts†
Buys	673,460	—	—	673,460
Swaps
Centrally Cleared Interest Rate Swap†	—	253,331	—	253,331
Total	$10,552,555	$1,320,498,202	$—	$1,331,050,757
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(9,681,884)	$—	$(9,681,884)
Forward Foreign Currency Contracts†	—	(1,279,361)	—	(1,279,361)
Futures Contracts†
Sales	(139,590)	—	—	(139,590)

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Written Exchange-Traded Options	$(34,650)	$—	$—	$(34,650)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(371,522)	—	(371,522)
Centrally Cleared Credit Default Swap†	—	(69,565)	—	(69,565)
Total Swaps	—	(441,087)	—	(441,087)
Total	$(174,240)	$(11,402,332)	$—	$(11,576,572)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation (depreciation).
Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$136,395,631	$—	$136,395,631
Bank Loans	—	298,684,670	1,230,110	299,914,780
Convertible Debt	—	14,468,317	—	14,468,317
Corporate Debt	—	696,565,312	—	696,565,312
Mortgage Backed Securities - Private Issuers	—	87,300,020	2,270,000	89,570,020
Mortgage Backed Securities - U.S. Government Agency Obligations	—	90,912,640	—	90,912,640
Municipal Obligation	—	839,330	—	839,330
Sovereign Debt Obligations	—	309,936,392	—	309,936,392
U.S. Government and Agency Obligations	—	179,740,044	—	179,740,044
Total Debt Obligations	—	1,814,842,356	3,500,110	1,818,342,466
Common Stocks
Basic Materials	—	—	32,572	32,572
Consumer, Cyclical	123,807	—	—	123,807
Financial	11,329,555	—	—	11,329,555
Technology	—	231,570	—	231,570
Total Common Stocks	11,453,362	231,570	32,572	11,717,504

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$30,436,086	$—	$—	$30,436,086
Preferred Stocks
Communications	342,329	—	—	342,329
Financial	1,754,177	—	534,916	2,289,093
Industrial	646,000	—	—	646,000
Utilities	373,012	—	—	373,012
Total Preferred Stocks	3,115,518	—	534,916	3,650,434
Short-Term Investments
Mutual Fund - Securities Lending Collateral	73,956,859	—	—	73,956,859
Commercial Paper	—	43,784,087	—	43,784,087
Repurchase Agreement	—	27,400,000	—	27,400,000
U.S. Government and Agency Obligations	—	25,475,125	—	25,475,125
Total Short-Term Investments	73,956,859	96,659,212	—	170,616,071
Forward Foreign Currency Contracts†	—	4,273,375	—	4,273,375
Futures Contracts†
Buys	1,554,373	—	—	1,554,373
Sales	172,005	—	—	172,005
Total Futures Contracts	1,726,378	—	—	1,726,378
Swaps
OTC Interest Rate Swaps	—	70,809	—	70,809
Centrally Cleared Interest Rate Swaps†	—	317,576	—	317,576
Centrally Cleared Credit Default Swaps†	—	3,324,616	—	3,324,616
OTC Total Return Swap	—	449,420	—	449,420
Total Swaps	—	4,162,421	—	4,162,421
Total	$120,688,203	$1,920,168,934	$4,067,598	$2,044,924,735
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(7,045,216)	$—	$(7,045,216)

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(1,670)	$—	$—	$(1,670)
Sales	(732,200)	—	—	(732,200)
Total Futures Contracts	(733,870)	—	—	(733,870)
Written Options
Written Exchange-Traded Options	(6,750)	—	—	(6,750)
Written Interest Rate Swaptions	—	(55,453)	—	(55,453)
Total Written Options	(6,750)	(55,453)	—	(62,203)
Swaps
Centrally Cleared Interest Rate Swaps†	—	(85,655)	—	(85,655)
Total	$(740,620)	$(7,186,324)	$—	$(7,926,944)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation (depreciation).
Short Duration Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$54,949,001	$—	$54,949,001
Short-Term Investment
Mutual Fund - Securities Lending Collateral	276,500	—	—	276,500
Futures Contract†
Buys	26,020	—	—	26,020
Total	$302,520	$54,949,001	$—	$55,251,521

Mercer Funds
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(27,291)	$—	$—	$(27,291)
Total	$(27,291)	$—	$—	$(27,291)

†	Futures contracts are valued at unrealized appreciation (depreciation).
2.
Bank loans
Core Fixed, Opportunistic Fixed and Short Duration Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Each Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, each Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, each Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2025, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
GC Ferry Acquisition I, Inc.	$94,792	$93,370	$93,133	$(237)
Janney Montgomery Scott LLC	214,286	215,343	215,391	48
Secretariat Advisors LLC	146,666	146,197	147,033	836
Student Transportation of America Holdings, Inc.	6,667	6,633	6,686	53
USALCO LLC	140,216	140,278	141,093	815
Van Pool Transportation LLC	67,470	66,964	67,498	534
	$670,097	$668,785	$670,834	$2,049
For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investments related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.